UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter: USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and Address of Agent for Service:

KRISTEN MILLAN

USAA MUTUAL FUNDS TRUST 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Registrant's Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: JULY 31

Date of Reporting Period: OCTOBER 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST – 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2018

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA AGGRESSIVE GROWTH FUND

OCTOBER 31, 2018

(Form N-Q)

48454-1218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Aggressive Growth Fund

October 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (98.5%)

COMMON STOCKS (98.5%)

Basic Materials (1.6%)

Chemicals (1.6%)

812,000 Mosaic Co.$ 25,123

Communications (16.4%)

Internet (14.7%)

43,300	Alphabet, Inc. "A"(a)	47,222
56,700	Amazon.com, Inc.(a)	90,607
6,300	Booking Holdings, Inc.(a)	11,810
384,200	Facebook, Inc. "A"(a)	58,318
62,600	Netflix, Inc.(a)	18,891
		226,848

Media (1.7%)

225,000 Walt Disney Co.	25,837
Total Communications	252,685

Consumer, Cyclical (14.5%)

Airlines (3.5%)

310,000	Alaska Air Group, Inc.	19,040
400,000	United Continental Holdings, Inc.(a)	34,204
		53,244

Apparel (1.4%)

280,400 NIKE, Inc. "B"	21,041

Auto Manufacturers (1.7%)

79,000 Tesla, Inc.(a),(b)	26,648

Leisure Time (1.5%)

525,000 Norwegian Cruise Line Holdings Ltd.(a)	23,137

Lodging (1.8%)

210,000	Las Vegas Sands Corp.	10,716
642,000	MGM Resorts International	17,129
		27,845

Retail (4.6%)

47,000	Chipotle Mexican Grill, Inc.(a)	21,635
100,000	Home Depot, Inc.	17,588
480,000	Nordstrom, Inc.	31,570
		70,793
	Total Consumer, Cyclical	222,708

1| USAA Aggressive Growth Fund

		Market
Number		Value
of Shares	Security	(000)

Consumer, Non-cyclical (20.5%)

Beverages (1.3%)

392,000 Monster Beverage Corp.(a)$ 20,717

Biotechnology (4.2%)

170,000	Alexion Pharmaceuticals, Inc.(a)	19,052
218,000	Gilead Sciences, Inc.	14,863
50,688	Illumina, Inc.(a)	15,772
86,000	Vertex Pharmaceuticals, Inc.(a)	14,573
		64,260

Commercial Services (1.6%)

300,293 PayPal Holdings, Inc.(a)	25,282

Food (2.0%)

1,054,000 Kroger Co.	31,367

Healthcare-Products (6.3%)

25,000	Align Technology, Inc.(a)	5,530
566,200	Boston Scientific Corp.(a)	20,462
199,640	Danaher Corp.	19,844
140,000	Edwards Lifesciences Corp.(a)	20,664
9,000	Intuitive Surgical, Inc.(a)	4,691
106,050	Thermo Fisher Scientific, Inc.	24,779
		95,970

Healthcare-Services (3.5%)

100,000	Cigna Corp.	21,381
121,000	UnitedHealth Group, Inc.	31,623
		53,004

Pharmaceuticals (1.6%)

56,000	Allergan plc	8,849
142,000	Eli Lilly & Co.	15,398
		24,247
	Total Consumer, Non-cyclical	314,847

Energy (2.7%)

Oil & Gas (2.2%)

173,000	Cimarex Energy Co.	13,748
68,000	EOG Resources, Inc.	7,163
1,200,000	Transocean Ltd.(a),(b)	13,212
		34,123

Oil & Gas Services (0.5%)

210,000 Halliburton Co.	7,283
Total Energy	41,406

Financial (8.4%)

Banks (3.5%)

450,000	Bank of America Corp.	12,375
126,500	J.P. Morgan Chase & Co.	13,791
760,000	KeyCorp	13,802
256,000	U.S. Bancorp.	13,381
		53,349

Diversified Financial Services (4.9%)

237,455 Intercontinental Exchange, Inc.	18,294

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

415,047	Visa, Inc. "A"(b)	$57,214
		75,508
	Total Financial	128,857

Industrial (7.3%)

Building Materials (1.7%)

253,000 Vulcan Materials Co.	25,588

Electrical Components & Equipment (0.5%)

120,872 Emerson Electric Co.	8,205

Electronics (1.2%)

125,686	Honeywell International, Inc.	18,202
20,948	Resideo Technologies, Inc.(a)	441
		18,643

Machinery-Diversified (0.7%)

64,632 Rockwell Automation, Inc.	10,647

Transportation (3.2%)

50,000	Canadian Pacific Railway Ltd.	10,250
361,000	CSX Corp.	24,858
130,000	Kansas City Southern	13,255
		48,363
	Total Industrial	111,446

Technology (27.1%)

Computers (7.3%)

328,500	Apple, Inc.	71,896
1,675,000	HP, Inc.	40,434
		112,330

Semiconductors (7.8%)

165,000	Analog Devices, Inc.	13,812
329,000	Applied Materials, Inc.	10,818
45,000	ASML Holding N.V.	7,756
42,500	Broadcom, Inc.	9,498
197,000	Maxim Integrated Products, Inc.	9,854
97,100	NVIDIA Corp.	20,472
350,000	NXP Semiconductors N.V.	26,246
128,621	Texas Instruments, Inc.	11,940
110,000	Xilinx, Inc.	9,391
		119,787

Software (12.0%)

125,000	Adobe, Inc.(a)	30,720
120,409	Electronic Arts, Inc.(a)	10,955
849,456	Microsoft Corp.	90,730
130,000	Oracle Corp.	6,349
222,900	Salesforce.com, Inc.(a)	30,591
77,700	ServiceNow, Inc.(a)	14,067
		183,412
	Total Technology	415,529
	Total Common Stocks (cost: $1,095,043)	1,512,601
	Total Equity Securities (cost: $1,095,043)	1,512,601

3| USAA Aggressive Growth Fund

		Market
Number		Value
of Shares	Security	(000)

MONEY MARKET INSTRUMENTS (0.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)

7,990,725 State Street Institutional Treasury Money Market Fund Premier Class, 2.09%(c)
(cost: $7,991)	$7,991

SHORT-TERM INVESTMENT PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.8%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.8%)

11,216,696 Invesco Government & Agency Portfolio Institutional Class, 2.08%(c)				11,217
Total Short-Term Investment Purchased with Cash Collateral from Securities
Loaned (cost: $11,217)				11,217
Total Investments (cost: $1,114,251)				$1,531,809
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 1,512,601	$—	$—	$ 1,512,601
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	7,991	—	—	7,991
Short-Term Investment Purchased with Cash Collateral
from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	11,217	—	—	11,217
Total	$1,531,809	$—	$—	$1,531,809

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the BICs classifications, which may differ from the Fund's compliance classification.

For the period of August 1, 2018, through October 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 4

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Aggressive Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

5| USAA Aggressive Growth Fund

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the

Notes to Portfolio of Investments | 6

market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$67,755,000	$55,643,000	$11,217,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,535,459,000 at October 31, 2018, and, in total, may

7| USAA Aggressive Growth Fund

not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E. Upcoming Regulatory Matters

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

F. Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

G. Subsequent Event

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Fund's respective investment objectives and principal investment strategies.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, was out on loan as of October 31, 2018.

(c)Rate represents the money market fund annualized seven-day yield at October 31, 2018.

Notes to Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA CAPITAL GROWTH FUND

OCTOBER 31, 2018

(Form N-Q)

48453-1218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Capital Growth Fund

October 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (99.5%)

COMMON STOCKS (98.7%)

Basic Materials (4.5%)

Chemicals (1.6%)

81,650	Chemours Co.	$2,695
68,875	Covestro AG	4,456
135,000	Huntsman Corp.	2,954
50,900	Methanex Corp.	3,296
		13,401

Forest Products & Paper (1.0%)

256,293 UPM-Kymmene Oyj	8,247

Iron/Steel (0.3%)

578,879 Outokumpu Oyj	2,433

Mining (1.6%)

386,005	Anglo American plc	8,266
2,298,518	South32 Ltd.	5,892
		14,158
	Total Basic Materials	38,239

Communications (9.9%)

Internet (3.6%)

2,992	Alphabet, Inc. "A"(a)	3,263
3,000	Amazon.com, Inc.(a)	4,794
800,000	Auto Trader Group plc	4,189
54,205	F5 Networks, Inc.(a)	9,501
21,088	Facebook, Inc. "A"(a)	3,201
100,000	TripAdvisor, Inc.(a)	5,214
		30,162

Media (1.6%)

90,400	CBS Corp. "B"	5,184
88,575	Comcast Corp. "A"	3,378
165,000	Viacom, Inc. "B"	5,277
		13,839

Telecommunications (4.7%)

10,500,000	China Telecom Corp. Ltd. "H"	4,954
106,948	Cisco Systems, Inc.	4,893
203,800	Juniper Networks, Inc.	5,965
209,900	KDDI Corp.	5,236
117,600	Nippon Telegraph & Telephone Corp.	4,951
284,000	NTT DOCOMO, Inc.	7,159

1| USAA Capital Growth Fund

		Market
Number		Value
of Shares	Security	(000)

100,000	T-Mobile US, Inc.(a)	$6,855
		40,013
	Total Communications	84,014

Consumer, Cyclical (15.2%)

Airlines (0.7%)

318,000 Air Canada(a)	6,034

Apparel (1.2%)

222,300	Burberry Group plc	5,146
40,000	Ralph Lauren Corp.	5,184
		10,330

Auto Manufacturers (1.7%)

1,525,000	Geely Automobile Holdings Ltd.	2,917
114,000	Honda Motor Co. Ltd.	3,274
146,600	Mazda Motor Corp.	1,590
130,000	Suzuki Motor Corp.	6,510
		14,291

Auto Parts & Equipment (1.8%)

33,683	Lear Corp.	4,476
72,700	Magna International, Inc.	3,579
172,000	NGK Spark Plug Co. Ltd.	3,494
251,200	Sumitomo Rubber Industries Ltd.	3,618
		15,167

Distribution/Wholesale (1.7%)

60,613	Ferguson plc	4,093
851,100	Marubeni Corp.	6,911
12,500	WW Grainger, Inc.	3,550
		14,554

Home Builders (1.0%)

110,200	Bellway plc	4,044
171,000	Persimmon plc	5,014
		9,058

Home Furnishings (0.4%)

162,185 Electrolux AB "B"	3,371

Retail (6.7%)

49,000	Canadian Tire Corp. Ltd. "A"(b)	5,514
57,900	Home Depot, Inc.	10,183
108,900	Lowe's Companies, Inc.	10,369
1,150,196	Marks & Spencer Group plc	4,352
62,076	Ross Stores, Inc.	6,146
63,000	Target Corp.	5,269
67,829	Walgreens Boots Alliance, Inc.	5,411
95,400	Walmart, Inc.	9,567
		56,811
	Total Consumer, Cyclical	129,616

Consumer, Non-cyclical (19.4%)

Agriculture (2.2%)

89,131	Altria Group, Inc.	5,797
135,000	Archer-Daniels-Midland Co.	6,379
197,301	Imperial Brands plc	6,690
		18,866

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

Beverages (1.5%)

170,000	Diageo plc	$5,886
58,100	PepsiCo, Inc.	6,529
		12,415

Biotechnology (2.2%)

35,500	Amgen, Inc.	6,844
23,047	Biogen, Inc.(a)	7,013
66,667	Gilead Sciences, Inc.	4,545
		18,402

Cosmetics/Personal Care (0.9%)

86,000 Procter & Gamble Co.	7,627

Food (2.1%)

55,063	GS Holdings Corp.	2,344
114,800	Seven & i Holdings Co. Ltd.	4,978
1,700,000	Tesco plc	4,635
104,642	Tyson Foods, Inc. "A"	6,270
		18,227

Healthcare-Products (2.1%)

117,400	Baxter International, Inc.	7,339
20,000	IDEXX Laboratories, Inc.(a)	4,242
54,800	Masimo Corp.(a)	6,335
		17,916

Healthcare-Services (6.0%)

36,300	Aetna, Inc.	7,202
35,000	Anthem, Inc.	9,645
30,000	Cigna Corp.	6,414
26,595	Humana, Inc.	8,521
40,000	UnitedHealth Group, Inc.	10,454
32,272	WellCare Health Plans, Inc.(a)	8,907
		51,143

Pharmaceuticals (2.4%)

50,000	Bayer AG	3,838
99,725	CVS Health Corp.	7,219
73,400	Merck & Co., Inc.	5,403
45,689	UCB S.A.	3,839
		20,299
	Total Consumer, Non-cyclical	164,895

Energy (6.3%)

Oil & Gas (5.8%)

5,108,000	China Petroleum & Chemical Corp. "H"	4,143
305,917	Eni S.p.A.	5,442
36,956	Exxon Mobil Corp.	2,945
191,500	Murphy Oil Corp.	6,101
122,248	Neste Oyj	10,075
31,300	Phillips 66	3,218
253,935	Repsol S.A.	4,551
105,466	TOTAL S.A.	6,207
69,600	Valero Energy Corp.	6,340
		49,022

Oil & Gas Services (0.5%)

260,781 SBM Offshore N.V.	4,513
Total Energy	53,535

3| USAA Capital Growth Fund

		Market
Number		Value
of Shares	Security	(000)

Financial (20.3%)

Banks (7.7%)

6,260,000	Agricultural Bank of China Ltd. "H"	$2,746
314,900	Bank of America Corp.	8,660
112,696	BNP Paribas S.A.	5,888
75,500	Canadian Imperial Bank of Commerce	6,520
53,601	Capital One Financial Corp.	4,786
2,521,000	China Construction Bank Corp. "H"	2,000
130,955	Citigroup, Inc.	8,572
233,445	Citizens Financial Group, Inc.	8,719
197,256	Danske Bank A/S	3,784
85,223	J.P. Morgan Chase & Co.	9,291
450,883	Skandinaviska Enskilda Banken AB "A"	4,669
		65,635

Diversified Financial Services (2.0%)

20,400	Alliance Data Systems Corp.	4,206
325,700	ORIX Corp.	5,314
57,416	Visa, Inc. "A"	7,915
		17,435

Insurance (9.1%)

1,244,918	Aegon N.V.	7,654
36,300	Allianz SE	7,583
78,000	Allstate Corp.	7,466
230,000	AXA S.A.	5,768
264,364	CNO Financial Group, Inc.	4,996
130,146	Essent Group Ltd.(a)	5,130
1,723,000	Legal & General Group plc	5,539
50,113	Lincoln National Corp.	3,016
21,724	Muenchener Rueckver AG-Reg	4,674
135,000	NN Group N.V.	5,811
122,800	Sun Life Financial, Inc.	4,497
12,219	Swiss Life Holding AG	4,613
55,000	Swiss Re AG	4,967
113,300	Tokio Marine Holdings, Inc.	5,368
		77,082

Real Estate (0.9%)

724,500	CK Asset Holdings Ltd.	4,702
1,512,000	Shimao Property Holdings Ltd.	2,958
		7,660

REITS (0.6%)

19,000 Essex Property Trust, Inc.	4,765
Total Financial	172,577

Industrial (8.0%)

Aerospace/Defense (2.6%)

36,117	Boeing Co.	12,817
157,200	Kawasaki Heavy Industries Ltd.	3,732
62,000	Spirit AeroSystems Holdings, Inc. "A"	5,209
		21,758

Building Materials (0.3%)

54,142 Owens Corning	2,559

Electronics (1.2%)

70,000	Agilent Technologies, Inc.	4,535
224,712	Jabil, Inc.	5,557
		10,092

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

Machinery-Construction & Mining (0.5%)

79,000 Oshkosh Corp.$ 4,435

Machinery-Diversified (1.3%)

390,000	CNH Industrial N.V.	4,058
53,312	Cummins, Inc.	7,287
		11,345

Miscellaneous Manufacturers (1.2%)

48,800	Illinois Tool Works, Inc.	6,226
23,223	Parker-Hannifin Corp.	3,521
		9,747

Shipbuilding (0.9%)

35,500 Huntington Ingalls Industries, Inc.	7,756
Total Industrial	67,692

Technology (12.8%)

Computers (6.4%)

151,477	Apple, Inc.	33,152
300,000	HP, Inc.	7,242
128,723	NetApp, Inc.	10,104
83,826	Western Digital Corp.	3,610
		54,108

Semiconductors (4.0%)

153,000	Applied Materials, Inc.	5,031
30,000	ASML Holding N.V.	5,128
40,000	KLA-Tencor Corp.	3,662
206,200	Samsung Electronics Co. Ltd.	7,672
148,300	Teradyne, Inc.	5,109
34,236	Texas Instruments, Inc.	3,178
51,100	Xilinx, Inc.	4,362
		34,142

Software (2.4%)

44,500	Citrix Systems, Inc.(a)	4,560
111,124	Microsoft Corp.	11,869
27,000	VMware, Inc. "A"(a)	3,818
		20,247
	Total Technology	108,497

Utilities (2.3%)

Electric (2.3%)

373,002	AGL Energy Ltd.	4,754
61,000	Entergy Corp.	5,121
137,000	Exelon Corp.	6,002
182,173	Fortum Oyj	3,837
	Total Utilities	19,714
	Total Common Stocks (cost: $699,484)	838,779

PREFERRED STOCKS (0.8%)

Energy (0.8%)

Oil & Gas (0.8%)

490,721 Petroleo Brasileiro S.A. ADR (cost: $4,700)	7,272
Total Equity Securities (cost: $704,184)	846,051

5| USAA Capital Growth Fund

		Market
Number		Value
of Shares	Security	(000)

MONEY MARKET INSTRUMENTS (0.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

801,644 State Street Institutional Treasury Money Market Fund Premier Class, 2.09%(c)
(cost: $802)	$802

SHORT-TERM INVESTMENT PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.7%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.7%)

5,707,201 Invesco Government & Agency Portfolio Institutional Class, 2.08%(c)				5,707
Total Short-Term Investment Purchased with Cash Collateral from Securities
Loaned (cost: $5,707)				5,707
Total Investments (cost: $710,693)				$852,560
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 838,779	$—	$—	$ 838,779
Preferred Stocks	7,272	—	—	7,272
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	802	—	—	802
Short-Term Investment Purchased with Cash Collateral
from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	5,707	—	—	5,707
Total	$852,560	$—	$—	$852,560

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the BICs classifications, which may differ from the Fund's compliance classification.

For the period of August 1, 2018, through October 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Capital Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

7| USAA Capital Growth Fund

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely

Notes to Portfolio of Investments | 8

used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

9| USAA Capital Growth Fund

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$5,459,000	$—	$5,707,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $850,077,000 at October 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 38.5% of net assets at October 31, 2018.

E.Upcoming Regulatory Matters

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

F. Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

G. Subsequent Event

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Fund's respective investment objectives and principal investment strategies.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

Notes to Portfolio of Investments | 10

REITS Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, was out on loan as of October 31, 2018.

(c)Rate represents the money market fund annualized seven-day yield at October 31, 2018.

11 | USAA Capital Growth Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA GROWTH FUND

OCTOBER 31, 2018

(Form N-Q)

48450-1218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Growth Fund

October 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (98.6%)

COMMON STOCKS (98.6%)

Communications (22.7%)

Internet (17.7%)

602,806	Alibaba Group Holding Ltd. ADR(a)	$85,767
61,444	Alphabet, Inc. "A"(a)	67,010
47,066	Alphabet, Inc. "C"(a)	50,679
70,750	Amazon.com, Inc.(a)	113,059
220,905	CDW Corp.	19,884
487,942	eBay, Inc.(a)	14,165
722,424	Facebook, Inc. "A"(a)	109,657
		460,221

Media (2.5%)

437,807	Comcast Corp. "A"	16,698
138,835	FactSet Research Systems, Inc.	31,066
156,773	Walt Disney Co.	18,002
		65,766

Telecommunications (2.5%)

1,450,464 Cisco Systems, Inc.	66,359
Total Communications	592,346

Consumer, Cyclical (9.3%)

Airlines (0.6%)

312,731 Southwest Airlines Co.	15,355

Leisure Time (0.6%)

275,307 Carnival Corp.	15,428

Retail (8.1%)

115,570	Burlington Stores, Inc.(a)	19,819
513,928	Dick's Sporting Goods, Inc.	18,178
160,548	Dollar General Corp.	17,882
83,801	Home Depot, Inc.	14,739
52,485	O'Reilly Automotive, Inc.(a)	16,835
192,937	Ross Stores, Inc.	19,101
857,480	Starbucks Corp.	49,965
637,835	Yum China Holdings, Inc.	23,013
351,402	Yum! Brands, Inc.	31,770
		211,302
	Total Consumer, Cyclical	242,085

1| USAA Growth Fund

		Market
Number		Value
of Shares	Security	(000)

Consumer, Non-cyclical (24.5%)

Beverages (3.9%)

956,701	Coca-Cola Co.	$45,807
1,074,218	Monster Beverage Corp.(a)	56,772
		102,579

Biotechnology (5.0%)

165,358	Amgen, Inc.	31,880
52,700	Biogen, Inc.(a)	16,035
206,051	Celgene Corp.(a)	14,753
246,133	Gilead Sciences, Inc.	16,781
153,209	Regeneron Pharmaceuticals, Inc.(a)	51,975
		131,424

Commercial Services (2.0%)

119,947	Automatic Data Processing, Inc.	17,282
92,427	S&P Global, Inc.	16,851
184,011	Total System Services, Inc.	16,773
		50,906

Cosmetics/Personal Care (3.0%)

523,082	Colgate-Palmolive Co.	31,149
530,163	Procter & Gamble Co.	47,015
		78,164

Food (1.8%)

3,260,670 Danone S.A. ADR	46,138

Healthcare-Products (1.2%)

261,134 Varian Medical Systems, Inc.(a)	31,172

Healthcare-Services (2.7%)

87,703	Aetna, Inc.	17,400
66,668	Anthem, Inc.	18,372
80,347	Cigna Corp.	17,179
68,189	UnitedHealth Group, Inc.	17,821
		70,772

Pharmaceuticals (4.9%)

162,159	AbbVie, Inc.	12,624
283,326	Merck & Co., Inc.	20,856
351,418	Novartis AG ADR	30,735
1,028,579	Novo Nordisk A/S ADR	44,414
197,450	Zoetis, Inc.	17,800
		126,429
	Total Consumer, Non-cyclical	637,584

Energy (1.5%)

Oil & Gas Services (1.5%)

733,953 Schlumberger Ltd.	37,659

Financial (10.3%)

Diversified Financial Services (9.6%)

367,679	American Express Co.	37,772
127,436	Ameriprise Financial, Inc.	16,215
83,237	Mastercard, Inc. "A"	16,453
747,311	SEI Investments Co.	39,944

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

512,121	Synchrony Financial	$14,790
906,723	Visa, Inc. "A"	124,992
		250,166

Insurance (0.7%)

264,362 Progressive Corp.	18,426
Total Financial	268,592

Industrial (9.4%)

Aerospace/Defense (1.3%)

52,533	Boeing Co.	18,642
49,175	Lockheed Martin Corp.	14,450
		33,092

Hand/Machine Tools (0.5%)

95,243 Snap-on, Inc.	14,662

Machinery-Diversified (2.2%)

309,715	Deere & Co.	41,948
103,366	Rockwell Automation, Inc.	17,027
		58,975

Miscellaneous Manufacturers (0.6%)

117,164 Illinois Tool Works, Inc.	14,947

Packaging & Containers (1.0%)

301,215	Berry Global Group, Inc.(a)	13,139
292,730	Crown Holdings, Inc.(a)	12,379
		25,518

Transportation (3.8%)

720,548	Expeditors International of Washington, Inc.	48,406
99,981	Norfolk Southern Corp.	16,780
113,104	Union Pacific Corp.	16,538
161,477	United Parcel Service, Inc. "B"	17,204
		98,928
	Total Industrial	246,122

Technology (20.9%)

Computers (2.4%)

81,221	Apple, Inc.	17,776
226,300	Cognizant Technology Solutions Corp. "A"	15,622
94,717	International Business Machines Corp.	10,933
224,987	NetApp, Inc.	17,659
		61,990

Semiconductors (4.4%)

163,167	KLA-Tencor Corp.	14,936
87,805	Lam Research Corp.	12,445
816,470	QUALCOMM, Inc.	51,348
177,168	Texas Instruments, Inc.	16,446
236,401	Xilinx, Inc.	20,182
		115,357

Software (14.1%)

237,342	Activision Blizzard, Inc.	16,388
72,111	Adobe, Inc.(a)	17,722
120,852	Athenahealth, Inc.(a)	15,414
507,491	Autodesk, Inc.(a)	65,593
607,957	Cerner Corp.(a)	34,824

3| USAA Growth Fund

		Market
Number		Value
of Shares	Security	(000)

170,173	Citrix Systems, Inc.(a)	$17,438
168,148	Fidelity National Information Services, Inc.	17,504
710,097	Microsoft Corp.	75,845
2,187,531	Oracle Corp.	106,839
		367,567
	Total Technology	544,914
	Total Common Stocks (cost: $1,592,623)	2,569,302
	Total Equity Securities (cost: $1,592,623)	2,569,302

MONEY MARKET INSTRUMENTS (1.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.4%)

37,239,314 State Street Institutional Treasury Money Market Fund Premier Class, 2.09%(b)
(cost: $37,239)				37,239
Total Investments (cost: $1,629,862)				$2,606,541
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 2,569,302	$—	$—	$2,569,302
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	37,239	—	—	37,239
Total	$2,606,541	$—	$—	$2,606,541

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the BICs classifications, which may differ from the Fund's compliance classification.

For the period of August 1, 2018, through October 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 4

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

5| USAA Growth Fund

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the

Notes to Portfolio of Investments | 6

market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2018, the Fund had no securities on loan.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,606,458,000 at October 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 7.9% of net assets at October 31, 2018.

7| USAA Growth Fund

E. Upcoming Regulatory Matters

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

F. Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

G. Subsequent Event

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Fund's respective investment objectives and principal investment strategies.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)Rate represents the money market fund annualized seven-day yield at October 31, 2018.

Notes to Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA GROWTH & INCOME FUND

OCTOBER 31, 2018

(Form N-Q)

48451-1218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Growth & Income Fund

October 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (97.2%)

COMMON STOCKS (97.2%)

Basic Materials (3.3%)

Chemicals (3.3%)

67,800	Air Products & Chemicals, Inc.	$10,465
155,903	DowDuPont, Inc.	8,406
68,000	Linde plc	11,252
68,900	LyondellBasell Industries N.V. "A"	6,151
631,000	Mosaic Co.	19,523
117,850	Versum Materials, Inc.	3,719
	Total Basic Materials	59,516

Communications (6.7%)

Internet (3.5%)

18,916	Alphabet, Inc. "A"(a)	20,630
17,400	Amazon.com, Inc.(a)	27,805
96,000	Facebook, Inc. "A"(a)	14,572
		63,007

Media (2.3%)

499,964	Comcast Corp. "A"	19,069
193,200	Walt Disney Co.	22,185
		41,254

Telecommunications (0.9%)

200,000	Juniper Networks, Inc.	5,854
142,500	T-Mobile US, Inc.(a)	9,768
		15,622
	Total Communications	119,883

Consumer, Cyclical (17.6%)

Airlines (2.5%)

60,000	Delta Air Lines, Inc.	3,284
337,625	Southwest Airlines Co.	16,577
293,000	United Continental Holdings, Inc.(a)	25,055
		44,916

Apparel (1.1%)

311,500	Hanesbrands, Inc.	5,345
192,000	NIKE, Inc. "B"	14,408
		19,753

Auto Manufacturers (0.8%)

42,000 Tesla, Inc.(a),(b)	14,167

1| USAA Growth & Income Fund

		Market
Number		Value
of Shares	Security	(000)

Home Builders (1.0%)

412,705 Lennar Corp. "A"$ 17,738

Leisure Time (3.3%)

823,622	Norwegian Cruise Line Holdings Ltd.(a)	36,297
215,533	Royal Caribbean Cruises Ltd.	22,573
		58,870

Lodging (2.5%)

91,700	Hilton Worldwide Holdings, Inc.	6,526
341,610	Las Vegas Sands Corp.	17,432
779,900	MGM Resorts International	20,808
		44,766

Retail (6.4%)

60,797	Advance Auto Parts, Inc.	9,713
35,100	Chipotle Mexican Grill, Inc.(a)	16,158
123,300	Dollar General Corp.	13,733
115,890	Home Depot, Inc.	20,383
132,400	Lowe's Companies, Inc.	12,607
360,000	Nordstrom, Inc.	23,677
25,243	O'Reilly Automotive, Inc.(a)	8,097
96,590	Tiffany & Co.	10,750
		115,118
	Total Consumer, Cyclical	315,328

Consumer, Non-cyclical (14.2%)

Agriculture (0.8%)

127,380	Altria Group, Inc.	8,285
79,600	Philip Morris International, Inc.	7,010
		15,295

Beverages (0.7%)

281,200 Coca-Cola European Partners plc	12,792

Commercial Services (0.8%)

22,600	AMERCO	7,378
271,932	Nielsen Holdings plc	7,065
		14,443

Cosmetics/Personal Care (0.4%)

120,000 Colgate-Palmolive Co.	7,146

Food (1.8%)

162,500	Kraft Heinz Co.	8,932
764,000	Kroger Co.	22,737
		31,669

Healthcare-Products (2.1%)

18,000	Align Technology, Inc.(a)	3,982
90,000	Danaher Corp.	8,946
82,000	Edwards Lifesciences Corp.(a)	12,103
133,300	Medtronic plc	11,973
		37,004

Healthcare-Services (3.1%)

52,028	Anthem, Inc.	14,337
51,451	Cigna Corp.	11,001
118,100	UnitedHealth Group, Inc.	30,866
		56,204

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

Pharmaceuticals (4.5%)

63,265	Allergan plc	$9,997
108,600	Cardinal Health, Inc.	5,495
159,599	CVS Health Corp.	11,553
112,400	Express Scripts Holding Co.(a)	10,899
95,400	Johnson & Johnson	13,355
86,125	Merck & Co., Inc.	6,340
286,882	Pfizer, Inc.	12,353
155,626	Sanofi ADR	6,960
186,157	Teva Pharmaceutical Industries Ltd. ADR	3,719
		80,671
	Total Consumer, Non-cyclical	255,224

Energy (8.3%)

Oil & Gas (7.7%)

380,000	Antero Resources Corp.(a)	6,038
255,100	BP plc ADR	11,064
250,000	Cabot Oil & Gas Corp.	6,058
87,400	Chevron Corp.	9,758
101,540	Cimarex Energy Co.	8,069
199,800	ConocoPhillips	13,966
195,000	EOG Resources, Inc.	20,541
180,400	Hess Corp.	10,355
924,313	Kosmos Energy Ltd.(a)	5,999
128,500	Occidental Petroleum Corp.	8,618
283,050	Parsley Energy, Inc. "A"(a)	6,629
100,900	Phillips 66	10,375
500,000	Transocean Ltd.(a)	5,505
75,234	Valero Energy Corp.	6,853
312,105	Vermilion Energy, Inc.	8,290
		138,118

Oil & Gas Services (0.6%)

326,000 Halliburton Co.	11,306
Total Energy	149,424

Financial (18.3%)

Banks (7.7%)

490,000	Bank of America Corp.	13,475
468,175	Bank of New York Mellon Corp.	22,159
200,000	Fifth Third Bancorp	5,398
128,292	J.P. Morgan Chase & Co.	13,986
1,171,700	KeyCorp	21,278
430,700	Morgan Stanley	19,666
131,264	State Street Corp.	9,024
435,316	U.S. Bancorp.	22,754
196,935	Wells Fargo & Co.	10,483
		138,223

Diversified Financial Services (7.6%)

130,900	American Express Co.	13,447
83,122	Ameriprise Financial, Inc.	10,576
397,900	Charles Schwab Corp.	18,399
177,070	CME Group, Inc.	32,446
176,857	E*TRADE Financial Corp.	8,740
370,876	Jefferies Financial Group, Inc.	7,963
460,320	Navient Corp.	5,331
1,173,520	SLM Corp.(a)	11,900
195,960	Visa, Inc. "A"	27,013
		135,815

3| USAA Growth & Income Fund

		Market
Number		Value
of Shares	Security	(000)

Insurance (2.3%)

100,000	Allstate Corp.	$9,572
123,917	American International Group, Inc.	5,117
54,700	Berkshire Hathaway, Inc. "B"(a)	11,229
157,500	Fidelity National Financial, Inc.	5,268
70,459	Willis Towers Watson plc	10,087
		41,273

REITS (0.4%)

239,116 MGM Growth Properties, LLC "A"	6,765

Savings & Loans (0.3%)

651,400 New York Community Bancorp, Inc.	6,240
Total Financial	328,316

Industrial (14.3%)

Aerospace/Defense (3.3%)

65,360	Boeing Co.	23,194
298,400	Spirit AeroSystems Holdings, Inc. "A"	25,068
84,405	United Technologies Corp.	10,484
		58,746

Building Materials (1.9%)

228,703	Johnson Controls International plc	7,312
132,496	Owens Corning	6,263
196,500	Vulcan Materials Co.	19,874
		33,449

Electronics (0.6%)

69,720	Honeywell International, Inc.	10,097
11,620	Resideo Technologies, Inc.(a)	245
		10,342

Environmental Control (0.7%)

186,700 Republic Services, Inc.	13,569

Hand/Machine Tools (0.5%)

79,275 Stanley Black & Decker, Inc.	9,237

Machinery-Diversified (1.2%)

105,000	Deere & Co.	14,221
92,898	Wabtec Corp.	7,620
		21,841

Miscellaneous Manufacturers (1.1%)

730,636	General Electric Co.	7,379
100,000	Illinois Tool Works, Inc.	12,757
		20,136

Transportation (5.0%)

191,500	Canadian Pacific Railway Ltd.	39,257
300,000	CSX Corp.	20,658
62,055	FedEx Corp.	13,673
162,000	Kansas City Southern	16,518
		90,106
	Total Industrial	257,426

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

Technology (13.3%)

Computers (2.7%)

85,950	Apple, Inc.	$18,811
353,455	Hewlett Packard Enterprise Co.	5,390
1,013,000	HP, Inc.	24,454
		48,655

Semiconductors (5.9%)

329,000	Applied Materials, Inc.	10,817
101,543	Broadcom, Inc.	22,694
200,000	Maxim Integrated Products, Inc.	10,004
106,401	Microchip Technology, Inc.	6,999
25,000	NVIDIA Corp.	5,271
248,300	NXP Semiconductors N.V.	18,620
137,305	QUALCOMM, Inc.	8,635
170,300	Texas Instruments, Inc.	15,809
82,000	Xilinx, Inc.	7,000
		105,849

Software (4.7%)

61,000	Adobe, Inc.(a)	14,992
453,433	Microsoft Corp.	48,431
430,265	Oracle Corp.	21,014
		84,437
	Total Technology	238,941

Utilities (1.2%)

Electric (1.2%)

153,914	Dominion Energy, Inc.	10,993
238,466	Exelon Corp.	10,447
	Total Utilities	21,440
	Total Common Stocks (cost: $1,297,408)	1,745,498
	Total Equity Securities (cost: $1,297,408)	1,745,498

MONEY MARKET INSTRUMENTS (3.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.3%)

59,800,451 State Street Institutional Treasury Money Market Fund Premier Class, 2.09%(c)
(cost: $59,800)	59,800

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.8%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.8%)

3,707,575	Goldman Sachs Financial Square Government Fund Institutional Class, 2.09%(c)	3,708
1,931,150	Invesco Government & Agency Portfolio Institutional Class, 2.08%(c)	1,931
8,326,025	Western Asset Institutional Government Reserves Institutional Class, 2.07%(c)	8,326
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $13,965)	13,965
	Total Investments (cost: $1,371,173)	$ 1,819,263

5| USAA Growth & Income Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 1,745,498	$—	$—	$ 1,745,498
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	59,800	—	—	59,800
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	13,965	—	—	13,965
Total	$1,819,263	$—	$—	$1,819,263

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the BICs classifications, which may differ from the Fund's compliance classification.

For the period of August 1, 2018, through October 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Growth & Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

7| USAA Growth & Income Fund

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the

Notes to Portfolio of Investments | 8

market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$13,999,000	$—	$13,965,000

9| USAA Growth & Income Fund

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,796,651,000 at October 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 6.6% of net assets at October 31, 2018.

E.Upcoming Regulatory Matters

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

F. Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

G. Subsequent Event

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Fund's respective investment objectives and principal investment strategies.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Notes to Portfolio of Investments | 10

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, was out on loan as of October 31, 2018.

(c)Rate represents the money market fund annualized seven-day yield at October 31, 2018.

11 | USAA Growth & Income Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA HIGH INCOME FUND

OCTOBER 31, 2018

(Form N-Q)

48448-1218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA High Income Fund

October 31, 2018 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (88.2%)

BANK LOANS (4.1%)(a)

Communications (0.8%)

Advertising (0.2%)

$5,000	Advantage Sales & Marketing, Inc. (1 mo.
	LIBOR + 6.50%)	8.80%	7/25/2022	$4,206
5,000	Checkout Holding Corp. (1 mo. LIBOR +
	6.75%)	9.06	4/11/2022	447
				4,653

Media (0.4%)

2,921	Cengage Learning Acquisitions, Inc. (1 mo.
	LIBOR + 4.25%)	6.53	6/07/2023	2,722
2,240	iHeartCommunications, Inc. (b)	—	1/30/2019	1,626
4,310	iHeartCommunications, Inc. (b)	—	7/30/2019	3,123
				7,471

Telecommunications (0.2%)

2,978	Avaya Holdings Corp. (1 mo. LIBOR +
	4.25%)	6.53	12/15/2024	2,993
1,000	Intelsat Jackson Holdings S.A.	6.63	1/02/2024	1,029
				4,022
	Total Communications			16,146

Consumer, Cyclical (1.5%)

Retail (1.5%)

2,398	Academy, Ltd. (1 mo. LIBOR + 4.00%) (c)	—	7/01/2022	1,796
2,517	Academy, Ltd. (1 mo. LIBOR + 4.00%)	—	7/01/2022	1,886
1,534	Academy, Ltd. (1 mo. LIBOR + 4.00%)	6.26	7/01/2022	1,150
1,412	Academy, Ltd. (1 mo. LIBOR + 4.00%)	6.27	7/01/2022	1,058
3,859	J.C. Penney Co., Inc. (3 mo. LIBOR +
	4.25%)	6.57	6/23/2023	3,474
8,768	Neiman Marcus Group Ltd., LLC (1 mo.
	LIBOR + 3.25%)	5.53	10/25/2020	8,006
3,000	NPC International, Inc. (1 mo. LIBOR +
	7.50%)	9.80	4/18/2025	3,037
1,964	Petsmart, Inc. (1 mo. LIBOR + 3.00%)	5.28	3/11/2022	1,671
8,848	Serta Simmons Bedding, LLC (1 mo.
	LIBOR + 8.00%)	10.28	8/17/2020	6,930
2,955	Staples, Inc. (3 mo. LIBOR + 4.00%)	6.34	9/12/2024	2,954
	Total Consumer, Cyclical			31,962

Consumer, Non-cyclical (0.5%)

Commercial Services (0.2%)

2,469 Constellis Holdings, LLC (3 mo. LIBOR +
5.00%)	7.39	4/21/2024	2,471

1| USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$2,500	Constellis Holdings, LLC (3 mo. LIBOR +
	9.00%)	11.39%	4/21/2025 $	2,456
				4,927

Healthcare-Services (0.3%)

5,000	Envision Healthcare Corp. (c)	—	10/10/2025	4,905
1,000	Wink Holdco, Inc. (1 mo. LIBOR + 6.75%)	9.06	11/03/2025	999
				5,904
	Total Consumer, Non-cyclical			10,831

Energy (0.3%)

Oil & Gas (0.3%)

2,000	California Resources Corp. (1 mo. LIBOR
	+ 4.75%)	7.04	12/31/2022	2,035
3,987	KCA Deutag US Finance LLC (3 mo.
	LIBOR + 6.75%)	9.14	2/28/2023	3,888
4,087	Quicksilver Resources, Inc. (b),(d)	—	6/21/2019	46
	Total Energy			5,969

Financial (0.3%)

Diversified Financial Services (0.2%)

5,897 Ditech Holding Corp. (1 mo. LIBOR +
6.00%)	8.30	6/30/2022	5,499

Real Estate (0.1%)

2,165 Toys R Us Property Co. I, LLC (b)	—	8/21/2019	1,903
Total Financial			7,402

Industrial (0.3%)

Transportation (0.3%)

5,962 YRC Worldwide, Inc. (1 mo. LIBOR +
8.50%)	10.80	7/24/2022	6,053

Technology (0.4%)

Software (0.4%)

1,000	Kronos, Inc. (3 mo. LIBOR + 8.25%)	10.59	11/01/2024	1,018
2,000	Mitchell International, Inc. (1 mo. LIBOR +
	7.25%)	9.54	12/01/2025	2,013
921	Press Ganey Holdings, Inc. (1 mo. LIBOR
	+ 6.50%) (e)	8.80	10/21/2024	930
2,542	Sirius Computer Solutions, Inc. (1 mo.
	LIBOR + 4.25%)	6.55	10/30/2022	2,561
1,218	Veritas Bermuda Ltd. (1 mo. LIBOR +
	4.50%)	6.80	1/27/2023	1,165
404	Veritas Bermuda Ltd. (1 mo. LIBOR +
	4.50%)	6.89	1/27/2023	386
	Total Technology			8,073
	Total Bank Loans (cost: $100,431)			86,436

COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

Mortgage Securities (0.1%)

3,335	CHL Mortgage Pass-Through Trust (1 mo.
	LIBOR + 0.96%)	3.24(f)	2/25/2035	1,273
1,134	Wells Fargo Mortgage Backed Securities
	Trust	4.09(g)	4/25/2035	1,112
	Total Mortgage Securities			2,385
	Total Collateralized Mortgage Obligations (cost: $2,167)			2,385

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

COMMERCIAL MORTGAGE SECURITIES (0.6%)

Mortgage Securities (0.6%)

Commercial MBS (0.6%)

$239	Banc of America Commercial Mortgage
	Trust	6.57%(g)	2/10/2051 $	240
8	Banc of America Merrill Lynch Commercial
	Mortgage, Inc. (h)	5.41(g)	12/10/2042	8
702	Bear Stearns Commercial Mortgage
	Securities Trust (h)	5.66(g)	9/11/2041	707
5,000	Bear Stearns Commercial Mortgage
	Securities Trust	5.46(g)	1/12/2045	4,584
1,780	Citigroup Commercial Mortgage Trust	6.29(g)	12/10/2049	939
4,861	Credit Suisse Commercial Mortgage Trust
	(1 mo. LIBOR + 0.19%)	2.48(f)	2/15/2040	4,803
121	Credit Suisse First Boston Securities
	Corp. (d),(i)	4.77(g)	5/17/2040	—
66	GMAC Commercial Mortgage Securities,
	Inc.	4.97	12/10/2041	66
671	Merrill Lynch Mortgage Trust	5.05(g)	8/12/2039	670
	Total Mortgage Securities			12,017
	Total Commercial Mortgage Securities (cost: $13,440)			12,017

CORPORATE OBLIGATIONS (61.3%)

Basic Materials (3.4%)

Chemicals (0.9%)

6,000	CF Industries, Inc.	5.15	3/15/2034	5,490
3,000	CVR Partners, LP / CVR Nitrogen Finance
	Corp. (h)	9.25	6/15/2023	3,172
3,000	Hexion, Inc.	6.63	4/15/2020	2,663
3,000	Hexion, Inc. (h)	10.38	2/01/2022	2,696
3,000	Kraton Polymers, LLC / Kraton Polymers
	Capital Corp. (h)	7.00	4/15/2025	2,828
1,000	Olin Corp.	5.00	2/01/2030	902
2,000	Starfruit Finco B.V. / Starfruit
	U.S. Holdco, LLC (h),(j)	8.00	10/01/2026	1,945
				19,696

Iron/Steel (1.0%)

7,417	AK Steel Corp. (j)	6.38	10/15/2025	6,638
10,456	Allegheny Ludlum, LLC (j)	6.95	12/15/2025	10,613
3,000	United States Steel Corp.	6.25	3/15/2026	2,835
				20,086

Mining (1.5%)

4,000	Alcoa Nederland Holding B.V. (h)	6.13	5/15/2028	4,000
5,000	Compass Minerals International, Inc. (h)	4.88	7/15/2024	4,675
7,000	Freeport-McMoRan, Inc.	3.55	3/01/2022	6,641
20,000	Freeport-McMoRan, Inc.	5.45	3/15/2043	17,050
				32,366
	Total Basic Materials			72,148

Communications (11.1%)

Internet (0.5%)

5,000	Netflix, Inc. (h)	4.88	4/15/2028	4,594
5,000	Zayo Group, LLC / Zayo Capital, Inc.	6.38	5/15/2025	5,131
500	Zayo Group, LLC / Zayo Capital, Inc. (h)	5.75	1/15/2027	491
				10,216

3| USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Media (4.4%)

$5,000	Cablevision Systems Corp.	8.00%	4/15/2020 $	5,244
5,000	CCO Holdings, LLC / CCO Holdings
	Capital Corp.	5.75	1/15/2024	5,062
5,000	CCO Holdings, LLC / CCO Holdings
	Capital Corp. (h)	5.75	2/15/2026	4,963
5,500	CCO Holdings, LLC / CCO Holdings
	Capital Corp. (h)	5.50	5/01/2026	5,376
5,000	CCO Holdings, LLC / CCO Holdings
	Capital Corp. (h)	5.13	5/01/2027	4,719
1,000	CCO Holdings, LLC / CCO Holdings
	Capital Corp. (h)	5.00	2/01/2028	934
3,000	Cequel Communications Holdings I, LLC /
	Cequel Capital Corp. (h),(k)	7.50	4/01/2028	3,121
21,000	Clear Channel Worldwide Holdings, Inc.	7.63	3/15/2020	21,026
5,000	CSC Holdings, LLC (h)	10.13	1/15/2023	5,452
21,018	CSC Holdings, LLC (h)	10.88	10/15/2025	24,302
1,000	CSC Holdings, LLC (h)	5.38	2/01/2028	945
5,000	Meredith Corp. (h)	6.88	2/01/2026	5,013
3,000	Radiate Holdco, LLC / Radiate Finance,
	Inc. (h)	6.88	2/15/2023	2,895
5,000	Salem Media Group, Inc. (h)	6.75	6/01/2024	4,500
				93,552

Telecommunications (6.2%)

4,500	Avaya, Inc. (e),(j),(l)	7.00	4/01/2019	—
10,000	CenturyLink, Inc.	5.80	3/15/2022	10,013
5,000	CenturyLink, Inc. (j)	6.75	12/01/2023	5,112
5,000	Cincinnati Bell, Inc. (h)	7.00	7/15/2024	4,513
2,000	Cincinnati Bell, Inc. (h)	8.00	10/15/2025	1,830
5,000	Cogent Communications Finance, Inc. (h)	5.63	4/15/2021	5,013
3,000	CommScope Technologies, LLC (h)	6.00	6/15/2025	2,933
20,000	Frontier Communications Corp.	11.00	9/15/2025	14,750
2,000	Frontier Communications Corp. (h)	8.50	4/01/2026	1,865
9,000	Frontier Communications Corp.	9.00	8/15/2031	5,580
3,000	Gogo Intermediate Holdings, LLC / Gogo
	Finance Co., Inc. (h),(j)	12.50	7/01/2022	3,270
5,000	Level 3 Financing, Inc.	6.13	1/15/2021	5,025
15,000	Sprint Corp.	7.25	9/15/2021	15,712
20,000	Sprint Corp.	7.63	2/15/2025	20,825
5,000	Sprint Corp.	7.63	3/01/2026	5,212
5,000	T-Mobile USA, Inc.	6.50	1/15/2024	5,187
10,000	T-Mobile USA, Inc.	6.00	4/15/2024	10,275
5,000	Trilogy International Partners, LLC / Trilogy
	International Finance, Inc. (h),(j)	8.88	5/01/2022	5,025
12,437	Windstream Services, LLC / Windstream
	Finance Corp. (h)	9.00	6/30/2025	9,013
				131,153
	Total Communications			234,921

Consumer, Cyclical (7.1%)

Airlines (0.7%)

15,240 Hawaiian Airlines, Inc. Pass-Through Trust	4.95	7/15/2023	15,336

Auto Manufacturers (0.3%)

1,000	JB Poindexter & Co., Inc. (h)	7.13	4/15/2026	1,035
3,000	Navistar International Corp. (h)	6.63	11/01/2025	3,075
3,000	Tesla, Inc. (h),(j)	5.30	8/15/2025	2,678
				6,788

Auto Parts & Equipment (0.1%)

3,000 Titan International, Inc.	6.50	11/30/2023	2,805

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Distribution/Wholesale (0.1%)

$1,000	H&E Equipment Services, Inc.	5.63%	9/01/2025	$955
1,000	HD Supply, Inc. (h)	5.38	10/15/2026	961
				1,916

Entertainment (1.4%)

3,000	AMC Entertainment Holdings, Inc.	5.88	11/15/2026	2,760
3,000	AMC Entertainment Holdings, Inc.	6.13	5/15/2027	2,760
3,000	Churchill Downs, Inc. (h)	4.75	1/15/2028	2,745
2,845	Downstream Development Authority of the
	Quapaw Tribe (h)	10.50	2/15/2023	2,909
2,000	Eldorado Resorts, Inc.	7.00	8/01/2023	2,105
2,500	Eldorado Resorts, Inc.	6.00	4/01/2025	2,481
3,000	International Game Technology plc (h)	6.25	1/15/2027	2,950
5,000	National CineMedia, LLC	5.75	8/15/2026	4,750
3,000	Scientific Games International, Inc.	10.00	12/01/2022	3,146
4,000	Scientific Games International, Inc. (h)	5.00	10/15/2025	3,730
				30,336

Food Service (0.0%)

217 Aramark Services, Inc. (h)	5.00	2/01/2028	206

Home Builders (1.1%)

4,000	Ashton Woods USA, LLC / Ashton Woods
	Finance Co. (h)	6.75	8/01/2025	3,730
5,000	Beazer Homes USA, Inc.	5.88	10/15/2027	4,062
2,500	LGI Homes, Inc. (h)	6.88	7/15/2026	2,387
3,000	M/I Homes, Inc.	6.75	1/15/2021	3,019
3,000	M/I Homes, Inc.	5.63	8/01/2025	2,775
3,000	Taylor Morrison Communities, Inc.	6.63	5/15/2022	3,019
3,000	Williams Scotsman International, Inc. (h)	6.88	8/15/2023	2,985
				21,977

Leisure Time (0.5%)

10,000 Constellation Merger Sub, Inc. (h)	8.50	9/15/2025	9,663

Lodging (1.0%)

3,000	Boyd Gaming Corp.	6.00	8/15/2026	2,910
3,000	Hilton Worldwide Finance, LLC / Hilton
	Worldwide Finance Corp.	4.88	4/01/2027	2,876
1,736	Inn of the Mountain Gods Resort &
	Casino (j)	9.25	11/30/2020	1,680
1,100	Marriott Ownership Resorts, Inc. /
	ILG LLC (h)	6.50	9/15/2026	1,114
3,000	Station Casinos, LLC (h)	5.00	10/01/2025	2,794
11,000	Wynn Las Vegas, LLC / Wynn Las Vegas
	Capital Corp. (h)	5.25	5/15/2027	9,968
				21,342

Retail (1.8%)

5,000	CEC Entertainment, Inc. (j)	8.00	2/15/2022	4,512
1,500	Golden Nugget, Inc. (h)	6.75	10/15/2024	1,500
1,500	Golden Nugget, Inc. (h)	8.75	10/01/2025	1,545
5,000	J.C. Penney Corp., Inc. (j)	5.65	6/01/2020	4,375
1,500	J.C. Penney Corp., Inc. (h),(j)	8.63	3/15/2025	983
10,000	L Brands, Inc.	6.95	3/01/2033	7,930
2,500	L Brands, Inc.	6.75	7/01/2036	2,078
3,162	Men's Wearhouse, Inc. (j)	7.00	7/01/2022	3,257
1,000	Party City Holdings, Inc. (h)	6.63	8/01/2026	975
5,000	PetSmart, Inc. (h)	7.13	3/15/2023	3,525
2,000	PetSmart, Inc. (h)	5.88	6/01/2025	1,570

5| USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$5,000	Staples, Inc. (h)	8.50%	9/15/2025 $	4,550
				36,800

Toys/Games/Hobbies (0.1%)

3,000 Mattel, Inc. (h)	6.75	12/31/2025	2,880
Total Consumer, Cyclical			150,049

Consumer, Non-cyclical (10.3%)

Commercial Services (2.5%)

3,000	Ahern Rentals, Inc. (h)	7.38	5/15/2023	2,790
3,312	Aptim Corp (h),(j)	7.75	6/15/2025	2,749
3,000	Avis Budget Car Rental, LLC / Avis Budget
	Finance, Inc. (h)	5.13	6/01/2022	3,077
3,000	Eastern Maine Healthcare Systems	5.02	7/01/2036	2,857
2,097	Herc Rentals, Inc. (h),(j)	7.75	6/01/2024	2,223
12,000	Hertz Corp. (h)	7.63	6/01/2022	11,525
3,500	Matthews International Corp. (h)	5.25	12/01/2025	3,290
4,733	Midas Intermediate Holdco II, LLC / Midas
	Intermediate Holdco II Finance, Inc. (h)	7.88	10/01/2022	4,201
2,433	Prime Security Services Borrower, LLC /
	Prime Finance, Inc. (h)	9.25	5/15/2023	2,577
3,000	R.R. Donnelley & Sons Co. (j)	6.00	4/01/2024	2,895
3,000	Refinitiv US Holdings, Inc. (h)	6.25	5/15/2026	2,989
2,000	Refinitiv US Holdings, Inc. (h)	8.25	11/15/2026	1,950
3,000	United Rentals North America, Inc.	5.50	7/15/2025	2,934
3,333	United Rentals North America, Inc. (k)	6.50	12/15/2026	3,378
4,000	United Rentals North America, Inc.	5.50	5/15/2027	3,805
				53,240

Food (1.4%)

8,000	Albertson's Cos., LLC / Safeway, Inc. /
	New Albertson's, Inc. / Albertson's, LLC	6.63	6/15/2024	7,600
12,000	Albertson's Cos., LLC / Safeway, Inc. /
	New Albertson's, LP / Albertson's, LLC	5.75	3/15/2025	10,620
3,000	Matterhorn Merger Sub, LLC / Matterhorn
	Finance Sub, Inc. (h)	8.50	6/01/2026	2,775
3,000	Pilgrim's Pride Corp. (h)	5.88	9/30/2027	2,730
3,000	Post Holdings, Inc. (h)	8.00	7/15/2025	3,282
3,000	Post Holdings, Inc. (h)	5.75	3/01/2027	2,876
				29,883

Healthcare-Products (0.7%)

2,000	Avanos Medical, Inc.	6.25	10/15/2022	2,027
3,930	DJO Finance, LLC / DJO Finance Corp. (h)	8.13	6/15/2021	3,976
9,000	Mallinckrodt International Finance S.A.	4.75	4/15/2023	7,425
				13,428

Healthcare-Services (3.7%)

1,500	Centene Corp.	6.13	2/15/2024	1,571
500	Centene Corp. (h)	5.38	6/01/2026	509
11,339	Community Health Systems, Inc.	6.88	2/01/2022	5,789
3,000	DaVita, Inc.	5.13	7/15/2024	2,873
2,000	Encompass Health Corp.	5.75	9/15/2025	1,990
6,000	HCA, Inc.	5.25	4/15/2025	6,143
21,500	HCA, Inc.	5.88	2/15/2026	22,037
6,000	HCA, Inc.	5.63	9/01/2028	5,955
10,000	RegionalCare Hospital Partners Holdings,
	Inc. (h)	8.25	5/01/2023	10,612
14,000	Tenet Healthcare Corp. (j)	6.75	6/15/2023	13,965
5,000	Tenet Healthcare Corp. (j)	7.00	8/01/2025	4,923
2,000	WellCare Health Plans, Inc. (h)	5.38	8/15/2026	2,000
				78,367

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Pharmaceuticals (2.0%)

$3,692	Bausch Health Cos, Inc. (h)	7.50%	7/15/2021 $	3,757
3,000	Bausch Health Cos, Inc. (h)	5.88	5/15/2023	2,872
26,000	Bausch Health Cos, Inc. (h)	6.13	4/15/2025	23,977
13,000	Endo Dac / Endo Finance, LLC / Endo
	Finco, Inc. (h)	6.00	7/15/2023	11,245
				41,851
	Total Consumer, Non-cyclical			216,769

Diversified (0.1%)

Holding Companies-Diversified (0.1%)

3,000 Trident Merger Sub, Inc. (h)	6.63	11/01/2025	2,812

Energy (13.5%)

Coal (1.1%)

3,000	Alliance Resource Operating Partners, LP
	/ Alliance Resource Finance Corp. (h)	7.50	5/01/2025	3,124
5,000	CONSOL Energy, Inc. (h)	11.00	11/15/2025	5,625
2,000	Peabody Energy Corp. (h)	6.38	3/31/2025	2,007
5,000	SunCoke Energy Partners, LP / SunCoke
	Energy Partners Finance Corp. (h)	7.50	6/15/2025	5,100
7,000	Warrior Met Coal, Inc. (h)	8.00	11/01/2024	7,210
				23,066

Oil & Gas (5.9%)

5,162	California Resources Corp. (h)	8.00	12/15/2022	4,607
1,297	California Resources Corp.	6.00	11/15/2024	1,064
3,000	Carrizo Oil & Gas, Inc.	8.25	7/15/2025	3,128
868	Chesapeake Energy Corp. (h)	8.00	12/15/2022	909
6,000	Chesapeake Energy Corp. (j)	7.50	10/01/2026	5,887
6,000	Chesapeake Energy Corp.	8.00	6/15/2027	5,977
4,000	CITGO Petroleum Corp. (h)	6.25	8/15/2022	3,960
4,000	Devon Energy Corp.	5.85	12/15/2025	4,258
7,000	Diamond Offshore Drilling, Inc.	7.88	8/15/2025	6,912
3,000	Ensco plc (j)	5.20	3/15/2025	2,471
3,000	Ensco plc	7.75	2/01/2026	2,809
3,619	EP Energy, LLC / Everest Acquisition
	Finance, Inc.	7.75	9/01/2022	2,551
2,408	ESC Reuters Group plc ADR	—	10/01/2020	14
6,000	HighPoint Operating Corp.	7.00	10/15/2022	5,925
4,000	Murphy Oil Corp.	6.88	8/15/2024	4,165
3,000	Murphy Oil Corp.	5.75	8/15/2025	2,991
3,000	Nabors Industries, Inc. (j)	5.50	1/15/2023	2,835
3,000	Nabors Industries, Inc.	5.75	2/01/2025	2,776
5,000	Newfield Exploration Co.	5.38	1/01/2026	5,072
5,000	PBF Holding Co., LLC / PBF Finance Corp.	7.25	6/15/2025	5,163
3,000	Resolute Energy Corp.	8.50	5/01/2020	2,996
5,000	Rowan Companies, Inc.	7.38	6/15/2025	4,775
7,000	SandRidge Energy, Inc. (e),(l)	7.50	2/15/2023	—
3,000	Southwestern Energy Co.	4.10	3/15/2022	2,970
7,000	Southwestern Energy Co.	6.20	1/23/2025	6,834
2,000	Southwestern Energy Co.	7.75	10/01/2027	2,035
3,847	SRC Energy, Inc.	6.25	12/01/2025	3,602
2,250	Transocean, Inc. (j)	8.38	12/15/2021	2,416
7,000	Transocean, Inc. (h)	9.00	7/15/2023	7,359
5,000	Transocean, Inc. (h)	7.50	1/15/2026	4,925
5,750	Transocean, Inc.	7.50	4/15/2031	5,347
2,000	Whiting Petroleum Corp.	6.63	1/15/2026	2,003
3,000	WPX Energy, Inc.	8.25	8/01/2023	3,386
2,000	WPX Energy, Inc.	5.75	6/01/2026	2,000
				124,122

7| USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Oil & Gas Services (1.1%)

$3,000	Archrock Partners, LP / Archrock Partners
	Finance Corp.	6.00%	4/01/2021 $	2,985
5,000	CSI Compressco, LP / CSI Compressco
	Finance, Inc.	7.25	8/15/2022	4,675
6,000	McDermott Technology Americas, Inc. /
	McDermott Technology US, Inc. (h)	10.63	5/01/2024	5,460
7,000	Weatherford International, LLC (h),(j)	9.88	3/01/2025	5,548
5,880	Weatherford International, Ltd.	5.13	9/15/2020	5,174
				23,842

Pipelines (5.4%)

5,000	Andeavor Logistics, LP (3 mo. LIBOR +
	4.65%) (m)	6.88	—(n)	4,859
5,000	Blue Racer Midstream, LLC / Blue Racer
	Finance Corp. (h)	6.13	11/15/2022	5,125
10,000	Boardwalk Pipelines, LP	4.95	12/15/2024	10,107
2,000	Cheniere Corpus Christi Holdings, LLC	7.00	6/30/2024	2,168
5,000	Cheniere Corpus Christi Holdings, LLC	5.88	3/31/2025	5,162
15,000	DCP Midstream Operating, LP (3 mo.
	LIBOR + 3.85%) (h),(m)	5.85	5/21/2043	13,500
2,500	Energy Transfer Equity, LP	7.50	10/15/2020	2,653
5,000	Energy Transfer Partners, LP (3 mo.
	LIBOR + 3.02%)	5.56(f)	11/01/2066	4,250
5,000	EnLink Midstream Partners, LP (3 mo.
	LIBOR + 4.11%) (m)	6.00	—(n)	4,371
12,915	Enterprise Products Operating, LLC (3 mo.
	LIBOR + 2.78%) (j)	5.10(f)	6/01/2067	12,820
3,000	Enterprise TE Partners, LP (3 mo. LIBOR
	+ 2.78%)	5.10(f)	6/01/2067	2,853
3,000	Genesis Energy, LP / Genesis Energy
	Finance Corp.	6.50	10/01/2025	2,783
3,000	Holly Energy Partners, LP / Holly Energy
	Finance Corp. (h)	6.00	8/01/2024	3,022
5,061	Kinder Morgan, Inc.	7.80	8/01/2031	6,157
5,000	Martin Midstream Partners, LP / Martin
	Midstream Finance Corp.	7.25	2/15/2021	4,987
5,000	Sabine Pass Liquefaction, LLC	5.88	6/30/2026	5,316
3,000	SemGroup Corp.	6.38	3/15/2025	2,917
5,000	Southern Union Co. (3 mo. LIBOR +
	3.02%)	5.56(f)	11/01/2066	4,019
3,000	Targa Resources Partners, LP / Targa
	Resources Partners Finance Corp.	5.25	5/01/2023	3,007
3,000	Transcontinental Gas Pipe Line Co., LLC	7.85	2/01/2026	3,606
10,000	Williams Companies, Inc.	4.55	6/24/2024	10,083
				113,765
	Total Energy			284,795

Financial (8.3%)

Banks (1.4%)

5,000	Bank OZK (3 mo. LIBOR + 4.43%) (j),(m)	5.50	7/01/2026	5,070
5,100	CIT Group, Inc.	6.13	3/09/2028	5,291
5,000	First Midwest Bancorp, Inc.	5.88	9/29/2026	5,140
10,409	Regions Bank	6.45	6/26/2037	12,005
1,790	Regions Financial Corp.	7.38	12/10/2037	2,253
				29,759

Diversified Financial Services (3.1%)

5,000	Ally Financial, Inc. (j)	5.75	11/20/2025	5,131
5,000	Credit Acceptance Corp.	6.13	2/15/2021	5,036

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$2,454	ILFC E-Capital Trust I (Highest of 3 mo.
	LIBOR/10 Year CMT/30 Year CMT +
	1.55%) (h)	4.78%	12/21/2065 $	2,178
16,362	ILFC E-Capital Trust II (Highest of 3 mo.
	LIBOR/10 Year CMT/30 Year CMT +
	1.80%) (h)	5.03	12/21/2065	14,644
1,000	Lehman Brothers Holdings, Inc. (b)	1.00	12/31/2049	21
1,500	Lehman Brothers Treasury Co. B.V. (b)	—	12/29/2010	68
5,000	National Rural Utilities Cooperative
	Finance Corp. (3 mo. LIBOR +
	2.91%) (m)	4.75	4/30/2043	4,989
12,000	Navient Corp.	7.25	1/25/2022	12,525
1,000	Navient Corp.	6.13	3/25/2024	978
7,000	Navient Corp.	6.75	6/25/2025	6,842
2,000	Navient Corp.	6.75	6/15/2026	1,915
3,000	Ocwen Loan Servicing, LLC (h),(j)	8.38	11/15/2022	3,000
4,000	Springleaf Finance Corp.	7.13	3/15/2026	3,798
5,000	Synchrony Financial	3.95	12/01/2027	4,416
				65,541

Insurance (2.7%)

5,000	American Equity Investment Life Holding
	Co.	5.00	6/15/2027	4,836
10,000	AmTrust Financial Services, Inc.	6.13	8/15/2023	9,395
1,500	AmWINS Group, Inc. (h)	7.75	7/01/2026	1,545
14,000	Genworth Holdings, Inc. (3 mo. LIBOR +
	2.00%)	4.32(f)	11/15/2036	8,645
3,000	Global Atlantic Financial Co. (h)	8.63	4/15/2021	3,300
3,780	Hanover Insurance Group, Inc.	8.21	2/03/2027	4,471
8,000	Hartford Financial Services Group, Inc. (3
	mo. LIBOR + 2.13%) (h)	4.44(f)	2/12/2047	7,380
3,000	HUB International Ltd. (h)	7.00	5/01/2026	2,936
2,000	MetLife, Inc.	10.75	8/01/2039	3,055
10,000	Prudential Financial, Inc. (3 mo. LIBOR +
	3.04%) (m)	5.20	3/15/2044	9,762
2,000	Zenith National Insurance Capital Trust I (h)	8.55	8/01/2028	2,194
				57,519

REITS (0.8%)

2,000	CBL & Associates, LP	4.60	10/15/2024	1,595
2,000	EPR Properties	4.75	12/15/2026	1,934
3,000	Equinix, Inc.	5.38	5/15/2027	2,977
2,000	MPT Operating Partnership, LP / MPT
	Finance Corp.	5.00	10/15/2027	1,884
3,000	Sabra Health Care, LP	5.13	8/15/2026	2,877
3,000	Uniti Group, LP / Uniti Fiber Holdings, Inc. /
	CSL Capital, LLC (h),(j)	7.13	12/15/2024	2,677
1,000	Uniti Group, LP / Uniti Group Finance, Inc.
	/ CSL Capital, LLC (h)	6.00	4/15/2023	963
2,000	Uniti Group, LP / Uniti Group Finance, Inc.
	/ CSL Capital, LLC	8.25	10/15/2023	1,895
				16,802

Savings & Loans (0.3%)

5,000 Banc of California, Inc.	5.25	4/15/2025	4,995
Total Financial			174,616

Government (0.0%)

Regional (state/province) (0.0%)

3,000 Mashantucket (Western) Pequot Tribe (o)	7.35(p)	7/01/2026	510

9| USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Industrial (3.6%)

Aerospace/Defense (0.2%)

$ 5,000 Arconic, Inc.5.95% 2/01/2037 $ 4,849

Electrical Components & Equipment (0.2%)

5,079 Artesyn Embedded Technologies, Inc. (h)	9.75	10/15/2020	4,850

Electronics (0.1%)

1,500	Itron, Inc. (h),(j)	5.00	1/15/2026	1,401
1,500	Resideo Funding, Inc. (h)	6.13	11/01/2026	1,511
				2,912

Engineering & Construction (0.5%)

4,000	Brand Industrial Services, Inc. (h)	8.50	7/15/2025	3,955
1,000	New Enterprise Stone & Lime Co., Inc. (h)	10.13	4/01/2022	1,050
1,000	New Enterprise Stone & Lime Co., Inc. (h)	6.25	3/15/2026	977
5,000	Weekley Homes, LLC / Weekley Finance
	Corp.	6.63	8/15/2025	4,750
				10,732

Environmental Control (0.3%)

3,000	Covanta Holding Corp.	5.88	7/01/2025	2,918
3,000	Waste Pro USA, Inc. (h)	5.50	2/15/2026	2,850
				5,768

Machinery-Construction & Mining (0.1%)

1,600 BlueLine Rental Finance Corp. / BlueLine
Rental, LLC (h)	9.25	3/15/2024	1,672

Machinery-Diversified (0.1%)

1,000 Stevens Holding Co., Inc. (h)	6.13	10/01/2026	999

Metal Fabrication/Hardware (0.4%)

5,000	Novelis Corp. (h)	5.88	9/30/2026	4,725
3,000	Zekelman Industries, Inc. (h)	9.88	6/15/2023	3,210
				7,935

Miscellaneous Manufacturers (0.6%)

15,000 Textron Financial Corp. (3 mo. LIBOR +
1.74%) (h)	4.05(f)	2/15/2042	12,862

Packaging & Containers (1.0%)

10,000	BWAY Holding Co. (h)	7.25	4/15/2025	9,525
3,150	Flex Acquisition Co., Inc. (h)	6.88	1/15/2025	2,961
2,000	Flex Acquisition Co., Inc. (h)	7.88	7/15/2026	1,936
3,000	Plastipak Holdings, Inc. (h)	6.25	10/15/2025	2,760
3,000	Sealed Air Corp. (h)	6.88	7/15/2033	3,105
				20,287

Transportation (0.1%)

4,000 Navios Maritime Holdings, Inc. / Navios
Maritime Finance II US, Inc. (h)	7.38	1/15/2022	3,040
Total Industrial			75,906

Technology (1.3%)

Software (1.3%)

5,000	First Data Corp. (h)	5.38	8/15/2023	5,056
6,000	First Data Corp. (h)	7.00	12/01/2023	6,226
5,000	Informatica, LLC (h)	7.13	7/15/2023	5,127
2,000	Solera, LLC / Solera Finance, Inc. (h)	10.50	3/01/2024	2,180

Portfolio of Investments | 10

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$6,000	Sophia, LP / Sophia Finance, Inc. (h)	9.00%	9/30/2023 $	6,240
3,000 Veritas US, Inc. / Veritas Bermuda Ltd. (h),(j)		10.50	2/01/2024	2,595
	Total Technology			27,424

Utilities (2.6%)

Electric (2.2%)

10,000	Calpine Corp. (j)	5.75	1/15/2025	8,973
1,980	DPL, Inc.	6.75	10/01/2019	2,037
7,000	GenOn Energy, Inc. (b),(j)	9.88	10/15/2020	4,812
3,000	NRG Energy, Inc.	7.25	5/15/2026	3,203
3,000	NRG Energy, Inc.	5.75	1/15/2028	3,000
10,000	PPL Capital Funding, Inc. (3 mo. LIBOR +
	2.67%)	5.05(f)	3/30/2067	9,750
5,000	Talen Energy Supply, LLC	6.50	6/01/2025	3,750
5,000	Vistra Energy Corp.	5.88	6/01/2023	5,100
4,875	Vistra Energy Corp.	7.63	11/01/2024	5,180
				45,805

Gas (0.4%)

5,000	NGL Energy Partners, LP / NGL Energy
	Finance Corp.	7.50	11/01/2023	4,931
4,000	Southern Star Central Corp. (h)	5.13	7/15/2022	3,945
				8,876
	Total Utilities			54,681
	Total Corporate Obligations (cost: $1,313,142)			1,294,631

EURODOLLAR AND YANKEE OBLIGATIONS (16.7%)

Basic Materials (4.8%)

Chemicals (0.9%)

10,000	Braskem Finance Ltd.	6.45	2/03/2024	10,530
3,000	OCI N.V. (h)	6.63	4/15/2023	3,086
3,000	SASOL Financing USA, LLC	5.88	3/27/2024	3,026
3,000	Venator Finance Sarl / Venator
	Materials, LLC (h)	5.75	7/15/2025	2,572
				19,214

Forest Products & Paper (0.3%)

6,200 Smurfit Kappa Treasury Funding Ltd.	7.50	11/20/2025	7,207

Iron/Steel (1.0%)

18,000 ArcelorMittal	7.00	10/15/2039	19,976

Mining (2.6%)

3,000	Eldorado Gold Corp. (h)	6.13	12/15/2020	2,805
10,000	First Quantum Minerals Ltd. (h)	7.50	4/01/2025	8,963
3,000	First Quantum Minerals Ltd. (h)	6.88	3/01/2026	2,606
10,000	Kinross Gold Corp.	5.95	3/15/2024	10,275
10,000	New Gold, Inc. (h)	6.25	11/15/2022	8,750
13,000	Teck Resources Ltd.	6.13	10/01/2035	13,227
5,000	Vedanta Resources plc (h)	8.25	6/07/2021	5,095
3,000	Vedanta Resources plc (h),(j)	6.38	7/30/2022	2,818
				54,539
	Total Basic Materials			100,936

Communications (2.3%)

Media (1.1%)

4,000	Altice Financing S.A. (h)	7.50	5/15/2026	3,770
2,000	Altice Finco S.A. (h)	7.63	2/15/2025	1,785
10,000	Altice France S.A. (h)	7.38	5/01/2026	9,609
2,000	Altice Luxembourg S.A. (h),(j)	7.75	5/15/2022	1,870

11 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$7,000	Altice Luxembourg S.A. (h),(j)	7.63%	2/15/2025 $	5,994
				23,028

Telecommunications (1.2%)

5,000	Digicel Ltd. (h),(j)	6.00	4/15/2021	4,556
3,000	Digicel Ltd. (h),(j)	6.75	3/01/2023	2,419
2,000	Intelsat Connect Finance S.A. (h)	9.50	2/15/2023	1,923
5,000	Intelsat Jackson Holdings S.A.	5.50	8/01/2023	4,487
5,000	Intelsat Jackson Holdings S.A. (h)	8.50	10/15/2024	4,919
5,000	Intelsat Jackson Holdings S.A. (h)	9.75	7/15/2025	5,250
2,000	Millicom International Cellular S.A. (h)	6.63	10/15/2026	2,022
500	Wind Tre S.p.A. (h)	5.00	1/20/2026	428
				26,004
	Total Communications			49,032

Consumer, Cyclical (1.2%)

Airlines (0.6%)

5,000	Air Canada Pass-Through Trust (h)	5.00	3/15/2020	5,038
3,699	Latam Airlines Pass-Through Trust	4.50	8/15/2025	3,597
4,238	Norwegian Air Pass-Through Trust (h)	7.50	5/10/2025	4,392
				13,027

Entertainment (0.1%)

3,000 LHMC Finco Sarl (h)	7.88	12/20/2023	3,031

Home Builders (0.3%)

3,000	Brookfield Residential Properties, Inc. (h)	6.38	5/15/2025	2,839
1,750	Mattamy Group Corp. (h)	6.88	12/15/2023	1,713
1,250	Mattamy Group Corp. (h)	6.50	10/01/2025	1,181
				5,733

Leisure Time (0.2%)

3,000 Silversea Cruise Finance Ltd. (h)	7.25	2/01/2025	3,248
Total Consumer, Cyclical			25,039

Consumer, Non-cyclical (1.4%)

Food (0.5%)

1,000	JBS Investments GmbH (h)	7.25	4/03/2024	1,013
3,000	JBS USA LUX S.A. / JBS USA Finance,
	Inc. (h)	5.88	7/15/2024	2,956
5,000	JBS USA LUX S.A. / JBS USA Finance,
	Inc. (h)	6.75	2/15/2028	4,825
3,000	Minerva Luxembourg S.A. (h)	5.88	1/19/2028	2,606
				11,400

Household Products/Wares (0.3%)

8,000 Kronos Acquisition Holdings, Inc. (h)	9.00	8/15/2023	7,020

Pharmaceuticals (0.6%)

10,000	Teva Pharmaceutical Finance Netherlands
	III B.V.	3.15	10/01/2026	8,163
500	Teva Pharmaceutical Finance Netherlands
	III B.V. (j)	6.75	3/01/2028	512
5,000	Teva Pharmaceutical Finance Netherlands
	III B.V.	4.10	10/01/2046	3,458
				12,133
	Total Consumer, Non-cyclical			30,553

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Energy (3.0%)

Oil & Gas (2.1%)

$3,000	Aker BP ASA (h)	5.88%	3/31/2025 $	3,037
6,000	Eni SpA (h)	4.75	9/12/2028	5,719
3,060	Hunt Oil Co. of Peru, LLC Sucursal Del
	Peru (h)	6.38	6/01/2028	3,112
2,500	MEG Energy Corp. (h)	7.00	3/31/2024	2,463
10,000	Noble Holding International Ltd. (j)	7.95	4/01/2025	9,137
1,311	Petrobras Global Finance B.V.	8.38	5/23/2021	1,432
2,000	Petrobras Global Finance B.V.	6.13	1/17/2022	2,078
3,000	Petrobras Global Finance B.V.	7.38	1/17/2027	3,115
10,000	Petroleos Mexicanos	6.50	3/13/2027	9,705
5,000	Tecpetrol S.A. (h),(j)	4.88	12/12/2022	4,575
				44,373

Oil & Gas Services (0.1%)

1,000	KCA Deutag UK Finance plc (h)	9.63	4/01/2023	945
129	Schahin II Finance Co. SPV Ltd.	8.00	5/25/2020	120
5,212	Schahin II Finance Co. SPV Ltd. (b),(h)	5.88	9/25/2022	391
				1,456

Pipelines (0.8%)

13,000	Transcanada Trust (3 mo. LIBOR +
	3.53%) (m)	5.63	5/20/2075	12,407
5,000	Transportadora de Gas del Sur S.A. (h),(j)	6.75	5/02/2025	4,712
				17,119
	Total Energy			62,948

Financial (0.9%)

Banks (0.2%)

5,000 Royal Bank of Scotland Group plc (3 mo.
LIBOR + 2.32%)	4.71(f)	—(n)	4,688

Insurance (0.7%)

10,000	QBE Capital Funding III Ltd. (10 yr.
	Semi-Annual Swap + 4.05%) (h),(m)	7.25	5/24/2041	10,638
4,000	XLIT Ltd. (3 mo. LIBOR + 2.46%)	4.89(f)	—(n)	3,930
				14,568
	Total Financial			19,256

Industrial (1.8%)

Aerospace/Defense (0.7%)

2,500	Bombardier, Inc. (h)	7.50	12/01/2024	2,547
12,000	Bombardier, Inc. (h)	7.50	3/15/2025	12,056
				14,603

Building Materials (0.3%)

3,000	Votorantim Cimentos S.A. (j)	7.25	4/05/2041	3,089
2,535	Votorantim Cimentos S.A. (h)	7.25	4/05/2041	2,611
				5,700

Packaging & Containers (0.7%)

3,137	ARD Securities Finance SARL (h),(o)	8.75(p)	1/31/2023	3,028
5,500	Ardagh Packaging Finance plc / Ardagh
	Holdings USA, Inc. (h)	7.25	5/15/2024	5,548
3,000	Ardagh Packaging Finance plc / Ardagh
	Holdings USA, Inc. (h)	6.00	2/15/2025	2,820

13 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$3,250	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer, LLC / Reynolds Group
	Issuer Lu (h)	7.00%	7/15/2024 $	3,258
				14,654

Trucking & Leasing (0.1%)

3,000 Park Aerospace Holdings Ltd. (h)	5.50	2/15/2024	2,978
Total Industrial			37,935

Utilities (1.3%)

Electric (1.3%)

7,000	AES Gener S.A. (5 Yr. Semi-Annual Swap
	+ 6.82%) (h),(m)	8.38	12/18/2073	7,111
10,000	Electricite de France S.A. (10 yr.
	Semi-Annual Swap + 3.71%) (h),(m)	5.25	—(n)	9,725
8,975	Enel S.p.A. (5 Yr. Semi-Annual Swap +
	5.88%) (h),(m)	8.75	9/24/2073	9,715
	Total Utilities			26,551
	Total Eurodollar and Yankee Obligations (cost: $349,043)			352,250

Number

of Shares

EXCHANGE-TRADED FUNDS (4.2%)

378,550	iShares iBoxx $ High Yield Corporate Bond ETF (j)	31,931
1,598,700	SPDR Bloomberg Barclays High Yield Bond ETF (j)	56,210
	Total Exchange-Traded Funds (cost: $89,100)	88,141

Principal Amount (000)

FOREIGN GOVERNMENT OBLIGATIONS (0.1%)

$3,000 Bahamas Government International
Bond (h) (cost: $3,000)	6.00	11/21/2028	3,068

MUNICIPAL OBLIGATIONS (0.7%)

Florida (0.4%)

9,200 Liberty County (Put Date 11/07/2018)(h),(q)	1.74	10/01/2028	9,200

Illinois (0.1%)

2,000 City of Chicago	7.05	1/01/2029	2,114

New Jersey (0.2%)

1,500	City of Atlantic	7.00	3/01/2028	1,698
2,500	EDA	5.71	6/15/2030	2,731
				4,429
	Total Municipal Obligations (cost: $15,175)			15,743

PREFERRED BONDS (0.1%)

Financial (0.1%)

Insurance (0.1%)

3,000 Catlin Insurance Co. Ltd. (3 mo. LIBOR +
2.98%) (h) (cost: $3,000)	5.42(f)	—(n)	2,955

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

U.S. GOVERNMENT AGENCY ISSUES(r) (0.3%)

Commercial MBS (0.3%)

$2,428	Freddie Mac (+)	3.12%(g)	10/25/2031	$2,238
5,000	Freddie Mac (+)	3.15	11/25/2025	4,887
	Total U.S. Government Agency Issues (cost: $7,547)			7,125

U.S. TREASURY SECURITIES (0.0%)

Notes (0.0%)(s)

550	2.00%, 2/15/2025 (cost: $543)	517
	Total Bonds (cost: $1,896,588)	1,865,268

Number
of Shares

	EQUITY SECURITIES (7.6%)
	COMMON STOCKS (3.1%)
	Basic Materials (0.4%)
	Chemicals (0.3%)
19,215	LyondellBasell Industries N.V. "A"	1,715
172,882	MPM Holdings, Inc.(t)	5,165
		6,880
	Forest Products & Paper (0.0%)
534	Resolute Forest Products, Inc.(t)	6
	Mining (0.1%)
245,000	Alamos Gold, Inc. "A"	978
56,750	Goldcorp, Inc.	512
33,650	Newmont Mining Corp.	1,040
		2,530
	Total Basic Materials	9,416
	Communications (0.4%)
	Media (0.2%)
77,900	Comcast Corp."A"	2,971
	Telecommunications (0.2%)
50,503	AT&T, Inc.	1,549
63,000	CenturyLink, Inc.	1,300
28,650	Verizon Communications, Inc.	1,636
		4,485
	Total Communications	7,456
	Consumer, Cyclical (0.3%)
	Airlines (0.1%)
23,000	United Continental Holdings, Inc.(t)	1,967
	Auto Parts & Equipment (0.1%)
10,356	Lear Corp.	1,376
	Home Furnishings (0.0%)
27,070	Tempur Sealy International, Inc.(j),(t)	1,251
	Lodging (0.1%)
25,400	Hyatt Hotels Corp. "A"	1,758

15 | USAA High Income Fund

		Market
Number		Value
of Shares	Security	(000)

13,500	Las Vegas Sands Corp.	$689
		2,447
	Total Consumer, Cyclical	7,041

Consumer, Non-cyclical (0.6%)

Commercial Services (0.1%)

13,899 Automatic Data Processing, Inc.	2,003

Healthcare-Products (0.0%)

3,407 Diagnostic Services Holdings, Inc.(d),(e),(l)	306

Household Products/Wares (0.1%)

11,242 Kimberly-Clark Corp.	1,172

Pharmaceuticals (0.4%)

22,300	AbbVie, Inc.	1,736
18,400	CVS Health Corp.	1,332
16,562	Johnson & Johnson	2,318
30,900	Merck & Co., Inc.	2,275
14,607	Novartis AG ADR	1,278
		8,939
	Total Consumer, Non-cyclical	12,420

Energy (0.3%)

Coal (0.0%)

13,151 Peabody Energy Corp.	466

Oil & Gas (0.3%)

414,000	Approach Resources, Inc.(j),(t)	691
8,522	Chevron Corp.	951
5,500	Comstock Resources, Inc.(t)	40
55,337	Harvest Oil & Gas Corp.(j),(t)	1,284
21,663	Nine Point Energy Holdings, Inc.(d),(e),(l)	141
32,263	Royal Dutch Shell plc ADR "A"	2,039
2,772	Sabine Oil & Gas Holdings, Inc., acquired 8/11/2016; cost $3,204(d),(u)	125
4,982	SilverBow Resources, Inc.(t)	131
22,883	Thunderbird Resources Equity, Inc.(d),(e),(l)	14
		5,416

Oil & Gas Services (0.0%)

3,813	Paragon Litigation "B"(l)	154
2,542	Paragon Litigation "A"(l)	3
		157
	Total Energy	6,039

Financial (0.8%)

Banks (0.3%)

27,800	BB&T Corp.	1,367
18,507	J.P. Morgan Chase & Co.	2,018
111,918	KeyCorp	2,032
109,207	Regions Financial Corp.	1,853
		7,270

Diversified Financial Services (0.2%)

24,700	CME Group, Inc.	4,526
13,639	Synchrony Financial	394
		4,920

Insurance (0.1%)

1,995 Brighthouse Financial, Inc.(t)	79

Portfolio of Investments | 16

		Market
Number		Value
of Shares	Security	(000)

21,952	MetLife, Inc.	$904
		983

Investment Companies (0.1%)

202,000 Prospect Capital Corp.(j)	1,372

REITS (0.1%)

17,000	Crown Castle International Corp.	1,848
129,100	MFA Financial, Inc.	895
		2,743
	Total Financial	17,288

Industrial (0.0%)

Miscellaneous Manufacturers (0.0%)

35,316 General Electric Co.	357

Technology (0.3%)

Semiconductors (0.1%)

42,500 Intel Corp.	1,992

Software (0.2%)

177	Avaya Holdings Corp.(t)	3
33,200	Microsoft Corp.	3,546
		3,549
	Total Technology	5,541
	Total Common Stocks (cost: $56,081)	65,558

PREFERRED STOCKS (4.5%)

Communications (0.2%)

Telecommunications (0.2%)

200,000 Qwest Corp., 6.50%	4,461

Consumer, Non-cyclical (1.7%)

Agriculture (0.7%)

400,000	CHS, Inc., 7.10%, (3 mo. LIBOR + 4.30%) (f),(n)	10,321
200,000	CHS, Inc., cumulative redeemable, 7.88% (n)	5,383
	Total Agriculture	15,704

Food (1.0%)

200,000 Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(h),(n)	20,150
Total Consumer, Non-cyclical	35,854

Energy (1.5%)

Oil & Gas (0.1%)

3,800	Chesapeake Energy Corp., 5.75% (h),(n)	2,223
464	Nine Point Energy Holdings, Inc., (d),(e),(l)	278
	Total Oil & Gas	2,501

Pipelines (1.4%)

1,127,328 NuStar Logistics, LP, 9.17%, (3 mo. LIBOR + 6.73%)(f),(j)	28,528
Total Energy	31,029

Financial (1.1%)

Banks (0.4%)

1,515 M&T Bank Corp., cumulative redeemable, 6.38% (n)	1,519

17 | USAA High Income Fund

		Market
Number		Value
of Shares	Security	(000)

8,000	U.S. Bancorp, 3.50%, (3 mo. LIBOR + 1.02%) (f),(n)	$7,242
	Total Banks	8,761

Diversified Financial Services (0.0%)

928 Ditech Holding Corp., (Zero Coupon)(n)	139

Insurance (0.4%)

3,000	American Overseas Group Ltd., non-cumulative, 6.12%, (3 mo. LIBOR +
	3.56%)	(d),(e),(f),(l)	750
274,059	Delphi Financial Group, Inc., cumulative redeemable, 5.50%, (3 mo. LIBOR +
	3.19%)	(f)	6,235
	Total Insurance		6,985

REITS (0.3%)

100,000 Equity Residential Properties Trust, 8.29%, Series K, depositary shares, cumulative
redeemable(n)	6,475
Total Financial	22,360

Government (0.0%)

Sovereign (0.0%)

80,000	Freddie Mac (+), 8.38%	(n)	481
20,000	Freddie Mac (+), 6.02%	(j),(n)	98
	Total Government		579
	Total Preferred Stocks (cost: $97,638)		94,283

WARRANTS (0.0%)

Energy (0.0%)

Oil & Gas (0.0%)

8,791	Sabine Oil & Gas Holdings, Inc., acquired 8/11/2016; cost $0(d),(u)			55
1,565	Sabine Oil & Gas Holdings, Inc., acquired 8/11/2016; cost $0(d),(t),(u)			8
13,764	SandRidge Energy, Inc.(t)			2
5,795	SandRidge Energy, Inc.(t)			—
	Total Energy			65
	Warrants (cost: $0)			65
	Total Equity Securities (cost: $153,719)			159,906

Principal
Amount		Coupon
(000)		Rate	Maturity

	MONEY MARKET INSTRUMENTS (3.1%)
	COMMERCIAL PAPER (2.8%)
$5,229	Cabot Corp. (h)	2.41%	11/13/2018	5,225
3,450	CNH Industrial Capital, LLC (h)	3.25	1/07/2019	3,433
6,559	Duke Energy Corp. (h)	2.40	11/07/2018	6,556
5,000	Ei Du Pont De Nemours (h)	2.42	11/06/2018	4,998
9,327	Energy Transfer Partners, LP (h)	2.90	11/01/2018	9,327
2,379	Energy Transfer Partners, LP (h)	2.90	11/02/2018	2,379
12,000	Hyundai Capital America (h)	2.40	11/08/2018	11,994
3,101	Southern Co. Gas Capital (h)	2.40	11/02/2018	3,101
12,975	Spectra Energy Parteners (h)	2.57	11/30/2018	12,948
	Total Commercial Paper (cost: $59,957)			59,961

Portfolio of Investments | 18

		Market
Number		Value
of Shares	Security	(000)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

5,859,841 State Street Institutional Treasury Money Market Fund Premier Class, 2.09%(v)(cost:
$5,860)	$5,860
Total Money Market Instruments (cost: $65,817)	65,821

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (5.6%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (5.6%)

38,838,489 HSBC U.S. Government Money Market Fund Class I, 2.09%(v)				38,839
63,702,069 Invesco Government & Agency Portfolio Institutional Class, 2.08%(v)				63,702
15,120,126 Western Asset Institutional Government Reserves Institutional Class, 2.07%(v)				15,120
Total Short-Term Investments Purchased with Cash Collateral from Securities
Loaned (cost: $117,661)				117,661
Total Investments (cost: $2,233,785)				$2,208,656
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Bank Loans	$—	$85,506	$ 930	$86,436
Collateralized Mortgage Obligations	—	2,385	—	2,385
Commercial Mortgage Securities	—	12,017	—	12,017
Corporate Obligations	—	1,294,631	—	1,294,631
Eurodollar and Yankee Obligations	—	352,250	—	352,250
Exchange-Traded Funds	88,141	—	—	88,141
Foreign Government Obligations	—	3,068	—	3,068
Municipal Obligations	—	15,743	—	15,743
Preferred Bonds	—	2,955	—	2,955
U.S. Government Agency Issues	—	7,125	—	7,125
U.S. Treasury Securities	517	—	—	517
Equity Securities:
Common Stocks	64,815	282	461	65,558
Preferred Stocks	—	93,255	1,028	94,283
Warrants	2	63	—	65
Money Market Instruments:
Commercial Paper	—	59,961	—	59,961
Government & U.S. Treasury Money Market
Funds	5,860	—	—	5,860
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	117,661	—	—	117,661
Total	$276,996	$1,929,241	$2,419	$2,208,656

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the BICs classifications, which may differ from the Fund's compliance classification.

For the period of August 1, 2018, through October 31, 2018, transfers among Level 1, Level 2 or Level 3 were under 0.50% of net assets. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

19 | USAA High Income Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA High Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

Notes to Portfolio of Investments | 20

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with

21 | USAA High Income Fund

valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not

Notes to Portfolio of Investments | 22

include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$113,611,000	$—	$117,661,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at October 31, 2018, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in

23 | USAA High Income Fund

which case, the Fund may not achieve the anticipated benefits of the futures contracts.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,113,498,000 at October 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 17.7% of net assets at October 31, 2018.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

G. Upcoming Regulatory Matters

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

H. Upcoming Accounting Pronouncements

In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

I. Subsequent Event

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain

Notes to Portfolio of Investments | 24

closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Fund's respective investment objectives and principal investment strategies.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

Warrants – Entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

25 | USAA High Income Fund

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CMT	Constant Maturity Treasury
EDA	Economic Development Authority
LIBOR	London Interbank Offered Rate
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.
Zero Coupon	Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

SPECIFIC NOTES

(a)Senior loans (loans) – are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at October 31, 2018. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)At October 31, 2018, the issuer was in default with respect to interest and/or principal payments.

(c)Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(d)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(e)Security was classified as Level 3.

(f)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2018.

(g)Stated interest rates may change slightly over time as underlying mortgages paydown.

Notes to Portfolio of Investments | 26

(h)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(i)Security is interest only. Interest-only commercial mortgage-backed securities (CMBS IOs) represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

(j)The security, or a portion thereof, was out on loan as of October 31, 2018.

(k)At October 31, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(l)Security was fair valued at October 31, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $1,646,000, which represented 0.1% of the Fund's net assets.

(m)Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

(n)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(o)Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(p)All of the coupon is PIK.

(q)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

27 | USAA High Income Fund

(r)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(s)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(t)Non-income-producing security.

(u)Restricted security that is not registered under the Securities Act of 1933. The aggregate market value of these securities at October 31, 2018, was $188,000, which represented 0.0% of the Fund's net assets.

(v)Rate represents the money market fund annualized seven-day yield at October 31, 2018.

Notes to Portfolio of Investments | 28

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA INCOME FUND

OCTOBER 31, 2018

(Form N-Q)

48446-1218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Income Fund

October 31, 2018 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (97.3%)

ASSET-BACKED SECURITIES (5.1%)

Asset Backed Securities (4.5%)

Automobile ABS (1.7%)

$5,000	AmeriCredit Automobile Receivables Trust	3.65%	5/09/2022 $	5,025
9,650	AmeriCredit Automobile Receivables Trust	2.71	9/08/2022	9,482
5,000	AmeriCredit Automobile Receivables Trust	2.60	9/18/2023	4,884
4,000	AmeriCredit Automobile Receivables Trust	3.59	6/18/2024	3,982
2,000	Avis Budget Rental Car Funding
	AESOP, LLC(a)	3.52	2/20/2020	1,997
9,400	Avis Budget Rental Car Funding
	AESOP, LLC(a)	2.96	7/20/2020	9,381
1,334	Avis Budget Rental Car Funding
	AESOP, LLC(a)	3.75	7/20/2020	1,335
2,827	Avis Budget Rental Car Funding
	AESOP, LLC(a)	4.94	6/20/2022	2,859
5,250	Avis Budget Rental Car Funding
	AESOP, LLC(a)	4.27	3/20/2025	5,261
6,500	California Republic Auto Receivables Trust	2.91	12/15/2022	6,359
1,250	Canadian Pacer Auto Receivables Trust(a)	3.63	1/19/2024	1,248
2,384	Centre Point Funding, LLC(a)	2.61	8/20/2021	2,357
6,000	Chesapeake Funding II, LLC(a)	3.52	8/15/2030	5,978
3,000	Hertz Vehicle Financing II, LP(a)	2.65	7/25/2022	2,915
8,667	Hertz Vehicle Financing II, LP(a)	3.29	10/25/2023	8,441
5,000	Hertz Vehicle Financing, LLC(a)	4.03	7/25/2024	4,985
8,500	OneMain Direct Auto Receivables Trust(a)	2.82	7/15/2024	8,362
12,000	OSCAR U.S. Funding Trust IX, LLC(a)	3.63	9/10/2025	12,007
4,760	OSCAR U.S. Funding Trust VIII, LLC(a)	3.50	5/12/2025	4,747
16,400	Santander Drive Auto Receivables Trust	3.39	4/15/2022	16,391
3,750	TCF Auto Receivables Owner Trust(a)	2.89	7/15/2021	3,737
1,143	Tesla Auto Lease Trust(a)	2.75	2/20/2020	1,137
4,500	Westlake Automobile Receivables Trust(a)	6.41	5/15/2023	4,579
4,000	World Omni Auto Receivables Trust	3.87	8/15/2025	4,004
				131,453

Credit Card ABS (0.1%)

5,667 Synchrony Credit Card Master Note Trust	3.87	5/15/2026	5,647

Other ABS (1.9%)

1,951	BCC Funding XIII, LLC(a)	4.78	8/20/2022	1,979
25,000	Element Rail Leasing I, LLC(a)	3.67	4/19/2044	24,856
15,000	Hawaii Dept. of Business Economic Dev. &
	Tourism	3.24	1/01/2031	14,494
20,000	Louisiana Environmental Facilities &
	Community Dev. Auth.	3.24	8/01/2028	19,855
2,750	MMAF Equipment Finance, LLC(a)	2.68	7/16/2027	2,642
10,000	MMAF Equipment Finance, LLC(a)	2.49	2/19/2036	9,823
15,625	NP SPE II, LLC	4.22	10/21/2047	15,420
15,545	PSNH Funding, LLC	3.81	2/01/2035	15,441

1| USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$6,994	Renew Financial(a)	3.95%	9/20/2053 $	6,942
1,708	Renew Financial(a)	3.22	9/22/2053	1,627
5,074	Sapphire Aviation Finance I Ltd.(a)	4.25	3/15/2040	5,083
4,784	SCF Equipment Leasing, LLC(a)	3.41	12/20/2023	4,752
9,702	Start Ltd.(a)	4.09	5/15/2043	9,651
10,000	TRIP Rail Master Funding, LLC(a)	4.09	4/15/2044	9,958
3,334	TRIP Rail Master Funding, LLC(a)	3.74	8/15/2047	3,279
5,000	VB-S1 Issuer, LLC(a)	3.41	2/15/2048	4,924
				150,726

Student Loan ABS (0.8%)

5,466	CIT Education Loan Trust (3 mo. LIBOR +
	0.30%)(a)	2.67(b)	6/25/2042	5,068
3,000	Navient Student Loan Trust (1 mo. USD
	LIBOR + 1.50%)	3.78(b)	8/25/2050	2,997
3,500	Navient Student Loan Trust (1 mo. USD
	LIBOR + 1.15%)(a)	3.43(b)	3/25/2067	3,511
1,428	Nelnet Student Loan Trust (3 mo. LIBOR +
	0.28%)	2.65(b)	9/22/2035	1,317
5,000	SLM Private Education Loan Trust(a)	2.50	3/15/2047	4,968
5,521	SLM Student Loan Trust (3 mo. LIBOR +
	0.23%)	2.72(b)	1/25/2041	5,244
1,781	SLM Student Loan Trust (3 mo. LIBOR +
	0.30%)	2.79(b)	1/25/2041	1,703
8,237	SLM Student Loan Trust (3 mo. LIBOR +
	0.22%)	2.71(b)	1/27/2042	7,850
20,862	SLM Student Loan Trust (1 mo. LIBOR +
	1.00%)	3.28(b)	4/27/2043	20,057
2,392	SLM Student Loan Trust (3 mo. LIBOR +
	0.22%)	2.71(b)	3/25/2044	2,271
1,994	SLM Student Loan Trust (3 mo. LIBOR +
	0.55%)	3.04(b)	10/25/2065	1,911
5,740	SLM Student Loan Trust (3 mo. LIBOR +
	0.75%)	3.24(b)	10/27/2070	5,446
				62,343
	Total Asset Backed Securities			350,169

Communications (0.1%)

Telecommunications (0.1%)

10,000 Crown Castle Towers, LLC(a)	3.22	5/15/2042	9,865

Financial (0.5%)

REITS (0.5%)

5,000	SBA Tower Trust(a)	2.90	10/15/2044	4,973
30,000	SBA Tower Trust(a)	3.45	3/15/2048	29,389
	Total Financial			34,362
	Total Asset-Backed Securities (cost: $396,937)			394,396
	BANK LOANS (1.0%)(c)
	Communications (0.1%)
	Media (0.1%)
2,424	CSC Holdings, LLC (1 mo. LIBOR +
	2.25%)	4.53	7/17/2025	2,422
3,421	McGraw-Hill Global Education
	Intermediate Holdings, LLC (1 mo.
	LIBOR + 4.00%)	6.30	5/04/2022	3,290
	Total Communications			5,712

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Consumer, Cyclical (0.2%)

Retail (0.2%)

$4,428	1011778 B.C. Unlimited Liability Co. (1 mo.
	LIBOR + 2.25%)	4.55%	2/16/2024 $	4,416
7,458	Harbor Freight Tools USA, Inc. (1 mo.
	LIBOR + 2.50%)	4.80	8/18/2023	7,350
3,811	J.C. Penney Co., Inc. (3 mo. LIBOR +
	4.25%)	6.57	6/23/2023	3,430
1,918	Serta Simmons Bedding, LLC (1 mo.
	LIBOR + 3.50%)	5.77	11/08/2023	1,735
539	Serta Simmons Bedding, LLC (1 mo.
	LIBOR + 3.50%)	5.78	11/08/2023	487
	Total Consumer, Cyclical			17,418

Consumer, Non-cyclical (0.2%)

Food (0.2%)

1,960	Albertson's, LLC (3 mo. LIBOR + 3.00%)	5.38	12/21/2022	1,958
4,070	Albertson's, LLC (3 mo. LIBOR + 3.00%)	5.31	6/22/2023	4,059
5,000	Albertson's, LLC (3 mo. LIBOR +
	3.00%) (d)	5.31	10/29/2025	4,968
2,516	JBS USA, LLC (3 mo. LIBOR + 2.50%)	4.84	10/30/2022	2,520
439	JBS USA, LLC (3 mo. LIBOR + 2.50%)	4.89	10/30/2022	440
	Total Consumer, Non-cyclical			13,945

Financial (0.0%)

REITS (0.0%)

4,355 Communications Sales & Leasing, Inc. (1
mo. LIBOR + 3.00%)	5.30	10/24/2022	4,130

Industrial (0.3%)

Electrical Components & Equipment (0.1%)

4,838 Energizer Holdings, Inc. (1 mo. LIBOR +
2.00%)	4.31	6/30/2022	4,847

Machinery-Construction & Mining (0.1%)

4,838 Terex Corp. (2 mo. LIBOR + 2.00%)	4.29	1/31/2024	4,830

Packaging & Containers (0.1%)

2,713	Klockner-Pentaplast of America, Inc. (1
	mo. LIBOR + 4.25%)	6.55	6/30/2022	2,620
8,652	Reynolds Group Holdings, Inc. (1 mo.
	LIBOR + 2.75%)	5.05	2/05/2023	8,668
				11,288
	Total Industrial			20,965

Technology (0.1%)

Software (0.1%)

7,276 Solera, LLC (1 mo. LIBOR + 2.75%)	5.05	3/03/2023	7,279

Utilities (0.1%)

Electric (0.1%)

4,838 Calpine Corp. (3 mo. LIBOR + 2.50%)	4.89	1/15/2024	4,827
Total Bank Loans (cost: $75,178)			74,276

3| USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

COLLATERALIZED LOAN OBLIGATIONS (1.6%)

Asset Backed Securities (1.6%)

$3,500	American Money Management Corp. (3
	mo. LIBOR + 1.50%)(a)	3.94%(b)	10/15/2028 $	3,503
3,500	CIFC Funding Ltd. (3 mo. LIBOR +
	1.70%)(a)	4.17(b)	4/23/2029	3,503
2,500	Dryden Ltd. (3 mo. LIBOR + 1.01%)(a)	3.32(b)	5/15/2031	2,492
5,000	Dryden Ltd. (3 mo. LIBOR + 1.50%)(a)	3.82(b)	7/17/2031	4,989
4,000	Dryden Senior Loan Fund (3 mo. LIBOR +
	2.00%)(a)	4.47(b)	7/20/2029	4,023
10,000	Dryden Senior Loan Fund (3 mo. LIBOR +
	1.10%)(a)	3.54(b)	1/15/2031	10,003
10,000	Eaton Vance Ltd. (3 mo. LIBOR +
	1.25%)(a)	3.72(b)	1/20/2030	9,983
10,000	Grippen Park Ltd. (3 mo. LIBOR +
	1.26%)(a)	3.73(b)	1/20/2030	10,013
5,000	Loomis Sayles Ltd. (3 mo. LIBOR +
	0.90%)(a)	3.34(b)	4/15/2028	4,996
5,000	Magnetite VII Ltd. (3 mo. LIBOR +
	0.80%)(a)	3.24(b)	1/15/2028	4,975
10,000	Oaktree EIF Ltd. (3 mo. LIBOR + 2.00%)(a)	4.47(b)	10/20/2027	10,003
10,000	Octagon Investment Partners Ltd. (3 mo.
	LIBOR + 0.85%)(a)	3.29(b)	7/15/2027	9,968
4,500	Race Point Ltd. (3 mo. LIBOR + 1.10%)(a)	3.59(b)	7/25/2031	4,503
7,000	Stewart Park Ltd. (3 mo. LIBOR +
	1.25%)(a)	3.69(b)	1/15/2030	7,027
7,000	TIAA Ltd. (3 mo. LIBOR + 1.70%)(a)	4.17(b)	4/20/2029	7,004
9,750	Trinitas Ltd. (3 mo. LIBOR + 1.70%)	4.19(b)	10/25/2028	9,752
10,000	Trinitas Ltd. (3 mo. LIBOR + 1.32%)(a)	3.81(b)	7/25/2029	10,016
3,000	Voya Ltd. (3 mo. LIBOR + 1.60%)(a)	4.05(b)	4/17/2030	3,003
	Total Asset Backed Securities			119,756
	Total Collateralized Loan Obligations (cost: $119,735)			119,756

COMMERCIAL MORTGAGE SECURITIES (3.6%)

Mortgage Securities (3.6%)

Commercial MBS (3.6%)

9,027	BAMLL Commercial Mortgage Securities
	Trust (a)	3.49	4/14/2033	8,757
2,043	Banc of America Commercial Mortgage
	Trust (e)	5.66(f)	7/10/2044	866
2,125	Caesars Palace Las Vegas Trust (a)	4.14	10/15/2034	2,124
10,000	Citigroup Commercial Mortgage Trust	3.36	7/10/2047	9,859
2,500	Citigroup Commercial Mortgage Trust	3.62	7/10/2047	2,489
4,000	Citigroup Commercial Mortgage Trust	3.86	7/10/2047	3,987
9,500	Citigroup Commercial Mortgage Trust	3.79(f)	9/15/2050	9,267
35,814	Commercial Mortgage Trust (e),(g)	1.87(f)	5/15/2045	1,944
61,650	Commercial Mortgage Trust (e),(g)	1.79(f)	10/15/2045	3,164
8,600	Commercial Mortgage Trust	3.25	10/15/2045	8,341
5,925	Commercial Mortgage Trust (a)	3.42	10/15/2045	5,837
6,000	Commercial Mortgage Trust	2.77	12/10/2045	5,838
4,000	Commercial Mortgage Trust	3.61(f)	6/10/2046	4,001
5,000	Commercial Mortgage Trust	3.80	8/10/2047	5,017
7,500	Commercial Mortgage Trust	4.08	8/10/2047	7,555
15,000	Commercial Mortgage Trust	3.90	7/10/2050	14,999
2,000	Commercial Mortgage Trust	4.29(f)	7/10/2050	2,008
975	GE Capital Commercial Mortgage Corp.	5.61(f)	12/10/2049	975
190,667	GS Mortgage Securities Corp. (a),(e),(g)	0.21(f)	5/03/2032	3,020
5,000	GS Mortgage Securities Corp.	3.28	2/10/2046	4,884
10,000	GS Mortgage Securities Corp. (a)	3.68	2/10/2046	9,818
26,583	GS Mortgage Securities Trust (e),(g)	2.21(f)	5/10/2045	1,199
4,618	GS Mortgage Securities Trust	3.38	5/10/2045	4,613
5,000	GS Mortgage Securities Trust	4.24	8/10/2046	5,134

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$6,000	GS Mortgage Securities Trust	3.76%	7/10/2048 $	5,981
15,000	J.P.Morgan Chase Commercial Mortgage
	Securities Trust (a)	5.64(f)	11/15/2043	15,315
10,697	J.P.Morgan Chase Commercial Mortgage
	Securities Trust	4.82(f)	5/15/2045	10,858
10,000	J.P.Morgan Chase Commercial Mortgage
	Securities Trust	4.27(f)	6/15/2045	10,179
9,000	J.P.Morgan Chase Commercial Mortgage
	Securities Trust	4.44(f)	2/15/2047	9,189
2,930	J.P.Morgan Chase Commercial Mortgage
	Securities Trust	5.37	5/15/2047	2,937
3,200	Morgan Stanley Bank of America Merrill
	Lynch Trust	3.46	5/15/2046	3,139
2,750	Morgan Stanley Capital I Trust (a)	5.20(f)	6/15/2044	2,768
3,000	Morgan Stanley Capital I Trust	3.77	3/15/2045	3,008
7,000	Morgan Stanley Capital I Trust	4.03(f)	5/15/2048	7,025
50,825	UBS Commercial Mortgage Trust (a),(e),(g)	2.07(f)	5/10/2045	2,900
9,375	UBS Commercial Mortgage Trust	4.17	5/10/2045	9,476
15,000	UBS Commercial Mortgage Trust	4.82	5/10/2045	15,495
2,313	UBS-Barclays Commercial Mortgage
	Trust (a)	4.18	5/10/2063	2,326
26,765	Wells Fargo Commercial Mortgage
	Trust (a),(e),(g)	1.78(f)	10/15/2045	1,525
7,000	Wells Fargo Commercial Mortgage Trust	3.54	5/15/2048	6,876
6,500	WF-RBS Commercial Mortgage Trust (a)	5.23(f)	6/15/2044	6,678
5,000	WF-RBS Commercial Mortgage Trust	3.35	5/15/2045	4,875
10,000	WF-RBS Commercial Mortgage Trust	4.09(f)	6/15/2045	10,045
5,000	WF-RBS Commercial Mortgage Trust	3.24	12/15/2045	4,905
20,000	WF-RBS Commercial Mortgage Trust	3.65	12/15/2046	20,073
	Total Mortgage Securities			281,269
	Total Commercial Mortgage Securities (cost: $281,544)			281,269

CORPORATE OBLIGATIONS (46.6%)

Basic Materials (1.4%)

Chemicals (1.0%)

10,000	CF Industries, Inc. (a)	4.50	12/01/2026	9,833
10,000	Chevron Phillips Chemical Co., LLC /
	Chevron Phillips Chemical Co., LP (a)	3.40	12/01/2026	9,591
20,000	Dow Chemical Co.	4.25	10/01/2034	18,313
10,000	E.I. du Pont de Nemours & Co.	2.80	2/15/2023	9,695
1,925	LYB International Finance II B.V.	3.50	3/02/2027	1,760
5,000	Monsanto Co. (h)	3.38	7/15/2024	4,663
5,000	Monsanto Co.	3.95	4/15/2045	3,735
5,000	Mosaic Co.	4.05	11/15/2027	4,754
2,900	Sherwin-Williams Co.	3.45	6/01/2027	2,686
10,000	Westlake Chemical Corp.	3.60	8/15/2026	9,280
				74,310

Forest Products & Paper (0.1%)

5,000	International Paper Co.	3.80	1/15/2026	4,838
7,500	International Paper Co.	3.00	2/15/2027	6,764
				11,602

Iron/Steel (0.2%)

5,000	Allegheny Ludlum, LLC (h)	6.95	12/15/2025	5,075
10,000	Allegheny Technologies, Inc.	5.95	1/15/2021	10,075
				15,150

Mining (0.1%)

5,000 Freeport-McMoRan, Inc.	3.10	3/15/2020	4,931

5| USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$5,000	Freeport-McMoRan, Inc.	4.00%	11/14/2021 $	4,888
				9,819
	Total Basic Materials			110,881

Communications (2.8%)

Internet (0.2%)

12,000	Amazon.com, Inc.	3.88	8/22/2037	11,358
4,250	VeriSign, Inc.	5.25	4/01/2025	4,255
				15,613

Media (1.0%)

5,000	CCO Holdings, LLC / CCO Holdings
	Capital Corp. (a)	5.75	2/15/2026	4,963
20,000	Charter Communications Operating, LLC /
	Charter Communications Operating
	Capital	6.38	10/23/2035	20,707
15,000	Comcast Corp.	3.90	3/01/2038	13,426
3,000	CSC Holdings, LLC (a)	5.50	4/15/2027	2,888
15,000	Discovery Communications, LLC	3.95	3/20/2028	13,991
5,000	Meredith Corp. (a)	6.88	2/01/2026	5,012
10,000	NBCUniversal Enterprise, Inc. (a)	1.97	4/15/2019	9,960
5,000	Sirius XM Radio, Inc. (a)	5.38	7/15/2026	4,900
				75,847

Telecommunications (1.6%)

25,000	AT&T, Inc.	4.50	5/15/2035	22,619
10,000	AT&T, Inc.	5.25	3/01/2037	9,576
10,000	Centel Capital Corp.	9.00	10/15/2019	10,402
10,000	CenturyLink, Inc.	5.80	3/15/2022	10,013
2,000	CenturyLink, Inc. (h)	6.75	12/01/2023	2,045
10,000	Cisco Systems, Inc.	2.60	2/28/2023	9,673
10,000	Frontier Communications Corp.	11.00	9/15/2025	7,375
3,909	Frontier Communications Corp.	7.88	1/15/2027	2,189
10,000	Motorola Solutions, Inc.	4.60	2/23/2028	9,658
5,000	Qwest Corp.	6.75	12/01/2021	5,231
19,500	Sprint Spectrum Co., LLC / Sprint
	Spectrum Co. II, LLC / Sprint Spectrum
	Co. III, LLC (a)	4.74	9/20/2029	19,524
10,000	Verizon Communications, Inc.	4.40	11/01/2034	9,453
5,000	Verizon Communications, Inc.	4.13	8/15/2046	4,325
				122,083
	Total Communications			213,543

Consumer, Cyclical (2.9%)

Airlines (1.6%)

7,777	American Airlines, Inc. Pass-Through Trust	3.70	4/01/2028	7,607
8,816	American Airlines, Inc. Pass-Through Trust	4.00	3/22/2029	8,728
4,619	American Airlines, Inc. Pass-Through
	Trust (h)	4.00	8/15/2030	4,522
9,729	American Airlines, Inc. Pass-Through Trust	3.60	4/15/2031	9,279
1,636	Continental Airlines, Inc. Pass-Through
	Trust	5.50	4/29/2022	1,665
7,293	Continental Airlines, Inc. Pass-Through
	Trust	4.15	10/11/2025	7,345
3,742	Continental Airlines, Inc. Pass-Through
	Trust	4.00	4/29/2026	3,727
7,836	Delta Air Lines Pass-Through Trust	3.88	1/30/2029	7,731
13,118	Hawaiian Airlines, Inc. Pass-Through Trust	3.90	7/15/2027	12,880
2,975	Spirit Airlines Pass Through Trust	4.45	10/01/2025	2,972
12,465	Spirit Airlines Pass Through Trust	4.10	10/01/2029	12,415
9,812	Spirit Airlines Pass Through Trust	3.38	8/15/2031	9,342
7,000	United Airlines, Inc. Pass-Through Trust	3.70	6/01/2024	6,925

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$4,012	United Airlines, Inc. Pass-Through Trust	4.30%	2/15/2027 $	4,082
16,587	United Airlines, Inc. Pass-Through Trust	3.75	3/03/2028	16,484
2,579	US Airways Group, Inc. Pass-Through
	Trust	6.25	10/22/2024	2,758
7,437	US Airways Group, Inc. Pass-Through
	Trust	3.95	5/15/2027	7,389
				125,851

Auto Manufacturers (0.3%)

10,000	Ford Motor Co.	4.35	12/08/2026	9,084
15,000	Hyundai Capital America (a)	3.25	9/20/2022	14,478
				23,562

Entertainment (0.0%)

3,000 International Game Technology plc (a)	6.50	2/15/2025	3,053

Home Builders (0.2%)

4,000	KB Home	7.63	5/15/2023	4,230
5,000	Lennar Corp.	4.13	1/15/2022	4,900
4,000	Lennar Corp.	4.88	12/15/2023	3,920
				13,050

Housewares (0.1%)

7,500 Newell Brands, Inc.	3.85	4/01/2023	7,275

Leisure Time (0.1%)

3,000 Royal Caribbean Cruises Ltd.	5.25	11/15/2022	3,135

Lodging (0.1%)

5,000	Hilton Worldwide Finance, LLC / Hilton
	Worldwide Finance Corp.	4.88	4/01/2027	4,794
5,000	Hyatt Hotels Corp.	3.38	7/15/2023	4,870
				9,664

Retail (0.5%)

15,048	Advance Auto Parts, Inc.	4.50	12/01/2023	15,333
5,000	AutoZone, Inc.	3.75	6/01/2027	4,733
10,000	L Brands, Inc.	5.63	2/15/2022	10,138
10,000	Walgreens Boots Alliance, Inc.	3.80	11/18/2024	9,775
				39,979
	Total Consumer, Cyclical			225,569

Consumer, Non-cyclical (5.7%)

Agriculture (0.2%)

3,000	Bunge Ltd. Finance Corp.	3.25	8/15/2026	2,693
10,000	Reynolds American, Inc.	4.00	6/12/2022	10,028
				12,721

Beverages (0.2%)

7,143	Keurig Dr Pepper, Inc. (a)	4.60	5/25/2028	7,053
4,667	Keurig Dr Pepper, Inc. (a)	4.99	5/25/2038	4,512
5,000	PepsiCo, Inc.	4.25	10/22/2044	4,874
				16,439

Biotechnology (0.4%)

15,000	Baxalta, Inc.	4.00	6/23/2025	14,641
10,000	Celgene Corp.	3.90	2/20/2028	9,407
10,000	Gilead Sciences, Inc.	3.65	3/01/2026	9,693
				33,741

7| USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Commercial Services (0.7%)

$2,750	Art Institute of Chicago	3.23%	3/01/2022 $	2,711
3,000	Bon Secours Charity Health System, Inc.	5.25	11/01/2025	2,948
4,250	Boston Medical Center Corp.	4.52	7/01/2026	4,250
17,000	Eastern Maine Healthcare Systems	5.02	7/01/2036	16,189
2,285	Metropolitan Opera Association, Inc.	2.39	10/01/2019	2,265
6,080	Princeton Theological Seminary	4.11	7/01/2023	6,192
10,000	S&P Global, Inc.	4.00	6/15/2025	9,982
5,000	Total System Services, Inc.	4.80	4/01/2026	5,100
5,000	University of Notre Dame	3.44	2/15/2045	4,589
				54,226

Food (0.8%)

10,000	Flowers Foods, Inc.	3.50	10/01/2026	9,324
4,667	General Mills, Inc.	4.55	4/17/2038	4,298
10,000	J.M. Smucker Co.	3.50	10/15/2021	10,006
5,000	J.M. Smucker Co.	4.25	3/15/2035	4,576
10,000	Kraft Heinz Foods Co.	3.50	6/06/2022	9,901
13,899	Kraft Heinz Foods Co. (a)	4.88	2/15/2025	14,112
10,000	Kraft Heinz Foods Co.	3.95	7/15/2025	9,683
				61,900

Healthcare-Products (0.6%)

10,000	Becton Dickinson & Co.	3.70	6/06/2027	9,407
10,000	Covidien International Finance S.A.	2.95	6/15/2023	9,721
20,000	Mallinckrodt International Finance S.A. (h)	4.75	4/15/2023	16,500
10,000	Medtronic, Inc.	4.38	3/15/2035	9,977
2,000	Teleflex, Inc.	4.88	6/01/2026	1,960
				47,565

Healthcare-Services (1.5%)

7,000	Baylor Scott & White Holdings	3.10	11/15/2025	6,569
20,000	Baylor Scott & White Holdings	2.65	11/15/2026	17,850
10,000	Cigna Corp.	3.05	10/15/2027	8,937
10,000	Community Health Network, Inc.	4.24	5/01/2025	10,031
5,000	HCA, Inc.	5.00	3/15/2024	5,072
15,000	HCA, Inc.	5.25	4/15/2025	15,356
2,500	HCA, Inc.	4.50	2/15/2027	2,434
15,000	Mercy Health	3.38	11/01/2025	14,316
3,900	Northwell Healthcare, Inc.	3.39	11/01/2027	3,645
6,500	NYU Langone Hospitals	4.17	7/01/2037	6,229
10,000	Premier Health Partners	2.91	11/15/2026	8,990
8,500	SSM Health Care Corp.	3.82	6/01/2027	8,326
2,000	Tenet Healthcare Corp.	4.50	4/01/2021	2,000
5,000	UnitedHealth Group, Inc.	3.10	3/15/2026	4,741
1,000	Vanderbilt University Medical Center	4.17	7/01/2037	937
				115,433

Household Products/Wares (0.1%)

10,000 SC Johnson & Son, Inc. (a)	4.35	9/30/2044	9,627

Pharmaceuticals (1.2%)

5,000	AbbVie, Inc.	3.20	11/06/2022	4,889
10,000	AbbVie, Inc.	3.60	5/14/2025	9,565
15,000	Allergan Funding SCS	3.80	3/15/2025	14,474
11,700	CVS Health Corp.	4.30	3/25/2028	11,432
6,201	CVS Pass-Through Trust	6.04	12/10/2028	6,576
3,880	CVS Pass-Through Trust (a)	7.51	1/10/2032	4,482
4,081	CVS Pass-Through Trust (a)	5.93	1/10/2034	4,348
8,333	Elanco Animal Health, Inc. (a)	4.27	8/28/2023	8,304
15,000	Express Scripts Holding Co.	3.40	3/01/2027	13,784
3,500	Mead Johnson Nutrition Co.	4.13	11/15/2025	3,508
5,000	Mylan N.V.	3.95	6/15/2026	4,595

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$5,555	Mylan, Inc. (a)	4.55%	4/15/2028 $	5,150
				91,107
	Total Consumer, Non-cyclical			442,759

Energy (6.2%)

Oil & Gas (2.1%)

4,605	Chesapeake Energy Corp. (a)	8.00	12/15/2022	4,821
5,000	Chesapeake Energy Corp.	7.00	10/01/2024	4,900
15,000	Chevron Corp.	2.95	5/16/2026	14,136
10,000	ConocoPhillips Co.	4.95	3/15/2026	10,625
10,000	ConocoPhillips Co.	4.15	11/15/2034	9,700
5,888	Continental Resources, Inc.	5.00	9/15/2022	5,952
15,000	EOG Resources, Inc.	3.90	4/01/2035	14,081
7,500	Hess Corp.	4.30	4/01/2027	7,046
10,000	Marathon Petroleum Corp.	4.75	9/15/2044	9,209
5,000	Murphy Oil Corp.	5.75	8/15/2025	4,985
7,000	Nabors Industries, Inc.	4.63	9/15/2021	6,772
6,730	Newfield Exploration Co.	5.63	7/01/2024	6,949
5,000	Newfield Exploration Co.	5.38	1/01/2026	5,072
10,000	Noble Holding International Ltd. (h)	4.90	8/01/2020	9,950
10,000	Occidental Petroleum Corp.	3.40	4/15/2026	9,690
5,000	Occidental Petroleum Corp.	3.00	2/15/2027	4,691
10,000	Phillips 66	4.65	11/15/2034	9,814
5,000	QEP Resources, Inc.	6.88	3/01/2021	5,225
5,000	Rowan Companies, Inc.	4.88	6/01/2022	4,806
5,000	Rowan Companies, Inc.	4.75	1/15/2024	4,363
2,000	Southwestern Energy Co.	6.20	1/23/2025	1,953
7,000	Southwestern Energy Co.	7.50	4/01/2026	7,157
2,333	Transocean Pontus Ltd. (a)	6.13	8/01/2025	2,324
				164,221

Oil & Gas Services (0.5%)

20,000	Halliburton Co.	3.80	11/15/2025	19,486
15,000	Schlumberger Holdings Corp. (a)	4.00	12/21/2025	14,859
5,000	Weatherford International, Ltd. (h)	4.50	4/15/2022	3,750
				38,095

Pipelines (3.6%)

15,000	Boardwalk Pipelines, LP	4.95	12/15/2024	15,160
10,000	Boardwalk Pipelines, LP	4.45	7/15/2027	9,409
10,000	Buckeye Partners, LP	2.65	11/15/2018	9,998
10,000	Buckeye Partners, LP	5.60	10/15/2044	8,768
15,000	Columbia Pipeline Group, Inc.	4.50	6/01/2025	15,094
15,000	DCP Midstream Operating, LP (3 mo.
	LIBOR + 3.85%) (a)	5.85(b)	5/21/2043	13,500
9,307	Enable Oklahoma Intrastate
	Transmission, LLC (a)	6.25	3/15/2020	9,580
4,000	Enbridge Energy Partners, LP (3 mo.
	LIBOR + 3.80%) (h)	6.19(b)	10/01/2077	3,980
7,000	Energy Transfer Partners, LP	5.20	2/01/2022	7,244
5,000	Energy Transfer Partners, LP	4.75	1/15/2026	4,931
17,010	Energy Transfer Partners, LP (3 mo.
	LIBOR + 3.02%)	5.56(b)	11/01/2066	14,458
7,000	Energy Transfer Partners, LP / Regency
	Energy Finance Corp.	4.50	11/01/2023	7,051
14,000	EnLink Midstream Partners, LP	4.15	6/01/2025	13,032
5,000	EnLink Midstream Partners, LP	4.85	7/15/2026	4,737
5,000	Enterprise Products Operating, LLC	3.90	2/15/2024	4,998
6,437	EQM Midstream Partners, LP	4.00	8/01/2024	6,198
14,000	EQM Midstream Partners, LP	4.13	12/01/2026	12,826
10,000	Florida Gas Transmission Co., LLC (a)	5.45	7/15/2020	10,288
7,500	MPLX, LP	4.00	2/15/2025	7,334
6,067	Northwest Pipeline, LLC	4.00	4/01/2027	5,794

9| USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$10,000	ONEOK Partners, LP	4.90%	3/15/2025 $	10,254
5,000	ONEOK, Inc.	4.25	2/01/2022	5,036
3,000	Plains All American Pipeline, LP / PAA
	Finance Corp.	3.85	10/15/2023	2,919
15,000	Sabal Trail Transmission, LLC (a)	4.68	5/01/2038	14,564
7,000	Sabine Pass Liquefaction, LLC	5.63	2/01/2021	7,246
5,000	Spectra Energy Partners, LP	3.38	10/15/2026	4,645
10,000	TC PipeLines, LP	4.65	6/15/2021	10,144
3,000	Transcontinental Gas Pipe Line Co., LLC	7.85	2/01/2026	3,606
10,000	Western Gas Partners, LP	5.38	6/01/2021	10,319
6,250	Western Gas Partners, LP	4.65	7/01/2026	6,097
15,000	Williams Companies, Inc.	4.55	6/24/2024	15,124
				274,334
	Total Energy			476,650

Financial (16.7%)

Banks (6.5%)

5,000	AmSouth Bancorp.	6.75	11/01/2025	5,615
4,864	Bank of America Corp.	4.00	4/01/2024	4,859
10,000	Bank of America Corp.	4.20	8/26/2024	9,928
5,000	Bank of America Corp.	3.95	4/21/2025	4,853
8,000	Bank of America Corp. (3 mo. LIBOR +
	1.51%)	3.71(b)	4/24/2028	7,600
4,383	Bank of America Corp. (3 mo. LIBOR +
	1.04%)	3.42(i)	12/20/2028	4,044
5,000	Bank OZK (3 mo. LIBOR + 4.43%) (h)	5.50(b)	7/01/2026	5,070
5,000	BankUnited, Inc.	4.88	11/17/2025	5,058
20,000	Capital One Financial Corp.	4.75	7/15/2021	20,594
10,000	Capital One Financial Corp.	3.75	4/24/2024	9,748
15,000	Capital One Financial Corp.	3.75	3/09/2027	13,907
10,000	CIT Group, Inc.	5.25	3/07/2025	10,088
20,000	Citigroup, Inc.	4.40	6/10/2025	19,825
5,000	Citigroup, Inc.	4.45	9/29/2027	4,871
10,000	Citigroup, Inc. (3 mo. LIBOR + 1.39%)	3.67(b)	7/24/2028	9,383
15,000	Citizens Financial Group, Inc. (a)	4.15	9/28/2022	14,906
5,500	Citizens Financial Group, Inc.	3.75	7/01/2024	5,249
8,000	CoBiz Financial, Inc. (3 mo. LIBOR +
	3.17%)	5.63(b)	6/25/2030	8,376
20,000	Compass Bank	3.88	4/10/2025	19,016
3,500	Cullen/Frost Bankers, Inc.	4.50	3/17/2027	3,422
10,000	Discover Bank (5 Yr. Semi-Annual Swap +
	1.73%)	4.68(b)	8/09/2028	9,893
10,000	Eagle Bancorp, Inc. (3 mo. LIBOR +
	3.85%)	5.00(b)	8/01/2026	10,015
5,000	Fifth Third Bancorp.	2.30	3/01/2019	4,994
10,000	Fifth Third Bank	3.85	3/15/2026	9,711
3,500	First Maryland Capital I (3 mo. LIBOR +
	1.00%)	3.44(b)	1/15/2027	3,238
10,000	FirstMerit Bank, N.A.	4.27	11/25/2026	9,793
3,250	Fulton Financial Corp.	3.60	3/16/2022	3,180
10,000	Fulton Financial Corp.	4.50	11/15/2024	9,969
5,000	Hilltop Holdings, Inc.	5.00	4/15/2025	4,869
5,000	Home BancShares, Inc. (3 mo. LIBOR +
	3.58%)	5.63(b)	4/15/2027	5,119
10,000	Huntington BancShares, Inc.	4.35	2/04/2023	9,990
20,000	J.P.Morgan Chase & Co.	2.95	10/01/2026	18,346
4,000	J.P.Morgan Chase & Co. (3 mo. LIBOR +
	0.50%)	3.04	2/01/2027	3,690
5,000	J.P.Morgan Chase & Co.	4.25	10/01/2027	4,921
20,000	KeyBank, N.A.	3.40	5/20/2026	18,813
5,000	LegacyTexas Financial Group, Inc. (3 mo.
	LIBOR + 3.89%)	5.50(b)	12/01/2025	5,026
5,000	Manufacturers & Traders Trust Co.	3.40	8/17/2027	4,777

Portfolio of Investments | 10

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$4,417	MB Financial Bank, N.A. (3 mo. LIBOR +
	1.87%)	4.00%(b)	12/01/2027 $	4,344
10,000	Morgan Stanley	4.88	11/01/2022	10,326
20,000	MUFG Americas Holdings Corp.	3.00	2/10/2025	18,922
10,000	MUFG Union Bank, N.A.	2.25	5/06/2019	9,967
1,000	People's United Bank, N.A.	4.00	7/15/2024	985
7,000	PNC Bank, N.A.	4.20	11/01/2025	7,051
10,000	PNC Financial Services Group, Inc.	2.85	11/09/2022	9,678
5,000	PNC Financial Services Group, Inc.	3.15	5/19/2027	4,692
10,000	Santander Holdings USA, Inc.	2.65	4/17/2020	9,879
5,818	Santander Holdings USA, Inc.	4.40	7/13/2027	5,440
15,000	State Street Corp. (3 mo. LIBOR + 1.00%)	3.33(b)	6/01/2077	13,210
5,000	Sterling National Bank (3 mo. LIBOR +
	3.94%)	5.25(b)	4/01/2026	5,058
6,021	Susquehanna BancShares, Inc.	5.38	8/15/2022	6,314
10,000	TCF National Bank	6.25	6/08/2022	10,381
9,062	TowneBank (3 mo. LIBOR + 2.55%)	4.50(b)	7/30/2027	8,950
5,000	U.S. Bancorp.	3.10	4/27/2026	4,669
10,000	Union Bankshares Corp. (3 mo. LIBOR +
	3.18%)	5.00(b)	12/15/2026	10,181
16,800	USB Realty Corp. (3 mo. LIBOR +
	1.15%) (a)	3.58(b)	—(j)	15,120
5,000	Webster Financial Corp.	4.38	2/15/2024	4,968
20,000	Wells Fargo & Co.	3.00	10/23/2026	18,312
				501,203

Diversified Financial Services (1.3%)

10,000	Air Lease Corp.	3.63	4/01/2027	9,114
5,000	Capital One Bank USA, N.A.	3.38	2/15/2023	4,838
10,000	Cullen/Frost Capital Trust II (3 mo. LIBOR
	+ 1.55%)	3.87(b)	3/01/2034	9,121
15,000	General Electric Co. / LJ VP
	Holdings, LLC (a)	3.80	6/18/2019	15,037
4,548	Grain Spectrum Funding II, LLC (a)	3.29	10/10/2034	4,530
10,000	ILFC E-Capital Trust I (Highest of 3 mo.
	LIBOR/10 Year CMT/30 Year CMT +
	1.55%) (a)	4.78	12/21/2065	8,875
15,000	Intercontinental Exchange, Inc.	3.10	9/15/2027	13,985
15,000	National Rural Utilities Cooperative
	Finance Corp. (3 mo. LIBOR + 2.91%)	4.75(b)	4/30/2043	14,968
13,500	Synchrony Financial	3.95	12/01/2027	11,924
4,694	Washington Aircraft 1 Co. (NBGA -
	United States Government)	2.64	9/15/2026	4,580
				96,972

Insurance (5.1%)

5,000	Allstate Corp. (3 mo. LIBOR + 2.94%)	5.75(b)	8/15/2053	5,063
10,000	Alterra Finance, LLC	6.25	9/30/2020	10,463
10,000	American International Group, Inc.	3.88	1/15/2035	8,601
10,000	AmTrust Financial Services, Inc. (h)	6.13	8/15/2023	9,395
5,000	Assurant, Inc.	4.90	3/27/2028	4,971
20,000	Athene Global Funding (a)	3.00	7/01/2022	19,364
8,000	Athene Holding Ltd.	4.13	1/12/2028	7,350
7,250	AXA Equitable Holdings, Inc. (a)	4.35	4/20/2028	6,941
15,000	Chubb INA Holdings, Inc.	3.35	5/15/2024	14,740
11,500	Genworth Holdings, Inc. (3 mo. LIBOR +
	2.00%)	4.32(b)	11/15/2036	7,101
10,000	Global Atlantic Financial Co. (a)	8.63	4/15/2021	11,001
13,086	Hanover Insurance Group, Inc.	4.50	4/15/2026	12,938
14,000	Hartford Financial Services Group, Inc. (3
	mo. LIBOR + 2.13%) (a)	4.44(b)	2/12/2047	12,915
10,000	Jackson National Life Global Funding (a)	2.50	6/27/2022	9,611
20,000	Jackson National Life Global Funding (a)	3.25	1/30/2024	19,398
25,500	Kemper Corp.	4.35	2/15/2025	25,017

11 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$10,000	Lincoln National Corp.	4.20%	3/15/2022 $	10,143
15,000	Lincoln National Corp. (3 mo. LIBOR +
	2.36%)	4.67(b)	5/17/2066	13,762
10,000	Loews Corp.	2.63	5/15/2023	9,558
5,000	Loews Corp.	3.75	4/01/2026	4,917
10,000	MassMutual Global Funding II (a),(h)	3.60	4/09/2024	9,939
10,000	MassMutual Global Funding II (a)	2.75	6/22/2024	9,534
15,000	Mercury General Corp.	4.40	3/15/2027	14,212
10,000	MetLife, Inc.	4.13	8/13/2042	9,104
29,505	Nationwide Mutual Insurance Co. (3 mo.
	LIBOR + 2.29%) (a)	4.62(b)	12/15/2024	29,505
5,000	Nuveen Finance, LLC (a)	4.13	11/01/2024	5,009
4,000	Ohio National Financial Services, Inc. (a)	6.38	4/30/2020	4,154
5,000	Ohio National Financial Services, Inc. (a)	6.63	5/01/2031	5,817
19,300	Oil Insurance Ltd. (3 mo. LIBOR +
	2.98%) (a)	5.38(b)	—(j)	18,817
10,000	Old Republic International Corp.	3.88	8/26/2026	9,478
10,000	Primerica, Inc.	4.75	7/15/2022	10,298
10,000	ProAssurance Corp.	5.30	11/15/2023	10,471
10,000	Prudential Financial, Inc. (3 mo. LIBOR +
	3.92%)	5.63(b)	6/15/2043	10,188
17,050	StanCorp Financial Group, Inc.	5.00	8/15/2022	17,560
7,670	Torchmark Corp.	4.55	9/15/2028	7,654
				394,989

Investment Companies (0.5%)

10,000	Ares Capital Corp.	4.88	11/30/2018	10,014
10,000	Ares Capital Corp.	3.50	2/10/2023	9,543
5,000	Ares Capital Corp.	4.25	3/01/2025	4,760
5,120	FS Investment Corp.	4.00	7/15/2019	5,131
5,000	Main Street Capital Corp.	4.50	12/01/2019	5,001
4,500	Main Street Capital Corp.	4.50	12/01/2022	4,473
				38,922

REITS (2.3%)

5,000	Alexandria Real Estate Equities, Inc.	4.60	4/01/2022	5,123
5,000	Alexandria Real Estate Equities, Inc.	4.50	7/30/2029	4,915
5,000	AvalonBay Communities, Inc.	3.63	10/01/2020	5,026
5,000	AvalonBay Communities, Inc.	3.45	6/01/2025	4,851
2,679	AvalonBay Communities, Inc.	3.20	1/15/2028	2,506
10,000	Boston Properties, LP	3.85	2/01/2023	10,002
7,500	Columbia Property Trust Operating
	Partnership, LP	3.65	8/15/2026	6,921
10,000	Crown Castle International Corp.	5.25	1/15/2023	10,438
8,000	EPR Properties	4.75	12/15/2026	7,734
9,000	ERP Operating, LP	2.85	11/01/2026	8,270
7,000	Federal Realty Investment Trust	3.00	8/01/2022	6,832
10,000	Federal Realty Investment Trust	2.75	6/01/2023	9,534
1,852	Federal Realty Investment Trust	3.25	7/15/2027	1,726
5,000	Hospitality Properties Trust	4.95	2/15/2027	4,844
5,000	Hudson Pacific Properties, LP	3.95	11/01/2027	4,629
4,901	MPT Operating Partnership, LP / MPT
	Finance Corp.	5.25	8/01/2026	4,754
5,000	National Retail Properties, Inc.	4.00	11/15/2025	4,886
7,500	Physicians Realty, LP	4.30	3/15/2027	7,140
5,000	Realty Income Corp.	4.13	10/15/2026	4,968
6,000	Realty Income Corp.	3.00	1/15/2027	5,509
4,000	Sabra Health Care, LP	5.13	8/15/2026	3,836
6,000	Sabra Health Care, LP / Sabra Capital
	Corp.	5.38	6/01/2023	6,000
10,000	Simon Property Group, LP	4.13	12/01/2021	10,173
4,444	SL Green Operating Partnership, LP	3.25	10/15/2022	4,289
7,500	Spirit Realty, LP	4.45	9/15/2026	7,122
5,450	Starwood Property Trust, Inc. (a)	3.63	2/01/2021	5,307
7,000	UDR, Inc.	4.63	1/10/2022	7,142

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$15,000	Washington REIT	3.95%	10/15/2022 $	14,902
				179,379

Savings & Loans (1.0%)

15,000	Banc of California, Inc.	5.25	4/15/2025	14,984
10,000	First Niagara Financial Group, Inc.	7.25	12/15/2021	10,907
10,000	Flagstar Bancorp., Inc.	6.13	7/15/2021	10,404
21,685	People's United Financial, Inc.	3.65	12/06/2022	21,431
8,000	Sterling Bancorp.	3.50	6/08/2020	7,951
10,000	TIAA FSB Holdings, Inc.	5.75	7/02/2025	10,443
				76,120
	Total Financial			1,287,585

Government (0.0%)

Municipal (0.0%)

2,500 Horace Mann School	3.27	7/01/2027	2,379

Regional (state/province) (0.0%)

1,000 Mashantucket (Western) Pequot Tribe (k)	7.35	7/01/2026	170
Total Government			2,549

Industrial (3.6%)

Aerospace/Defense (0.5%)

17,750	Arconic, Inc.	5.13	10/01/2024	17,640
10,000	Lockheed Martin Corp.	3.60	3/01/2035	9,052
10,000	Raytheon Co.	4.20	12/15/2044	9,908
				36,600

Building Materials (0.0%)

3,000 Eagle Materials, Inc.	4.50	8/01/2026	2,937

Electrical Components & Equipment (0.3%)

10,000	Hubbell, Inc.	3.35	3/01/2026	9,390
5,000	Hubbell, Inc.	3.50	2/15/2028	4,648
10,000	Molex Electronic Technologies, LLC (a)	3.90	4/15/2025	9,761
				23,799

Electronics (0.1%)

2,604	Keysight Technologies, Inc.	4.60	4/06/2027	2,589
3,000	Trimble, Inc.	4.15	6/15/2023	3,007
				5,596

Hand/Machine Tools (0.3%)

8,295	Kennametal, Inc.	4.63	6/15/2028	8,073
10,000	Snap-on, Inc.	3.25	3/01/2027	9,523
5,000	Stanley Black & Decker, Inc. (3 mo. LIBOR
	+ 4.30%)	5.75(b)	12/15/2053	5,017
				22,613

Machinery-Diversified (0.1%)

10,000 Wabtec Corp.	3.45	11/15/2026	9,072

Metal Fabrication/Hardware (0.1%)

8,890 Worthington Industries, Inc.	4.30	8/01/2032	8,063

Miscellaneous Manufacturers (0.5%)

15,000	Eaton Corp.	2.75	11/02/2022	14,496
10,000	Eaton Corp.	3.10	9/15/2027	9,231
11,842	General Electric Co. (3 mo. USD LIBOR +
	3.33%)	5.00(b)	—(j)	10,984

13 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$5,000	Hillenbrand, Inc.	5.50%	7/15/2020 $	5,146
1,500	Ingersoll-Rand Co.	9.00	8/15/2021	1,704
				41,561

Packaging & Containers (0.3%)

3,000	Ball Corp.	5.00	3/15/2022	3,053
5,000	Ball Corp.	5.25	7/01/2025	5,062
5,000	Crown Americas, LLC / Crown Americas
	Capital Corp.	4.25	9/30/2026	4,550
2,000	Graphic Packaging International, LLC	4.13	8/15/2024	1,905
9,000	Sealed Air Corp. (a)	6.88	7/15/2033	9,315
				23,885

Transportation (1.3%)

8,000	Burlington Northern Santa Fe, LLC	3.75	4/01/2024	8,024
10,000	Burlington Northern Santa Fe, LLC	3.65	9/01/2025	9,953
7,000	Burlington Northern Santa Fe, LLC	3.90	8/01/2046	6,358
10,000	FedEx Corp.	3.90	2/01/2035	9,098
5,000	J.B. Hunt Transport Services, Inc.	3.85	3/15/2024	4,919
7,000	Kansas City Southern	3.13	6/01/2026	6,384
5,000	Ryder System, Inc.	3.45	11/15/2021	4,967
9,412	Ryder System, Inc.	3.40	3/01/2023	9,268
5,000	TTX Co. (a)	4.15	1/15/2024	5,044
10,000	TTX Co. (a)	3.60	1/15/2025	9,794
5,000	Union Pacific Corp.	7.88	1/15/2019	5,050
10,000	Union Pacific Corp.	3.38	2/01/2035	8,767
10,000	Union Pacific Corp.	4.25	4/15/2043	9,322
				96,948

Trucking & Leasing (0.1%)

5,000 Penske Truck Leasing Co., LP / PTL
Finance Corp. (a)	3.95	3/10/2025	4,876
Total Industrial			275,950

Technology (1.3%)

Computers (0.1%)

7,500	Dell International, LLC / EMC Corp. (a)	4.42	6/15/2021	7,567
2,500	Dell International, LLC / EMC Corp. (a)	5.88	6/15/2021	2,541
				10,108

Semiconductors (0.6%)

5,000	Analog Devices, Inc.	4.50	12/05/2036	4,637
10,000	Applied Materials, Inc.	3.30	4/01/2027	9,445
10,000	Applied Materials, Inc.	5.10	10/01/2035	10,513
5,000	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.63	1/15/2024	4,793
7,000	QUALCOMM, Inc.	3.25	5/20/2027	6,481
10,000	QUALCOMM, Inc.	4.65	5/20/2035	9,848
				45,717

Software (0.6%)

7,500	Activision Blizzard, Inc.	3.40	9/15/2026	7,053
10,000	Microsoft Corp.	3.30	2/06/2027	9,713
20,000	Microsoft Corp.	4.20	11/03/2035	20,316
10,000	Microsoft Corp.	3.45	8/08/2036	9,219
				46,301
	Total Technology			102,126

Utilities (6.0%)

Electric (4.9%)

5,000 AES Corp.	4.88	5/15/2023	4,963

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$10,000	AES Corp.	5.50%	4/15/2025 $	10,075
5,000	Ameren Illinois Co.	9.75	11/15/2018	5,013
5,000	Atlantic City Electric Co.	3.38	9/01/2024	4,891
15,000	Berkshire Hathaway Energy Co.	4.50	2/01/2045	14,573
5,000	Black Hills Corp.	5.88	7/15/2020	5,181
10,000	Black Hills Corp.	4.25	11/30/2023	10,095
15,000	Cleco Corporate Holdings, LLC	3.74	5/01/2026	13,998
5,000	Cleveland Electric Illuminating Co.	8.88	11/15/2018	5,010
10,000	Consumers Energy Co.	3.95	7/15/2047	9,364
5,000	Delmarva Power & Light Co.	4.15	5/15/2045	4,730
7,000	Duke Energy Carolinas, LLC	3.88	3/15/2046	6,394
10,000	Duke Energy Indiana, LLC	3.75	5/15/2046	8,870
10,000	Duke Energy Progress, Inc.	4.15	12/01/2044	9,545
3,500	Duquesne Light Holdings, Inc. (a)	5.90	12/01/2021	3,674
4,000	Entergy Arkansas, Inc.	3.05	6/01/2023	3,916
7,000	Entergy Louisiana, LLC	4.95	1/15/2045	6,849
5,000	Entergy Mississippi, Inc.	3.25	12/01/2027	4,699
10,000	Entergy Texas, Inc.	2.55	6/01/2021	9,714
15,000	Entergy Texas, Inc.	3.45	12/01/2027	14,127
3,500	FirstEnergy Corp.	3.90	7/15/2027	3,348
5,000	Georgia Power Co.	3.25	4/01/2026	4,702
10,000	Gulf Power Co.	3.30	5/30/2027	9,462
7,500	ITC Holdings Corp.	3.35	11/15/2027	7,013
3,168	Mississippi Power Co.	4.25	3/15/2042	2,857
10,000	Monongahela Power Co. (a)	4.10	4/15/2024	10,160
5,000	Nevada Power Co.	7.13	3/15/2019	5,075
4,000	NextEra Energy Capital Holdings, Inc. (3
	mo. LIBOR + 2.13%)	4.46(b)	6/15/2067	3,801
1,000	NextEra Energy Operating Partners, LP (a)	4.25	9/15/2024	954
15,000	Northern States Power Co.	4.00	8/15/2045	14,298
20,000	Northern States Power Co.	3.60	5/15/2046	17,751
5,000	Oncor Electric Delivery Co., LLC	3.75	4/01/2045	4,546
15,000	Pacific Gas & Electric Co.	2.95	3/01/2026	13,332
4,305	Pedernales Electric Cooperative, Inc. (a)	5.95	11/15/2022	4,754
5,000	Potomac Electric Power Co.	4.15	3/15/2043	4,791
26,130	PPL Capital Funding, Inc. (3 mo. LIBOR +
	2.67%) (h)	5.05(b)	3/30/2067	25,477
10,000	Public Service Electric & Gas Co.	3.80	3/01/2046	9,217
5,000	South Carolina Electric & Gas Co.	5.30	5/15/2033	5,235
5,000	South Carolina Electric & Gas Co.	4.10	6/15/2046	4,453
10,000	Southern California Edison Co. (3 mo.
	LIBOR + 4.20%)	6.25(b)	—(j)	10,325
10,000	Southern Co.	3.25	7/01/2026	9,299
5,000	System Energy Resources, Inc.	4.10	4/01/2023	5,015
10,000	Tri-State Generation & Transmission
	Association, Inc.	4.70	11/01/2044	9,909
10,000	Tri-State Generation & Transmission
	Association, Inc.	4.25	6/01/2046	8,885
15,000	WEC Energy Group, Inc. (3 mo. LIBOR +
	2.11%)	4.43(b)	5/15/2067	13,889
10,000	Xcel Energy, Inc.	3.30	6/01/2025	9,614
				373,843

Gas (0.8%)

4,000	Atmos Energy Corp.	8.50	3/15/2019	4,082
10,000	Atmos Energy Corp.	4.13	10/15/2044	9,534
10,000	National Fuel Gas Co.	4.90	12/01/2021	10,169
10,000	National Fuel Gas Co.	5.20	7/15/2025	10,037
10,000	National Fuel Gas Co.	3.95	9/15/2027	9,168
7,000	Southern Co. Gas Capital Corp.	3.25	6/15/2026	6,506
11,880	Spire, Inc.	3.54	2/27/2024	11,467
				60,963

Water (0.3%)

10,000 American Water Capital Corp.	2.95	9/01/2027	9,261

15 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$15,000	Aquarion Co. (a)	4.00%	8/15/2024 $	14,928
				24,189
	Total Utilities			458,995
	Total Corporate Obligations (cost: $3,696,300)			3,596,607

EURODOLLAR AND YANKEE OBLIGATIONS (17.7%)

Basic Materials (2.0%)

Chemicals (0.7%)

10,000	Air Liquide Finance S.A. (a)	3.50	9/27/2046	8,655
10,000	Braskem Finance Ltd.	6.45	2/03/2024	10,530
10,000	Nutrien Ltd.	3.00	4/01/2025	9,205
5,000	SASOL Financing USA, LLC	5.88	3/27/2024	5,043
5,000	Syngenta Finance N.V. (a)	3.93	4/23/2021	4,978
2,000	Yara International ASA (a)	7.88	6/11/2019	2,055
11,673	Yara International ASA (a)	4.75	6/01/2028	11,578
				52,044

Iron/Steel (0.3%)

10,000	ArcelorMittal	6.25	2/25/2022	10,644
5,000	Vale Overseas Ltd.	4.38	1/11/2022	5,043
9,000	Vale Overseas Ltd.	6.25	8/10/2026	9,641
				25,328

Mining (1.0%)

2,500	Anglo American Capital plc (a)	3.75	4/10/2022	2,470
5,000	Anglo American Capital plc (a)	4.88	5/14/2025	4,935
6,667	Anglo American Capital plc (a)	4.00	9/11/2027	6,081
20,000	Fresnillo plc (a)	5.50	11/13/2023	20,780
5,000	Glencore Funding, LLC (a)	4.13	5/30/2023	4,961
15,000	Glencore Funding, LLC (a)	4.00	3/27/2027	13,817
15,000	Goldcorp, Inc.	3.70	3/15/2023	14,702
10,000	Kinross Gold Corp.	5.95	3/15/2024	10,275
2,000	Kinross Gold Corp.	4.50	7/15/2027	1,795
				79,816
	Total Basic Materials			157,188

Communications (0.5%)

Internet (0.1%)

3,000 Tencent Holdings Ltd. (a)	3.93	1/19/2038	2,610

Media (0.1%)

10,000 Pearson Funding Four plc (a),(h)	3.75	5/08/2022	9,706

Telecommunications (0.3%)

15,000	Deutsche Telekom International Finance
	B.V. (a)	3.60	1/19/2027	14,066
5,000	Deutsche Telekom International Finance
	B.V. (a)	4.75	6/21/2038	4,762
6,667	Vodafone Group plc	5.00	5/30/2038	6,294
				25,122
	Total Communications			37,438

Consumer, Cyclical (1.1%)

Airlines (1.0%)

3,878	Air Canada Pass-Through Trust (a)	5.38	11/15/2022	3,960
20,039	Air Canada Pass-Through Trust (a)	4.13	11/15/2026	20,229
8,637	Air Canada Pass-Through Trust (a)	3.60	9/15/2028	8,303
5,421	Air Canada Pass-Through Trust (a)	3.75	6/15/2029	5,300
15,906	British Airways Pass-Through Trust (a)	4.63	12/20/2025	16,269

Portfolio of Investments | 16

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$4,106	British Airways Pass-Through Trust (a)	3.80%	3/20/2033 $	4,074
2,924	Latam Airlines Pass-Through Trust	4.20	8/15/2029	2,833
7,734	Turkish Airlines Pass-Through Trust (a)	4.20	9/15/2028	7,019
769	Virgin Australia Pass-Through Trust (a)	6.00	4/23/2022	779
2,405	Virgin Australia Pass-Through Trust (a)	5.00	4/23/2025	2,439
10,000	WestJet Airlines Ltd. (a)	3.50	6/16/2021	9,846
				81,051

Auto Manufacturers (0.1%)

5,000 Daimler Finance, N.A., LLC (a)	2.25	7/31/2019	4,969
Total Consumer, Cyclical			86,020

Consumer, Non-cyclical (1.6%)

Agriculture (0.5%)

5,000	BAT Capital Corp. (a)	4.39	8/15/2037	4,445
20,000	BAT International Finance plc (a)	3.95	6/15/2025	19,347
20,000	Imperial Brands Finance plc (a)	4.25	7/21/2025	19,689
				43,481

Beverages (0.7%)

20,000	Anheuser-Busch InBev Finance, Inc.	4.70	2/01/2036	19,102
6,500	Anheuser-Busch InBev Worldwide, Inc.	4.38	4/15/2038	5,927
10,000	Bacardi Ltd. (a)	4.70	5/15/2028	9,681
7,500	Becle S.A.B de C.V. (a)	3.75	5/13/2025	7,154
10,000	Pernod Ricard S.A. (a)	4.25	7/15/2022	10,140
				52,004

Food (0.1%)

4,000	Kerry Group Financial Services (a)	3.20	4/09/2023	3,879
5,000	Smithfield Foods, Inc. (a)	4.25	2/01/2027	4,659
				8,538

Pharmaceuticals (0.3%)

10,000	GlaxoSmithKline Capital, Inc. (h)	4.20	3/18/2043	9,809
15,000	Teva Pharmaceutical Finance Netherlands
	III B.V.	3.15	10/01/2026	12,246
500	Teva Pharmaceutical Finance Netherlands
	III B.V. (h)	6.75	3/01/2028	512
				22,567
	Total Consumer, Non-cyclical			126,590

Diversified (0.5%)

Holding Companies-Diversified (0.5%)

7,500	CK Hutchison International Ltd. (a)	2.75	10/03/2026	6,736
10,000	CK Hutchison International Ltd. (a)	3.50	4/05/2027	9,468
10,000	CK Hutchison International Ltd. (a)	3.25	9/29/2027	9,212
5,000	Hutchison Whampoa International 11
	Ltd. (a)	4.63	1/13/2022	5,130
10,000	Hutchison Whampoa International 14
	Ltd. (a)	3.63	10/31/2024	9,784
	Total Diversified			40,330

Energy (1.1%)

Oil & Gas (0.9%)

4,500	Aker BP ASA (a)	5.88	3/31/2025	4,556
15,000	BP Capital Markets plc	3.59	4/14/2027	14,428
5,000	BP Capital Markets plc	3.28	9/19/2027	4,716
10,000	BP Capital Markets plc (h)	3.72	11/28/2028	9,734
3,000	Eni SpA (a)	4.75	9/12/2028	2,859
4,000	Husky Energy, Inc.	7.25	12/15/2019	4,165

17 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$5,000	Noble Holding International Ltd. (h)	7.95%	4/01/2025 $	4,569
10,000	Petrobras Global Finance B.V.	6.13	1/17/2022	10,387
6,000	Petroleos Mexicanos	5.38	3/13/2022	6,004
10,000	Shell International Finance B.V.	3.63	8/21/2042	8,794
				70,212

Pipelines (0.2%)

6,000	APT Pipelines Ltd. (a)	4.25	7/15/2027	5,769
12,124	TransCanada PipeLines Ltd. (3 mo. LIBOR
	+ 2.21%)	4.52(b)	5/15/2067	11,043
				16,812
	Total Energy			87,024

Financial (7.6%)

Banks (6.1%)

15,000	ABN AMRO Bank N.V. (a)	4.75	7/28/2025	14,924
10,000	ABN AMRO Bank N.V. (a)	4.80	4/18/2026	9,968
10,000	Australia & New Zealand Banking
	Group Ltd. (a)	4.40	5/19/2026	9,733
1,000	Banco Santander Mexico S.A. Institucion
	de Banca Multiple Grupo Financiero
	Santand (a)	5.95(i)	10/01/2028	1,003
7,500	Bank of Montreal (5 Yr. Semi-Annual Swap
	+ 1.43%)	3.80(b)	12/15/2032	6,884
10,000	Bank of Nova Scotia	4.50	12/16/2025	9,901
5,000	Banque Federative du Credit Mutuel
	S.A. (a)	2.70	7/20/2022	4,813
12,300	Barclays plc	4.84	5/09/2028	11,365
10,000	BBVA Bancomer S.A. (a)	4.38	4/10/2024	9,825
5,000	BNP Paribas S.A. (3 mo. LIBOR +
	1.29%) (a)	7.20(b)	—(j)	5,222
5,000	BNP Paribas S.A. (a)	4.38	9/28/2025	4,840
10,000	BNP Paribas S.A. (a)	4.38	5/12/2026	9,625
4,000	BNP Paribas S.A. (a)	4.63	3/13/2027	3,874
9,200	BPCE S.A. (a)	3.00	5/22/2022	8,870
5,000	BPCE S.A. (a)	4.00	9/12/2023	4,910
9,524	BPCE S.A. (a)	3.50	10/23/2027	8,591
10,000	BPCE S.A. (a)	3.25	1/11/2028	9,075
3,307	Canadian Imperial Bank of Commerce (a)	7.26	4/10/2032	3,751
10,000	Commonwealth Bank of Australia (a)	3.25	7/20/2023	9,923
10,000	Cooperatieve Rabobank U.A.	3.88	2/08/2022	10,058
16,903	Cooperatieve Rabobank U.A.	3.95	11/09/2022	16,760
8,000	Cooperatieve Rabobank UA (5 Yr.
	Semi-Annual Swap + 1.89%)	4.00(b)	4/10/2029	7,681
14,286	Credit Agricole S.A. (a)	3.25	10/04/2024	13,378
15,000	Credit Agricole S.A. (a),(h)	4.13	1/10/2027	14,291
21,400	Credit Suisse Group AG (a)	3.57	1/09/2023	20,917
4,445	Credit Suisse Group AG (3 mo. LIBOR +
	1.41%) (a)	3.87(b)	1/12/2029	4,133
10,000	Credit Suisse Group Funding
	Guernsey Ltd.	4.55	4/17/2026	9,933
15,000	HSBC Bank plc (6 mo. LIBOR + 0.25%)	2.81(b)	—(j)	11,344
10,000	HSBC Holdings plc	3.90	5/25/2026	9,617
5,000	HSBC Holdings plc	4.38	11/23/2026	4,857
5,500	ING Bank N.V. (5 Yr. Semi-Annual Swap +
	2.70%)	4.13(b)	11/21/2023	5,503
14,100	ING Groep N.V.	3.95	3/29/2027	13,385
25,000	Lloyds Banking Group plc	3.75	1/11/2027	23,174
5,000	Lloyds Banking Group plc (3 mo. LIBOR +
	1.21%)	3.57(b)	11/07/2028	4,503
20,000	Mizuho Financial Group, Inc.	3.17	9/11/2027	18,462
5,000	National Australia Bank Ltd.	3.00	1/20/2023	4,855
11,000	Nordea Bank AB (a)	4.88	5/13/2021	11,211

Portfolio of Investments | 18

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$20,000	Royal Bank of Canada	4.65%	1/27/2026 $	20,224
10,000	Royal Bank of Scotland Group plc	6.13	12/15/2022	10,351
7,000	Royal Bank of Scotland Group plc	3.88	9/12/2023	6,741
5,000	Royal Bank of Scotland Group plc	4.80	4/05/2026	4,936
10,000	Royal Bank of Scotland Group plc (3 mo.
	LIBOR + 1.91%)	5.08(b)	1/27/2030	9,814
5,000	Santander UK Group Holdings plc	3.57	1/10/2023	4,835
20,000	Santander UK plc (a)	5.00	11/07/2023	20,076
5,000	Santander UK plc	4.00	3/13/2024	4,977
7,500	Standard Chartered plc (3 mo. LIBOR +
	1.97%) (a)	4.87(b)	3/15/2033	7,183
7,500	Suncorp-Metway Ltd. (a)	2.80	5/04/2022	7,230
7,500	Swedbank AB (a)	2.65	3/10/2021	7,355
10,000	Toronto-Dominion Bank (5 Yr. Semi-Annual
	Swap + 2.21%)	3.63(b)	9/15/2031	9,319
10,000	Westpac Banking Corp. (5 Yr. Semi-Annual
	Swap + 2.24%)	4.32(b)	11/23/2031	9,536
				473,736

Diversified Financial Services (0.2%)

7,000	AerCap Ireland Capital DAC / AerCap
	Global Aviation Trust	4.63	7/01/2022	7,097
10,000	ORIX Corp.	3.70	7/18/2027	9,509
				16,606

Insurance (0.4%)

20,000	QBE Capital Funding III Ltd. (10 yr.
	Semi-Annual Swap + 4.05%) (a)	7.25(b)	5/24/2041	21,275
5,000	XLIT Ltd. (3 mo. LIBOR + 2.46%) (h)	4.89(b)	—(j)	4,913
5,000	XLIT Ltd.	4.45	3/31/2025	4,933
				31,121

REITS (0.5%)

5,000	Scentre Group Trust (a)	2.38	4/28/2021	4,830
10,000	Scentre Group Trust (a)	3.25	10/28/2025	9,327
20,000	WEA Finance, LLC / Westfield UK &
	Europe Finance plc (a)	3.75	9/17/2024	19,597
				33,754

Savings & Loans (0.4%)

20,000	Nationwide Building Society (a)	4.00	9/14/2026	18,490
12,000	Nationwide Building Society (5 Yr.
	Semi-Annual Swap + 1.85%) (a)	4.13(i)	10/18/2032	10,706
				29,196
	Total Financial			584,413

Government (0.1%)

Multi-National (0.1%)

5,000 Caribbean Development Bank (a)	4.38	11/09/2027	5,171

Industrial (2.3%)

Aerospace/Defense (0.1%)

5,000 Rolls-Royce plc (a)	3.63	10/14/2025	4,836

Building Materials (0.4%)

3,462	Boral Finance Proprietary Ltd. (a)	3.75	5/01/2028	3,206
9,250	Cemex SAB de CV (a),(h)	7.75	4/16/2026	9,782
10,000	Holcim U.S. Finance Sarl & Cie SCS (a)	6.00	12/30/2019	10,283
4,000	Votorantim Cimentos S.A. (h)	7.25	4/05/2041	4,119
3,735	Votorantim Cimentos S.A. (a)	7.25	4/05/2041	3,846
				31,236

19 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Electronics (0.1%)

$ 4,800 Tyco Electronics Group S.A.3.13% 8/15/2027 $ 4,408

Engineering & Construction (0.5%)

10,000	Heathrow Funding Ltd. (a)	4.88	7/15/2023	10,358
15,000	Sydney Airport Finance Co.
	Proprietary Ltd. (a)	3.90	3/22/2023	14,925
10,000	Sydney Airport Finance Co.
	Proprietary Ltd.	3.63	4/28/2026	9,524
				34,807

Machinery-Diversified (0.3%)

15,000	CNH Industrial N.V.	4.50	8/15/2023	15,150
5,000	CNH Industrial N.V.	3.85	11/15/2027	4,623
				19,773

Miscellaneous Manufacturers (0.5%)

20,000	Siemens Financieringsmatschappij N.V. (a)	3.25	5/27/2025	19,202
10,000	Siemens Financieringsmatschappij N.V. (a)	3.40	3/16/2027	9,574
12,250	Smiths Group plc (a)	3.63	10/12/2022	12,022
				40,798

Packaging & Containers (0.3%)

4,750	Amcor Finance USA, Inc. (a)	3.63	4/28/2026	4,455
1,000	Ardagh Packaging Finance plc / Ardagh
	Holdings USA, Inc. (a)	4.25	9/15/2022	973
5,500	Brambles USA, Inc. (a)	4.13	10/23/2025	5,420
7,500	CCL Industries, Inc. (a)	3.25	10/01/2026	6,821
2,500	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer, LLC / Reynolds Group
	Issuer Lu (a)	5.13	7/15/2023	2,447
5,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer, LLC / Reynolds Group
	Issuer Lu (a)	7.00	7/15/2024	5,012
				25,128

Transportation (0.1%)

12,000 Canadian National Railway Co.	2.75	3/01/2026	11,219

Trucking & Leasing (0.0%)

3,000 DAE Funding, LLC (a)	5.00	8/01/2024	2,932
Total Industrial			175,137

Utilities (0.9%)

Electric (0.9%)

5,000	Comision Federal de Electricidad (a)	4.75	2/23/2027	4,741
5,000	EDP Finance B.V. (a)	5.25	1/14/2021	5,132
25,000	Electricite de France S.A. (10 yr.
	Semi-Annual Swap + 3.71%) (a)	5.25(b)	—(j)	24,313
6,000	Emera U.S. Finance, LP	3.55	6/15/2026	5,570
10,000	Enel Chile S.A.	4.88	6/12/2028	9,935
5,000	Enel Finance International N.V. (a)	4.63	9/14/2025	4,733
5,000	Enel Finance International N.V. (a)	3.63	5/25/2027	4,349
10,000	Fortis, Inc.	3.06	10/04/2026	9,056
3,500	Transelec S.A. (a)	3.88	1/12/2029	3,204
	Total Utilities			71,033
	Total Eurodollar and Yankee Obligations (cost: $1,408,685)			1,370,344

FOREIGN GOVERNMENT OBLIGATIONS (0.5%)

10,000	Italy Government International Bond	5.38	6/15/2033	10,132
CAD15,000	Province of Alberta	2.55	12/15/2022	11,288

Portfolio of Investments | 20

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

20,000	Province of Ontario	2.85%	6/02/2023 $	15,194
	Total Foreign Government Obligations (cost: $45,876)			36,614

MUNICIPAL OBLIGATIONS (7.2%)

Arizona (0.0%)

$ 3,500 School Facilities Board2.38 9/01/20193,489

California (0.8%)

5,000	Industry Public Facilities Auth. (INS -
	Assured Guaranty Municipal Corp.)	3.47	1/01/2021	5,003
5,000	Industry Public Facilities Auth. (INS -
	Assured Guaranty Municipal Corp.)	3.82	1/01/2022	5,039
1,250	Las Virgenes Unified School District	5.54	8/01/2025	1,350
850	Placentia Yorba Linda Unified School
	District	5.40	8/01/2021	892
5,000	Port of Oakland	4.50	5/01/2030	5,192
75	Port of Oakland (PRE)	4.50	5/01/2032	81
11,625	Port of Oakland	4.50	5/01/2032	12,028
4,250	Riverside CCD	3.49	8/01/2023	4,266
3,000	Riverside CCD	3.61	8/01/2024	3,005
10,000	San Jose Redev. Agency Successor
	Agency	3.13	8/01/2028	9,377
5,250	San Marcos Redev. Agency Successor
	Agency	4.02	10/01/2025	5,309
6,500	San Marcos Redev. Agency Successor
	Agency	4.47	10/01/2029	6,643
2,000	Torrance Unified School District	5.52	8/01/2021	2,109
2,590	Vista Redev. Agency (INS - Assured
	Guaranty Municipal Corp.)	4.13	9/01/2030	2,605
				62,899

Colorado (0.1%)

5,000 El Paso County	4.47	10/01/2035	4,981

Connecticut (0.6%)

10,000	City of Bridgeport	4.03	8/15/2028	9,888
7,380	City of Bridgeport	4.08	8/15/2029	7,222
3,500	City of New Haven	4.68	8/01/2031	3,533
5,000	State	3.23	1/15/2025	4,826
2,500	State	3.90	9/15/2028	2,463
3,845	Town of Hamden	4.93	8/15/2030	3,878
10,000	Town of Stratford	5.75	8/15/2030	10,613
				42,423

Florida (0.4%)

3,250	City of Jacksonville	2.00	10/01/2019	3,217
3,000	City of Jacksonville	2.37	10/01/2020	2,950
8,250	Miami-Dade County Aviation	2.70	10/01/2026	7,645
10,000	Miami-Dade County School Board (INS -
	Assured Guaranty Municipal Corp.)	5.38	5/01/2031	10,629
6,000	Palm Beach County School District	5.40	8/01/2025	6,537
2,500	Tohopekaliga Water Auth. (PRE)	5.25	10/01/2036	2,713
				33,691

Georgia (0.0%)

2,000	Atlanta & Fulton County Recreation Auth.	3.80	12/15/2037	1,888
1,500	Atlanta & Fulton County Recreation Auth.	4.00	12/15/2046	1,414
				3,302

Hawaii (0.4%)

1,250	City & County of Honolulu	2.51	11/01/2022	1,218
5,000	City & County of Honolulu	2.51	11/01/2022	4,871

21 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$900	City & County of Honolulu	2.81%	11/01/2023 $	881
730	City & County of Honolulu	2.91	11/01/2024	712
680	City & County of Honolulu	3.06	11/01/2025	663
775	City & County of Honolulu	3.16	11/01/2026	753
625	City & County of Honolulu	3.26	11/01/2027	607
690	City & County of Honolulu	3.36	11/01/2028	670
7,000	State	2.80	10/01/2027	6,495
3,000	State Department of Budget and Finance	3.25	1/01/2025	2,987
7,235	State Department of Budget and Finance	3.10	5/01/2026	7,060
				26,917

Idaho (0.1%)

2,500	State Building Auth.	3.78	9/01/2030	2,426
2,120	State Building Auth.	3.93	9/01/2031	2,081
2,000	State Building Auth.	3.98	9/01/2032	1,962
				6,469

Illinois (0.5%)

6,500	Chicago Midway International Airport	5.00	1/01/2025	7,101
8,000	Chicago Midway International Airport	5.00	1/01/2026	8,700
5,000	Chicago O'Hare International Airport	5.00	1/01/2021	5,251
6,500	City of Chicago Wastewater Transmission	5.84	1/01/2035	7,125
2,025	Finance Auth.	3.55	8/15/2029	1,922
3,000	Finance Auth.	3.60	8/15/2030	2,834
4,500	Winnebago & Boone County School
	District No. 205	3.80	12/01/2026	4,372
				37,305

Indiana (0.3%)

4,955	Finance Auth.	4.36	7/15/2029	5,036
4,260	Finance Auth.	4.53	7/15/2031	4,291
1,500	Finance Auth.	3.62	7/01/2036	1,371
9,520	Indiana Bond Bank	2.13	7/15/2019	9,475
				20,173

Kansas (0.1%)

10,000 Dev. Finance Auth.	4.73	4/15/2037	10,337

Kentucky (0.1%)

1,000	Economic Dev. Finance Auth. (INS -
	Assured Guaranty Municipal Corp.)	3.62	12/01/2025	966
2,335	Economic Dev. Finance Auth.	3.72	12/01/2026	2,242
1,985	Economic Dev. Finance Auth.	3.82	12/01/2027	1,900
1,000	Economic Dev. Finance Auth.	3.92	12/01/2028	954
1,500	Economic Dev. Finance Auth.	4.02	12/01/2029	1,431
1,300	Economic Dev. Finance Auth.	4.12	12/01/2030	1,246
				8,739

Maine (0.1%)

5,000 Maine Municipal Bond Bank	4.25	6/01/2023	5,143

Maryland (0.1%)

2,290	EDC	4.05	6/01/2027	2,216
2,390	EDC	4.15	6/01/2028	2,292
2,495	EDC	4.25	6/01/2029	2,378
1,325	EDC	4.35	6/01/2030	1,256
1,385	EDC	4.40	6/01/2031	1,307
				9,449

Minnesota (0.1%)

10,000 City of Rochester (Put Date 11/15/2021)	4.50	11/15/2038(l)	10,605

Portfolio of Investments | 22

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Mississippi (0.2%)

$1,800	State	2.83%	12/01/2024 $	1,733
2,000	State	3.03	12/01/2025	1,933
10,000	State	3.73	10/01/2032	9,689
				13,355

New Jersey (0.7%)

2,525	City of Atlantic	4.23	9/01/2025	2,514
2,415	City of Atlantic	4.29	9/01/2026	2,402
14,310	EDA	4.45	6/15/2020	14,509
7,300	EDA (PRE)	5.25	9/01/2022	7,796
2,700	EDA	5.25	9/01/2022	2,843
2,500	EDA	5.71	6/15/2030	2,731
3,000	Educational Facilities Auth.	4.02	7/01/2039	2,869
500	South Jersey Port Corp.	5.00	1/01/2025	542
1,000	South Jersey Port Corp.	5.00	1/01/2026	1,090
1,000	South Jersey Port Corp.	5.00	1/01/2027	1,094
500	South Jersey Port Corp.	5.00	1/01/2028	548
5,000	Transportation Trust Fund Auth.	1.76	12/15/2018	4,993
5,000	Transportation Trust Fund Auth. (INS -
	AMBAC Assurance Corp.)	5.25	12/15/2022	5,447
3,320	Transportation Trust Fund Auth.	5.50	12/15/2022	3,634
1,810	Transportation Trust Fund Auth.	5.75	12/15/2028	1,979
				54,991

New Mexico (0.0%)

1,250	Sandoval County	2.32	6/01/2019	1,246
1,000	Sandoval County	2.72	6/01/2020	991
				2,237

New York (0.7%)

10,000	Long Island Power Auth.	5.25	5/01/2022	10,357
2,500	Long Island Power Auth.	3.98	9/01/2025	2,462
2,500	Long Island Power Auth.	4.13	9/01/2026	2,467
5,000	New York City Transitional Finance Auth.	5.00	2/01/2035	5,271
10,825	New York City Water & Sewer	5.25	6/15/2040	11,015
11,400	New York State Dormitory Auth.	5.10	8/01/2034	11,428
5,000	State Energy Research & Dev. Auth. (Put
	Date 5/01/2020)	2.38	7/01/2026(l)	4,990
600	Town of Oyster Bay	3.55	2/01/2019	600
1,830	Town of Oyster Bay	3.80	2/01/2020	1,826
1,500	Town of Oyster Bay	3.95	2/01/2021	1,494
				51,910

North Carolina (0.1%)

5,000 City of Kannapolis	7.28	3/01/2027	5,230

Ohio (0.1%)

10,000 Cleveland Public Power	5.50	11/15/2038	10,084

Oklahoma (0.2%)

10,250	Dev. Finance Auth.	5.45	8/15/2028	10,607
1,365	Dev. Finance Auth.	5.88	8/01/2037	1,127
				11,734

Pennsylvania (0.4%)

5,045	Commonwealth Financing Auth.	3.86	6/01/2038	4,741
1,375	Economic Dev. Finance Auth.	3.20	11/15/2027	1,292
10,000	IDA(a)	3.56	7/01/2024	9,647
10,000	Philadelphia School District	5.06	9/01/2042	10,010
1,625	Public School Building Auth. (INS - Build
	America Mutual Assurance Co.)	2.84	12/01/2019	1,616

23 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$1,300	Public School Building Auth. (INS - Build
	America Mutual Assurance Co.)	4.08%	12/01/2023 $	1,313
3,620 Scranton School District (Put Date
	6/15/2019)	4.13	6/15/2034(l)	3,595
				32,214

South Carolina (0.1%)

10,000 Public Service Auth.	4.77	12/01/2045	9,826

Tennessee (0.2%)

2,000	Jackson Energy Auth.	2.90	4/01/2022	1,958
2,745	Jackson Energy Auth.	3.05	4/01/2023	2,683
3,915	Jackson Energy Auth.	3.20	4/01/2024	3,828
8,000	Metropolitan Nashville & Davidson County
	Health & Educational Board	4.05	7/01/2026	8,085
				16,554

Texas (0.7%)

1,550	City of Austin CCD	6.76	8/01/2030	1,846
2,000	City of Austin CCD	6.91	8/01/2035	2,519
5,000	City of Houston Combined Utility System	5.00	11/15/2033	5,249
9,000	Colony Local Dev. Corp. (INS - Berkshire
	Hathaway Assurance Corp.)	4.38	10/01/2033	9,282
12,570	Dallas-Fort Worth International Airport
	Facilities	4.00	11/01/2021	12,876
2,265	Dallas-Fort Worth International Airport
	Facilities	4.44	11/01/2021	2,310
9,700	Ector County Hospital District	7.18	9/15/2035	9,751
2,000	McLennan County Public Facility Corp.	3.90	6/01/2029	2,013
3,000	North Texas Tollway Auth. (PRE)	5.00	9/01/2031	3,221
1,700	Nueces County Port of Corpus Christi
	Auth.	3.29	12/01/2023	1,691
1,500	Nueces County Port of Corpus Christi
	Auth.	3.39	12/01/2024	1,491
1,000	Nueces County Port of Corpus Christi
	Auth.	3.49	12/01/2025	992
				53,241

Washington (0.1%)

10,000 State (PRE)	5.25	2/01/2036	10,688
Total Municipal Obligations (cost: $552,126)			557,986

PREFERRED BONDS (0.1%)

Financial (0.1%)

Insurance (0.1%)

5,000	Catlin Insurance Co. Ltd. (3 mo. LIBOR +
	2.98%) (a) (cost: $5,000)	5.42(b)	—(j)	4,925
	U.S. GOVERNMENT AGENCY ISSUES(m) (4.2%)
	Agency Collateral CMO (0.1%)
9,816	Freddie Mac (+)	4.00	6/15/2029	10,063
	Commercial MBS (3.1%)
11,250	Fannie Mae (+)	2.15	1/25/2023	10,746
4,834	Fannie Mae (+)	2.64(f)	11/25/2024	4,629
3,500	Fannie Mae (+)	2.78(f)	2/25/2027	3,294
2,500	Fannie Mae (+)	2.96(f)	2/25/2027	2,367
7,105	Fannie Mae (+)	3.04(f)	3/25/2028	6,713
67,298	Freddie Mac (+)(e)	0.86(f)	10/25/2022	1,909
92,069	Freddie Mac (+)(e)	1.00(f)	11/25/2022	3,016
56,935	Freddie Mac (+)(e)	1.35(f)	1/25/2022	1,944

Portfolio of Investments | 24

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$90,269	Freddie Mac (+)(e)	1.41%(f)	5/25/2022 $	3,704
68,770	Freddie Mac (+)(e)	1.45(f)	6/25/2022	2,973
56,209	Freddie Mac (+)(e)	1.50(f)	3/25/2019	144
3,500	Freddie Mac (+)	1.60	8/15/2051	3,333
10,000	Freddie Mac (+)	2.59	5/25/2026	9,256
20,000	Freddie Mac (+)	2.65	8/25/2026	18,722
17,000	Freddie Mac (+)	2.77	5/25/2025	16,320
15,000	Freddie Mac (+)	2.81	1/25/2025	14,470
12,000	Freddie Mac (+)	2.85	3/25/2026	11,436
7,000	Freddie Mac (+)	3.00	12/25/2025	6,773
8,000	Freddie Mac (+)	3.01	7/25/2025	7,785
10,000	Freddie Mac (+)	3.02	1/25/2025	9,756
4,855	Freddie Mac (+)	3.12(f)	10/25/2031	4,474
9,500	Freddie Mac (+)	3.17	3/25/2027	9,127
5,759	Freddie Mac (+)	3.19(f)	9/25/2027	5,533
4,533	Freddie Mac (+)	3.24	8/25/2027	4,380
7,500	Freddie Mac (+)	3.29(f)	3/25/2029	7,165
8,766	Freddie Mac (+)	3.30(f)	11/25/2027	8,496
10,000	Freddie Mac (+)	3.37	7/25/2025	9,850
10,000	Freddie Mac (+)	3.41	12/25/2026	9,802
9,000	Freddie Mac (+)	3.43(f)	1/25/2027	8,888
4,455	Freddie Mac (+)	3.46	11/25/2032	4,234
15,500	Freddie Mac (+)	3.51	4/25/2030	14,979
3,000	Freddie Mac (+)	3.65(f)	2/25/2028	2,982
5,000	Freddie Mac (+)	3.92(f)	9/25/2028	5,041
5,000	Freddie Mac (+)(d)	4.05	9/25/2028	5,091
				239,332

FGLMC Collateral (0.5%)

9,655	Freddie Mac (+)	3.50	5/01/2042	9,488
11,092	Freddie Mac (+)	3.50	6/01/2046	10,831
3,987	Freddie Mac (+)	3.50	8/01/2046	3,905
8,623	Freddie Mac (+)	3.50	5/01/2047	8,414
74	Freddie Mac (+)	5.00	6/01/2020	74
300	Freddie Mac (+)	5.00	1/01/2021	304
336	Freddie Mac (+)	5.50	11/01/2020	341
150	Freddie Mac (+)	5.50	12/01/2020	152
627	Freddie Mac (+)	5.50	12/01/2035	674
455	Freddie Mac (+)	5.50	4/01/2036	488
				34,671

FNMA Collateral (0.3%)

8,000	Fannie Mae (+)	2.50	2/01/2028	7,719
5,008	Fannie Mae (+)	4.00	4/01/2048	5,030
1,413	Fannie Mae (+)	5.00	6/01/2033	1,496
253	Fannie Mae (+)	5.50	7/01/2021	256
1,686	Fannie Mae (+)	5.50	9/01/2035	1,812
787	Fannie Mae (+)	5.50	10/01/2035	844
246	Fannie Mae (+)	5.50	1/01/2036	263
763	Fannie Mae (+)	5.50	4/01/2036	819
831	Fannie Mae (+)	5.50	2/01/2037	890
427	Fannie Mae (+)	5.50	3/01/2037	453
372	Fannie Mae (+)	5.50	11/01/2037	397
1,169	Fannie Mae (+)	5.50	5/01/2038	1,249
705	Fannie Mae (+)	6.00	5/01/2036	769
505	Fannie Mae (+)	6.00	6/01/2036	548
731	Fannie Mae (+)	6.00	8/01/2037	794
193	Fannie Mae (+)	6.50	4/01/2031	214
4	Fannie Mae (+)	6.50	7/01/2031	4
361	Fannie Mae (+)	6.50	3/01/2032	400
8	Fannie Mae (+)	7.00	10/01/2022	9
5	Fannie Mae (+)	7.00	3/01/2023	5
				23,971

25 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

GNMA Collateral (0.1%)

$2,631	Government National Mortgage Assn. I	5.00%	8/15/2033 $	2,801
48	Government National Mortgage Assn. I	6.00	8/15/2028	51
43	Government National Mortgage Assn. I	6.00	9/15/2028	46
108	Government National Mortgage Assn. I	6.00	9/15/2028	116
1,108	Government National Mortgage Assn. I	6.00	9/15/2028	1,205
204	Government National Mortgage Assn. I	6.00	10/15/2028	220
114	Government National Mortgage Assn. I	6.00	1/15/2029	122
15	Government National Mortgage Assn. I	6.00	1/15/2029	16
150	Government National Mortgage Assn. I	6.00	1/15/2029	161
199	Government National Mortgage Assn. I	6.00	1/15/2033	216
4	Government National Mortgage Assn. I	6.50	6/15/2023	5
119	Government National Mortgage Assn. I	6.50	7/15/2023	130
2	Government National Mortgage Assn. I	6.50	7/15/2023	2
20	Government National Mortgage Assn. I	6.50	9/15/2023	22
104	Government National Mortgage Assn. I	6.50	10/15/2023	114
47	Government National Mortgage Assn. I	6.50	10/15/2023	51
11	Government National Mortgage Assn. I	6.50	10/15/2023	12
141	Government National Mortgage Assn. I	6.50	12/15/2023	154
56	Government National Mortgage Assn. I	6.50	12/15/2023	61
26	Government National Mortgage Assn. I	6.50	1/15/2024	28
37	Government National Mortgage Assn. I	6.50	2/15/2024	40
44	Government National Mortgage Assn. I	6.50	4/15/2026	48
210	Government National Mortgage Assn. I	6.50	5/15/2028	231
439	Government National Mortgage Assn. I	6.50	10/15/2031	479
20	Government National Mortgage Assn. I	7.00	5/15/2023	20
21	Government National Mortgage Assn. I	7.00	5/15/2023	21
18	Government National Mortgage Assn. I	7.00	5/15/2023	18
12	Government National Mortgage Assn. I	7.00	5/15/2023	12
43	Government National Mortgage Assn. I	7.00	6/15/2023	45
13	Government National Mortgage Assn. I	7.00	6/15/2023	12
9	Government National Mortgage Assn. I	7.00	8/15/2023	9
8	Government National Mortgage Assn. I	7.00	8/15/2023	8
52	Government National Mortgage Assn. I	7.00	8/15/2023	54
9	Government National Mortgage Assn. I	7.00	8/15/2023	9
27	Government National Mortgage Assn. I	7.00	9/15/2023	27
11	Government National Mortgage Assn. I	7.00	1/15/2026	12
19	Government National Mortgage Assn. I	7.00	3/15/2026	20
6	Government National Mortgage Assn. I	7.00	3/15/2026	6
128	Government National Mortgage Assn. I	7.00	10/15/2027	142
209	Government National Mortgage Assn. I	7.00	6/15/2029	223
100	Government National Mortgage Assn. I	7.00	6/15/2029	104
19	Government National Mortgage Assn. I	7.00	7/15/2029	19
210	Government National Mortgage Assn. I	7.00	8/15/2031	232
67	Government National Mortgage Assn. I	7.00	7/15/2032	73
44	Government National Mortgage Assn. I	7.50	7/15/2023	46
124	Government National Mortgage Assn. I	7.50	6/15/2026	131
54	Government National Mortgage Assn. I	7.50	6/15/2026	57
42	Government National Mortgage Assn. I	7.50	7/15/2026	42
77	Government National Mortgage Assn. I	7.50	5/15/2027	82
123	Government National Mortgage Assn. I	7.50	2/15/2028	135
89	Government National Mortgage Assn. I	7.50	12/15/2028	99
72	Government National Mortgage Assn. I	7.50	8/15/2029	79
				8,068

GNMA2 Collateral (0.0%)

451	Government National Mortgage Assn. II	5.50	4/20/2033	482
425	Government National Mortgage Assn. II	6.00	8/20/2032	457
311	Government National Mortgage Assn. II	6.00	9/20/2032	336
147	Government National Mortgage Assn. II	6.50	8/20/2031	161
				1,436

Portfolio of Investments | 26

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Transportation (0.1%)

$8,011 Totem Ocean Trailer Express, Inc., Title XI
(NBGA - United States Government)	6.37%	4/15/2028	$8,896
Total U.S. Government Agency Issues (cost: $335,944)			326,437

U.S. TREASURY SECURITIES (9.7%)

Bonds (4.2%)(n)

12,950	2.25%, 8/15/2046	10,264
60,194	2.38%, 1/15/2025	64,903
65,000	2.50%, 2/15/2045 (o)	54,802
60,000	2.50%, 2/15/2046	50,343
40,000	2.75%, 8/15/2042	35,787
10,000	2.75%, 11/15/2042	8,936
10,000	2.75%, 8/15/2047	8,800
22,000	2.75%, 11/15/2047	19,349
10,000	2.88%, 11/15/2046	9,047
25,000	3.00%, 11/15/2044	23,282
5,000	3.38%, 5/15/2044	4,980
30,000	3.88%, 8/15/2040	32,398
		322,891

Notes (5.5%)(n)

20,000	1.63%, 8/15/2022	19,044
20,000	1.63%, 11/15/2022	18,979
50,000	1.63%, 2/15/2026	45,241
25,000	2.00%, 2/15/2022	24,264
10,000	2.00%, 2/15/2023	9,609
80,000	2.00%, 2/15/2025	75,167
10,000	2.25%, 11/15/2024	9,563
5,000	2.25%, 11/15/2025	4,737
10,000	2.25%, 2/15/2027	9,364
10,000	2.25%, 8/15/2027	9,319
10,000	2.25%, 11/15/2027	9,301
5,000	2.38%, 1/31/2023	4,881
10,000	2.38%, 5/15/2027	9,440
5,000	2.50%, 5/15/2024	4,868
5,000	2.50%, 1/31/2025	4,844
50,000	2.63%, 11/15/2020	49,744
10,000	2.75%, 8/31/2025	9,802
5,000	2.75%, 2/15/2028	4,839
5,000	2.88%, 5/15/2028	4,886
15,000	2.88%, 8/15/2028	14,647
45,000	3.50%, 5/15/2020	45,452
40,000	3.63%, 2/15/2020	40,411
		428,402
	Total U.S. Treasury Securities (cost: $791,318)	751,293
	Total Bonds (cost: $7,708,643)	7,513,903

Number
of Shares

	EQUITY SECURITIES (1.4%)
	COMMON STOCKS (0.3%)
	Communications (0.1%)
	Telecommunications (0.1%)
44,050	AT&T, Inc.	1,351
21,000	Verizon Communications, Inc.	1,199
	Total Communications	2,550

27 | USAA Income Fund

		Market
Number		Value
of Shares	Security	(000)

Consumer, Non-cyclical (0.0%)

Household Products/Wares (0.0%)

24,000 Kimberly-Clark Corp.$ 2,503

Energy (0.1%)

Oil & Gas (0.1%)

23,780	Chevron Corp.	2,655
55,000	Royal Dutch Shell plc ADR "A"	3,475
	Total Energy	6,130

Financial (0.1%)

Banks (0.1%)

50,000	Bank of Montreal	3,737
25,000	Canadian Imperial Bank of Commerce	2,158
		5,895

Investment Companies (0.0%)

202,000 Prospect Capital Corp.(h)	1,372

REITS (0.0%)

199,850 MFA Financial, Inc.	1,385
Total Financial	8,652

Industrial (0.0%)

Miscellaneous Manufacturers (0.0%)

55,835 General Electric Co.	564

Utilities (0.0%)

Electric (0.0%)

15,200	Dominion Energy, Inc.	1,086
27,500	Southern Co.	1,238
	Total Utilities	2,324
	Total Common Stocks (cost: $20,021)	22,723

PREFERRED STOCKS (1.1%)

Consumer, Non-cyclical (0.3%)

Agriculture (0.1%)

200,000 CHS, Inc., cumulative redeemable, 7.88%(j)	5,383

Food (0.2%)

172,520 Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(a),(j)	17,381
Total Consumer, Non-cyclical	22,764

Financial (0.7%)

Banks (0.1%)

40,000	Citigroup Capital XIII, 8.89%, (3 mo. LIBOR + 6.37%) (b)	1,063
10,800	M&T Bank Corp., cumulative redeemable, 6.38% (j)	10,827
	Total Banks	11,890

REITS (0.6%)

142,500	Equity Residential Properties Trust, 8.29%, Series K, depositary shares, cumulative
	redeemable (j)	9,227
250,000	Mid-America Apartment Communities, Inc., 8.50% (j),(p),(q)	16,450
344,500	Prologis, Inc., 8.54% (j)	21,101
	Total REITS	46,778
	Total Financial	58,668

Portfolio of Investments | 28

		Market
Number		Value
of Shares	Security	(000)

Utilities (0.1%)

Electric (0.1%)

200,000 Entergy Texas, Inc., 5.63%(p),(q)	$5,101
Total Preferred Stocks (cost: $74,037)	86,533
Total Equity Securities (cost: $94,058)	109,256

MONEY MARKET INSTRUMENTS (0.0%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)

2,303,840 State Street Institutional Treasury Money Market Fund Premier Class, 2.09%(r)
(cost: $2,304)	2,304

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.8%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.8%)

661,773	Goldman Sachs Financial Square Government Fund Institutional Class, 2.09%(r)				662
27,485,519	HSBC U.S. Government Money Market Fund Class I, 2.09%(r)				27,485
10,848,780	Invesco Government & Agency Portfolio Institutional Class, 2.08%(r)				10,849
17,350,428	Western Asset Institutional Government Reserves Institutional Class, 2.07%(r)				17,350
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $56,346)				56,346
	Total Investments (cost: $7,861,351)				$7,681,809

					Unrealized
					Appreciation/
Number of		Expiration	Notional	Contract	(Depreciation)
Contracts	Description	Date	Amount (000)	Value (000)	(000)

	FUTURES (0.1%)
	SHORT FUTURES
	Interest Rate Contracts
80	U.S. Treasury Bond	12/19/2018	USD (11,550)	$(11,050)	$500
	Total Short Futures
				$(11,050)	$500
	Total Futures
				$(11,050)	$500

29 | USAA Income Fund

($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$394,396	$—	$394,396
Bank Loans	—	74,276	—	74,276
Collateralized Loan Obligations	—	119,756	—	119,756
Commercial Mortgage Securities	—	281,269	—	281,269
Corporate Obligations	—	3,596,607	—	3,596,607
Eurodollar and Yankee Obligations	—	1,370,344	—	1,370,344
Foreign Government Obligations	—	36,614	—	36,614
Municipal Obligations	—	557,986	—	557,986
Preferred Bonds	—	4,925	—	4,925
U.S. Government Agency Issues	—	326,437	—	326,437
U.S. Treasury Securities	751,293	—	—	751,293
Equity Securities:
Common Stocks	22,723	—	—	22,723
Preferred Stocks	—	86,533	—	86,533
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	2,304	—	—	2,304
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	56,346	—	—	56,346
Futures(1)	500	—	—	500
Total	$833,166	$6,849,143	$—	$7,682,309

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the BICs classifications, which may differ from the Fund's compliance classification.

For the period of August 1, 2018, through October 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 30

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

31 | USAA Income Fund

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with

Notes to Portfolio of Investments | 32

valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or

33 | USAA Income Fund

re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$54,999,000	$—	$56,346,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at October 31, 2018, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

Notes to Portfolio of Investments | 34

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $7,719,789,000 at October 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 20.7% of net assets at October 31, 2018.

G.Upcoming Regulatory Matters

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

H. Upcoming Accounting Pronouncements

In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

I. Subsequent Event

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Fund's respective investment objectives and principal investment strategies.

35 | USAA Income Fund

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CAD	Canadian Dollar
CCD	Community College District
CMT	Constant Maturity Treasury
EDA	Economic Development Authority

Notes to Portfolio of Investments | 36

EDC	Economic Development Corp.
IDA	Industrial Development Authority/Agency
LIBOR	London Interbank Offered Rate
PRE	Pre-refunded to a date prior to maturity
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.
Title XI	The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive
terms.The guarantee carries the full faith and credit of the U.S. government.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2018.

(c)Senior loans (loans) – are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at October 31, 2018. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(d)Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

37 | USAA Income Fund

(e)Security is interest only. Interest-only commercial mortgage-backed securities (CMBS IOs) represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

(f)Stated interest rates may change slightly over time as underlying mortgages paydown.

(g)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(h)The security, or a portion thereof, was out on loan as of October 31, 2018.

(i)Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

(j)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(k)Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(l)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(m)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(n)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

Notes to Portfolio of Investments | 38

(o)Securities with a value of $1,686,000 are segregated as collateral for initial margin requirements on open futures contracts.

(p)The security, or a portion thereof, is segregated to cover the value of open futures contracts at October 31, 2018.

(q)At October 31, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(r)Rate represents the money market fund annualized seven-day yield at October 31, 2018.

39 | USAA Income Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA INCOME STOCK FUND

OCTOBER 31, 2018

(Form N-Q)

48452-1218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Income Stock Fund

October 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (97.6%)

COMMON STOCKS (97.6%)

Basic Materials (2.2%)

Chemicals (1.8%)

442,427	DowDuPont, Inc.	$23,856
68,155	LyondellBasell Industries N.V. "A"	6,084
316,181	Nutrien Ltd.	16,735
		46,675

Iron/Steel (0.2%)

77,619 Reliance Steel & Aluminum Co.	6,126

Mining (0.2%)

1,698,720 Tahoe Resources, Inc.(a)	4,026
Total Basic Materials	56,827

Communications (6.7%)

Advertising (0.5%)

158,605 Omnicom Group, Inc.	11,787

Media (0.6%)

437,115 Comcast Corp."A"	16,672

Telecommunications (5.6%)

984,926	AT&T, Inc.	30,217
255,894	BCE, Inc.	9,949
393,105	CenturyLink, Inc.	8,114
1,047,357	Cisco Systems, Inc.	47,916
430,900	Rogers Communications, Inc. "B"	22,196
517,334	Verizon Communications, Inc.	29,535
		147,927
	Total Communications	176,386

Consumer, Cyclical (7.8%)

Airlines (0.3%)

150,140 Delta Air Lines, Inc.	8,217

Apparel (0.3%)

418,572 Hanesbrands, Inc.	7,183

Auto Manufacturers (0.2%)

104,310 PACCAR, Inc.	5,968

Auto Parts & Equipment (0.5%)

259,590 Magna International, Inc.	12,782

1| USAA Income Stock Fund

		Market
Number		Value
of Shares	Security	(000)

Home Furnishings (0.3%)

234,861 Leggett & Platt, Inc.$ 8,528

Leisure Time (0.5%)

243,959 Carnival Corp.	13,671

Lodging (0.6%)

336,673 Las Vegas Sands Corp.	17,180

Retail (5.1%)

116,679	Brinker International, Inc.	5,058
64,599	Genuine Parts Co.	6,326
157,984	Home Depot, Inc.	27,786
204,239	McDonald's Corp.	36,130
79,121	Target Corp.	6,617
78,565	TJX Companies, Inc.	8,633
433,280	Walmart, Inc.	43,449
		133,999
	Total Consumer, Cyclical	207,528

Consumer, Non-cyclical (22.1%)

Agriculture (3.0%)

503,700	Altria Group, Inc.	32,761
442,545	British American Tobacco plc ADR(b)	19,206
310,282	Philip Morris International, Inc.	27,327
		79,294

Beverages (2.6%)

98,821	Anheuser-Busch InBev S.A. ADR(b)	7,311
364,771	Coca-Cola Co.	17,465
259,900	Coca-Cola European Partners plc	11,823
94,645	Molson Coors Brewing Co. "B"	6,057
233,725	PepsiCo, Inc.	26,266
		68,922

Biotechnology (1.1%)

38,058	Amgen, Inc.	7,337
324,405	Gilead Sciences, Inc.	22,118
		29,455

Commercial Services (0.4%)

43,066	Automatic Data Processing, Inc.	6,205
113,249	Deluxe Corp.	5,347
		11,552

Cosmetics/Personal Care (2.4%)

96,227	Colgate-Palmolive Co.	5,730
400,242	Procter & Gamble Co.	35,494
420,828	Unilever N.V.	22,632
		63,856

Food (1.3%)

169,260	Campbell Soup Co.(b)	6,332
323,973	Kraft Heinz Co.	17,809
127,400	Sysco Corp.	9,087
		33,228

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

Healthcare-Products (1.9%)

238,719	Abbott Laboratories	$16,457
373,838	Medtronic plc	33,578
		50,035

Healthcare-Services (1.0%)

98,693 UnitedHealth Group, Inc.	25,793

Household Products/Wares (0.5%)

126,194 Kimberly-Clark Corp.	13,162

Pharmaceuticals (7.9%)

273,751	AbbVie, Inc.	21,311
223,748	AstraZeneca plc ADR	8,677
242,488	CVS Health Corp.	17,554
429,971	Johnson & Johnson	60,192
648,486	Merck & Co., Inc.	47,735
1,237,000	Pfizer, Inc.	53,265
		208,734
	Total Consumer, Non-cyclical	584,031

Energy (7.7%)

Oil & Gas (5.4%)

58,700	Chevron Corp.	6,554
214,604	ConocoPhillips	15,001
375,175	Exxon Mobil Corp.	29,894
566,961	Occidental Petroleum Corp.	38,026
745,878	Royal Dutch Shell plc ADR "A"	47,132
73,050	Valero Energy Corp.	6,654
		143,261

Oil & Gas Services (0.9%)

243,552	Halliburton Co.	8,446
282,730	Schlumberger Ltd.	14,507
		22,953

Pipelines (1.4%)

522,805	Enterprise Products Partners, LP	14,022
160,246	Magellan Midstream Partners, LP	9,884
541,535	Williams Companies, Inc.	13,175
		37,081
	Total Energy	203,295

Financial (17.7%)

Banks (7.9%)

1,187,290	Bank of America Corp.	32,650
418,483	Bank of New York Mellon Corp.	19,807
140,716	BB&T Corp.	6,918
816,470	Fifth Third Bancorp	22,037
422,362	J.P. Morgan Chase & Co.	46,046
1,119,159	KeyCorp	20,324
38,776	M&T Bank Corp.	6,414
282,950	Morgan Stanley	12,919
659,276	U.S. Bancorp.	34,460
121,568	Wells Fargo & Co.	6,471
		208,046

Diversified Financial Services (2.5%)

29,044 BlackRock, Inc.	11,949

3| USAA Income Stock Fund

		Market
Number		Value
of Shares	Security	(000)

219,845	CME Group, Inc.	$40,285
450,313	Synchrony Financial	13,005
		65,239

Insurance (4.6%)

560,863	Allianz SE ADR	11,655
116,020	Allstate Corp.	11,105
246,880	Arthur J. Gallagher & Co.	18,272
207,860	Chubb Ltd.	25,964
96,148	Marsh & McLennan Companies, Inc.	8,148
336,059	MetLife, Inc.	13,842
361,430	Progressive Corp.	25,192
64,098	Travelers Companies, Inc.	8,021
		122,199

REITS (2.4%)

66,285	Boston Properties, Inc.	8,005
262,350	Duke Realty Corp.	7,233
117,250	Equity Residential	7,616
317,489	Iron Mountain, Inc.	9,718
34,052	Public Storage	6,997
44,310	Simon Property Group, Inc.	8,132
245,377	Welltower, Inc.	16,212
		63,913

Savings & Loans (0.3%)

493,760 People's United Financial, Inc.	7,732
Total Financial	467,129

Industrial (12.0%)

Aerospace/Defense (4.3%)

77,255	Boeing Co.	27,415
40,061	General Dynamics Corp.	6,914
97,742	Lockheed Martin Corp.	28,722
105,497	Raytheon Co.	18,466
259,516	United Technologies Corp.	32,234
		113,751

Building Materials (0.5%)

446,217 Johnson Controls International plc	14,266

Electrical Components & Equipment (0.5%)

183,783 Emerson Electric Co.	12,475

Electronics (0.4%)

74,431 Honeywell International, Inc.	10,779

Environmental Control (1.4%)

335,342	Republic Services, Inc.	24,372
138,212	Waste Management, Inc.	12,366
		36,738

Hand/Machine Tools (0.5%)

113,300 Stanley Black & Decker, Inc.	13,202

Machinery-Diversified (0.4%)

79,641 Deere & Co.	10,787

Miscellaneous Manufacturers (2.1%)

75,616 3M Co.	14,387

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

446,618	Eaton Corp. plc	$32,009
56,200	Parker-Hannifin Corp.	8,521
		54,917

Packaging & Containers (0.6%)

206,317	Bemis Co., Inc.	9,443
86,525	Packaging Corp. of America	7,944
		17,387

Transportation (1.3%)

175,240	CSX Corp.	12,067
208,533	United Parcel Service, Inc. "B"	22,217
		34,284
	Total Industrial	318,586

Technology (11.4%)

Computers (2.9%)

143,561	Apple, Inc.	31,420
1,324,700	HP, Inc.	31,978
282,135	Western Digital Corp.	12,152
		75,550

Semiconductors (5.1%)

150,732	Analog Devices, Inc.	12,618
64,068	Broadcom, Inc.	14,318
933,445	Cypress Semiconductor Corp.	12,079
481,749	Intel Corp.	22,584
443,956	Maxim Integrated Products, Inc.	22,207
81,685	Microchip Technology, Inc.(b)	5,373
116,178	QUALCOMM, Inc.	7,306
326,335	Texas Instruments, Inc.	30,294
110,800	Xilinx, Inc.	9,459
		136,238

Software (3.4%)

563,832	Microsoft Corp.	60,223
369,908	Oracle Corp.	18,066
167,257	Paychex, Inc.	10,954
		89,243
	Total Technology	301,031

Utilities (10.0%)

Electric (9.7%)

146,225	Alliant Energy Corp.	6,285
317,489	Ameren Corp.	20,503
167,257	American Electric Power Co., Inc.	12,270
125,192	Black Hills Corp.(b)	7,449
185,285	CMS Energy Corp.	9,175
170,262	Dominion Energy, Inc.	12,160
301,502	Duke Energy Corp.	24,913
101,500	Edison International	7,043
191,795	Entergy Corp.	16,101
130,701	Evergy, Inc.	7,318
183,282	Eversource Energy	11,594
369,905	Exelon Corp.	16,206
312,481	FirstEnergy Corp.	11,649
146,874	NextEra Energy, Inc.	25,336
101,155	Pinnacle West Capital Corp.	8,320
736,341	PPL Corp.	22,385
141,460	Sempra Energy	15,578

5| USAA Income Stock Fund

		Market
Number		Value
of Shares	Security	(000)

173,767	Southern Co.	$7,825
229,854	WEC Energy Group, Inc.	15,722
		257,832

Gas (0.3%)

301,965	NiSource, Inc.			7,658
	Total Utilities			265,490
	Total Common Stocks (cost: $2,007,659)			2,580,303
	Total Equity Securities (cost: $2,007,659)			2,580,303

Principal
Amount		Coupon
(000)		Rate	Maturity

	MONEY MARKET INSTRUMENTS (2.4%)
	COMMERCIAL PAPER (2.0%)
$3,261	Autozone, Inc.(c)	2.38%	11/07/2018	3,260
8,000	Cabot Corp.(c)	2.44	11/06/2018	7,997
4,719	Cabot Corp.(c)	2.41	11/13/2018	4,715
6,388	City of Garland(c)	2.40	11/01/2018	6,388
3,425	Dominion Resources(c)	2.40	11/01/2018	3,425
6,265	EI Dupont(c)	2.45	11/05/2018	6,263
1,109	Eversource Energy(c)	2.35	11/09/2018	1,108
1,323	Fortive Corporation(c)	2.40	11/06/2018	1,323
9,000	Puget Sound Energy Capital Trust	2.42	11/08/2018	8,996
6,023	Southern Co. Gas Capital(c)	2.40	11/02/2018	6,023
3,000	Spectra Energy Partners(c)	2.52	11/13/2018	2,997
	Total Commercial Paper (cost: $52,495)			52,495

Number
of Shares

	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)
9,864,604	State Street Institutional Treasury Money Market Fund Premier Class, 2.09%(d)
	(cost: $9,865)			9,865
	Total Money Market Instruments (cost: $62,360)			62,360
	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
	FROM SECURITIES LOANED (0.7%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.7%)
4,260,013	HSBC U.S. Government Money Market Fund Class I, 2.09%(d)			4,260
2,963,140	Invesco Government & Agency Portfolio Institutional Class, 2.08%(d)			2,963
11,951,191	Western Asset Institutional Government Reserves Institutional Class, 2.07%(d)			11,951
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $19,174)			19,174
	Total Investments (cost: $2,089,193)			$ 2,661,837

Portfolio of Investments | 6

($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 2,580,303	$—	$—	$ 2,580,303
Money Market Instruments:
Commercial Paper	—	52,495	—	52,495
Government & U.S. Treasury Money Market
Funds	9,865	—	—	9,865
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	19,174	—	—	19,174
Total	$2,609,342	$52,495	$—	$2,661,837

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the BICs classifications, which may differ from the Fund's compliance classification.

For the period of August 1, 2018, through October 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

7| USAA Income Stock Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Income Stock Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

Notes to Portfolio of Investments | 8

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with

9| USAA Income Stock Fund

valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or

Notes to Portfolio of Investments | 10

re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$18,541,000	$—	$19,174,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,644,528,000 at October 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 7.2% of net assets at October 31, 2018.

E.Upcoming Regulatory Matters

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

F. Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

G. Subsequent Event

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Fund's respective investment objectives and principal investment strategies.

11 | USAA Income Stock Fund

CATEGORIES AND DEFINITIONS

Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, was out on loan as of October 31, 2018.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(d)Rate represents the money market fund annualized seven-day yield at October 31, 2018.

Notes to Portfolio of Investments | 12

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA INTERMEDIATE-TERM BOND FUND

OCTOBER 31, 2018

(Form N-Q)

48445-1218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Intermediate-Term Bond Fund

October 31, 2018 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (96.8%)

ASSET-BACKED SECURITIES (1.4%)

Asset Backed Securities (1.4%)

Automobile ABS (0.2%)

$2,855	Avis Budget Rental Car Funding
	AESOP, LLC(a)	3.75%	7/20/2020 $	2,858
1,000	Hertz Vehicle Financing II, LP(a)	2.65	7/25/2022	971
4,333	Hertz Vehicle Financing II, LP(a)	3.29	10/25/2023	4,220
286	Tesla Auto Lease Trust(a)	2.75	2/20/2020	285
				8,334

Credit Card ABS (0.1%)

2,833 Synchrony Credit Card Master Note Trust	3.87	5/15/2026	2,823

Other ABS (1.0%)

5,000	Element Rail Leasing I, LLC(a)	3.67	4/19/2044	4,971
15,000	Hawaii Dept. of Business Economic Dev. &
	Tourism	3.24	1/01/2031	14,494
5,875	NP SPE II, LLC	4.22	10/21/2047	5,798
2,537	Sapphire Aviation Finance I Ltd.(a)	4.25	3/15/2040	2,542
2,393	SCF Equipment Leasing, LLC(a)	3.41	12/20/2023	2,376
914	Trinity Rail Leasing, LP (INS - AMBAC
	Assurance Corp.)(a)	5.27	8/14/2027	916
2,176	Trinity Rail Leasing, LP(a)	5.90	5/14/2036	2,234
3,333	TRIP Rail Master Funding, LLC(a)	3.74	8/15/2047	3,278
				36,609

Student Loan ABS (0.1%)

2,094	SLM Student Loan Trust (3 mo. LIBOR +
	0.22%)	2.71(b)	1/25/2041	1,967
2,500	SLM Student Loan Trust (1 mo. LIBOR +
	1.00%)	3.28(b)	4/27/2043	2,404
798	SLM Student Loan Trust (3 mo. LIBOR +
	0.55%)	3.04(b)	10/25/2065	764
				5,135
	Total Asset Backed Securities			52,901
	Total Asset-Backed Securities (cost: $53,596)			52,901
	BANK LOANS (1.1%)(c)
	Communications (0.1%)
	Media (0.1%)
2,424	CSC Holdings, LLC (1 mo. LIBOR +
	2.25%)	4.53	7/17/2025	2,422
990	E.W. Scripps Co. (1 mo. LIBOR + 2.00%)	4.30	10/02/2024	990
	Total Communications			3,412

1| USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Consumer, Cyclical (0.5%)

Distribution/Wholesale (0.0%)

$ 500 HD Supply, Inc. (1 mo. LIBOR + 1.75%)4.03% 10/17/2023 $ 500

Food Service (0.1%)

2,644 Aramark Services, Inc. (1 mo. LIBOR +
1.75%)	4.05	3/11/2025	2,648

Retail (0.4%)

1,000	Academy, Ltd. (1 mo. LIBOR + 4.00%) (d)	—(e)	7/01/2022	749
2,712	Academy, Ltd. (1 mo. LIBOR + 4.00%)	6.26	7/01/2022	2,032
1,277	Academy, Ltd. (1 mo. LIBOR + 4.00%)	6.27	7/01/2022	957
3,500	Bass Pro Group, LLC (3 mo. LIBOR +
	5.00%) (d)	—(e)	9/25/2024	3,496
500	Burlington Coat Factory Warehouse Corp.
	(3 mo. LIBOR + 2.00%) (d)	—(e)	11/17/2024	501
962	J.C. Penney Co., Inc. (3 mo. LIBOR +
	4.25%)	6.57	6/23/2023	866
4,000	Sally Holdings, LLC	4.50	7/05/2024	3,825
1,918	Serta Simmons Bedding, LLC (1 mo.
	LIBOR + 3.50%)	5.77	11/08/2023	1,734
539	Serta Simmons Bedding, LLC (1 mo.
	LIBOR + 3.50%)	5.78	11/08/2023	487
				14,647
	Total Consumer, Cyclical			17,795

Consumer, Non-cyclical (0.3%)

Food (0.3%)

5,536	Albertson's, LLC (3 mo. LIBOR + 3.00%)	5.31	6/22/2023	5,521
5,000	Albertson's, LLC (3 mo. LIBOR +
	3.00%) (d)	5.31	10/29/2025	4,968
1,258	JBS USA, LLC (3 mo. LIBOR + 2.50%)	4.84	10/30/2022	1,260
219	JBS USA, LLC (3 mo. LIBOR + 2.50%)	4.89	10/30/2022	220
				11,969

Pharmaceuticals (0.0%)

988 Endo Luxembourg Finance Co. I S.a r.l. (1
mo. LIBOR + 4.25%)	6.56	4/29/2024	993
Total Consumer, Non-cyclical			12,962

Financial (0.0%)

Real Estate (0.0%)

500 Forest City Enterprises, L.P. (3 mo. LIBOR
+ 4.00%) (d)	—(e)	10/24/2025	503

Industrial (0.1%)

Packaging & Containers (0.1%)

2,713 Klockner-Pentaplast of America, Inc. (1
mo. LIBOR + 4.25%)	6.55	6/30/2022	2,619

Technology (0.1%)

Software (0.1%)

4,500 Solera, LLC (1 mo. LIBOR + 2.75%)	5.05	3/03/2023	4,502
Total Bank Loans (cost: $42,452)			41,793

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

COLLATERALIZED LOAN OBLIGATIONS (1.5%)

Asset Backed Securities (1.5%)

$5,000	Annisa Ltd. (3 mo. LIBOR + 1.65%)(a)	4.10%(b)	7/20/2031 $	5,006
3,500	CIFC Funding Ltd. (3 mo. LIBOR +
	1.70%)(a)	4.17(b)	4/23/2029	3,503
4,000	Dryden Senior Loan Fund (3 mo. LIBOR +
	2.00%)(a)	4.47(b)	7/20/2029	4,023
5,000	Dryden Senior Loan Fund (3 mo. LIBOR +
	1.55%)(a)	3.99(b)	7/15/2030	5,006
3,240	Magnetite XII Ltd. (3 mo. LIBOR +
	1.60%)(a)	4.04(b)	10/15/2031	3,244
4,000	Neuberger Berman Loan Advisers 29 Ltd.
	(3 mo. LIBOR + 1.70%)(a)	4.14(b)	10/19/2031	4,005
5,000	Neuberger Berman Loan Advisers 29
	Ltd. (a)	4.60	10/19/2031	4,930
10,000	Oaktree EIF Ltd. (3 mo. LIBOR + 2.00%)(a)	4.47(b)	10/20/2027	10,003
5,000	Race Point Ltd. (3 mo. LIBOR + 1.65%)(a)	4.14(b)	7/25/2031	5,006
2,000	Stewart Park Ltd. (3 mo. LIBOR +
	1.25%)(a)	3.69(b)	1/15/2030	2,008
2,500	TIAA I Ltd. (3 mo. LIBOR + 1.75%)(a)	4.22(b)	7/20/2031	2,503
2,500	TIAA I Ltd. (a)	4.59	7/20/2031	2,464
3,000	Voya Ltd. (3 mo. LIBOR + 1.60%)(a)	4.05(b)	4/17/2030	3,003
2,500	Voya Ltd. (3 mo. LIBOR + 1.65%)(a)	4.17(b)	10/15/2031	2,499
	Total Asset Backed Securities			57,203
	Total Collateralized Loan Obligations (cost: $57,237)			57,203

COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

Mortgage Securities (0.1%)

1,830 Structured Asset Mortgage Investments
Trust (1 mo. LIBOR + 0.50%) (cost:
$1,830)	2.78(b)	7/19/2035	1,719

COMMERCIAL MORTGAGE SECURITIES (2.2%)

Mortgage Securities (2.2%)

Commercial MBS (2.2%)

1,386	Bear Stearns Commercial Mortgage
	Securities Trust	5.21(f)	2/11/2041	1,379
2,125	Caesars Palace Las Vegas Trust (a)	4.14	10/15/2034	2,124
7,000	CFCRE Commercial Mortgage Trust (a)	5.76(f)	12/15/2047	7,305
1,377	Commercial Mortgage Trust	5.67(f)	7/10/2038	1,378
39	Commercial Mortgage Trust	5.38	12/10/2046	39
3,000	Commercial Mortgage Trust	4.29(f)	7/10/2050	3,012
1,950	DB-UBS Mortgage Trust (a)	5.34(f)	8/10/2044	2,008
116	GMAC Commercial Mortgage Securities,
	Inc.	4.81	5/10/2043	117
3,000	GS Mortgage Securities Trust (a)	4.95	1/10/2045	3,115
601	J.P.Morgan Chase Commercial Mortgage
	Securities Trust	4.99(f)	9/12/2037	610
4,000	J.P.Morgan Chase Commercial Mortgage
	Securities Trust (a)	5.64(f)	11/15/2043	4,084
1,405	J.P.Morgan Chase Commercial Mortgage
	Securities Trust	6.05(f)	4/17/2045	1,030
8,449	J.P.Morgan Chase Commercial Mortgage
	Securities Trust	3.51	5/15/2045	8,428
22,159	J.P.Morgan Chase Commercial Mortgage
	Securities Trust (g),(h)	1.78(f)	10/15/2045	1,192
6,100	J.P.Morgan Chase Commercial Mortgage
	Securities Trust (a)	5.41(f)	8/15/2046	6,348
2,344	J.P.Morgan Chase Commercial Mortgage
	Securities Trust	5.37	5/15/2047	2,350

3| USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$23,560	Morgan Stanley Bank of America Merrill
	Lynch Trust (a),(g),(h)	1.63%(f)	11/15/2045 $	1,197
5,000	Morgan Stanley Bank of America Merrill
	Lynch Trust	3.74	8/15/2047	5,001
25,850	UBS Commercial Mortgage Trust (a),(g),(h)	2.07(f)	5/10/2045	1,475
9,726	UBS Commercial Mortgage Trust	3.40	5/10/2045	9,697
4,756	UBS-Citigroup Commercial Mortgage
	Trust (a)	5.15	1/10/2045	4,946
3,000	Wells Fargo Commercial Mortgage Trust (a)	5.28(f)	11/15/2043	3,081
2,000	Wells Fargo Commercial Mortgage Trust	4.49(f)	9/15/2057	2,024
6,000	WF-RBS Commercial Mortgage Trust (a)	5.17(f)	2/15/2044	6,135
63,938	WF-RBS Commercial Mortgage
	Trust (a),(g),(h)	1.57(f)	12/15/2045	3,298
	Total Mortgage Securities			81,373
	Total Commercial Mortgage Securities (cost: $78,756)			81,373

CORPORATE OBLIGATIONS (56.6%)

Basic Materials (1.7%)

Chemicals (1.0%)

7,500	CF Industries, Inc. (a)	4.50	12/01/2026	7,374
5,000	Chevron Phillips Chemical Co., LLC /
	Chevron Phillips Chemical Co., LP (a)	3.40	12/01/2026	4,795
3,500	H.B. Fuller Co.	4.00	2/15/2027	3,036
3,850	LYB International Finance II B.V.	3.50	3/02/2027	3,521
5,000	Mosaic Co.	4.05	11/15/2027	4,754
2,900	Sherwin-Williams Co.	3.45	6/01/2027	2,686
10,000	Westlake Chemical Corp.	3.60	8/15/2026	9,281
				35,447

Forest Products & Paper (0.4%)

3,000	Georgia-Pacific, LLC	7.25	6/01/2028	3,714
5,000	International Paper Co.	3.80	1/15/2026	4,837
7,500	International Paper Co.	3.00	2/15/2027	6,764
				15,315

Iron/Steel (0.3%)

5,000	Allegheny Technologies, Inc.	5.95	1/15/2021	5,037
3,000	Allegheny Technologies, Inc.	7.88	8/15/2023	3,176
2,000	Carpenter Technology Corp.	5.20	7/15/2021	2,033
				10,246

Mining (0.0%)

1,000 Alcoa Nederland Holding Co. (a)	6.75	9/30/2024	1,055
Total Basic Materials			62,063

Communications (2.9%)

Media (1.1%)

20,000	Charter Communications Operating, LLC /
	Charter Communications Operating
	Capital	4.91	7/23/2025	20,113
5,714	Comcast Corp.	3.55	5/01/2028	5,402
5,000	Comcast Corp. (i)	4.25	10/15/2030	4,938
2,000	CSC Holdings, LLC (a)	5.50	4/15/2027	1,925
5,000	Discovery Communications, LLC	3.95	3/20/2028	4,664
5,000	NBCUniversal Enterprise, Inc. (a)	1.97	4/15/2019	4,980
				42,022

Telecommunications (1.8%)

10,000	AT&T, Inc.	4.50	5/15/2035	9,047
2,000	AT&T, Inc.	5.25	3/01/2037	1,915
2,000	CenturyLink, Inc.	6.45	6/15/2021	2,053

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$5,000	Cisco Systems, Inc.	2.60%	2/28/2023 $	4,837
3,000	Frontier Communications Corp. (j)	6.25	9/15/2021	2,630
5,000	Motorola Solutions, Inc.	4.60	2/23/2028	4,829
6,000	Qwest Corp.	6.75	12/01/2021	6,277
4,500	Sprint Spectrum Co., LLC / Sprint
	Spectrum Co. II, LLC / Sprint Spectrum
	Co. III, LLC (a)	3.36	3/20/2023	4,466
10,000	Sprint Spectrum Co., LLC / Sprint
	Spectrum Co. II, LLC / Sprint Spectrum
	Co. III, LLC (a)	5.15	9/20/2029	10,025
1,000	T-Mobile USA, Inc.	4.75	2/01/2028	926
20,000	Verizon Communications, Inc.	4.50	8/10/2033	19,489
				66,494
	Total Communications			108,516

Consumer, Cyclical (3.9%)

Airlines (1.3%)

182	America West Airlines, Inc. Pass-Through
	Trust (INS - AMBAC Assurance Corp.)	7.93	7/02/2020	184
7,498	American Airlines, Inc. Pass-Through Trust	4.00	1/15/2027	7,477
1,946	American Airlines, Inc. Pass-Through Trust	3.60	4/15/2031	1,856
206	Continental Airlines, Inc. Pass-Through
	Trust	6.55	8/02/2020	207
241	Continental Airlines, Inc. Pass-Through
	Trust (INS - AMBAC Assurance Corp.)	6.24	9/15/2021	246
8,022	Continental Airlines, Inc. Pass-Through
	Trust	4.15	10/11/2025	8,080
7,489	Hawaiian Airlines, Inc. Pass-Through Trust	3.90	7/15/2027	7,354
5,030	United Airlines, Inc. Pass-Through Trust	4.63	3/03/2024	5,049
4,012	United Airlines, Inc. Pass-Through Trust	4.30	2/15/2027	4,082
361	US Airways Group, Inc. Pass-Through
	Trust (INS - MBIA Insurance Corp.)	7.08	9/20/2022	383
2,579	US Airways Group, Inc. Pass-Through
	Trust	6.25	10/22/2024	2,758
1,671	US Airways Group, Inc. Pass-Through
	Trust	7.13	4/22/2025	1,829
7,437	US Airways Group, Inc. Pass-Through
	Trust	3.95	5/15/2027	7,389
				46,894

Auto Manufacturers (0.5%)

10,000	Ford Motor Co.	4.35	12/08/2026	9,084
10,000	General Motors Financial Co., Inc.	4.35	1/17/2027	9,304
				18,388

Distribution/Wholesale (0.1%)

5,000 Ferguson Finance plc (a),(i)	4.50	10/24/2028	4,926

Entertainment (0.1%)

5,110 Scientific Games International, Inc.	10.00	12/01/2022	5,359

Home Builders (0.5%)

2,000	Beazer Homes USA, Inc.	8.75	3/15/2022	2,020
2,000	D.R. Horton, Inc.	5.75	8/15/2023	2,113
1,000	KB Home	7.63	5/15/2023	1,058
5,000	Lennar Corp.	4.50	11/15/2019	5,031
2,000	Lennar Corp.	4.13	1/15/2022	1,960
5,000	Toll Brothers Finance Corp.	4.88	3/15/2027	4,625
				16,807

Housewares (0.2%)

7,500 Newell Brands, Inc.	3.85	4/01/2023	7,276

5| USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Lodging (0.2%)

$2,000	Hilton Worldwide Finance, LLC / Hilton
	Worldwide Finance Corp.	4.88%	4/01/2027 $	1,917
3,500	MGM Resorts International	8.63	2/01/2019	3,544
2,000	MGM Resorts International	5.75	6/15/2025	1,955
2,000	Wynn Las Vegas, LLC / Wynn Las Vegas
	Capital Corp. (a)	5.25	5/15/2027	1,813
				9,229

Retail (1.0%)

10,302	Advance Auto Parts, Inc.	4.50	12/01/2023	10,497
10,000	AutoZone, Inc.	3.75	6/01/2027	9,466
5,000	J.C. Penney Corp., Inc. (j)	5.65	6/01/2020	4,375
2,000	Penske Automotive Group, Inc.	3.75	8/15/2020	1,985
10,000	Walgreens Boots Alliance, Inc.	3.80	11/18/2024	9,775
				36,098
	Total Consumer, Cyclical			144,977

Consumer, Non-cyclical (6.1%)

Agriculture (0.1%)

5,000 Bunge Ltd. Finance Corp.	3.25	8/15/2026	4,488

Beverages (0.1%)

3,571	Keurig Dr Pepper, Inc. (a)	4.60	5/25/2028	3,526
2,333	Keurig Dr Pepper, Inc. (a)	4.99	5/25/2038	2,256
				5,782

Biotechnology (0.3%)

5,000	Baxalta, Inc.	4.00	6/23/2025	4,880
7,000	Celgene Corp.	3.90	2/20/2028	6,585
				11,465

Commercial Services (1.3%)

1,000	Avis Budget Car Rental, LLC / Avis Budget
	Finance, Inc. (a)	5.13	6/01/2022	1,026
5,000	Bon Secours Charity Health System, Inc.	5.25	11/01/2025	4,913
3,000	Boston Medical Center Corp.	3.91	7/01/2028	2,847
15,155	Eastern Maine Healthcare Systems	3.71	7/01/2026	14,010
5,000	Eastern Maine Healthcare Systems	5.02	7/01/2036	4,762
5,000	ERAC USA Finance, LLC (a)	3.30	10/15/2022	4,895
3,000	Rensselaer Polytechnic Institute	5.60	9/01/2020	3,100
10,000	S&P Global, Inc.	4.00	6/15/2025	9,982
1,667	United Rentals North America, Inc. (d),(i)	6.50	12/15/2026	1,689
				47,224

Food (1.4%)

2,000	Albertson's Cos., LLC / Safeway, Inc. /
	New Albertson's, LP / Albertson's, LLC	5.75	3/15/2025	1,770
10,000	Flowers Foods, Inc.	3.50	10/01/2026	9,325
10,333	General Mills, Inc.	4.55	4/17/2038	9,516
10,000	J.M. Smucker Co.	4.25	3/15/2035	9,151
11,799	Kraft Heinz Foods Co. (a)	4.88	2/15/2025	11,980
10,000	Kraft Heinz Foods Co.	3.00	6/01/2026	8,939
1,042	McCormick & Co., Inc.	3.40	8/15/2027	981
				51,662

Healthcare-Products (0.4%)

10,000	Becton Dickinson & Co.	3.70	6/06/2027	9,407
5,000	Mallinckrodt International Finance S.A. (j)	4.75	4/15/2023	4,125
2,000	Teleflex, Inc.	4.88	6/01/2026	1,960
				15,492

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Healthcare-Services (1.2%)

$5,000	Baylor Scott & White Holdings	2.65%	11/15/2026 $	4,462
4,302	DaVita, Inc.	5.00	5/01/2025	4,082
5,000	Halfmoon Parent, Inc. (a),(k)	4.38	10/15/2028	4,900
5,000	HCA, Inc. (i)	5.38	9/01/2026	4,975
10,000	HCA, Inc.	4.50	2/15/2027	9,737
545	Orlando Health Obligated Group	3.78	10/01/2028	530
6,595	Premier Health Partners	2.91	11/15/2026	5,929
4,000	SSM Health Care Corp.	3.82	6/01/2027	3,918
5,000	UnitedHealth Group, Inc.	3.10	3/15/2026	4,741
1,445	Vanderbilt University Medical Center	4.17	7/01/2037	1,354
				44,628

Pharmaceuticals (1.3%)

3,000	AbbVie, Inc. (i)	4.25	11/14/2028	2,898
5,000	Allergan Funding SCS	3.80	3/15/2025	4,825
5,000	CVS Health Corp.	4.88	7/20/2035	4,855
8,163	CVS Pass-Through Trust (a)	5.93	1/10/2034	8,697
7,000	Elanco Animal Health, Inc. (a),(i)	4.90	8/28/2028	6,928
3,500	Mead Johnson Nutrition Co.	4.13	11/15/2025	3,508
5,000	Mylan N.V.	3.75	12/15/2020	5,002
8,000	Mylan N.V.	3.95	6/15/2026	7,353
2,778	Mylan, Inc. (a)	4.55	4/15/2028	2,575
				46,641
	Total Consumer, Non-cyclical			227,382

Energy (8.1%)

Oil & Gas (2.1%)

1,113	Chesapeake Energy Corp. (a)	8.00	12/15/2022	1,165
10,000	Chevron Corp.	2.95	5/16/2026	9,424
10,000	ConocoPhillips Co.	4.95	3/15/2026	10,625
1,964	Continental Resources, Inc.	5.00	9/15/2022	1,985
4,000	Devon Energy Corp.	5.85	12/15/2025	4,258
1,000	EQT Corp.	8.13	6/01/2019	1,028
3,000	EQT Corp.	4.88	11/15/2021	3,073
4,000	Hilcorp Energy I, LP / Hilcorp Finance
	Co. (a),(i)	6.25	11/01/2028	3,855
5,000	Marathon Petroleum Corp.	4.75	9/15/2044	4,604
596	Motiva Enterprises, LLC (a)	5.75	1/15/2020	608
7,000	Murphy Oil Corp.	5.75	8/15/2025	6,980
10,000	Nabors Industries, Inc.	4.63	9/15/2021	9,674
1,000	Noble Holding International Ltd. (j)	4.90	8/01/2020	995
900	QEP Resources, Inc.	6.80	3/01/2020	932
5,000	QEP Resources, Inc.	6.88	3/01/2021	5,225
5,000	Southwestern Energy Co.	4.10	3/15/2022	4,950
2,000	Southwestern Energy Co.	6.20	1/23/2025	1,953
1,000	Transocean Guardian Ltd. (a),(i)	5.88	1/15/2024	994
667	Transocean Pontus Ltd. (a),(i)	6.13	8/01/2025	664
5,000	Transocean, Inc. (a),(i)	7.25	11/01/2025	4,875
				77,867

Oil & Gas Services (0.1%)

2,000	SESI, LLC	7.13	12/15/2021	1,990
3,180	Weatherford International, Ltd.	5.13	9/15/2020	2,799
				4,789

Pipelines (5.9%)

6,000	Andeavor Logistics, LP / Tesoro Logistics
	Finance Corp.	4.25	12/01/2027	5,721
15,000	Boardwalk Pipelines, LP	4.95	12/15/2024	15,160
10,000	Buckeye Partners, LP	2.65	11/15/2018	9,998
10,000	Buckeye Partners, LP	4.35	10/15/2024	9,827

7| USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$10,000	Columbia Pipeline Group, Inc.	4.50%	6/01/2025 $	10,063
3,000	DCP Midstream Operating, LP	4.95	4/01/2022	3,023
4,000	DCP Midstream Operating, LP	3.88	3/15/2023	3,860
5,000	DCP Midstream Operating, LP (3 mo.
	LIBOR + 3.85%) (a)	5.85(l)	5/21/2043	4,500
9,306	Enable Oklahoma Intrastate
	Transmission, LLC (a)	6.25	3/15/2020	9,579
19,000	Enbridge Energy Partners, LP (3 mo.
	LIBOR + 3.80%)	6.19(b)	10/01/2077	18,907
1,000	Energy Transfer Operating, LP	9.70	3/15/2019	1,024
5,000	Energy Transfer Operating, LP (3 mo.
	LIBOR + 3.02%)	5.56(b)	11/01/2066	4,250
5,000	Energy Transfer Partners, LP / Regency
	Energy Finance Corp.	5.88	3/01/2022	5,268
6,000	EnLink Midstream Partners, LP	4.15	6/01/2025	5,585
5,000	EQM Midstream Partners, LP	4.00	8/01/2024	4,814
9,000	EQM Midstream Partners, LP	4.13	12/01/2026	8,245
5,000	EQM Midstream Partners, LP (i)	5.50	7/15/2028	4,998
2,000	Florida Gas Transmission Co., LLC (a)	7.90	5/15/2019	2,051
3,000	Florida Gas Transmission Co., LLC (a)	5.45	7/15/2020	3,086
2,000	Kinder Morgan Energy Partners, LP	6.50	4/01/2020	2,084
1,000	Kinder Morgan, Inc.	6.50	9/15/2020	1,051
6,000	Kinder Morgan, Inc. (a)	5.00	2/15/2021	6,162
7,500	MPLX, LP	4.00	2/15/2025	7,334
1,000	NGPL PipeCo, LLC (a)	4.88	8/15/2027	966
6,066	Northwest Pipeline, LLC	4.00	4/01/2027	5,793
5,000	NuStar Logistics, LP	4.80	9/01/2020	5,000
3,000	NuStar Logistics, LP	4.75	2/01/2022	2,974
2,000	ONEOK Partners, LP	8.63	3/01/2019	2,036
5,000	ONEOK Partners, LP	4.90	3/15/2025	5,127
3,000	ONEOK, Inc.	4.25	2/01/2022	3,022
5,000	ONEOK, Inc.	4.55	7/15/2028	4,903
5,000	Phillips 66 Partners, LP	3.55	10/01/2026	4,678
5,000	Plains All American Pipeline, LP / PAA
	Finance Corp.	3.85	10/15/2023	4,866
10,000	Sabal Trail Transmission, LLC (a)	4.68	5/01/2038	9,709
6,000	Sabine Pass Liquefaction, LLC	5.63	2/01/2021	6,211
5,000	Spectra Energy Partners, LP	3.38	10/15/2026	4,645
5,000	Western Gas Partners, LP	5.38	6/01/2021	5,159
6,250	Western Gas Partners, LP	4.65	7/01/2026	6,097
				217,776
	Total Energy			300,432

Financial (22.7%)

Banks (8.3%)

10,000	Associated Banc-Corp.	4.25	1/15/2025	9,859
10,000	Bank of America Corp.	4.20	8/26/2024	9,928
10,000	Bank of America Corp. (3 mo. LIBOR +
	1.51%)	3.71(l)	4/24/2028	9,500
10,000	Bank OZK (3 mo. LIBOR + 4.43%) (j)	5.50(l)	7/01/2026	10,141
5,000	BankUnited, Inc.	4.88	11/17/2025	5,058
5,000	Capital One Financial Corp.	2.50	5/12/2020	4,931
10,000	Capital One Financial Corp.	3.75	3/09/2027	9,272
5,000	CIT Group, Inc.	5.25	3/07/2025	5,044
15,000	Citigroup, Inc.	4.40	6/10/2025	14,868
5,000	Citigroup, Inc. (3 mo. LIBOR + 1.39%)	3.67(l)	7/24/2028	4,692
15,000	Citizens Financial Group, Inc. (a)	4.15	9/28/2022	14,906
5,500	Citizens Financial Group, Inc.	3.75	7/01/2024	5,249
4,750	CoBiz Financial, Inc. (3 mo. LIBOR +
	3.17%)	5.63(l)	6/25/2030	4,973
2,000	Cullen/Frost Bankers, Inc.	4.50	3/17/2027	1,955
5,000	Discover Bank (5 Yr. Semi-Annual Swap +
	1.73%) (i)	4.68(l)	8/09/2028	4,947

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$10,000	Eagle Bancorp, Inc. (3 mo. LIBOR +
	3.85%)	5.00%(l)	8/01/2026 $	10,015
10,000	Fifth Third Bank	3.85	3/15/2026	9,711
5,000	First Financial Bancorp	5.13	8/25/2025	4,986
1,000	First Maryland Capital I (3 mo. LIBOR +
	1.00%)	3.44(b)	1/15/2027	925
5,000	First Midwest Bancorp, Inc.	5.88	9/29/2026	5,140
5,000	FirstMerit Bank, N.A.	4.27	11/25/2026	4,897
10,000	Fulton Financial Corp.	4.50	11/15/2024	9,969
5,000	Hilltop Holdings, Inc.	5.00	4/15/2025	4,869
10,000	Huntington Bancshares, Inc.	3.15	3/14/2021	9,892
10,000	Huntington BancShares, Inc.	4.35	2/04/2023	9,990
5,000	J.P.Morgan Chase & Co.	2.95	10/01/2026	4,586
2,000	J.P.Morgan Chase & Co. (3 mo. LIBOR +
	0.95%) (j)	3.34(b)	9/30/2034	1,775
10,000	J.P.Morgan Chase & Co. (3 mo. LIBOR +
	0.95%) (j)	3.51(b)	1/15/2087	8,737
10,000	KeyBank, N.A.	3.40	5/20/2026	9,407
750	KeyCorp Capital II	6.88	3/17/2029	845
5,000	LegacyTexas Financial Group, Inc. (3 mo.
	LIBOR + 3.89%)	5.50(l)	12/01/2025	5,026
16,000	Manufacturers & Traders Trust Co. (3 mo.
	LIBOR + 0.64%)	2.96(b)	12/01/2021	15,929
1,000	Manufacturers & Traders Trust Co.	3.40	8/17/2027	955
4,417	MB Financial Bank, N.A. (3 mo. LIBOR +
	1.87%)	4.00(l)	12/01/2027	4,344
5,000	MUFG Americas Holdings Corp.	3.50	6/18/2022	4,963
10,000	People's United Bank, N.A.	4.00	7/15/2024	9,850
12,818	Santander Holdings USA, Inc.	4.40	7/13/2027	11,984
10,000	State Street Corp. (3 mo. LIBOR + 1.00%)	3.33(b)	6/01/2077	8,807
5,000	Sterling National Bank (3 mo. LIBOR +
	3.94%)	5.25(l)	4/01/2026	5,058
5,000	SunTrust Capital I (3 mo. LIBOR + 0.67%)	2.98(b)	5/15/2027	4,612
5,000	TCF National Bank	4.60	2/27/2025	4,667
4,643	TowneBank (3 mo. LIBOR + 2.55%)	4.50(l)	7/30/2027	4,586
5,000	Webster Financial Corp.	4.38	2/15/2024	4,968
5,000	Wells Fargo & Co.	3.00	10/23/2026	4,578
3,500	Wintrust Financial Corp.	5.00	6/13/2024	3,427
				304,821

Diversified Financial Services (1.0%)

10,000	Air Lease Corp.	3.00	9/15/2023	9,429
10,000	Cullen/Frost Capital Trust II (3 mo. LIBOR
	+ 1.55%)	3.87(b)	3/01/2034	9,121
4,548	Grain Spectrum Funding II, LLC (a)	3.29	10/10/2034	4,530
7,000	ILFC E-Capital Trust I (Highest of 3 mo.
	LIBOR/10 Year CMT/30 Year CMT +
	1.55%) (a)	4.78(b)	12/21/2065	6,213
2,000	ILFC E-Capital Trust II (Highest of 3 mo.
	LIBOR/10 Year CMT/30 Year CMT +
	1.80%) (a)	5.03(b)	12/21/2065	1,790

422Keenan Dev. Association of Tennessee, LLC (INS - XL Capital

Assurance)(a)	5.02	7/15/2028	423
7,141 Synchrony Financial (i)	3.95	12/01/2027	6,307
			37,813

Insurance (6.8%)

5,000	Alleghany Corp.	5.63	9/15/2020	5,184
5,000	Allied World Assurance Co. Holdings Ltd.	4.35	10/29/2025	4,846
15,000	Allstate Corp. (3 mo. LIBOR + 2.94%)	5.75(l)	8/15/2053	15,189
5,000	American Equity Investment Life Holding
	Co.	5.00	6/15/2027	4,836

9| USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$2,000	American International Group, Inc. (3 mo.
	LIBOR + 4.20%)	8.18%(l)	5/15/2068 $	2,460
7,500	AmTrust Financial Services, Inc.	6.13	8/15/2023	7,046
2,500	Assurant, Inc.	4.90	3/27/2028	2,485
1,535	Assured Guaranty U.S. Holdings, Inc.	7.00	6/01/2034	1,741
3,000	Athene Global Funding (a)	3.00	7/01/2022	2,905
8,000	Athene Holding Ltd.	4.13	1/12/2028	7,350
7,250	AXA Equitable Holdings, Inc. (a)	4.35	4/20/2028	6,941
10,000	Genworth Holdings, Inc. (3 mo. LIBOR +
	2.00%)	4.32(b)	11/15/2036	6,175
2,000	Global Atlantic Financial Co. (a)	8.63	4/15/2021	2,200
7,000	Hanover Insurance Group, Inc.	4.50	4/15/2026	6,921
14,000	Hartford Financial Services Group, Inc. (3
	mo. LIBOR + 2.13%) (a)	4.44(b)	2/12/2047	12,915
15,000	Kemper Corp.	4.35	2/15/2025	14,716
13,018	Lincoln National Corp. (3 mo. LIBOR +
	2.36%)	4.67(b)	5/17/2066	11,944
5,000	Loews Corp.	3.75	4/01/2026	4,917
4,000	Markel Corp.	3.63	3/30/2023	3,915
12,350	Mercury General Corp.	4.40	3/15/2027	11,702
8,000	MetLife, Inc.	6.40	12/15/2036	8,316
5,000	MetLife, Inc. (a)	9.25	4/08/2038	6,650
20,235	Nationwide Mutual Insurance Co. (3 mo.
	LIBOR + 2.29%) (a)	4.62(b)	12/15/2024	20,235
8,000	Navigators Group, Inc.	5.75	10/15/2023	8,305
1,000	Ohio National Financial Services, Inc. (a)	6.38	4/30/2020	1,039
2,000	Ohio National Financial Services, Inc. (a)	6.63	5/01/2031	2,327
15,000	Oil Insurance Ltd. (3 mo. LIBOR +
	2.98%) (a)	5.38(b)	—(m)	14,625
7,000	Old Republic International Corp.	3.88	8/26/2026	6,635
10,025	OneBeacon U.S. Holdings, Inc.	4.60	11/09/2022	10,069
5,000	Primerica, Inc.	4.75	7/15/2022	5,149
3,000	Principal Financial Global Funding, LLC (3
	mo. LIBOR + 0.52%)	2.93(b)	1/10/2031	2,722
10,000	ProAssurance Corp.	5.30	11/15/2023	10,471
10,000	Prudential Financial, Inc. (3 mo. LIBOR +
	4.18%)	5.88(l)	9/15/2042	10,417
5,000	RLI Corp.	4.88	9/15/2023	5,010
3,830	Torchmark Corp. (i)	4.55	9/15/2028	3,822
				252,180

Investment Companies (0.9%)

10,000	Ares Capital Corp.	4.88	11/30/2018	10,014
5,000	Ares Capital Corp.	3.50	2/10/2023	4,771
10,000	FS Investment Corp.	4.00	7/15/2019	10,021
5,000	Main Street Capital Corp.	4.50	12/01/2019	5,001
5,000	Main Street Capital Corp.	4.50	12/01/2022	4,970
				34,777

REITS (4.4%)

10,000	Alexandria Real Estate Equities, Inc.	4.70	7/01/2030	10,009
5,000	American Tower Corp.	3.45	9/15/2021	4,968
5,550	AvalonBay Communities, Inc.	2.85	3/15/2023	5,367
2,000	Boston Properties, LP	5.88	10/15/2019	2,040
5,000	Boston Properties, LP	3.85	2/01/2023	5,001
5,000	CBL & Associates, LP (j)	5.25	12/01/2023	4,212
16,204	CC Holdings GS V, LLC / Crown Castle GS
	III Corp.	3.85	4/15/2023	16,050
7,500	Columbia Property Trust Operating
	Partnership, LP	3.65	8/15/2026	6,922
9,000	ERP Operating, LP	2.85	11/01/2026	8,270
3,000	Federal Realty Investment Trust	3.00	8/01/2022	2,928
10,000	Federal Realty Investment Trust	2.75	6/01/2023	9,534
741	Federal Realty Investment Trust	3.25	7/15/2027	691

Portfolio of Investments | 10

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$5,000	Hospitality Properties Trust	4.95%	2/15/2027 $	4,844
2,000	Hospitality Properties Trust	4.38	2/15/2030	1,823
5,000	Hudson Pacific Properties, LP	3.95	11/01/2027	4,629
4,901	MPT Operating Partnership, LP / MPT
	Finance Corp.	5.25	8/01/2026	4,754
5,000	National Retail Properties, Inc.	4.00	11/15/2025	4,886
2,000	Nationwide Health Properties, Inc. (Put
	Date 10/01/2027) (n)	6.90	10/01/2037	2,387
10,000	Omega Healthcare Investors, Inc.	4.95	4/01/2024	10,078
7,500	Physicians Realty, LP	4.30	3/15/2027	7,140
2,000	Realty Income Corp.	5.75	1/15/2021	2,086
6,000	Realty Income Corp.	3.00	1/15/2027	5,509
4,000	Sabra Health Care, LP	5.13	8/15/2026	3,836
4,000	Sabra Health Care, LP / Sabra Capital
	Corp.	5.50	2/01/2021	4,055
2,000	Sabra Health Care, LP / Sabra Capital
	Corp.	5.38	6/01/2023	2,000
2,000	Senior Housing Properties Trust	6.75	12/15/2021	2,119
4,444	SL Green Operating Partnership, LP	3.25	10/15/2022	4,289
5,000	Spirit Realty, LP	4.45	9/15/2026	4,748
2,750	Starwood Property Trust, Inc. (a)	3.63	2/01/2021	2,678
2,000	Starwood Property Trust, Inc.	5.00	12/15/2021	1,995
5,000	Washington REIT	3.95	10/15/2022	4,967
3,000	Welltower, Inc.	6.13	4/15/2020	3,109
2,000	Welltower, Inc.	4.95	1/15/2021	2,046
3,000	Welltower, Inc.	4.25	4/15/2028	2,933
				162,903

Savings & Loans (1.3%)

10,000	Banc of California, Inc.	5.25	4/15/2025	9,989
10,000	First Niagara Financial Group, Inc.	7.25	12/15/2021	10,906
10,000	People's United Financial, Inc.	3.65	12/06/2022	9,883
5,000	Sterling Bancorp.	3.50	6/08/2020	4,970
10,000	TIAA FSB Holdings, Inc.	5.75	7/02/2025	10,443
				46,191
	Total Financial			838,685

Industrial (4.5%)

Aerospace/Defense (1.2%)

10,000	Arconic, Inc.	5.40	4/15/2021	10,137
15,000	Lockheed Martin Corp.	3.60	3/01/2035	13,579
5,000	Northrop Grumman Corp.	3.25	1/15/2028	4,628
5,000	Spirit AeroSystems, Inc.	3.85	6/15/2026	4,734
5,000	United Technologies Corp.	3.10	6/01/2022	4,907
3,500	United Technologies Corp. (i)	3.95	8/16/2025	3,471
1,364	United Technologies Corp. (i)	4.45	11/16/2038	1,324
				42,780

Building Materials (0.2%)

3,000	CRH America, Inc.	5.75	1/15/2021	3,128
5,000	Martin Marietta Materials, Inc.	4.25	7/02/2024	5,004
				8,132

Electrical Components & Equipment (0.1%)

5,000 Molex Electronic Technologies, LLC (a)	3.90	4/15/2025	4,880

Electronics (0.2%)

5,000	Jabil, Inc.	3.95	1/12/2028	4,591
2,604	Keysight Technologies, Inc.	4.60	4/06/2027	2,590
				7,181

11 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Hand/Machine Tools (0.2%)

$6,000 Stanley Black & Decker, Inc. (3 mo. LIBOR
+ 4.30%)	5.75%(l)	12/15/2053 $	6,020

Machinery-Diversified (0.8%)

10,000	CNH Industrial Capital, LLC	3.38	7/15/2019	9,994
10,000	Wabtec Corp.	3.45	11/15/2026	9,072
9,091	Wabtec Corp. (k)	4.70	9/15/2028	8,806
				27,872

Metal Fabrication/Hardware (0.3%)

2,000	Timken Co. (i)	4.50	12/15/2028	1,950
10,000	Worthington Industries, Inc. (j)	4.55	4/15/2026	9,883
				11,833

Packaging & Containers (0.3%)

5,000	Crown Americas, LLC / Crown Americas
	Capital Corp. VI (a),(j)	4.75	2/01/2026	4,731
5,153	Sealed Air Corp. (a)	6.88	7/15/2033	5,334
				10,065

Transportation (0.7%)

10,000	BNSF Funding Trust I (3 mo. LIBOR +
	2.35%)	6.61(l)	12/15/2055	10,950
10,000	FedEx Corp.	3.90	2/01/2035	9,098
1,000	Polar Tankers, Inc. (a)	5.95	5/10/2037	1,118
5,000	Ryder System, Inc.	3.45	11/15/2021	4,967
				26,133

Trucking & Leasing (0.5%)

20,000 Penske Truck Leasing Co., LP / PTL
Finance Corp. (a)	4.25	1/17/2023	20,129
Total Industrial			165,025

Technology (1.1%)

Computers (0.3%)

7,500	Dell International, LLC / EMC Corp. (a)	4.42	6/15/2021	7,567
2,500	Dell International, LLC / EMC Corp. (a)	5.88	6/15/2021	2,541
				10,108

Semiconductors (0.5%)

5,000	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.63	1/15/2024	4,794
10,000	QUALCOMM, Inc.	3.45	5/20/2025	9,599
3,000	QUALCOMM, Inc.	3.25	5/20/2027	2,777
				17,170

Software (0.3%)

7,500	Activision Blizzard, Inc.	3.40	9/15/2026	7,053
5,000	VMware, Inc.	3.90	8/21/2027	4,579
				11,632
	Total Technology			38,910

Utilities (5.6%)

Electric (4.7%)

2,000	Ameren Illinois Co.	9.75	11/15/2018	2,005
3,000	Black Hills Corp.	5.88	7/15/2020	3,109
5,000	Black Hills Corp.	3.95	1/15/2026	4,872

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$4,736	Bruce Mansfield Unit Pass-Through
	Trust (g),(o)	6.85%	6/01/2034 $	3,502
15,000	Cleco Corporate Holdings, LLC	3.74	5/01/2026	13,999
5,000	Cleveland Electric Illuminating Co. (a),(d)	4.55	11/15/2030	5,010
3,000	CMS Energy Corp.	5.05	3/15/2022	3,120
5,000	Consumers Energy Co.	2.85	5/15/2022	4,905
6,050	Dominion Energy, Inc. (3 mo. LIBOR +
	2.83%)	5.22(b)	6/30/2066	5,899
495	DPL, Inc.	6.75	10/01/2019	509
10,000	Duke Energy Carolinas, LLC	2.50	3/15/2023	9,590
5,000	Duke Energy Indiana, LLC	3.75	5/15/2046	4,435
3,500	Duquesne Light Holdings, Inc. (a)	5.90	12/01/2021	3,674
13,000	Duquesne Light Holdings, Inc. (a)	3.62	8/01/2027	12,064
10,000	Entergy Texas, Inc.	2.55	6/01/2021	9,714
3,500	FirstEnergy Corp.	3.90	7/15/2027	3,348
5,000	Georgia Power Co.	3.25	4/01/2026	4,702
4,667	IPALCO Enterprises, Inc.	3.70	9/01/2024	4,510
3,750	ITC Holdings Corp.	3.35	11/15/2027	3,507
2,000	Metropolitan Edison Co.	7.70	1/15/2019	2,019
3,000	N.V. Energy, Inc.	6.25	11/15/2020	3,161
2,000	Oglethorpe Power Corp.	6.10	3/15/2019	2,023
5,000	Oncor Electric Delivery Co., LLC	3.75	4/01/2045	4,546
5,000	Pacific Gas & Electric Co.	2.95	3/01/2026	4,444
15,000	PPL Capital Funding, Inc. (3 mo. LIBOR +
	2.67%)	5.05(b)	3/30/2067	14,625
2,000	Sempra Energy	9.80	2/15/2019	2,038
6,900	Southern California Edison Co. (3 mo.
	LIBOR + 4.20%)	6.25(l)	—(m)	7,124
10,000	Southern Co.	3.25	7/01/2026	9,299
5,000	System Energy Resources, Inc.	4.10	4/01/2023	5,015
4,000	Texas-New Mexico Power Co. (a)	9.50	4/01/2019	4,103
4,500	WEC Energy Group, Inc. (3 mo. LIBOR +
	2.11%)	4.43(b)	5/15/2067	4,167
10,000	Xcel Energy, Inc.	3.30	6/01/2025	9,614
				174,652

Gas (0.6%)

1,000	Atmos Energy Corp.	8.50	3/15/2019	1,021
10,000	National Fuel Gas Co.	3.75	3/01/2023	9,741
1,000	National Fuel Gas Co.	7.38	6/13/2025	1,130
4,000	National Fuel Gas Co.	3.95	9/15/2027	3,667
6,120	Spire, Inc.	3.54	2/27/2024	5,907
				21,466

Water (0.3%)

10,000 Aquarion Co. (a)	4.00	8/15/2024	9,952
Total Utilities			206,070
Total Corporate Obligations (cost: $2,120,906)			2,092,060

EURODOLLAR AND YANKEE OBLIGATIONS (20.9%)

Basic Materials (3.4%)

Chemicals (1.0%)

10,000	Braskem Finance Ltd.	6.45	2/03/2024	10,530
3,000	Incitec Pivot Finance, LLC (a)	6.00	12/10/2019	3,074
10,000	Nutrien Ltd.	3.00	4/01/2025	9,205
7,230	Yara International ASA (a)	3.80	6/06/2026	6,784
7,773	Yara International ASA (a)	4.75	6/01/2028	7,710
				37,303

Iron/Steel (0.5%)

2,000	ArcelorMittal	5.50	3/01/2021	2,071
4,000	ArcelorMittal	6.25	2/25/2022	4,258

13 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$5,000	Vale Overseas Ltd.	4.38%	1/11/2022 $	5,043
5,000	Vale Overseas Ltd.	6.25	8/10/2026	5,356
				16,728

Mining (1.9%)

5,000	Anglo American Capital plc (a)	4.13	4/15/2021	5,022
2,500	Anglo American Capital plc (a)	3.75	4/10/2022	2,470
3,333	Anglo American Capital plc (a)	4.00	9/11/2027	3,040
5,000	First Quantum Minerals Ltd. (a)	6.88	3/01/2026	4,344
12,000	Fresnillo plc (a),(j)	5.50	11/13/2023	12,468
15,000	Glencore Funding, LLC (a)	4.00	3/27/2027	13,817
10,000	Goldcorp, Inc.	3.70	3/15/2023	9,801
10,000	Kinross Gold Corp.	5.95	3/15/2024	10,275
2,000	Kinross Gold Corp. (i)	4.50	7/15/2027	1,795
3,000	Southern Copper Corp.	3.88	4/23/2025	2,888
5,000	Teck Resources Ltd.	3.75	2/01/2023	4,825
				70,745
	Total Basic Materials			124,776

Communications (0.5%)

Media (0.1%)

4,622 Pearson Funding Four plc (a)	3.75	5/08/2022	4,487

Telecommunications (0.4%)

10,000	Deutsche Telekom International Finance
	B.V. (a)	4.38	6/21/2028	9,803
3,333	Vodafone Group plc	5.00	5/30/2038	3,146
				12,949
	Total Communications			17,436

Consumer, Cyclical (1.7%)

Airlines (1.5%)

5,000	Air Canada Pass-Through Trust (a)	5.00	3/15/2020	5,038
3,271	Air Canada Pass-Through Trust (a)	5.38	11/15/2022	3,341
7,779	Air Canada Pass-Through Trust (a)	3.88	9/15/2024	7,633
7,854	Air Canada Pass-Through Trust (a)	4.13	11/15/2026	7,928
5,421	Air Canada Pass-Through Trust (a)	3.75	6/15/2029	5,299
11,930	British Airways Pass-Through Trust (a)	4.63	12/20/2025	12,202
2,924	Latam Airlines Pass-Through Trust	4.20	8/15/2029	2,832
769	Virgin Australia Pass-Through Trust (a)	6.00	4/23/2022	779
10,000	WestJet Airlines Ltd. (a)	3.50	6/16/2021	9,846
				54,898

Leisure Time (0.1%)

5,000 Silversea Cruise Finance Ltd. (a)	7.25	2/01/2025	5,412

Retail (0.1%)

3,334 Alimentation Couche-Tard, Inc. (a)	3.55	7/26/2027	3,088
Total Consumer, Cyclical			63,398

Consumer, Non-cyclical (2.5%)

Agriculture (0.8%)

2,000	BAT Capital Corp. (a)	4.39	8/15/2037	1,778
10,000	BAT International Finance plc (a)	3.25	6/07/2022	9,789
10,000	Imperial Brands Finance plc (a)	4.25	7/21/2025	9,844
8,000	Viterra, Inc. (a)	5.95	8/01/2020	8,275
				29,686

Beverages (0.8%)

10,000 Anheuser-Busch InBev Finance, Inc.	3.65	2/01/2026	9,521

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$6,500	Anheuser-Busch InBev Worldwide, Inc.	4.38%	4/15/2038 $	5,927
6,400	Bacardi Ltd. (a)	2.75	7/15/2026	5,484
10,000	Becle S.A.B de C.V. (a)	3.75	5/13/2025	9,539
				30,471

Commercial Services (0.2%)

5,000 Ashtead Capital, Inc. (a),(i)	5.25	8/01/2026	4,933

Food (0.1%)

5,000 Smithfield Foods, Inc. (a)	4.25	2/01/2027	4,659

Pharmaceuticals (0.6%)

5,405	Bayer U.S. Finance II, LLC (a),(i)	2.85	4/15/2025	4,868
5,000	Bayer U.S. Finance II, LLC (a)	4.63	6/25/2038	4,650
15,000	Teva Pharmaceutical Finance Netherlands
	III B.V.	3.15	10/01/2026	12,245
500	Teva Pharmaceutical Finance Netherlands
	III B.V. (j)	6.75	3/01/2028	512
				22,275
	Total Consumer, Non-cyclical			92,024

Diversified (0.4%)

Holding Companies-Diversified (0.4%)

7,500	CK Hutchison International Ltd. (a)	2.75	10/03/2026	6,736
5,000	CK Hutchison International Ltd. (a)	3.50	4/05/2027	4,734
2,000	Hutchison Whampoa International 11
	Ltd. (a)	4.63	1/13/2022	2,052
	Total Diversified			13,522

Energy (1.8%)

Oil & Gas (1.2%)

2,750	Aker BP ASA (a)	6.00	7/01/2022	2,817
10,000	BP Capital Markets plc	3.02	1/16/2027	9,276
4,500	Canadian Natural Resources Ltd.	3.85	6/01/2027	4,272
3,000	Eni SpA (a),(i)	4.75	9/12/2028	2,859
2,940	Hunt Oil Co. of Peru, LLC Sucursal Del
	Peru (a)	6.38	6/01/2028	2,990
1,000	Husky Energy, Inc.	7.25	12/15/2019	1,041
5,000	Petroleos Mexicanos	4.50	1/23/2026	4,451
10,000	Petroleos Mexicanos	6.50	3/13/2027	9,705
5,000	Total Capital S.A. (j)	3.88	10/11/2028	5,023
2,000	Woodside Finance Ltd. (a)	4.60	5/10/2021	2,028
				44,462

Pipelines (0.6%)

5,000	APT Pipelines Ltd. (a)	4.20	3/23/2025	4,892
2,000	TransCanada PipeLines Ltd.	7.13	1/15/2019	2,015
10,000	TransCanada PipeLines Ltd.	4.75	5/15/2038	9,656
6,860	TransCanada PipeLines Ltd. (3 mo. LIBOR
	+ 2.21%)	4.52(b)	5/15/2067	6,248
				22,811
	Total Energy			67,273

Financial (6.9%)

Banks (5.3%)

10,000	ABN AMRO Bank N.V. (a)	4.75	7/28/2025	9,949
10,000	ABN AMRO Bank N.V. (a)	4.80	4/18/2026	9,968
10,000	Australia & New Zealand Banking
	Group Ltd. (a)	4.40	5/19/2026	9,733

15 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$3,750	Bank of Montreal (5 Yr. Semi-Annual Swap
	+ 1.43%)	3.80%(l)	12/15/2032 $	3,442
2,450	Barclays Bank plc (6 mo. LIBOR + 0.25%)	2.75(b)	—(m)	1,960
6,200	Barclays plc	4.84	5/09/2028	5,729
15,000	BNP Paribas S.A. (a)	4.38	5/12/2026	14,437
5,000	BPCE S.A. (a),(k)	4.63	9/12/2028	4,858
10,000	Cooperatieve Rabobank U.A.	3.88	2/08/2022	10,058
8,451	Cooperatieve Rabobank U.A.	3.95	11/09/2022	8,379
2,222	Credit Suisse Group AG (3 mo. LIBOR +
	1.41%) (a)	3.87(l)	1/12/2029	2,066
10,000	Credit Suisse Group Funding
	Guernsey Ltd.	4.55	4/17/2026	9,933
10,000	HSBC Bank plc (6 mo. LIBOR + 0.25%)	2.81(b)	—(m)	7,562
10,000	HSBC Holdings plc	3.90	5/25/2026	9,617
5,900	ING Groep N.V.	3.95	3/29/2027	5,601
5,000	ING Groep N.V. (i)	4.55	10/02/2028	4,922
5,000	Lloyds Banking Group plc (i)	4.55	8/16/2028	4,836
5,000	Lloyds Banking Group plc (3 mo. LIBOR +
	1.21%)	3.57(l)	11/07/2028	4,503
10,000	Nordea Bank Abp (a)	4.25	9/21/2022	9,997
4,000	Royal Bank of Scotland Group plc (3 mo.
	LIBOR + 2.32%) (j)	4.71(b)	—(m)	3,750
10,000	Royal Bank of Scotland Group plc	6.13	12/15/2022	10,351
5,000	Royal Bank of Scotland Group plc (3 mo.
	LIBOR + 1.91%) (i)	5.08(l)	1/27/2030	4,907
15,000	Santander UK plc (a)	5.00	11/07/2023	15,057
7,500	Standard Chartered plc (3 mo. LIBOR +
	1.97%) (a)	4.87(l)	3/15/2033	7,183
7,500	Swedbank AB (a)	2.65	3/10/2021	7,355
10,000	Westpac Banking Corp. (5 Yr. Semi-Annual
	Swap + 2.24%)	4.32(l)	11/23/2031	9,536
				195,689

Diversified Financial Services (0.1%)

3,000	AerCap Ireland Capital DAC / AerCap
	Global Aviation Trust	4.63	7/01/2022	3,042
109	Ahold Lease USA, Inc. Pass-Through Trust	7.82	1/02/2020	110
				3,152

Insurance (0.9%)

20,056	QBE Capital Funding III Ltd. (10 yr.
	Semi-Annual Swap + 4.05%) (a)	7.25(l)	5/24/2041	21,334
5,000	XLIT Ltd. (3 mo. LIBOR + 2.46%) (j)	4.89(b)	—(m)	4,913
10,000	XLIT Ltd.	4.45	3/31/2025	9,866
				36,113

REITS (0.3%)

10,750 WEA Finance, LLC / Westfield UK &
Europe Finance plc (a)	3.75	9/17/2024	10,533

Savings & Loans (0.3%)

2,850	Nationwide Building Society (3 mo. LIBOR
	+ 1.39%) (a),(i)	4.36(l)	8/01/2024	2,830
10,000	Nationwide Building Society (a)	4.00	9/14/2026	9,245
				12,075
	Total Financial			257,562

Industrial (2.5%)

Aerospace/Defense (0.3%)

10,000 BAE Systems Holdings, Inc. (a)	3.85	12/15/2025	9,709

Portfolio of Investments | 16

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Building Materials (0.1%)

$1,154	Boral Finance Proprietary Ltd. (a)	3.75%	5/01/2028	$1,068
1,000	Votorantim Cimentos S.A.	7.25	4/05/2041	1,030
				2,098

Electronics (0.0%)

1,200 Tyco Electronics Group S.A.	3.13	8/15/2027	1,102

Engineering & Construction (0.6%)

10,000	Heathrow Funding Ltd. (a)	4.88	7/15/2023	10,358
10,000	Sydney Airport Finance Co.
	Proprietary Ltd. (a)	3.90	3/22/2023	9,950
2,000	Sydney Airport Finance Co.
	Proprietary Ltd.	3.63	4/28/2026	1,905
				22,213

Machinery-Diversified (0.1%)

5,000 CNH Industrial N.V.	3.85	11/15/2027	4,622

Miscellaneous Manufacturers (0.5%)

20,000 Siemens Financieringsmatschappij N.V. (a)	3.25	5/27/2025	19,202

Packaging & Containers (0.5%)

5,000	Amcor Finance USA, Inc. (a)	3.63	4/28/2026	4,689
1,000	Ardagh Packaging Finance plc / Ardagh
	Holdings USA, Inc. (a)	4.25	9/15/2022	973
5,500	Brambles USA, Inc. (a)	4.13	10/23/2025	5,420
7,500	CCL Industries, Inc. (a)	3.25	10/01/2026	6,821
				17,903

Transportation (0.3%)

8,000	Canadian National Railway Co.	2.75	3/01/2026	7,479
4,261	Pacific National Finance Proprietary Ltd. (a)	4.63	9/23/2020	4,304
				11,783

Trucking & Leasing (0.1%)

2,898 DAE Funding, LLC (a)	4.50	8/01/2022	2,833
Total Industrial			91,465

Utilities (1.2%)

Electric (1.2%)

5,000	Comision Federal de Electricidad (a)	4.75	2/23/2027	4,741
6,000	EDP Finance B.V. (a)	4.13	1/15/2020	6,034
10,000	Electricite de France S.A. (10 yr.
	Semi-Annual Swap + 3.71%) (a)	5.25(l)	—(m)	9,725
5,000	Emera U.S. Finance, LP	3.55	6/15/2026	4,642
5,000	Enel Finance International N.V. (a)	3.63	5/25/2027	4,349
10,000	Fortis, Inc.	3.06	10/04/2026	9,056
5,000	Infraestructura Energetica Nova S.A.B. de
	C.V. (a)	3.75	1/14/2028	4,438
3,500	Transelec S.A. (a)	3.88	1/12/2029	3,204
	Total Utilities			46,189
	Total Eurodollar and Yankee Obligations (cost: $791,350)			773,645

FOREIGN GOVERNMENT OBLIGATIONS (0.4%)

5,000	Italy Government International Bond	5.38	6/15/2033	5,066
CAD15,000	Province of Alberta	2.55	12/15/2022	11,288
	Total Foreign Government Obligations (cost: $20,615)			16,354

17 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL OBLIGATIONS (4.2%)

California (0.3%)

$3,000	Long Beach Unified School District	5.91%	8/01/2025 $	3,325
3,000	Los Alamitos Unified School District	6.19	2/01/2026	3,442
5,000	San Jose Redev. Agency Successor
	Agency	3.23	8/01/2027	4,792
				11,559

Colorado (0.0%)

1,000 State Board of Governors Univ. Enterprise
System	4.90	3/01/2021	1,039

Connecticut (0.2%)

1,250	City of New Haven	4.43	8/01/2028	1,262
2,200	State	3.69	9/15/2024	2,194
3,000	State Dev. Auth.	5.50	4/01/2021	3,207
				6,663

Florida (0.5%)

5,000	Miami-Dade County School Board (INS -
	Assured Guaranty Municipal Corp.)	5.38	5/01/2031	5,315
3,300	Miami-Dade County Transit System	4.59	7/01/2021	3,349
4,000	Palm Beach County School District	5.40	8/01/2025	4,358
2,000	State Department of Environmental
	Protection	5.76	7/01/2020	2,037
2,500	Tohopekaliga Water Auth. (PRE)	5.25	10/01/2036	2,713
				17,772

Illinois (0.5%)

4,975	Chicago Midway International Airport	5.00	1/01/2024	5,440
2,470	Chicago Midway International Airport	5.00	1/01/2025	2,698
1,500	Finance Auth.	5.45	8/01/2038	1,488
1,000	State	5.00	1/01/2019	1,004
5,000	State	5.00	8/01/2019	5,084
1,405	Will County	4.28	11/15/2018	1,406
				17,120

Maryland (0.4%)

3,000	Baltimore Board of School Commissioners	5.69	12/15/2025	3,392
2,295	EDC	4.05	6/01/2027	2,221
2,390	EDC	4.15	6/01/2028	2,292
2,490	EDC	4.25	6/01/2029	2,374
1,330	EDC	4.35	6/01/2030	1,260
1,385	EDC	4.40	6/01/2031	1,307
				12,846

New Jersey (0.9%)

2,525	City of Atlantic	4.23	9/01/2025	2,514
2,410	City of Atlantic	4.29	9/01/2026	2,397
10,000	EDA	4.45	6/15/2020	10,139
10,000	EDA	5.25	9/01/2026	10,459
2,500	EDA	5.71	6/15/2030	2,731
3,000	Transportation Trust Fund Auth.	5.75	12/15/2028	3,280
				31,520

New York (0.7%)

5,000	City of New York	6.27	12/01/2037	6,220
3,000	MTA	5.20	11/15/2018	3,002
5,000	MTA	6.73	11/15/2030	6,108
2,500	New York City Transitional Finance Auth.	5.00	2/01/2035	2,636
3,805	State Mortgage Agency	4.20	10/01/2027	3,846

Portfolio of Investments | 18

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$110	Town of Oyster Bay	3.55%	2/01/2019 $	110
1,825	Town of Oyster Bay	3.80	2/01/2020	1,821
1,500	Town of Oyster Bay	3.95	2/01/2021	1,494
				25,237

North Carolina (0.1%)

3,000 City of Kannapolis	7.28	3/01/2027	3,138

Ohio (0.1%)

3,000 Miami University	6.67	9/01/2028	3,556

Oklahoma (0.1%)

5,250 Dev. Finance Auth.	5.45	8/15/2028	5,433

Pennsylvania (0.0%)

1,000 Economic Dev. Finance Auth.	3.20	11/15/2027	939

Texas (0.3%)

3,430	City of Austin CCD	6.76	8/01/2030	4,085
4,350	Ector County Hospital District	6.80	9/15/2025	4,409
4,300	Harris County	4.45	11/15/2031	4,087
				12,581

Washington (0.1%)

100	American Eagle Northwest, LLC(a)	4.97	12/15/2018	100
5,000	State (PRE)	5.25	2/01/2036	5,344
				5,444
	Total Municipal Obligations (cost: $147,706)			154,847

PREFERRED BONDS (0.1%)

Financial (0.1%)

Insurance (0.1%)

3,000	Catlin Insurance Co. Ltd. (3 mo. LIBOR +
	2.98%) (a) (cost: $3,000)	5.42(b)	—(m)	2,955
	U.S. GOVERNMENT AGENCY ISSUES(p) (3.3%)
	Commercial MBS (3.1%)
135,226	Fannie Mae (+)(h)	0.56(f)	4/25/2022	2,109
3,500	Fannie Mae (+)	2.78(f)	2/25/2027	3,294
2,500	Fannie Mae (+)	2.96(f)	2/25/2027	2,366
3,553	Fannie Mae (+)	3.04(f)	3/25/2028	3,357
67,298	Freddie Mac (+)(h)	0.86(f)	10/25/2022	1,909
68,167	Freddie Mac (+)(h)	1.26(f)	8/25/2022	2,683
38,458	Freddie Mac (+)(h)	1.31(f)	12/25/2021	1,283
20,785	Freddie Mac (+)(h)	1.63(f)	3/25/2022	953
20,000	Freddie Mac (+)	2.65	8/25/2026	18,722
15,000	Freddie Mac (+)	2.67	3/25/2026	14,174
10,000	Freddie Mac (+)	2.81	1/25/2025	9,647
12,000	Freddie Mac (+)	2.85	3/25/2026	11,436
13,140	Freddie Mac (+)	3.00	12/25/2025	12,714
2,922	Freddie Mac (+)	3.30(f)	11/25/2027	2,832
10,000	Freddie Mac (+)	3.37	7/25/2025	9,850
5,000	Freddie Mac (+)	3.41	12/25/2026	4,901
5,000	Freddie Mac (+)	3.43(f)	1/25/2027	4,938
891	Freddie Mac (+)	3.46	11/25/2032	847
3,000	Freddie Mac (+)	3.65(f)	2/25/2028	2,982
3,000	FREMF Mortgage Trust(a)	3.49(f)	11/25/2023	2,883
				113,880
	FGLMC Collateral (0.0%)
87	Freddie Mac (+)	5.00	9/01/2020	88

19 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

	$76 Freddie Mac (+)	5.50%	4/01/2036 $	81
				169

FNMA Collateral (0.2%)

6,918 Fannie Mae (+)	2.50	7/01/2027	6,679
Total U.S. Government Agency Issues (cost: $126,447)			120,728

U.S. TREASURY SECURITIES (5.0%)

Bonds (2.4%)(q)

5,050	2.25%, 8/15/2046	4,003
50,000	2.50%, 2/15/2045	42,155
20,000	2.75%, 8/15/2042	17,893
5,000	2.75%, 11/15/2042	4,468
10,000	2.88%, 11/15/2046	9,047
10,000	3.50%, 2/15/2039	10,274
		87,840

Notes (2.6%)(q)

37,000	1.63%, 2/15/2026	33,479
10,000	2.25%, 11/15/2027	9,300
47,900	2.38%, 5/15/2027 (r)	45,219
10,000	2.75%, 2/15/2028	9,679
		97,677
	Total U.S. Treasury Securities (cost: $203,430)	185,517
	Total Bonds (cost: $3,647,325)	3,581,095

Number
of Shares

	EQUITY SECURITIES (1.5%)
	PREFERRED STOCKS (1.5%)
	Communications (0.2%)
	Telecommunications (0.2%)
2,000	Centaur Funding Corp., 9.08% (a)	2,160
200,000	Qwest Corp., 6.50%	4,461
	Total Communications	6,621
	Consumer, Non-cyclical (0.7%)
	Agriculture (0.3%)
400,000	CHS, Inc., 7.10%, (3 mo. LIBOR + 4.30%)(b),(m)	10,321
	Food (0.4%)
150,000	Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(a),(m)	15,112
	Total Consumer, Non-cyclical	25,433
	Financial (0.6%)
	Banks (0.2%)
87,500	Citigroup Capital XIII, 8.89%, (3 mo. LIBOR + 6.37%) (b)	2,325
50,000	HSBC Holdings plc, 6.20% (m)	1,291
5,000	U.S. Bancorp, 3.50%, (3 mo. LIBOR + 1.02%) (b),(m)	4,527
	Total Banks	8,143
	Insurance (0.2%)
2,000	American Overseas Group Ltd., non-cumulative, 6.12%, (3 mo. LIBOR +
	3.56%) (b),(g),(s),(t)	500

Portfolio of Investments | 20

		Market
Number		Value
of Shares	Security	(000)

369,987	Delphi Financial Group, Inc., cumulative redeemable, 5.50%, (3 mo. LIBOR +
	3.19%) (b)	$8,417
	Total Insurance	8,917

REITS (0.2%)

100,000 Equity Residential Properties Trust, 8.29%, Series K, depositary shares, cumulative
redeemable(m)	6,475
Total Financial	23,535

Government (0.0%)

Sovereign (0.0%)

2,000	CoBank ACB, 3.74%, (3 mo. LIBOR + 1.18%)(a),(b),(m)			1,310
	Total Preferred Stocks (cost: $57,106)			56,899
	Total Equity Securities (cost: $57,106)			56,899

Principal
Amount		Coupon
(000)		Rate	Maturity

	MONEY MARKET INSTRUMENTS (0.8%)
	COMMERCIAL PAPER (0.7%)
$6,015	Alabama Power Co. (a)	2.32%	11/02/2018	6,015
3,100	CNH Industrial Capital, LLC (a)	3.25	1/07/2019	3,084
3,330	Kentucky Utilities Co. (a)	2.43	11/07/2018	3,329
8,051	Nutrien Ltd. (a)	2.48	11/09/2018	8,046
3,214	Sherwin Williams Co. (a)	2.40	11/01/2018	3,214
	Total Commercial Paper (cost: $23,685)			23,688

Number
of Shares

	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
4,651,092	State Street Institutional Treasury Money Market Fund Premier Class, 2.09%(u)
	(cost: $4,651)			4,651
	Total Money Market Instruments (cost: $28,336)			28,339
	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
	FROM SECURITIES LOANED (0.7%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.7%)
5,481,138	Goldman Sachs Financial Square Government Fund Institutional Class, 2.09%(u)			5,481
1,604,124	HSBC U.S. Government Money Market Fund Class I, 2.09%(u)			1,604
18,657,721	Invesco Government & Agency Portfolio Institutional Class, 2.08%(u)			18,658
724,759	Western Asset Institutional Government Reserves Institutional Class, 2.07%(u)			725
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $26,468)			26,468
	Total Investments (cost: $3,759,235)			$ 3,692,801

21 | USAA Intermediate-Term Bond Fund

					Unrealized
					Appreciation/
Number of		Expiration	Notional	Contract	(Depreciation)
Contracts	Description	Date	Amount (000)	Value (000)	(000)

FUTURES (2.5%)

LONG FUTURES

Interest Rate Contracts

307	U.S. Treasury Bond	12/19/2018	USD	43,924	$42,404		$(1,520)
415	U.S. Treasury Note	12/19/2018	USD	49,721	49,152		(569)
	Total Long Futures
					$91,556		$(2,089)
	Total Futures
					$91,556		$(2,089)
($ in 000s)		VALUATION HIERARCHY

Assets		LEVEL 1		LEVEL 2	LEVEL 3		Total
Bonds:
Asset-Backed Securities			$—	$ 52,901		$—	$ 52,901
Bank Loans			—	41,793		—	41,793
Collateralized Loan Obligations			—	57,203		—	57,203
Collateralized Mortgage Obligations			—	1,719		—	1,719
Commercial Mortgage Securities			—	81,373		—	81,373
Corporate Obligations			—	2,092,060		—	2,092,060
Eurodollar and Yankee Obligations			—	773,645		—	773,645
Foreign Government Obligations			—	16,354		—	16,354
Municipal Obligations			—	154,847		—	154,847
Preferred Bonds			—	2,955		—	2,955
U.S. Government Agency Issues			—	120,728		—	120,728
U.S. Treasury Securities			185,517	—		—	185,517
Equity Securities:
Preferred Stocks			1,291	55,108	500		56,899
Money Market Instruments:
Commercial Paper			—	23,688		—	23,688
Government & U.S. Treasury Money Market
Funds			4,651	—		—	4,651
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds			26,468	—		—	26,468
Total		$217,927		$3,474,374	$500		$3,692,801
Liabilities		LEVEL 1		LEVEL 2	LEVEL 3		Total
Futures(1)			$ (2,089)	$—	$—		$ (2,089)

Total			$(2,089)	$—	$—		$(2,089)

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the BICs classifications, which may differ from the Fund's compliance classification.

For the period of August 1, 2018, through October 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 22

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Intermediate-Term Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

23 | USAA Intermediate-Term Bond Fund

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with

Notes to Portfolio of Investments | 24

valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or

25 | USAA Intermediate-Term Bond Fund

re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$25,555,000	$—	$26,468,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at October 31, 2018, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

Notes to Portfolio of Investments | 26

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $3,699,179,000 at October 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 23.9% of net assets at October 31, 2018.

G.Upcoming Regulatory Matters

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

H. Upcoming Accounting Pronouncements

In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

I. Subsequent Event

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Fund's respective investment objectives and principal investment strategies.

27 | USAA Intermediate-Term Bond Fund

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CAD	Canadian Dollar
CCD	Community College District

Notes to Portfolio of Investments | 28

CMT	Constant Maturity Treasury
EDA	Economic Development Authority
EDC	Economic Development Corp.
LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2018.

(c)Senior loans (loans) – are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at October 31, 2018. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(d)Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(e)The senior loan will settle after October 31, 2018, at which time the interest rate will be determined.

(f)Stated interest rates may change slightly over time as underlying mortgages paydown.

29 | USAA Intermediate-Term Bond Fund

(g)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(h)Security is interest only. Interest-only commercial mortgage-backed securities (CMBS IOs) represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

(i)The security, or a portion thereof, is segregated to cover the value of open futures contracts at October 31, 2018.

(j)The security, or a portion thereof, was out on loan as of October 31, 2018.

(k)At October 31, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(l)Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

(m)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(n)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(o)At October 31, 2018, the issuer was in default with respect to interest and/or principal payments.

(p)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

Notes to Portfolio of Investments | 30

(q)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(r)Securities with a value of $1,888,000 are segregated as collateral for initial margin requirements on open futures contracts.

(s)Security was fair valued at October 31, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $500,000, which represented less than 0.1% of the Fund's net assets.

(t)Security was classified as Level 3.

(u)Rate represents the money market fund annualized seven-day yield at October 31, 2018.

31 | USAA Intermediate-Term Bond Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA MONEY MARKET FUND

OCTOBER 31, 2018

(Form N-Q)

48447-1218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Money Market Fund

October 31, 2018 (unaudited)

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

COMMERCIAL PAPER (34.0%)

$24,000	American Honda Finance Corp.	2.39%	1/08/2019 $	23,892
173,000	Amphenol Corp.(a)	2.33	11/01/2018	173,000
14,000	AT&T, Inc.(a)	2.88	3/07/2019	13,859
37,471	AT&T, Inc.(a)	2.90	3/07/2019	37,091
18,750	AT&T, Inc.(a)	2.85	5/28/2019	18,441
17,800	AT&T, Inc.(a)	2.95	5/28/2019	17,497
20,000	Autozone, Inc.(a)	2.35	11/01/2018	20,000
25,000	Autozone, Inc.(a)	2.40	11/01/2018	25,000
25,000	Autozone, Inc.(a)	2.37	11/06/2018	24,992
30,000	Autozone, Inc.(a)	2.45	11/13/2018	29,975
50,000	Bayerische Landesbank	2.50	1/07/2019	49,767
25,000	Bayerische Landesbank	2.60	1/11/2019	24,872
11,000	Coca-Cola Company(a)	2.29	12/17/2018	10,968
25,000	Coca-Cola Company(a)	2.35	1/14/2019	24,879
18,245	Coca-Cola Company(a)	2.30	1/18/2019	18,154
40,000	Crown Point Capital Co.(a)	2.40	1/15/2019	39,800
80,000	Crown Point Capital Co.(a)	2.63	4/01/2019	79,117
40,000	Duke Energy Corp.(a)	2.40	11/07/2018	39,984
13,000	Ei Du Pont De Nemours(a)	2.42	12/03/2018	12,972
20,000	Ei Du Pont De Nemours(a)	2.48	12/11/2018	19,945
25,000	Ei Du Pont De Nemours(a)	2.50	12/18/2018	24,918
25,000	Ei Du Pont De Nemours(a)	2.48	12/21/2018	24,914
18,000	Gotham Funding Corp.(a)	2.49	1/10/2019	17,913
20,000	Hannover Funding Co., LLC(a)	2.50	11/07/2018	19,992
27,150	Hyundai Capital America(a)	2.41	11/15/2018	27,125
25,000	Hyundai Capital America(a)	2.55	1/02/2019	24,890
30,000	Hyundai Capital America(a)	2.60	1/03/2019	29,864
25,000	Hyundai Capital America(a)	2.57	1/09/2019	24,877
40,000	Landesbank Baden-Wurttemberg	2.33	12/10/2018	39,899
50,000	Landesbank Baden-Wurttemberg	2.48	1/03/2019	49,783
26,300	Landesbank Baden-Wurttemberg	2.60	1/10/2019	26,167
26,000	Landesbank Baden-Wurttemberg	2.55	1/11/2019	25,869
28,900	LMA Americas, LLC(a)	2.35	11/13/2018	28,877
40,000	LMA Americas, LLC(a)	2.49	2/01/2019	39,745
30,000	LMA Americas, LLC(a)	2.49	2/05/2019	29,801
25,000	LMA Americas, LLC(a)	2.90	7/17/2019	24,480
25,000	LyondellBasell Investment, LLC(a)	2.29	11/08/2018	24,989
18,160	Manhattan Asset Funding Co.(a)	2.52	1/10/2019	18,071
16,000	Nutrien Ltd.(a)	2.42	11/01/2018	16,000
19,000	Nutrien Ltd.(a)	2.38	11/05/2018	18,995
25,000	Nutrien Ltd.(a)	2.60	12/19/2018	24,913
13,500	Nutrien Ltd.(a)	2.70	12/27/2018	13,443
30,000	Nutrien Ltd.(a)	2.67	1/04/2019	29,858
40,000	Old Line Funding, LLC(a)	2.40	1/14/2019	39,803
34,000	Old Line Funding, LLC(a)	2.74	4/25/2019	33,547
5,003	Ridgefield Funding Co., LLC(a)	2.45	1/07/2019	4,980
50,000	Ridgefield Funding Co., LLC(a)	2.45	1/11/2019	49,758
25,000	Sheffield Receivable Co., LLC(a)	2.32	12/06/2018	24,944
25,000	Sheffield Receivable Co., LLC(a)	2.31	12/20/2018	24,921
25,000	Sheffield Receivable Co., LLC(a)	2.60	2/05/2019	24,827
25,000	Sheffield Receivable Co., LLC(a)	2.45	3/01/2019	24,796

1| USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$40,000	Societe Generale(a)	2.50%	3/19/2019 $	39,617
40,000	Societe Generale(a)	2.51	4/01/2019	39,579
	Total Commercial Paper (cost: $1,616,360)			1,616,360

EURODOLLAR AND YANKEE OBLIGATIONS (23.2%)

Banks (22.4%)

50,000	Bank of Montreal (1 mo. LIBOR + 0.30%)	2.57(b)	6/03/2019	50,000
25,000	Bank of Nova Scotia (1 mo. LIBOR +
	0.24%)	2.55(b)	1/02/2019	25,000
30,000	Bank of Nova Scotia (1 mo. LIBOR +
	0.41%)	2.69(b)	1/09/2019	30,000
50,000	Bank of Nova Scotia (1 mo. LIBOR +
	0.27%)	2.55(b)	3/06/2019	50,000
50,000	Bayerische Landesbank (1 mo. LIBOR +
	0.24%)	2.52(b)	3/25/2019	50,000
25,000	Bayerische Landesbank (1 mo. LIBOR +
	0.40%)	2.68(b)	4/23/2019	25,000
30,000	Canadian Imperial Bank of Commerce (1
	mo. LIBOR + 0.20%)	2.48(b)	11/21/2018	30,000
30,000	Canadian Imperial Bank of Commerce (1
	mo. LIBOR + 0.24%)	2.55(b)	1/02/2019	30,000
25,000	Canadian Imperial Bank of Commerce (1
	mo. LIBOR + 0.46%)	2.75(b)	3/18/2019	25,000
40,000	Canadian Imperial Bank of Commerce (1
	mo. LIBOR + 0.35%)	2.63(b)	5/20/2019	40,000
40,000	Credit Agricole Corporate and Investment
	Bank (1 mo. LIBOR + 0.30%)	2.58(b)	12/05/2018	40,000
25,000	Credit Suisse AG (1 mo. LIBOR + 0.46%)	2.76(b)	5/01/2019	25,000
50,000	Credit Suisse AG (3 mo. LIBOR + 0.24%)	2.80(b)	5/02/2019	50,000
25,000	Credit Suisse AG (1 mo. LIBOR + 0.22%)	2.50(b)	7/10/2019	25,000
25,000	Lloyds Bank Corporate Markets plc (1 mo.
	LIBOR + 0.32%)	2.62(c)	7/01/2019	25,000
50,000	Lloyds Bank Corporate Markets plc (1 mo.
	LIBOR + 0.26%)	2.55(b)	7/18/2019	50,000
40,000	Lloyds Bank Corporate Markets plc (3 mo.
	LIBOR + 0.21%)	2.70(b)	7/24/2019	40,000
25,000	Mizuho Bank Ltd. (1 mo. LIBOR + 0.20%)	2.48(b)	2/13/2019	25,000
40,000	Mizuho Bank Ltd. (1 mo. LIBOR + 0.27%)	2.55(b)	4/25/2019	40,000
40,000	Natixis (1 mo. LIBOR + 0.45%)	2.76(b)	1/02/2019	40,000
30,000	Natixis (1 mo. LIBOR + 0.48%)	2.76(b)	1/11/2019	30,000
25,000	Natixis (1 mo. LIBOR + 0.34%)	2.62(b)	2/25/2019	25,000
40,000	Societe Generale (1 mo. LIBOR + 0.37%)	2.67(b)	6/04/2019	40,000
40,000	Standard Chartered Bank (1 mo. LIBOR +
	0.47%)	2.78(b)	1/02/2019	40,000
25,000	Standard Chartered Bank (1 mo. LIBOR +
	0.28%)	2.56(b)	2/07/2019	25,000
30,000	Sumitomo Mitsui Banking Corp. (1 mo.
	LIBOR + 0.27%)	2.55(b)	11/14/2018	30,000
40,000	Toronto-Dominion (1 mo. LIBOR + 0.27%)	2.55(b)	2/12/2019	40,000
40,000	Westpac Banking Corp. (1 mo. LIBOR +
	0.23%)	2.51(b)	1/10/2019	40,000
40,000	Westpac Banking Corp. (1 mo. LIBOR +
	0.23%)	2.52(b)	1/18/2019	40,000
40,000	Westpac Banking Corp. (1 mo. LIBOR +
	0.28%)	2.55(b)	6/03/2019	40,000
				1,065,000

Iron/Steel (0.8%)

20,000	SSAB AB (LOC - Swedbank AB)(d)	2.31	4/01/2034	20,000
15,000	SSAB AB (LOC - Credit Agricole Corp. Inv.
	Bank)(d)	2.31	5/01/2034	15,000
				35,000
	Total Eurodollar and Yankee Obligations (cost: $1,100,000)			1,100,000

Portfolio of Investments | 2

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

CORPORATE OBLIGATIONS (13.5%)

Agriculture (0.1%)

$7,500 Premier Mushrooms, Inc. (LOC - CoBank,
ACB) (Put Date 11/30/2018)(d)	2.31%	12/01/2037 $	7,500

Banks (3.6%)

29,188	Goldman Sachs Group, Inc. (3 mo. LIBOR
	+ 1.10%)	3.41(b)	11/15/2018	29,197
27,405	J.P. Morgan Chase & Co. (3 mo. LIBOR +
	0.63%)	3.14(b)	1/28/2019	27,436
25,000	Wells Fargo Bank, N.A. (1 mo. LIBOR +
	0.25%)	2.53(b)	1/16/2019	25,000
50,000	Wells Fargo Bank, N.A. (1 mo. LIBOR +
	0.33%)	2.63(b)	5/31/2019	50,000
40,000	Wells Fargo Bank, N.A. (1 mo. LIBOR +
	0.30%)	2.59(b)	7/29/2019	40,000
				171,633

Building Materials (0.0%)

2,400 Rex Lumber, LLC (LOC - Federal Home
Loan Bank of Dallas)(d)	2.31	2/01/2022	2,400

Commercial Services (1.6%)

50,000	AARP, Inc. (LOC - Bank of America Corp.)
	(Put Date 11/07/2018)(d)	2.25	5/01/2031	50,000
20,000	Altoona-Blair County Dev. Corp. (LOC -
	PNC Financial Services Group) (Put
	Date 11/07/2018)(a),(d)	2.30	4/01/2035	20,000
4,595	Harvest Time Tabernacle, Inc. (LOC -
	Federal Home Loan Bank of Dallas)(d)	2.32	8/01/2037	4,595
				74,595

Diversified Financial Services (6.7%)

2,670	2016 David S Pearl II Irrevocable Trust
	(LOC - Federal Home Loan Bank of
	Dallas) (Put Date 11/09/2018)(d)	2.31	11/01/2036	2,670
11,000	ASC Admiral Way, LLC (LOC - Federal
	Home Loan Bank of San Francisco)(d)	2.27	8/01/2056	11,000
27,315	Bass Pro Rossford Dev. Co., LLC (LOC -
	Fifth Third Bank)(d)	2.50	11/01/2027	27,315
14,030	Bhavnani, LLC (LOC - U.S. Bancorp) (Put
	Date 11/07/2018)(d)	2.23	5/01/2038	14,030
25,000	Carol Allen Family Liquidity Trust (LOC -
	Comerica Bank, N.A.)(d)	2.56	3/01/2048	25,000
9,150	CEI Capital, LLC (LOC - Fifth Third
	Bank)(d)	2.48	3/01/2033	9,150
5,290	Chad J Himmel Irrevocable Trust (LOC -
	Federal Home Loan Bank of Dallas)(d)	2.31	7/01/2048	5,290
6,535	Columbus Hotel Investment One, LLC
	(LOC - Federal Home Loan Bank of New
	York) (Put Date 11/07/2018)(d)	2.31	10/01/2048	6,535
4,420	Debra B Kennedy Irrevocable Trust (LOC -
	Federal Home Loan Bank of Dallas) (Put
	Date 11/07/2018)(d)	2.31	5/01/2048	4,420
2,480	Dennis Wesley Co., Inc. (LOC - Federal
	Home Loan Bank of Indianapolis)(d)	2.31	6/15/2034	2,480
7,000	Desert Vistas, LP (LOC - Federal Home
	Loan Bank of San Francisco) (Put Date
	11/07/2018)(d)	2.27	9/01/2055	7,000

3| USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,310	Doghouse Properties, LLC (LOC - Federal
	Home Loan Bank of Atlanta) (Put Date
	11/07/2018)(d)	2.32%	5/01/2027 $	1,310
7,085	EMF, LLC (LOC - Comerica Bank, N.A.)
	(Put Date 11/07/2018)(d)	2.32	6/01/2042	7,085
1,493	Fairway, LLC (LOC - Federal Home Loan
	Bank of San Francisco) (Put Date
	11/07/2018)(d)	2.49	12/01/2023	1,493
45,000	Fiore Capital, LLC (LOC - Wells Fargo &
	Co.) (Put Date 11/07/2018)(d)	2.30	8/01/2045	45,000
5,595	Foster/Schweihofer Real Estate Co., LLC
	(LOC - Comerica Bank, N.A.)(d)	2.35	9/20/2033	5,595
3,715	Herman & Kittle Capital, LLC (LOC -
	Federal Home Loan Bank of
	Cincinnati)(d)	2.56	2/01/2037	3,715
1,470	HP LRHS Land, LLC (LOC -
	U.S. Bancorp)(d)	2.56	10/01/2030	1,470
5,800	Jacob Rosenstein 2017 Irrevocable Life
	Insurance Trust (LOC - Bank of
	Oklahoma, N.A.) (Put Date
	11/07/2018)(d)	2.31	8/01/2037	5,800
4,445	Lamar Avenue Trust (LOC - Federal Home
	Loan Bank of Dallas)(d)	2.31	12/01/2037	4,445
6,000	Lavonia O Frick Family Trust (LOC -
	Federal Home Loan Bank of Atlanta)(d)	2.31	8/01/2048	6,000
5,490	Linda E Krejsek Life Insurance Trust (LOC
	- Federal Home Loan Bank of Dallas)(d)	2.56	9/01/2037	5,490
4,025	Mark E Potteiger Irrevocable Life
	Insurance Trust (LOC - Federal Home
	Loan Bank of Dallas)(d)	2.31	6/01/2048	4,025
1,100	MBE Investment Co., LLC (LOC -
	Comerica Bank, N.A.)(d)	2.52	2/01/2051	1,100
1,940	MCE MOB IV, LP (LOC - PNC Financial
	Services Group) (Put Date
	11/07/2018)(d)	2.30	8/01/2022	1,940
6,630	Medilucent MOB I, LP (LOC - PNC
	Financial Services Group) (Put Date
	11/07/2018)(d)	2.30	8/01/2030	6,630
2,685	Moondance Enterprises, LP (LOC - PNC
	Financial Services Group)(d)	2.30	11/01/2020	2,685
2,230	NextGen Automotive, LLC (LOC - Fifth
	Third Bank) (Put Date 11/30/2018)(d)	2.48	4/01/2048	2,230
22,955	OSF Finance Co., LLC (LOC - PNC
	Financial Services Group) (Put Date
	11/07/2018)(d)	2.25	12/01/2037	22,955
26,315	Paca-Pratt Associates, Inc. (LOC -
	Manufacturers & Traders Trust Co.) (Put
	Date 11/07/2018)(d)	2.74	1/01/2038	26,315
3,330	Partisan Property, Inc. (LOC - Wells Fargo
	& Co.) (Put Date 11/07/2018)(d)	2.30	9/01/2044	3,330
11,879	Pinnacle Properties Dev. Group, LLC (LOC
	- Federal Home Loan Bank of
	Cincinnati) (Put Date 11/07/2018)(d)	2.31	6/15/2041	11,879
5,560	Rathbone, LLC (LOC - Comerica Bank,
	N.A.)(d)	2.41	1/01/2038	5,560
11,485	Stobro Co., LP (LOC - Federal Home Loan
	Bank of Pittsburgh) (Put Date
	11/07/2018)(d)	2.30	1/01/2032	11,485
18,210	Sugar Creek Finance Co., LLC (LOC -
	Northern Trust Corp.) (Put Date
	11/07/2018)(d)	2.27	6/01/2042	18,210
				320,637

Portfolio of Investments | 4

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Food (0.1%)

$1,870	Brewster Cheese Co. (LOC - Bank of
	Montreal) (Put Date 11/07/2018)(d)	2.35%	4/03/2023	$1,870
1,630	Food Supply, Inc. (LOC - SunTrust Bank)(d)	2.29	5/01/2024	1,630
				3,500

Healthcare-Products (0.1%)

5,315 Vold Vision Ventures, LLC (LOC - Federal
Home Loan Bank of Dallas) (Put Date
11/07/2018)(d)	2.32	10/01/2039	5,315

Healthcare-Services (0.1%)

2,570	Medical Center of Athens, Inc. (LOC -
	Federal Home Loan Bank of Atlanta)(d)	2.59	9/01/2032	2,570
2,370	Tallahassee Orthopedic Center LC (LOC -
	Wells Fargo & Co.)(d)	2.31	4/03/2034	2,370
				4,940

Home Builders (0.2%)

8,280 BallenIsles Country Club, Inc. (LOC - Bank
of America Corp.) (Put Date
11/07/2018)(d)	2.30	12/01/2022	8,280

Investment Companies (0.0%)

1,445 Cain Capital Investments, LLC (LOC -
BB&T Corp.) (Put Date 11/30/2018)(d)	2.62	10/01/2046	1,445

Leisure Time (0.1%)

3,650 Cattail Creek Country Club, Inc. (LOC -
Manufacturers & Traders Trust Co.) (Put
Date 11/07/2018)(d)	2.76	3/01/2031	3,650

Miscellaneous Manufacturers (0.2%)

1,115	Labcon North America (LOC - BNP
	Paribas) (Put Date 11/07/2018)(d)	2.30	1/01/2040	1,115
7,470	Labcon North America (LOC - BNP
	Paribas)(d)	2.30	6/01/2044	7,470
				8,585

Municipal (0.1%)

3,230 Business Finance Corp. (LOC - Federal
Home Loan Bank of Dallas) (Put Date
11/07/2018)(d)	2.41	8/01/2021	3,230

Real Estate (0.6%)

10,550	Delos, LLC (LOC - Wells Fargo & Co.) (Put
	Date 11/07/2018)(d)	2.32	3/01/2037	10,550
9,345	Housing Venture I (LOC - Federal Home
	Loan Bank of San Francisco)(d)	2.27	12/01/2055	9,345
6,930	Stivers Realty LC (LOC - Federal Home
	Loan Bank of Atlanta)(d)	2.32	7/01/2043	6,930
				26,825
	Total Corporate Obligations (cost: $642,535)			642,535

CERTIFICATES OF DEPOSIT (11.7%)

50,000	Bank of Montreal	2.42	1/14/2019	50,000
40,000	Bank of Montreal	2.50	2/04/2019	40,000
25,000	Bayerische Landesbank	2.50	1/04/2019	25,000
30,000	Deutsche Bank	2.60	11/02/2018	30,000
30,000	Deutsche Bank	2.70	12/20/2018	30,000
25,000	Deutsche Bank	2.73	1/02/2019	25,000

5| USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$25,000	Deutsche Bank	2.80%	2/05/2019 $	25,000
25,000	Deutsche Bank	2.92	2/19/2019	25,000
25,000	Deutsche Bank	3.02	4/01/2019	25,000
50,000	Landesbank Baden-Wurttemberg	2.50	1/08/2019	50,000
40,000	Lloyds Bank Corporate Markets plc	3.00	7/26/2019	40,000
40,000	Natixis	2.48	11/13/2018	40,000
25,000	Standard Chartered Bank	2.40	12/20/2018	25,000
40,000	Sumitomo Mitsui Banking Corp.	2.75	3/04/2019	40,000
25,000	Toronto-Dominion	2.43	2/06/2019	25,000
25,000	Wells Fargo Bank, N.A.	1.95	12/07/2018	25,000
35,000	Wells Fargo Bank, N.A. (1 mo. LIBOR +
	0.31%)	2.61(c)	8/01/2019	35,000
	Total Certificates of Deposit (cost: $555,000)			555,000

U.S. TREASURY SECURITIES (9.5%)

Notes (9.5%)(e)

150,000	2.37%(b),(f), 10/31/2019, (3 mo. USTMMR + 0.05%)	150,131
125,000	2.38%(b),(f), 7/31/2019, (3 mo. USTMMR + 0.06%)	125,113
125,000	2.39%(b),(f), 4/30/2019, (3 mo. USTMMR + 0.07%)	125,095
50,000	2.46%(b),(f), 1/31/2019, (3 mo. USTMMR + 0.14%)	50,028
		450,367
	Total U.S. Treasury Securities (cost: $450,367)	450,367

MUNICIPAL OBLIGATIONS (7.8%)

Arizona (0.5%)

26,625 Yavapai County IDA (LOC - Bank of Nova
Scotia) (Put Date 11/07/2018)(d)	2.35	9/01/2035	26,625

Arkansas (0.6%)

28,750 Union County (LOC - SunTrust Bank) (Put
Date 11/07/2018)(d)	2.26	10/01/2027	28,750

California (0.1%)

3,625 Hesperia Public Financing Auth. (LOC -
BNP Paribas) (Put Date 11/07/2018)(d)	2.27	6/01/2026	3,625

Colorado (0.3%)

2,800	Sheridan Redev. Agency (LOC - JP
	Morgan Chase & Co.) (Put Date
	11/07/2018)(d)	2.38	12/01/2029	2,800
10,212	Traer Creek Metropolitan District (LOC -
	BNP Paribas) (Put Date 11/07/2018)(d)	2.30	10/01/2030	10,212
				13,012

Connecticut (0.1%)

4,640 State Dev. Auth. (LOC - Toronto-Dominion
Bank) (Put Date 11/07/2018)(d)	2.32	12/01/2028	4,640

Illinois (0.1%)

3,290 Finance Auth. (LOC - Federal Home Loan
Bank of Chicago) (Put Date
11/07/2018)(d)	2.32	7/01/2040	3,290

Indiana (0.4%)

270City of Indianapolis (LOC - Citizens Financial Group) (Put Date

11/07/2018)(d)	2.45	11/01/2042	270

Portfolio of Investments | 6

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$11,300	City of Knox (LOC - SunTrust Bank) (Put
	Date 11/07/2018)(d)	2.30%	2/01/2046 $	11,300
6,405	City of Marion (LOC - Key Bank, N.A.) (Put
	Date 11/07/2018)(d)	2.40	2/01/2035	6,405
				17,975

Louisiana (0.2%)

1,630	Caddo Parish IDB, Inc. (LOC - Capital
	One, N.A.) (Put Date 11/07/2018)(d)	2.66	7/01/2024	1,630
2,200	Louisiana Public Facilities Auth. (LOC -
	Capital One, N.A.) (Put Date
	11/07/2018)(d)	2.41	7/01/2028	2,200
3,445	St. Charles Parish (LOC - Federal Home
	Loan Bank of Atlanta) (Put Date
	11/07/2018)(d)	2.28	9/01/2024	3,445
1,560	St. Tammany Parish (LOC - Federal Home
	Loan Bank of Dallas) (Put Date
	11/07/2018)(d)	2.30	7/01/2022	1,560
				8,835

Michigan (3.0%)

14,265	Charter Township of Commerce (LOC -
	PNC Financial Services Group) (Put
	Date 11/07/2018)(d)	2.27	10/01/2034	14,265
40,000	Finance Auth. (LOC - PNC Financial
	Services Group) (Put Date
	11/07/2018)(d)	2.21	9/01/2050	40,000
88,500	Finance Auth. (LOC - JP Morgan Chase &
	Co.) (Put Date 11/05/2018)(d)	2.25	9/01/2053	88,500
				142,765

Minnesota (0.2%)

7,740 City of St. Paul (LOC - Wells Fargo & Co.)
(Put Date 11/07/2018)(d)	2.28	11/01/2025	7,740

Mississippi (0.0%)

1,250 Business Finance Corp. (LOC - Federal
Home Loan Bank of Dallas) (Put Date
11/07/2018)(d)	2.31	7/01/2020	1,250

New York (2.1%)

4,105	Brookhaven IDA (LOC - Capital One, N.A.)
	(Put Date 11/07/2018)(d)	2.39	1/01/2025	4,105
1,525	Columbia County IDA (LOC - HSBC Bank
	USA, Inc.) (Put Date 11/07/2018)(d)	2.37	7/01/2027	1,525
24,365	Saratoga County IDA (LOC - JP Morgan
	Chase & Co.) (Put Date 11/07/2018)(d)	2.28	11/01/2021	24,365
13,350	State Housing Finance Agency (LOC -
	Landesbank Hessen-Thuringen) (Put
	Date 11/01/2018)(d)	2.20	5/01/2042	13,350
22,350	State Housing Finance Agency (LOC - JP
	Morgan Chase & Co.) (Put Date
	11/07/2018)(d)	2.25	11/01/2048	22,350
5,500	State Housing Finance Agency (LOC -
	Landesbank Hessen-Thuringen) (Put
	Date 10/31/2018)(d)	2.20	5/01/2041	5,500
29,100	State Housing Finance Agency (LOC -
	Landesbank Hessen-Thuringen) (Put
	Date 11/07/2018)(d)	2.22	11/01/2044	29,100
				100,295

7| USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Pennsylvania (0.2%)

$4,736	Allegheny County IDA (LOC - PNC
	Financial Services Group) (Put Date
	11/07/2018)(d)	2.35%	11/01/2027 $	4,736
1,520	Berks County Municipal Auth. (LOC -
	Citizens Financial Group) (Put Date
	11/07/2018)(d)	2.38	5/15/2022	1,520
3,445	Economic Dev. Financing Auth. (LOC -
	PNC Financial Services Group) (Put
	Date 11/07/2018)(d)	2.30	4/01/2035	3,445
1,360	Lancaster IDA (LOC - Fulton Bank) (Put
	Date 11/07/2018)(d)	2.42	6/01/2027	1,360
				11,061
	Total Municipal Obligations (cost: $369,863)			369,863

REPURCHASE AGREEMENTS (1.0%)

50,000 Natixis S.A., LLC, 2.19%, acquired 10/31/2018 and due on 11/01/2018 at $50,000
(collateralized by $5,485 of Federal Home Loan Bank, 3.37%-5.63%, due
2/12/2030-1/23/2037; $778 of Freddie Mac, 4.00%, due 9/01/2042-7/01/2047;
$301 of U.S. Inflation-Indexed Note, 0.13%-1.00%, due 7/15/2026 -2/15/2048;
$44,810 of U.S. Treasury, 0.88%-7.88%, due 4/15/2019-5/15/2043; combined
market value $51,003)(e),(g),(h) (cost: $50,000)				50,000
Total Investments (cost: $4,784,125)				$4,784,125
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Money Market Instruments:
Certificates of Deposit	$—	$555,000	$—	$555,000
Commercial Paper	—	1,616,360	—	1,616,360
Corporate Obligations	—	642,535	—	642,535
Eurodollar and Yankee Obligations	—	1,100,000	—	1,100,000
Municipal Obligations	—	369,863	—	369,863
Repurchase Agreements	—	50,000	—	50,000
U.S. Treasury Securities	—	450,367	—	450,367
Total	$—	$4,784,125	$—	$4,784,125

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the BICs classifications, which may differ from the Fund's compliance classification.

Portfolio of Investments | 8

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Money Market Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2.Repurchase agreements are valued at cost.

9| USAA Money Market Fund

3.Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C.Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At October 31, 2018, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

D.Securities purchased on a delayed-delivery or when-issued basis– Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these

Notes to Portfolio of Investments | 10

securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $4,750,884,000 at October 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 34.5% of net assets at October 31, 2018.

F.Upcoming Regulatory Matters

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

G. Upcoming Accounting Pronouncements

In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

H. Subsequent Event

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Fund's respective

11 | USAA Money Market Fund

investment objectives and principal investment strategies.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Certificates of deposit – Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
LIBOR	London Interbank Offered Rate
USTMMR	Quarterly US Treasury Money Market Rate

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) regulations applicable to money market funds. In order to qualify as an eligible security, USAA Mutual Funds Trust's Board of Trustees, must determine that the particular investment presents minimal credit risk in accordance with these SEC regulations.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Notes to Portfolio of Investments | 12

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2018.

(c)Floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2018.

(d)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(e)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(f)Rates for U.S. Treasury floating-rate notes rise and fall based on discount rates in auctions of 13-week Treasury bills, and are paid quarterly.

(g)Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

(h)U.S. Treasury inflation-indexed notes – designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

13 | USAA Money Market Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA SMALL CAP STOCK FUND

OCTOBER 31, 2018

(Form N-Q)

48456-1218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Small Cap Stock Fund

October 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (97.9%)

COMMON STOCKS (97.9%)

Basic Materials (3.9%)

Chemicals (2.4%)

149,000	Huntsman Corp.	$3,260
9,900	Innospec, Inc.	663
175,232	OMNOVA Solutions, Inc.(a)	1,295
523,947	Orion Engineered Carbons S.A.	13,523
207,732	Sensient Technologies Corp.	13,473
66,760	Stepan Co.	5,514
		37,728

Forest Products & Paper (1.0%)

127,596	Neenah, Inc.	10,267
167,900	Resolute Forest Products, Inc.(a)	1,892
28,800	Schweitzer-Mauduit International, Inc.	919
87,800	Verso Corp. "A"(a)	2,468
		15,546

Iron/Steel (0.5%)

365,518	Cleveland-Cliffs, Inc.(a),(b)	3,933
183,300	Commercial Metals Co.	3,493
85,700	Ryerson Holding Corp.(a)	787
		8,213
	Total Basic Materials	61,487

Communications (4.2%)

Advertising (0.1%)

9,700 Trade Desk, Inc. "A"(a)	1,199

Internet (2.6%)

32,200	ANGI Homeservices, Inc. "A"(a),(b)	616
56,590	Etsy, Inc.(a)	2,406
2,596,504	Limelight Networks, Inc.(a)	10,464
11,200	Match Group, Inc.(a),(b)	579
70,480	Mimecast Ltd.(a)	2,457
60,920	Okta, Inc.(a)	3,555
202,700	Perficient, Inc.(a)	5,072
20,986	Proofpoint, Inc.(a)	1,909
22,850	Stamps.com, Inc.(a)	4,620
117,545	TechTarget, Inc.(a)	2,388
73,200	Twilio, Inc. "A"(a)	5,506
54,140	Zscaler, Inc.(a)	1,965
		41,537

Media (0.5%)

290,334 Gray Television, Inc.(a)	5,026

1| USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)

34,805	Nexstar Media Group, Inc. "A"	$2,606
		7,632

Telecommunications (1.0%)

694,540	Aerohive Networks, Inc.(a)	2,660
617,970	Extreme Networks, Inc.(a)	3,430
115,200	Finisar Corp.(a)	1,923
83,750	GTT Communications, Inc.(a),(b)	3,007
253,300	Viavi Solutions, Inc.(a)	2,920
131,685	Vonage Holdings Corp.(a)	1,746
		15,686
	Total Communications	66,054

Consumer, Cyclical (7.9%)

Airlines (0.5%)

48,672	Hawaiian Holdings, Inc.	1,684
113,400	SkyWest, Inc.	6,497
		8,181

Apparel (0.2%)

26,200 Deckers Outdoor Corp.(a)	3,332

Auto Parts & Equipment (1.6%)

121,400	Commercial Vehicle Group, Inc.(a)	812
183,260	Cooper Tire & Rubber Co.	5,661
96,977	Douglas Dynamics, Inc.	4,208
194,150	Gentherm, Inc.(a)	8,473
238,800	Meritor, Inc.(a)	4,057
94,661	Modine Manufacturing Co.(a)	1,232
43,650	Motorcar Parts of America, Inc.(a)	924
		25,367

Distribution/Wholesale (1.1%)

72,000	G-III Apparel Group Ltd.(a)	2,870
142,562	ScanSource, Inc.(a)	5,543
207,600	Titan Machinery, Inc.(a)	2,958
144,930	Triton International Ltd.	4,663
45,000	Veritiv Corp.(a)	1,500
		17,534

Entertainment (0.0%)

11,500 Live Nation Entertainment, Inc.(a)	601

Home Builders (1.0%)

110,500	Beazer Homes USA, Inc.(a)	974
191,300	KB Home	3,820
136,000	M/I Homes, Inc.(a)	3,287
653,676	TRI Pointe Group, Inc.(a)	7,779
		15,860

Office Furnishings (0.7%)

625,896 Steelcase, Inc. "A"	10,390

Retail (2.5%)

91,000	Abercrombie & Fitch Co. "A"	1,793
142,900	American Eagle Outfitters, Inc.	3,295
200,682	Cato Corp. "A"	3,869
72,200	DSW, Inc. "A"	1,917
50,300	Group 1 Automotive, Inc.	2,904
433,857	Luxfer Holdings plc	10,014
689,800	Office Depot, Inc.	1,766
60,000	PC Connection, Inc.	1,988

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

255,770	Rush Enterprises, Inc. "A"	$9,052
102,500	Tilly's, Inc. "A"	1,818
		38,416

Storage/Warehousing (0.3%)

103,900 Mobile Mini, Inc.	4,272
Total Consumer, Cyclical	123,953

Consumer, Non-cyclical (22.7%)

Beverages (0.7%)

2,905,370 C&C Group plc	10,794

Biotechnology (4.4%)

79,580	Acceleron Pharma, Inc.(a)	4,040
65,700	Argenx SE ADR(a)	5,257
2,585	Autolus Therapeutics plc ADR(a),(b)	74
11,700	Crispr Therapeutics AG(a),(b)	383
45,100	CytomX Therapeutics, Inc.(a)	643
18,900	Editas Medicine, Inc.(a)	479
61,700	Emergent BioSolutions, Inc.(a)	3,775
38,000	Esperion Therapeutics, Inc.(a),(b)	1,726
251,650	Exact Sciences Corp.(a)	17,880
105,178	Harvard Bioscience, Inc.(a)	416
124,500	Immunomedics, Inc.(a)	2,805
20,500	Intellia Therapeutics, Inc.(a)	348
4,200	Ionis Pharmaceuticals, Inc.(a)	208
68,830	Ligand Pharmaceuticals, Inc.(a)	11,344
65,420	MacroGenics, Inc.(a)	1,077
315,030	Medicines Co.(a)	7,328
381,186	NeoGenomics, Inc.(a)	7,029
37,400	Sangamo Therapeutics, Inc.(a)	474
261,499	Vericel Corp.(a)	2,916
		68,202

Commercial Services (9.2%)

46,766	2U, Inc.(a)	2,942
24,700	Aaron's, Inc.	1,164
95,403	AMN Healthcare Services, Inc.(a)	4,829
161,350	CAI International, Inc.(a)	4,019
182,537	CBIZ, Inc.(a)	4,049
106,860	Chegg, Inc.(a)	2,915
121,074	CorVel Corp.(a)	7,018
14,355	CoStar Group, Inc.(a)	5,188
108,440	Euronet Worldwide, Inc.(a)	12,056
303,379	Forrester Research, Inc.	12,220
137,370	FTI Consulting, Inc.(a)	9,494
9,470	Grand Canyon Education, Inc.(a)	1,181
130,400	Hackett Group, Inc.	2,669
232,291	Huron Consulting Group, Inc.(a)	12,658
99,379	ICF International, Inc.	7,318
96,300	K12, Inc.(a)	2,062
136,400	Kelly Services, Inc. "A"	3,204
174,091	Matthews International Corp. "A"	7,246
339,740	Navigant Consulting, Inc.	7,338
146,170	Nutrisystem, Inc.	5,198
67,000	Quad/Graphics, Inc.	1,034
236,116	SEACOR Marine Holdings, Inc.(a)	4,316
249,527	SP Plus Corp.(a)	7,975
15,440	Strategic Education, Inc.	1,943
87,200	TrueBlue, Inc.(a)	2,034
182,237	Weight Watchers International, Inc.(a)	12,046
		144,116

3| USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)

Food (0.6%)

261,031	Cranswick Plc	$9,642
6,800	Sanderson Farms, Inc.(b)	669
		10,311

Healthcare-Products (3.3%)

2,220	ABIOMED, Inc.(a)	758
19,800	AxoGen, Inc.(a)	738
103,900	Cardiovascular Systems, Inc.(a)	2,914
102,000	CONMED Corp.	6,878
255,500	CytoSorbents Corp.(a)	2,555
24,440	Genomic Health, Inc.(a)	1,753
49,780	Insulet Corp.(a)	4,391
190,900	Invacare Corp.	2,466
25,600	LivaNova plc(a)	2,867
147,775	Natus Medical, Inc.(a)	4,416
74,830	Nuvectra Corp.(a)	1,497
211,200	Oxford Immunotec Global plc(a)	3,255
111,000	Repligen Corp.(a)	6,018
232,270	Sientra, Inc.(a)	4,783
20,500	Tactile Systems Technology, Inc.(a)	1,342
42,400	West Pharmaceutical Services, Inc.	4,491
		51,122

Healthcare-Services (1.3%)

31,400	Charles River Laboratories International, Inc.(a)	3,825
159,640	Ensign Group, Inc.	5,913
20,800	Magellan Health, Inc.(a)	1,353
71,100	Neuronetics, Inc.(a)	1,812
69,497	Teladoc Health, Inc.(a),(b)	4,819
120,600	Triple-S Management Corp. "B"(a)	2,069
		19,791

Household Products/Wares (1.5%)

1,284,266	ACCO Brands Corp.	10,364
126,300	Central Garden & Pet Co. "A"(a)	3,745
70,833	Helen of Troy Ltd.(a)	8,792
		22,901

Pharmaceuticals (1.7%)

48,300	Aerie Pharmaceuticals, Inc.(a)	2,569
205,340	Collegium Pharmaceutical, Inc.(a),(b)	3,296
46,448	DexCom, Inc.(a)	6,167
49,800	Enanta Pharmaceuticals, Inc.(a)	3,842
117,500	Endo International plc(a)	1,990
86,838	Fennec Pharmaceuticals, Inc.(a)	632
137,300	Ironwood Pharmaceuticals, Inc.(a)	1,799
37,100	Jounce Therapeutics, Inc.(a)	150
66,300	Mallinckrodt plc(a)	1,661
88,800	Pacira Pharmaceuticals, Inc.(a)	4,341
18,790	Supernus Pharmaceuticals, Inc.(a)	894
		27,341
	Total Consumer, Non-cyclical	354,578

Energy (5.3%)

Energy-Alternate Sources (0.3%)

184,500	Pacific Ethanol, Inc.(a)	303
131,700	Renewable Energy Group, Inc.(a),(b)	4,093
		4,396

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

Oil & Gas (2.3%)

494,800	Abraxas Petroleum Corp.(a)	$910
39,500	Bonanza Creek Energy, Inc.(a)	1,017
510,390	Carrizo Oil & Gas, Inc.(a)	9,294
55,000	CNX Resources Corp.(a)	861
49,600	Delek U.S. Holdings, Inc.	1,821
318,400	Denbury Resources, Inc.(a)	1,099
404,834	Northern Oil and Gas, Inc.(a)	1,190
80,800	PBF Energy, Inc. "A"	3,382
472,082	Resolute Energy Corp.(a),(b)	13,138
340,870	Ring Energy, Inc.(a)	2,430
84,700	Transocean Ltd.(a),(b)	933
		36,075

Oil & Gas Services (2.7%)

137,400	Archrock, Inc.	1,410
155,283	DMC Global, Inc.	5,986
320,231	Era Group, Inc.(a)	3,625
146,476	McDermott International, Inc.(a)	1,132
555,950	ProPetro Holding Corp.(a)	9,813
167,974	SEACOR Holdings, Inc.(a)	8,061
546,760	Thermon Group Holdings, Inc.(a)	11,799
		41,826
	Total Energy	82,297

Financial (23.6%)

Banks (9.1%)

189,516	1st Source Corp.	8,830
121,200	Cathay General Bancorp	4,566
95,700	Customers Bancorp, Inc.(a)	1,961
98,500	Enterprise Financial Services Corp.	4,280
88,459	FCB Financial Holdings, Inc. "A"(a)	3,461
54,000	Financial Institutions, Inc.	1,542
466,309	First Busey Corp.	13,019
83,500	First Hawaiian, Inc.	2,069
137,300	First Merchants Corp.	5,713
759,654	First Midwest Bancorp, Inc.	17,442
355,450	Great Western Bancorp, Inc.	13,027
317,979	International Bancshares Corp.	12,306
371,372	MB Financial, Inc.	16,485
65,300	Peapack Gladstone Financial Corp.	1,762
61,700	Popular, Inc.	3,209
57,500	Synovus Financial Corp.	2,160
81,433	Texas Capital Bancshares, Inc.(a)	5,312
112,800	Umpqua Holdings Corp.	2,166
269,340	Union Bankshares Corp.	9,195
146,900	United Community Banks, Inc.	3,653
327,600	Valley National Bancorp	3,269
64,200	Walker & Dunlop, Inc.	2,694
43,500	Wintrust Financial Corp.	3,312
		141,433

Diversified Financial Services (1.0%)

298,480	BGC Partners, Inc. "A"	3,161
40,600	Blucora, Inc.(a)	1,174
75,600	Encore Capital Group, Inc.(a)	1,921
48,475	Federal Agricultural Mortgage Corp. "C"	3,385
12,859	LendingTree, Inc.(a),(b)	2,593
30,700	Stifel Financial Corp.	1,404
57,589	WageWorks, Inc.(a)	2,293
		15,931

5| USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)

Insurance (2.6%)

162,300	American Equity Investment Life Holding Co.	$5,067
201,500	Atlas Financial Holdings, Inc.(a)	1,936
202,500	CNO Financial Group, Inc.	3,827
45,000	James River Group Holdings Ltd.	1,733
120,813	Kemper Corp.	9,084
83,700	Kinsale Capital Group, Inc.	4,998
538,300	MGIC Investment Corp.(a)	6,573
92,300	PennyMac Financial Services, Inc.	1,845
184,900	Radian Group, Inc.	3,548
53,500	Trupanion, Inc.(a),(b)	1,351
		39,962

Investment Companies (0.4%)

311,348 Solar Capital Ltd.	6,414

Real Estate (0.9%)

513,360	Alexander & Baldwin, Inc.	10,031
438,633	Newmark Group, Inc. "A"	4,273
		14,304

REITS (6.7%)

283,900	Anworth Mortgage Asset Corp.	1,238
94,300	Apollo Commercial Real Estate Finance, Inc.	1,764
582,600	Ashford Hospitality Trust, Inc.	3,001
226,144	Braemar Hotels & Resorts, Inc.	2,406
125,300	Cherry Hill Mortgage Investment Corp.	2,244
42,000	Chesapeake Lodging Trust	1,234
185,800	Chimera Investment Corp.	3,456
408,115	Corporate Office Properties Trust	10,546
156,100	Cousins Properties, Inc.	1,297
661,060	DiamondRock Hospitality Co.	6,908
249,100	Dynex Capital, Inc.	1,442
92,400	Hospitality Properties Trust	2,367
173,500	Invesco Mortgage Capital, Inc.	2,616
166,600	Investors Real Estate Trust	905
264,400	Ladder Capital Corp.	4,453
30,300	NexPoint Residential Trust, Inc.	1,080
697,950	Physicians Realty Trust	11,572
301,608	PotlatchDeltic Corp.	10,933
122,649	QTS Realty Trust, Inc. "A"	4,700
904,567	Ramco-Gershenson Properties Trust	12,013
33,300	RLJ Lodging Trust	647
707,334	Summit Hotel Properties, Inc.	8,149
96,700	Sunstone Hotel Investors, Inc.	1,399
580,800	Washington Prime Group, Inc.(b)	3,717
220,000	Xenia Hotels & Resorts, Inc.	4,521
		104,608

Savings & Loans (2.9%)

648,594	Banc of California, Inc.	10,345
71,600	Berkshire Hills Bancorp, Inc.	2,389
154,500	Dime Community Bancshares, Inc.	2,491
55,600	First Defiance Financial Corp.	1,513
150,000	Flagstar Bancorp, Inc.(a)	4,619
386,250	Flushing Financial Corp.	8,764
953,239	Northwest Bancshares, Inc.	15,385
		45,506
	Total Financial	368,158

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)

Industrial (17.5%)

Aerospace/Defense (0.9%)

129,916	Astronics Corp.(a)	$3,788
109,563	Cubic Corp.	7,189
46,413	Kaman Corp.	2,948
		13,925

Building Materials (1.5%)

124,800	American Woodmark Corp.(a)	7,543
131,900	Louisiana-Pacific Corp.	2,872
2,877,608	Tyman plc	10,207
89,400	Universal Forest Products, Inc.	2,527
		23,149

Electrical Components & Equipment (1.1%)

309,593 Belden, Inc.	16,734

Electronics (1.0%)

51,583	OSI Systems, Inc.(a)	3,567
87,900	Sanmina Corp.(a)	2,224
43,500	SYNNEX Corp.	3,376
203,700	TTM Technologies, Inc.(a)	2,383
189,000	Vishay Intertechnology, Inc.	3,459
78,265	ZAGG, Inc.(a)	948
		15,957

Engineering & Construction (1.4%)

53,400	EMCOR Group, Inc.	3,790
90,300	KBR, Inc.	1,786
420,086	Mistras Group, Inc.(a)	8,360
241,522	Primoris Services Corp.	5,113
90,300	Tutor Perini Corp.(a)	1,400
29,700	VSE Corp.	931
		21,380

Environmental Control (0.6%)

159,800	Advanced Disposal Services, Inc.(a)	4,329
140,200	Casella Waste Systems, Inc. "A"(a)	4,565
822,540	Hudson Technologies, Inc.(a),(b)	682
		9,576

Machinery-Diversified (2.0%)

235,959	Albany International Corp. "A"	16,512
79,450	Chart Industries, Inc.(a)	5,407
284,537	Gardner Denver Holdings, Inc.(a)	7,700
41,350	Tennant Co.	2,527
		32,146

Metal Fabrication/Hardware (3.8%)

169,396	CIRCOR International, Inc.	5,507
108,400	Global Brass & Copper Holdings, Inc.	3,428
607,448	Mueller Industries, Inc.	14,791
58,600	Olympic Steel, Inc.	1,105
58,714	RBC Bearings, Inc.(a)	8,671
71,100	Rexnord Corp.(a)	1,906
81,100	Timken Co.	3,207
726,370	TriMas Corp.(a)	21,392
		60,007

Miscellaneous Manufacturers (1.7%)

98,915 Axon Enterprise, Inc.(a)	6,105

7| USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)

237,417	ESCO Technologies, Inc.	$14,534
22,250	Proto Labs, Inc.(a)	2,658
49,700	Trinseo S.A.	2,678
		25,975

Packaging & Containers (1.0%)

265,750	Greif, Inc. "A"	12,570
170,100	Owens-Illinois, Inc.(a)	2,665
		15,235

Transportation (1.9%)

567,735	Dorian LPG Ltd.(a)	4,514
173,095	Echo Global Logistics, Inc.(a)	4,450
159,726	Forward Air Corp.	9,582
25,700	Genesee & Wyoming, Inc. "A"(a)	2,036
138,900	Knight-Swift Transportation Holdings, Inc.	4,445
2,291,090	Scorpio Tankers, Inc.	4,101
		29,128

Trucking & Leasing (0.6%)

121,038 GATX Corp.	9,069
Total Industrial	272,281

Technology (11.0%)

Computers (4.4%)

12,500	CACI International, Inc. "A"(a)	2,231
45,971	Carbonite, Inc.(a)	1,573
48,300	CyberArk Software Ltd.(a)	3,297
22,000	Globant S.A.(a)	1,132
105,100	Insight Enterprises, Inc.(a)	5,433
607,746	Kornit Digital Ltd.(a),(b)	11,219
78,000	Nutanix, Inc. "A"(a)	3,238
156,000	Perspecta, Inc.	3,820
206,980	Pure Storage, Inc. "A"(a)	4,177
44,350	Qualys, Inc.(a)	3,159
100,300	Rapid7, Inc.(a)	3,635
94,730	Virtusa Corp.(a)	4,698
405,261	WNS Holdings Ltd. ADR(a)	20,340
		67,952

Semiconductors (2.9%)

315,440	Adesto Technologies Corp.(a),(b)	1,259
271,376	Brooks Automation, Inc.	8,421
14,500	Cabot Microelectronics Corp.	1,415
24,200	CEVA, Inc.(a)	596
290,489	CTS Corp.	7,753
61,300	Inphi Corp.(a)	1,962
141,800	Kulicke & Soffa Industries, Inc.	2,883
103,800	Mellanox Technologies Ltd.(a)	8,791
16,000	Monolithic Power Systems, Inc.	1,890
64,900	Power Integrations, Inc.	3,655
104,300	Rudolph Technologies, Inc.(a)	2,168
24,700	Silicon Laboratories, Inc.(a)	2,014
71,100	Teradyne, Inc.	2,449
		45,256

Software (3.7%)

18,100	Akamai Technologies, Inc.(a)	1,308
1,128,315	Allscripts Healthcare Solutions, Inc.(a)	13,438
122,200	Apptio, Inc. "A"(a)	3,165
214,400	Cloudera, Inc.(a)	2,950
29,260	Cornerstone OnDemand, Inc.(a)	1,441
15,610	Coupa Software, Inc.(a)	1,012

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

1,454,057	Digital Turbine, Inc.(a),(b)	$1,876
33,100	Dropbox, Inc. "A"(a)	777
256,010	Evolent Health, Inc. "A"(a)	5,683
153,440	LivePerson, Inc.(a)	3,468
48,733	Liveramp Holdings, Inc.(a)	2,226
19,600	MINDBODY, Inc. "A"(a)	624
24,950	New Relic, Inc.(a)	2,227
16,050	Paycom Software, Inc.(a)	2,009
75,700	PROS Holdings, Inc.(a)	2,492
34,600	PTC, Inc.(a)	2,851
163,800	Radware Ltd.(a)	3,802
17,883	SPS Commerce, Inc.(a)	1,665
10,320	Ultimate Software Group, Inc.(a)	2,752
44,400	Verint Systems, Inc.(a)	2,028
		57,794
	Total Technology	171,002

Utilities (1.8%)

Electric (0.7%)

26,300	ALLETE, Inc.	1,946
114,216	Clearway Energy, Inc. "A"	2,218
107,800	Portland General Electric Co.	4,860
46,661	Vistra Energy Corp.(a)	1,056
		10,080

Gas (1.1%)

123,398	New Jersey Resources Corp.	5,565
25,400	ONE Gas, Inc.	2,004
141,363	Spire, Inc.	10,260
		17,829
	Total Utilities	27,909
	Total Common Stocks (cost: $1,299,530)	1,527,719

RIGHTS (0.0%)

Consumer, Non-cyclical (0.0%)

Biotechnology (0.0%)

133,709 NuPathe, Inc. (c),(d),(e) (cost: $81)	—
Total Equity Securities (cost: $1,299,611)	1,527,719

MONEY MARKET INSTRUMENTS (2.7%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.7%)

42,883,969 State Street Institutional Treasury Money Market Fund Premier Class, 2.09%(f)
(cost: $42,884)	42,884

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (2.9%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.9%)

2,945,813	Goldman Sachs Financial Square Government Fund Institutional Class, 2.09%(f)	2,946
13,295,275	HSBC U.S. Government Money Market Fund Class I, 2.09%(f)	13,295
9,487,617	Invesco Government & Agency Portfolio Institutional Class, 2.08%(f)	9,488
19,252,601	Western Asset Institutional Government Reserves Institutional Class, 2.07%(f)	19,252
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $44,981)	44,981
	Total Investments (cost: $1,387,476)	$ 1,615,584

9| USAA Small Cap Stock Fund

($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 1,527,719	$—	$—	$ 1,527,719
Rights	—	—	—	—
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	42,884	—	—	42,884
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	44,981	—	—	44,981
Total	$1,615,584	$—	$—	$1,615,584

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the BICs classifications, which may differ from the Fund's compliance classification.

For the period of August 1, 2018, through October 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 10

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Small Cap Stock Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

11 | USAA Small Cap Stock Fund

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the

Notes to Portfolio of Investments | 12

market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$43,900,000	$—	$44,981,000

13 | USAA Small Cap Stock Fund

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,561,046,000 at October 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 8.0% of net assets at October 31, 2018.

E.Upcoming Regulatory Matters

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

F. Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

G. Subsequent Event

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Fund's respective investment objectives and principal investment strategies.

CATEGORIES AND DEFINITIONS

Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

Notes to Portfolio of Investments | 14

REITS Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, was out on loan as of October 31, 2018.

(c)Security was fair valued at October 31, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees.

(d)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(e)Security was classified as Level 3.

(f)Rate represents the money market fund annualized seven-day yield at October 31, 2018.

15 | USAA Small Cap Stock Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA SCIENCE & TECHNOLOGY FUND

OCTOBER 31, 2018

(Form N-Q)

48457-1218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Science & Technology Fund

October 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (98.2%)

COMMON STOCKS (98.0%)

Communications (19.1%)

Internet (18.6%)

185,013	Alibaba Group Holding Ltd. ADR(a)	$26,324
40,107	Alphabet, Inc. "A"(a)	43,740
34,382	Amazon.com, Inc.(a)	54,943
5,971	Booking Holdings, Inc.(a)	11,193
250,336	Etsy, Inc.(a)	10,644
99,215	Expedia Group, Inc.	12,444
103,071	Facebook, Inc. "A"(a)	15,645
108,727	GoDaddy, Inc. "A"(a)	7,956
29,774	Netflix, Inc.(a)	8,985
58,779	Spotify Technology S.A.(a)	8,799
754,712	Tencent Holdings Ltd.	25,696
35,500	VeriSign, Inc.(a)	5,060
268,677	Yandex N.V. "A"(a)	8,095
		239,524

Telecommunications (0.5%)

59,208 Motorola Solutions, Inc.	7,257
Total Communications	246,781

Consumer, Cyclical (0.2%)

Retail (0.2%)

25,359 Walgreens Boots Alliance, Inc.	2,023

Consumer, Non-cyclical (36.6%)

Biotechnology (4.2%)

167,518	Aduro Biotech, Inc.(a)	710
72,723	Alder Biopharmaceuticals, Inc.(a)	924
33,109	Alnylam Pharmaceuticals, Inc.(a)	2,663
42,596	Arena Pharmaceuticals, Inc.(a)	1,519
50,735	Assembly Biosciences, Inc.(a)	1,161
50,903	Audentes Therapeutics, Inc.(a)	1,435
14,164	Biogen, Inc.(a)	4,310
29,442	Bluebird Bio, Inc.(a)	3,377
47,064	Calithera Biosciences, Inc.(a)	222
9,052	Celgene Corp.(a)	648
93,555	Clearside Biomedical, Inc.(a)	507
74,115	Forty Seven, Inc.(a)	915
16,340	Genmab A/S(a)	2,239
117,332	GlycoMimetics, Inc.(a)	1,476
2,400	Guardant Health, Inc.(a)	80
29,944	Incyte Corp.(a)	1,941
19,356	Innate Pharma S.A.(a),(b)	162
102,870	Karyopharm Therapeutics, Inc.(a)	1,084
50,966	Loxo Oncology, Inc.(a)	7,781

1| USAA Science & Technology Fund

		Market
Number		Value
of Shares	Security	(000)

68,595	Medicines Co.(a)	$1,595
46,180	Neon Therapeutics, Inc.(a),(b)	271
64,903	Nightstar Therapeutics plc ADR(a)	656
40,066	Radius Health, Inc.(a)	634
2,085	Regeneron Pharmaceuticals, Inc.(a)	707
367,197	Rigel Pharmaceuticals, Inc.(a)	1,054
128,206	Seattle Genetics, Inc.(a)	7,196
27,700	Spark Therapeutics, Inc.(a),(b)	1,246
124,352	Syndax Pharmaceuticals, Inc.(a)	598
23,993	Ultragenyx Pharmaceutical, Inc.(a)	1,163
31,996	Vertex Pharmaceuticals, Inc.(a)	5,422
		53,696

Commercial Services (13.0%)

120,858	Equifax, Inc.	12,260
131,235	FleetCor Technologies, Inc.(a)	26,251
331,888	Global Payments, Inc.	37,912
76,277	HMS Holdings Corp.(a)	2,198
366,825	PayPal Holdings, Inc.(a)	30,883
221,337	Total System Services, Inc.	20,175
210,267	TransUnion	13,825
137,562	WEX, Inc.(a)	24,205
		167,709

Healthcare-Products (6.3%)

196,573	Abbott Laboratories	13,552
54,203	AtriCure, Inc.(a)	1,724
25,509	Baxter International, Inc.	1,595
331,671	Boston Scientific Corp.(a)	11,987
54,021	Danaher Corp.	5,370
35,635	Edwards Lifesciences Corp.(a)	5,260
75,238	Endologix, Inc.(a)	92
26,632	Globus Medical, Inc. "A"(a)	1,407
40,027	Intersect ENT, Inc.(a)	1,123
40,296	Koninklijke Philips N.V.	1,502
146,016	Medtronic plc	13,115
21,747	NuVasive, Inc.(a)	1,222
38,502	OraSure Technologies, Inc.(a)	535
105,659	Smith & Nephew plc	1,720
20,205	Stryker Corp.	3,278
993	Tecan Group AG	224
11,623	Teleflex, Inc.	2,798
41,628	Thermo Fisher Scientific, Inc.	9,726
44,568	Zimmer Biomet Holdings, Inc.	5,062
		81,292

Healthcare-Services (5.1%)

55,270	Acadia Healthcare Co., Inc.(a)	2,294
8,060	Aetna, Inc.	1,599
34,386	Anthem, Inc.	9,476
14,570	Centene Corp.(a)	1,899
838,905	China Resources Medical Holdings Co. Ltd.	577
9,606	Cigna Corp.	2,054
62,000	Evolus, Inc.(a),(b)	919
66,029	HCA Healthcare, Inc.	8,817
6,273	Humana, Inc.	2,010
13,025	ICON plc(a)	1,798
8,591	Molina Healthcare, Inc.(a)	1,089
32,773	NMC Health plc	1,480
35,333	Syneos Health, Inc.(a)	1,612
28,802	Teladoc Health, Inc.(a)	1,997
83,591	UnitedHealth Group, Inc.	21,846
24,211	Universal Health Services, Inc. "B"	2,943

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

11,295	WellCare Health Plans, Inc.(a)	$3,117
		65,527

Pharmaceuticals (8.0%)

29,177	Aimmune Therapeutics, Inc.(a)	775
125,551	Alkermes plc(a)	5,126
61,223	Allergan plc	9,674
95,896	Amneal Pharmaceuticals, Inc.(a),(b)	1,769
214,237	AstraZeneca plc ADR	8,308
224,929	Bristol-Myers Squibb Co.	11,368
34,695	Cardinal Health, Inc.	1,756
27,820	Chugai Pharmaceutical Co. Ltd.	1,635
78,706	Clementia Pharmaceuticals, Inc.(a),(b)	1,023
214,852	Coherus Biosciences, Inc.(a)	2,512
110,979	Cytokinetics, Inc.(a)	743
44,500	Daiichi Sankyo Co. Ltd.	1,701
48,856	Dermira, Inc.(a)	613
59,250	Eisai Co. Ltd.	4,942
6,700	Elanco Animal Health, Inc.(a)	204
98,394	Eli Lilly & Co.	10,670
64,311	G1 Therapeutics, Inc.(a)	2,573
18,307	Galapagos N.V.(a)	1,881
58,054	Global Blood Therapeutics, Inc.(a)	2,037
52,478	Heron Therapeutics, Inc.(a)	1,457
14,721	Hikma Pharmaceuticals plc	358
85,890	Ironwood Pharmaceuticals, Inc.(a)	1,125
17,480	Kala Pharmaceuticals, Inc.(a)	127
23,552	Laboratorios Farmaceuticos Rovi S.A.	435
27,428	McKesson Corp.	3,422
205,377	MediWound Ltd.(a)	1,191
77,594	Momenta Pharmaceuticals, Inc.(a)	971
111,017	Mylan N.V.(a)	3,469
72,988	MyoKardia, Inc.(a)	3,864
332,008	Nabriva Therapeutics plc(a)	657
26,915	Novartis AG	2,358
27,385	ObsEva S.A.(a)	430
85,970	Ono Pharmaceutical Co. Ltd.	1,960
92,614	PhaseBio Pharmaceuticals, Inc.(a)	472
114,959	Portola Pharmaceuticals, Inc.(a),(b)	2,264
70,487	Revance Therapeutics, Inc.(a)	1,534
888,435	Sino Biopharmaceutical Ltd.	796
17,015	Takeda Pharmaceutical Co. Ltd.	689
20,354	TESARO, Inc.(a),(b)	588
51,349	Teva Pharmaceutical Industries Ltd. ADR	1,026
152,493	Trevena, Inc.(a),(b)	139
21,960	Tricida, Inc.(a)	593
33,810	UCB S.A.	2,841
29,373	UroGen Pharma Ltd.(a),(b)	1,172
22,648	Zealand Pharma A/S ADR(a)	289
		103,537
	Total Consumer, Non-cyclical	471,761

Financial (5.5%)

Diversified Financial Services (5.5%)

55,032	Alliance Data Systems Corp.	11,346
430,532	Visa, Inc. "A"(b)	59,349
	Total Financial	70,695

Industrial (3.6%)

Aerospace/Defense (1.2%)

101,143 Harris Corp.	15,041

3| USAA Science & Technology Fund

		Market
Number		Value
of Shares	Security	(000)

Electronics (1.7%)

915,000	Chroma ATE, Inc.	$3,208
1,483,747	Flex Ltd.(a)	11,662
74,368	Itron, Inc.(a)	3,878
285,670	Yageo Corp.	2,913
		21,661

Machinery-Diversified (0.1%)

10,900 FANUC Corp.	1,906

Miscellaneous Manufacturers (0.6%)

954,360 Sunny Optical Technology Group Co. Ltd.	8,276
Total Industrial	46,884

Technology (33.0%)

Computers (3.8%)

59,256	Accenture plc "A"	9,340
105,691	Apple, Inc.	23,132
589,925	Genpact Ltd.	16,170
		48,642

Office/Business Equipment (0.8%)

62,473 Zebra Technologies Corp."A"(a)	10,389

Semiconductors (15.1%)

1,951,873	Advanced Micro Devices, Inc.(a)	35,544
108,750	ASPEED Technology, Inc.	1,604
77,045	Broadcom, Inc.	17,219
366,340	FormFactor, Inc.(a)	4,484
287,940	KLA-Tencor Corp.	26,358
165,819	Kulicke & Soffa Industries, Inc.	3,371
1,598,495	Marvell Technology Group Ltd.	26,231
114,703	Microchip Technology, Inc.	7,545
408,240	Micron Technology, Inc.(a)	15,399
41,952	NVIDIA Corp.	8,845
3,220,000	Sino-American Silicon Products, Inc.(a)	5,994
2,671,655	Taiwan Semiconductor Manufacturing Co. Ltd.	20,204
248,336	Teradyne, Inc.	8,555
86,105	Texas Instruments, Inc.	7,993
42,300	Tokyo Electron Ltd.	5,880
		195,226

Software (13.3%)

27,543	Athenahealth, Inc.(a)	3,513
27,790	Cerner Corp.(a)	1,592
162,686	Guidewire Software, Inc.(a)	14,474
511,832	Microsoft Corp.	54,669
746,800	Nexon Co. Ltd.(a)	8,511
253,556	Salesforce.com, Inc.(a)	34,798
128,709	ServiceNow, Inc.(a)	23,302
225,615	Workday, Inc. "A"(a)	30,011
		170,870
	Total Technology	425,127
	Total Common Stocks (cost: $997,373)	1,263,271

PREFERRED STOCKS (0.2%)

Communications (0.2%)

Internet (0.2%)

55,796 Uber Technologies, Inc.(a),(c),(d),(e) (cost: $866)	2,424
Total Equity Securities (cost: $998,239)	1,265,695

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

MONEY MARKET INSTRUMENTS (1.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.5%)

18,437,909 State Street Institutional Treasury Money Market Fund Premier Class, 2.09%(f)
(cost: $18,438)	$18,438

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)

3,283,721 Invesco Government & Agency Portfolio Institutional Class, 2.08%(f)				3,284
2,255,722 Western Asset Institutional Government Reserves Institutional Class, 2.07%(f)				2,255
Total Short-Term Investments Purchased with Cash Collateral from Securities
Loaned (cost: $5,539)				5,539
Total Investments (cost: $1,022,216)				$1,289,672
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 1,263,271	$—	$—	$1,263,271
Preferred Stocks	—	—	2,424	2,424
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	18,438	—	—	18,438
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	5,539	—	—	5,539
Total	$1,287,248	$—	$2,424	$1,289,672

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the BICs classifications, which may differ from the Fund's compliance classification.

For the period of August 1, 2018, through October 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

5| USAA Science & Technology Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Science & Technology Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

Notes to Portfolio of Investments | 6

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely

7| USAA Science & Technology Fund

used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$18,327,000	$13,160,000	$5,539,000

Notes to Portfolio of Investments | 8

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,288,304,000 at October 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 12.7% of net assets at October 31, 2018.

E.Upcoming Regulatory Matters

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

F. Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

G. Subsequent Event

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Fund's respective investment objectives and principal investment strategies.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, was out on loan as of October 31, 2018.

9| USAA Science & Technology Fund

(c)Security was fair valued at October 31, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $2,424,000, which represented 0.2% of the Fund's net assets.

(d)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(e)Security was classified as Level 3.

(f)Rate represents the money market fund annualized seven-day yield at October 31, 2018.

Notes to Portfolio of Investments | 10

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA SHORT-TERM BOND FUND

OCTOBER 31, 2018

(Form N-Q)

48444-1218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Short-Term Bond Fund

October 31, 2018 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (98.0%)

ASSET-BACKED SECURITIES (13.3%)

Asset Backed Securities (12.9%)

Automobile ABS (9.7%)

$10,000	AmeriCredit Automobile Receivables Trust	2.24%	4/08/2022 $	9,854
5,000	AmeriCredit Automobile Receivables Trust	3.65	5/09/2022	5,025
2,857	AmeriCredit Automobile Receivables Trust	3.15	3/20/2023	2,849
5,000	AmeriCredit Automobile Receivables Trust	2.60	9/18/2023	4,884
3,750	ARI Fleet Lease Trust(a)	2.55	10/15/2026	3,730
6,063	ARI Fleet Lease Trust(a)	2.84	10/15/2026	5,979
12,250	Avis Budget Rental Car Funding
	AESOP, LLC(a)	2.96	7/20/2020	12,225
4,188	Avis Budget Rental Car Funding
	AESOP, LLC(a)	3.75	7/20/2020	4,192
3,381	Avis Budget Rental Car Funding
	AESOP, LLC(a)	2.50	2/20/2021	3,349
3,500	Avis Budget Rental Car Funding
	AESOP, LLC(a)	3.29	2/20/2021	3,482
2,827	Avis Budget Rental Car Funding
	AESOP, LLC(a)	4.94	6/20/2022	2,859
4,850	Bank of The West Auto Trust(a)	1.66	9/15/2020	4,847
5,455	Bank of The West Auto Trust(a)	2.33	9/15/2023	5,304
5,000	Bank of The West Auto Trust(a),(b)	3.59	12/15/2023	4,999
9,425	California Republic Auto Receivables Trust	2.57	11/16/2020	9,392
4,576	California Republic Auto Receivables Trust	2.53	6/15/2021	4,541
1,250	Canadian Pacer Auto Receivables Trust(a)	3.63	1/19/2024	1,248
2,384	Centre Point Funding, LLC(a)	2.61	8/20/2021	2,357
3,000	Chesapeake Funding II, LLC(a)	3.04	4/15/2030	2,991
5,000	Chesapeake Funding II, LLC(a)	3.23	8/15/2030	4,985
4,402	Credit Acceptance Auto Loan Trust(a)	4.29	11/15/2024	4,428
3,030	Credit Acceptance Auto Loan Trust(a)	3.01	2/16/2027	2,996
11,000	Credit Acceptance Auto Loan Trust(a)	3.60	4/15/2027	10,895
2,348	Credit Acceptance Auto Loan Trust(a)	3.55	8/15/2027	2,345
1,750	Drive Auto Receivables Trust	2.78	10/15/2020	1,750
1,343	Drive Auto Receivables Trust	2.36	3/15/2021	1,343
10,000	Drive Auto Receivables Trust	3.22	3/15/2023	9,976
3,500	Drive Auto Receivables Trust	3.66	11/15/2024	3,505
2,325	Enterprise Fleet Financing, LLC(a)	2.04	2/22/2022	2,293
3,906	Enterprise Fleet Financing, LLC(a)	2.13	7/20/2022	3,884
10,000	Enterprise Fleet Financing, LLC(a)	2.60	7/20/2022	9,916
1,261	Enterprise Fleet Financing, LLC(a)	1.97	1/20/2023	1,251
2,344	Enterprise Fleet Financing, LLC(a)	2.36	5/20/2023	2,291
1,368	Exeter Automobile Receivables Trust(a)	4.10	12/15/2020	1,373
3,820	Exeter Automobile Receivables Trust(a)	4.93	12/15/2020	3,828
6,575	Exeter Automobile Receivables Trust(a)	5.69	4/15/2021	6,654
1,941	Exeter Automobile Receivables Trust(a)	2.05	12/15/2021	1,932
3,175	Exeter Automobile Receivables Trust(a)	5.83	12/15/2021	3,233
4,136	Exeter Automobile Receivables Trust(a)	2.90	1/18/2022	4,131
5,000	Exeter Automobile Receivables Trust(a)	2.75	4/15/2022	4,973
2,926	Exeter Automobile Receivables Trust(a)	2.82	5/16/2022	2,909

1| USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$4,209	Exeter Automobile Receivables Trust(a)	3.27%	5/16/2022 $	4,195
4,000	Exeter Automobile Receivables Trust(a)	3.97	9/15/2023	4,006
4,312	GM Financial Consumer Automobile
	Receivables Trust	2.08	1/19/2021	4,296
3,000	Huntington Auto Trust "C"	2.15	6/15/2021	2,999
8,000	OneMain Direct Auto Receivables Trust(a)	2.55	11/14/2023	7,880
5,000	OSCAR U.S. Funding Trust IX, LLC(a)	3.15	8/10/2021	4,998
5,000	OSCAR U.S. Funding Trust IX, LLC(a)	3.39	9/12/2022	4,989
3,980	OSCAR U.S. Funding Trust VII, LLC(a)	2.45	12/10/2021	3,926
5,000	OSCAR U.S. Funding Trust VIII, LLC(a)	3.23	5/10/2022	4,978
4,000	OSCAR US Funding Trust VI, LLC(a)	3.30	5/10/2024	3,987
2,500	Prestige Auto Receivables Trust(a)	2.98	11/16/2020	2,501
3,461	Prestige Auto Receivables Trust(a)	2.40	4/15/2021	3,458
3,000	Prestige Auto Receivables Trust(a)	3.05	4/15/2021	2,999
2,500	Prestige Auto Receivables Trust(a)	2.39	5/16/2022	2,470
2,468	Prestige Auto Receivables Trust(a)	2.88	11/15/2022	2,451
4,000	Santander Drive Auto Receivables Trust	2.66	11/15/2021	3,986
2,418	Santander Drive Auto Receivables Trust	2.74	12/15/2021	2,417
4,792	Santander Drive Auto Receivables Trust	3.52	12/15/2022	4,795
5,000	Securitized Term Auto Receivables Trust(a)	2.21	6/25/2021	4,947
3,906	Securitized Term Auto Receivables Trust(a)	2.29	3/25/2022	3,840
5,000	SunTrust Auto Receivables Trust "B"(a)	2.20	2/15/2021	4,968
8,000	SunTrust Auto Receivables Trust "C"(a)	2.50	4/15/2021	7,961
3,051	TCF Auto Receivables Owner Trust(a)	2.55	4/15/2021	3,046
7,500	TCF Auto Receivables Owner Trust "B"(a)	2.49	4/15/2021	7,486
5,000	TCF Auto Receivables Owner Trust "B"(a)	2.92	10/17/2022	4,926
5,706	Westlake Automobile Receivables Trust(a)	2.67	5/17/2021	5,673
3,000	Westlake Automobile Receivables Trust(a)	2.30	10/17/2022	2,995
1,430	Westlake Automobile Receivables Trust(a)	2.70	10/17/2022	1,426
2,000	Westlake Automobile Receivables Trust(a)	3.28	12/15/2022	1,976
3,000	Westlake Automobile Receivables Trust(a)	3.61	10/16/2023	2,997
5,000	Wheels SPV, LLC(a)	1.87	5/20/2025	4,950
4,000	World Omni Auto Receivables Trust	3.87	8/15/2025	4,004
				317,524

Credit Card ABS (0.8%)

5,000	Master Credit Card Trust "A"(a)	2.26	7/21/2021	4,947
4,565	Synchrony Credit Card Master Note Trust	2.95	5/15/2024	4,465
15,000	Synchrony Credit Card Master Note Trust
	"C"	2.56	6/15/2023	14,751
				24,163

Other ABS (1.8%)

1,951	BCC Funding XIII, LLC(a)	4.78	8/20/2022	1,979
9,000	BCC Funding XIV, LLC(a)	2.96	6/20/2023	8,952
5,500	CNH Equipment Trust	2.14	8/15/2022	5,482
1,200	CNH Equipment Trust	2.47	12/16/2024	1,169
1,500	Dell Equipment Finance Trust(a)	2.14	4/22/2022	1,495
1,000	Dell Equipment Finance Trust(a)	2.95	4/22/2022	994
2,750	Dell Equipment Finance Trust(a)	3.24	7/22/2022	2,751
1,750	Dell Equipment Finance Trust(a)	2.73	10/24/2022	1,724
2,165	Element Rail Leasing I, LLC(a)	2.30	4/19/2044	2,141
12,000	Element Rail Leasing I, LLC(a)	3.67	4/19/2044	11,931
5,000	GreatAmerica Leasing Receivables
	Funding, LLC(a)	2.83	6/17/2024	4,929
5,789	MMAF Equipment Finance, LLC(a)	1.93	7/16/2021	5,763
2,900	MMAF Equipment Finance, LLC(a)	2.41	8/16/2024	2,816
2,694	NP SPE II, LLC(a)	3.37	10/21/2047	2,630
2,249	SCF Equipment Leasing, LLC(a)	3.41	12/20/2023	2,233
3,020	Trinity Rail Leasing, LP(a)	2.27	1/15/2043	2,932
				59,921

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Student Loan ABS (0.6%)

$5,466	CIT Education Loan Trust (3 mo. LIBOR +
	0.30%)(a)	2.67%(c)	6/25/2042 $	5,068
1,672	College Loan Corp. Trust (3 mo. LIBOR +
	0.49%)	2.93(c)	1/15/2037	1,574
3,669	Collegiate Funding Services Education
	Loan Trust (3 mo. LIBOR + 0.32%)	2.71(c)	3/28/2035	3,407
2,418	Iowa Student Loan Liquidity Corp. (3 mo.
	LIBOR + 0.35%)	2.72(c)	9/25/2037	2,218
1,126	Nelnet Student Loan Trust (3 mo. LIBOR +
	0.28%)	2.65(c)	9/22/2037	1,092
5,500	SLM Private Education Loan Trust(a)	2.50	3/15/2047	5,464
798	SLM Student Loan Trust (3 mo. LIBOR +
	0.55%)	3.04(c)	10/25/2065	764
				19,587
	Total Asset Backed Securities			421,195

Financial (0.4%)

REITS (0.4%)

5,000	SBA Tower Trust(a)	2.90	10/15/2044	4,973
10,000	SBA Tower Trust(a)	3.45	3/15/2048	9,797
	Total Financial			14,770
	Total Asset-Backed Securities (cost: $438,375)			435,965
	BANK LOANS (4.2%)(d)
	Communications (0.4%)
	Internet (0.3%)
9,299	Symantec Corp. (1 mo. LIBOR + 1.50%)	3.81	7/28/2019	9,287
	Telecommunications (0.1%)
3,818	AT&T, Inc. (1 mo. LIBOR + 1.13%)	3.40	12/14/2020	3,815
	Total Communications			13,102
	Consumer, Cyclical (1.0%)
	Airlines (0.1%)
4,802	American Airlines, Inc. (1 mo. LIBOR +
	2.00%)	4.28	12/14/2023	4,776
	Apparel (0.0%)
1,049	Phillips-Van Heusen Corp. (1 mo. LIBOR +
	1.50%)	3.79	5/19/2021	1,050
	Auto Parts & Equipment (0.2%)
3,750	Goodyear Tire & Rubber Company (The)
	(1 mo. LIBOR + 2.00%)	4.28	3/07/2025	3,731
1,250	Goodyear Tire & Rubber Company (The)
	(1 mo. LIBOR + 2.00%)	4.44	3/07/2025	1,244
				4,975
	Food Service (0.2%)
5,332	Aramark Services, Inc. (1 mo. LIBOR +
	1.75%)	4.05	3/28/2024	5,337
1,087	Aramark Services, Inc. (1 mo. LIBOR +
	1.75%)	4.05	3/11/2025	1,089
				6,426

3| USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Lodging (0.3%)

$9,603 Las Vegas Sands, LLC (1 mo. LIBOR +
1.75%)	4.05%	3/27/2025 $	9,579

Retail (0.2%)

6,841 Petsmart, Inc. (1 mo. LIBOR + 3.00%)	5.28	3/11/2022	5,819
Total Consumer, Cyclical			32,625

Consumer, Non-cyclical (1.4%)

Food (0.2%)

1,170	JBS USA, LLC (3 mo. LIBOR + 2.50%)	4.84	10/30/2022	1,172
6,710	JBS USA, LLC (3 mo. LIBOR + 2.50%)	4.89	10/30/2022	6,720
				7,892

Healthcare-Products (0.1%)

1,910 Zimmer Holdings, Inc. (1 mo. LIBOR +
1.38%)	3.68	5/29/2019	1,908

Healthcare-Services (0.6%)

14,922	DaVita, Inc. (1 mo. LIBOR + 2.75%)	5.05	6/24/2021	14,969
4,479	HCA Inc. (1 mo. LIBOR + 1.50%)	3.80	6/10/2020	4,495
				19,464

Pharmaceuticals (0.5%)

15,903 Express Scripts, Inc. (1 mo. LIBOR +
1.13%)	3.43	4/28/2020	15,864
Total Consumer, Non-cyclical			45,128

Financial (0.7%)

REITS (0.7%)

10,000	American Tower Corp. (1 mo. LIBOR +
	0.88%)	3.18	3/29/2019	10,003
12,686	Sabra Health Care Ltd. (1 mo. LIBOR +
	1.45%)	3.74	8/17/2020	12,623
	Total Financial			22,626

Industrial (0.3%)

Aerospace/Defense (0.1%)

2,519 Rockwell Collins, Inc. (1 mo. LIBOR +
1.25%)	3.53	12/16/2019	2,513

Packaging & Containers (0.2%)

8,750 Berry Global, Inc. (1 mo. LIBOR +
1.75%) (b)	—(e)	2/08/2020	8,748
Total Industrial			11,261

Technology (0.4%)

Computers (0.3%)

6,674	Dell International, LLC (1 mo. LIBOR +
	1.50%)	3.81	12/31/2018	6,674
4,935	Dell International, LLC (1 mo. LIBOR +
	1.75%)	4.06	9/07/2021	4,934
				11,608

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Semiconductors (0.1%)

$2,600 Analog Devices, Inc. (1 mo. LIBOR +
1.13%)	3.37%	9/23/2019 $	2,602
Total Technology			14,210
Total Bank Loans (cost: $139,999)			138,952

COLLATERALIZED LOAN OBLIGATIONS (1.3%)

Asset Backed Securities (1.3%)

1,500	American Money Management Corp. (3
	mo. LIBOR + 1.50%)(a)	3.94(c)	10/15/2028	1,501
3,000	Annisa Ltd. (3 mo. LIBOR + 1.10%)(a)	3.55(c)	7/20/2031	3,002
6,750	Madison Park Funding XI Ltd. (3 mo.
	LIBOR + 1.16%)(a)	3.64(c)	7/23/2029	6,755
10,500	Oaktree EIF Ltd. (3 mo. LIBOR + 2.00%)(a)	4.47(c)	10/20/2027	10,503
4,601	Palmer Square Loan Funding 2018-2 Ltd.
	(3 mo. LIBOR + 0.65%)(a)	3.09(c)	7/15/2026	4,566
1,970	Palmer Square Loan Funding 2018-2 Ltd.
	(3 mo. LIBOR + 1.05%)(a)	3.49(c)	7/15/2026	1,951
4,500	Race Point Ltd. (3 mo. LIBOR + 1.10%)(a)	3.59(c)	7/25/2031	4,503
2,500	TIAA Ltd. (3 mo. LIBOR + 1.28%)(a)	3.75(c)	4/20/2029	2,502
3,250	Trinitas Ltd. (3 mo. LIBOR + 1.70%)	4.19(c)	10/25/2028	3,251
5,000	Trinitas Ltd. (3 mo. LIBOR + 1.32%)(a)	3.81(c)	7/25/2029	5,008
	Total Asset Backed Securities			43,542
	Total Collateralized Loan Obligations (cost: $43,542)			43,542

COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

Mortgage Securities (0.1%)

2,774 Sequoia Mortgage Trust (a) (cost: $2,811)	3.00(f)	5/25/2043	2,606

COMMERCIAL MORTGAGE SECURITIES (2.2%)

Mortgage Securities (2.2%)

Commercial MBS (2.2%)

4,000	BTH-21 Mortgage-Backed Securities Trust
	(1 mo. LIBOR + 2.50%)(a)	4.46(c)	10/07/2021	4,004
2,495	Citigroup Commercial Mortgage Trust	2.63	9/10/2045	2,484
4,300	Commercial Mortgage Trust (1 mo. LIBOR
	+ 1.60%)(a)	3.88(c)	2/13/2032	4,305
2,228	Commercial Mortgage Trust	5.67(f)	7/10/2038	2,230
61,714	Commercial Mortgage Trust (g),(h)	1.65(f)	8/15/2045	3,111
61,650	Commercial Mortgage Trust (g),(h)	1.79(f)	10/15/2045	3,164
4,130	FREMF Mortgage Trust (a)	3.02(f)	10/25/2047	4,117
4,730	GS Mortgage Securities Corp.	3.42	10/10/2032	4,680
5,000	GS Mortgage Securities Corp. (a)	2.86	5/10/2034	4,879
5,297	GS Mortgage Securities Trust (a)	4.95	1/10/2045	5,500
26,583	GS Mortgage Securities Trust (g),(h)	2.21(f)	5/10/2045	1,199
23,674	GS Mortgage Securities Trust (g),(h)	1.96(f)	11/10/2045	1,519
22,159	J.P.Morgan Chase Commercial Mortgage
	Securities Trust (g),(h)	1.78(f)	10/15/2045	1,192
982	LSTAR Commercial Mortgage Trust (a)	2.42	3/10/2050	963
23,560	Morgan Stanley Bank of America Merrill
	Lynch Trust (a),(g),(h)	1.63(f)	11/15/2045	1,197
1,184	Morgan Stanley Capital I Trust (h)	5.24(f)	10/12/2052	1,193
91,010	UBS Commercial Mortgage Trust (a),(g),(h)	2.07(f)	5/10/2045	5,192
24,448	UBS-Barclays Commercial Mortgage
	Trust (a),(g),(h)	1.84(f)	8/10/2049	1,413
1,986	UBS-Barclays Commercial Mortgage Trust	2.73	8/10/2049	1,981
26,765	Wells Fargo Commercial Mortgage
	Trust (a),(g),(h)	1.78(f)	10/15/2045	1,525

5| USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$15,000	WFRBS Commercial Mortgage Trust (a)	4.90%(f)	6/15/2044 $	15,483
	Total Mortgage Securities			71,331
	Total Commercial Mortgage Securities (cost: $63,399)			71,331

CORPORATE OBLIGATIONS (51.4%)

Basic Materials (1.9%)

Chemicals (1.3%)

5,000	CF Industries, Inc. (a)	3.40	12/01/2021	4,904
7,665	Ei Du Pont De Nemours & Co.	2.20	5/01/2020	7,573
4,473	Huntsman International, LLC	4.88	11/15/2020	4,513
16,935	INVISTA Finance, LLC (a)	4.25	10/15/2019	17,055
5,000	Mosaic Co.	3.25	11/15/2022	4,856
5,000	Sherwin-Williams Co.	2.75	6/01/2022	4,816
				43,717

Iron/Steel (0.5%)

9,350	Carpenter Technology Corp.	5.20	7/15/2021	9,504
8,403	Reliance Steel & Aluminum Co.	4.50	4/15/2023	8,457
				17,961

Mining (0.1%)

2,000 Freeport-McMoRan, Inc.	3.10	3/15/2020	1,973
Total Basic Materials			63,651

Communications (4.1%)

Media (1.1%)

18,000	Charter Communications Operating, LLC /
	Charter Communications Operating
	Capital	3.58	7/23/2020	17,978
5,000	Comcast Corp.	3.30	10/01/2020	4,999
8,550	CSC Holdings, LLC	8.63	2/15/2019	8,657
2,000	CSC Holdings, LLC (a)	10.13	1/15/2023	2,181
1,041	Time Warner Cable, LLC	5.00	2/01/2020	1,058
				34,873

Telecommunications (3.0%)

9,062	Anixter, Inc.	5.63	5/01/2019	9,170
15,000	AT&T, Inc.	2.45	6/30/2020	14,776
10,000	AT&T, Inc.	3.20	3/01/2022	9,833
5,000	Centel Capital Corp.	9.00	10/15/2019	5,201
3,600	CenturyLink, Inc.	6.45	6/15/2021	3,695
20,934	Hughes Satellite Systems Corp.	6.50	6/15/2019	21,263
9,446	Sprint Communications, Inc. (a)	9.00	11/15/2018	9,477
11,700	Sprint Spectrum Co., LLC / Sprint
	Spectrum Co. II, LLC / Sprint Spectrum
	Co. III, LLC (a)	3.36	3/20/2023	11,612
5,000	T-Mobile USA, Inc.	6.50	1/15/2024	5,187
10,000	Verizon Communications, Inc.	3.13	3/16/2022	9,865
				100,079
	Total Communications			134,952

Consumer, Cyclical (2.9%)

Airlines (1.4%)

4,607	American Airlines, Inc. Pass-Through Trust	4.38	4/01/2024	4,579
8,491	American Airlines, Inc. Pass-Through Trust	4.40	3/22/2025	8,433
7,660	Continental Airlines, Inc. Pass-Through
	Trust	5.50	4/29/2022	7,800
10,000	Delta Air Lines, Inc.	2.88	3/13/2020	9,911
3,165	United Airlines, Inc. Pass-Through Trust	5.38	2/15/2023	3,244
1,128	United Airlines, Inc. Pass-Through Trust	4.63	3/03/2024	1,132

Portfolio of Investments | 6

Principal					Market
Amount			Coupon		Value
(000)		Security	Rate	Maturity	(000)

	$361	US Airways Group, Inc. Pass-Through
		Trust (INS - MBIA Insurance Corp.)	7.08%	9/20/2022 $	384
10,996		US Airways Group, Inc. Pass-Through
		Trust	5.38	5/15/2023	11,228
					46,711

Auto Manufacturers (0.3%)

5,000	Ford Motor Credit Co., LLC	2.94	1/08/2019	4,999
5,000	Hyundai Capital America (a)	2.75	9/18/2020	4,902
				9,901

Home Builders (0.7%)

10,000	Lennar Corp.	2.95	11/29/2020	9,750
12,142	Toll Brothers Finance Corp.	4.00	12/31/2018	12,127
				21,877

Retail (0.5%)

5,000	McDonald's Corp.	3.35	4/01/2023	4,922
3,000	QVC, Inc.	3.13	4/01/2019	2,994
8,000	Walgreens Boots Alliance, Inc.	2.70	11/18/2019	7,961
				15,877
	Total Consumer, Cyclical			94,366

Consumer, Non-cyclical (7.9%)

Agriculture (0.5%)

2,500	Cargill, Inc. (a)	3.25	3/01/2023	2,461
10,000	Philip Morris International, Inc.	2.63	2/18/2022	9,739
5,000	Philip Morris International, Inc.	2.38	8/17/2022	4,787
				16,987

Beverages (0.5%)

2,600	Constellation Brands, Inc.	2.70	5/09/2022	2,500
7,896	Constellation Brands, Inc.	2.65	11/07/2022	7,567
3,000	Constellation Brands, Inc.	3.20	2/15/2023	2,910
5,000	Molson Coors Brewing Co.	2.10	7/15/2021	4,790
				17,767

Biotechnology (0.6%)

5,000	Amgen, Inc.	2.25	8/19/2023	4,669
10,000	Celgene Corp.	2.75	2/15/2023	9,520
5,000	Celgene Corp.	3.25	2/20/2023	4,852
				19,041

Commercial Services (0.3%)

1,650	Art Institute of Chicago	2.48	3/01/2019	1,646
2,500	ERAC USA Finance, LLC (a)	2.80	11/01/2018	2,500
5,000	Moody's Corp.	2.75	12/15/2021	4,881
				9,027

Food (1.9%)

5,000	Conagra Brands, Inc. (3 mo. LIBOR +
	0.75%) (i)	3.22(c)	10/22/2020	5,004
5,000	J.M. Smucker Co.	2.50	3/15/2020	4,956
20,000	Kraft Heinz Foods Co. (a)	4.88	2/15/2025	20,306
10,000	McCormick & Co., Inc.	2.70	8/15/2022	9,626
3,000	Mondelez International Holdings
	Netherlands B.V. (a)	1.63	10/28/2019	2,951
11,792	Mondelez International Holdings
	Netherlands B.V. (a)	2.00	10/28/2021	11,231
5,000	Nestle Holdings, Inc. (a)	3.35	9/24/2023	4,970
2,010	SUPERVALU, Inc. (j)	7.75	11/15/2022	2,095

7| USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$2,605	Tyson Foods, Inc.	4.50%	6/15/2022 $	2,666
				63,805

Healthcare-Products (0.5%)

8,300	Becton Dickinson & Co.	2.40	6/05/2020	8,168
5,000	Becton Dickinson & Co. (3 mo. LIBOR +
	0.88%)	3.26(c)	12/29/2020	5,005
4,500	Medtronic, Inc.	2.50	3/15/2020	4,460
				17,633

Healthcare-Services (1.1%)

3,000	ACTS Retirement-Life Communities, Inc.	2.18	11/16/2018	2,999
750	ACTS Retirement-Life Communities, Inc.	2.47	11/16/2019	741
10,000	HCA, Inc.	6.50	2/15/2020	10,350
5,000	HCA, Inc.	5.88	3/15/2022	5,244
2,702	Laboratory Corp. of America Holdings	2.50	11/01/2018	2,702
10,200	Laboratory Corp. of America Holdings	3.20	2/01/2022	10,055
750	Orlando Health Obligated Group	2.72	10/01/2019	745
2,000	SSM Health Care Corp.	3.69	6/01/2023	1,999
				34,835

Household Products/Wares (0.3%)

10,000 Church & Dwight Co., Inc.	2.45	12/15/2019	9,931

Pharmaceuticals (2.2%)

10,000	AbbVie, Inc.	2.30	5/14/2021	9,695
5,000	AbbVie, Inc.	3.75	11/14/2023	4,958
5,000	Allergan Funding SCS	3.00	3/12/2020	4,984
4,615	Bausch Health Cos, Inc. (a)	7.50	7/15/2021	4,696
5,000	CVS Health Corp.	2.13	6/01/2021	4,822
10,000	CVS Health Corp.	3.70	3/09/2023	9,876
4,500	Elanco Animal Health, Inc. (a)	3.91	8/27/2021	4,503
1,667	Elanco Animal Health, Inc. (a)	4.27	8/28/2023	1,661
5,000	Express Scripts Holding Co.	3.00	7/15/2023	4,801
5,000	Mead Johnson Nutrition Co.	3.00	11/15/2020	4,967
2,750	Mylan NV	2.50	6/07/2019	2,737
5,000	Shire Acquisitions Investments Ireland
	Designated Activity Co.	1.90	9/23/2019	4,939
8,135	Zoetis, Inc.	3.25	2/01/2023	7,976
				70,615
	Total Consumer, Non-cyclical			259,641

Energy (6.6%)

Oil & Gas (1.5%)

10,000	Chesapeake Energy Corp. (a)	8.00	12/15/2022	10,470
5,000	Chevron Corp.	2.42	11/17/2020	4,931
11,998	Continental Resources, Inc.	5.00	9/15/2022	12,129
5,000	Devon Energy Corp.	4.00	7/15/2021	5,016
5,105	Marathon Petroleum Corp. (a)	5.38	10/01/2022	5,193
5,000	Marathon Petroleum Corp. (a)	5.13	4/01/2024	5,098
6,300	Southwestern Energy Co.	5.30	1/23/2020	6,379
				49,216

Oil & Gas Services (0.1%)

3,215 Weatherford International, Ltd.	5.13	9/15/2020	2,829

Pipelines (5.0%)

203	Alliance Pipeline, LP (a)	7.00	12/31/2019	205
11,500	Andeavor Logistics, LP / Tesoro Logistics
	Finance Corp.	5.50	10/15/2019	11,732
4,607	Andeavor Logistics, LP / Tesoro Logistics
	Finance Corp.	6.25	10/15/2022	4,757

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$5,691	Andeavor Logistics, LP / Tesoro Logistics
	Finance Corp.	3.50%	12/01/2022 $	5,561
5,040	Boardwalk Pipelines, LP	5.75	9/15/2019	5,140
1,236	Buckeye Partners, LP	2.65	11/15/2018	1,236
10,000	Columbia Pipeline Group, Inc.	3.30	6/01/2020	9,962
5,000	DCP Midstream Operating, LP (a)	5.35	3/15/2020	5,069
5,000	DCP Midstream Operating, LP (a)	4.75	9/30/2021	5,025
9,306	Enable Oklahoma Intrastate
	Transmission, LLC (a)	6.25	3/15/2020	9,579
2,000	Enbridge Energy Partners, LP	9.88	3/01/2019	2,046
11,845	Energy Transfer Equity, LP	7.50	10/15/2020	12,570
1,000	Energy Transfer Operating, LP	9.70	3/15/2019	1,024
5,000	Energy Transfer Operating, LP	4.15	10/01/2020	5,045
5,000	Energy Transfer Operating, LP	4.20	9/15/2023	4,981
15,180	EnLink Midstream Partners, LP	2.70	4/01/2019	15,086
7,000	Enterprise Products Operating, LLC	2.55	10/15/2019	6,962
5,000	Enterprise Products Operating, LLC	2.80	2/15/2021	4,929
10,000	EQM Midstream Partners, LP	4.75	7/15/2023	10,111
3,713	NuStar Logistics, LP	4.80	9/01/2020	3,713
5,000	ONEOK Partners, LP	3.80	3/15/2020	5,017
10,000	Plains All American Pipeline, LP / PAA
	Finance Corp.	2.60	12/15/2019	9,912
6,000	Rockies Express Pipeline, LLC (a)	6.00	1/15/2019	6,030
13,556	Rockies Express Pipeline, LLC (a)	5.63	4/15/2020	13,918
4,700	Sabine Pass Liquefaction, LLC	5.63	2/01/2021	4,865
				164,475
	Total Energy			216,520

Financial (17.0%)

Banks (8.3%)

8,000	Allfirst Preferred Capital Trust (3 mo.
	LIBOR + 1.50%)	3.94(c)	7/15/2029	7,670
13,000	Associated Banc-Corp.	2.75	11/15/2019	12,929
10,000	Associated Bank N.A. / Green Bay WI	3.50	8/13/2021	9,920
3,000	Bank of America Corp.	2.15	11/09/2020	2,929
10,000	Bank of America Corp.	5.00	5/13/2021	10,355
5,000	Bank of America Corp. (3 mo. LIBOR +
	0.66%)	2.37(k)	7/21/2021	4,905
5,000	Bank of America Corp. (3 mo. LIBOR +
	0.63%)	2.33(k)	10/01/2021	4,882
5,000	Bank of America Corp. (3 mo. LIBOR +
	1.16%)	3.12(k)	1/20/2023	4,888
1,955	BB&T Corp.	4.25	9/30/2024	1,989
16,300	Cadence BanCorp (a)	4.88	6/28/2019	16,313
5,000	Capital One Financial Corp.	2.50	5/12/2020	4,931
5,000	Capital One Financial Corp.	3.05	3/09/2022	4,883
5,000	Citigroup, Inc. (3 mo. LIBOR + 0.72%)	3.14(k)	1/24/2023	4,885
15,000	Citizens Bank, N.A.	2.55	5/13/2021	14,604
2,000	City National Bank of Los Angeles	5.38	7/15/2022	2,089
10,000	Comerica Bank	2.50	6/02/2020	9,868
5,000	Compass Bank	2.75	9/29/2019	4,979
2,874	Compass Bank	5.50	4/01/2020	2,946
3,750	Compass Bank	2.88	6/29/2022	3,596
5,000	Discover Bank	3.10	6/04/2020	4,963
15,000	First Republic Bank	2.38	6/17/2019	14,940
9,750	Fulton Financial Corp.	3.60	3/16/2022	9,541
5,000	Huntington National Bank	2.38	3/10/2020	4,940
5,000	J.P.Morgan Chase & Co. (3 mo. LIBOR +
	0.94%)	2.78(c)	4/25/2023	4,841
5,000	KeyBank, N.A.	2.30	9/14/2022	4,764
5,000	Manufacturers & Traders Trust Co.	2.05	8/17/2020	4,893
10,000	MUFG Americas Holdings Corp.	2.25	2/10/2020	9,918
15,000	PNC Bank, N.A.	2.63	2/17/2022	14,564
5,000	Regions Bank	2.75	4/01/2021	4,912

9| USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$10,000	Regions Financial Corp.	3.20%	2/08/2021 $	9,919
15,000	Santander Holdings USA, Inc.	3.70	3/28/2022	14,756
10,000	SunTrust Bank	3.00	2/02/2023	9,726
5,000	SunTrust Banks, Inc.	2.90	3/03/2021	4,926
10,000	U.S. Bank, N.A.	2.85	1/23/2023	9,712
10,000	Wells Fargo & Co.	3.07	1/24/2023	9,695
5,000	Wells Fargo Bank, N.A.	2.60	1/15/2021	4,906
				271,477

Diversified Financial Services (2.0%)

5,000	Air Lease Corp.	2.13	1/15/2020	4,923
5,000	Air Lease Corp.	3.50	1/15/2022	4,947
8,010	Aircastle Ltd.	4.63	12/15/2018	8,026
5,000	Aircastle Ltd.	4.40	9/25/2023	4,966
9,136	Ally Financial, Inc.	3.50	1/27/2019	9,136
6,600	Ally Financial, Inc.	4.13	3/30/2020	6,625
5,643	Capital One Bank USA, N.A.	8.80	7/15/2019	5,860
4,500	Navient Corp.	8.00	3/25/2020	4,708
12,659	Synchrony Financial	2.60	1/15/2019	12,643
5,000	Synchrony Financial	4.25	8/15/2024	4,755
				66,589

Insurance (1.8%)

5,000	Assurant, Inc. (3 mo. LIBOR + 1.25%)	3.62(c)	3/26/2021	5,007
5,000	Assurant, Inc.	4.20	9/27/2023	4,978
5,000	Berkshire Hathaway, Inc.	2.20	3/15/2021	4,899
5,000	Metropolitan Life Global Funding I (a)	3.45	10/09/2021	4,991
16,400	Nuveen Finance, LLC (a)	2.95	11/01/2019	16,372
10,575	Reliance Standard Life Global Funding
	II (a)	2.50	1/15/2020	10,470
5,000	Reliance Standard Life Global Funding
	II (a)	3.85	9/19/2023	4,974
5,366	StanCorp Financial Group, Inc.	5.00	8/15/2022	5,527
				57,218

Investment Companies (1.4%)

19,500	Ares Capital Corp.	4.88	11/30/2018	19,528
24,000	FS Investment Corp.	4.00	7/15/2019	24,050
2,574	FS Investment Corp.	4.25	1/15/2020	2,583
				46,161

REITS (2.6%)

10,000	American Tower Corp.	3.40	2/15/2019	10,012
7,855	CoreCivic, Inc.	4.13	4/01/2020	7,826
5,000	Healthcare Trust of America Holdings, LP	2.95	7/01/2022	4,831
2,950	Nationwide Health Properties, Inc. (Put
	Date 10/01/2027) (l)	6.90	10/01/2037	3,521
10,000	Realty Income Corp.	3.25	10/15/2022	9,854
8,000	Sabra Health Care, LP / Sabra Capital
	Corp.	5.38	6/01/2023	8,000
10,750	Select Income REIT	3.60	2/01/2020	10,687
5,000	Senior Housing Properties Trust	3.25	5/01/2019	5,000
6,890	Senior Housing Properties Trust	6.75	12/15/2021	7,299
2,612	SL Green Operating Partnership, LP	3.25	10/15/2022	2,521
5,000	SL Green Realty Corp.	4.50	12/01/2022	5,038
6,250	Starwood Property Trust, Inc. (a)	3.63	2/01/2021	6,086
2,122	VEREIT Operating Partnership, LP	3.00	2/06/2019	2,121
2,505	Welltower, Inc.	4.13	4/01/2019	2,510
				85,306

Savings & Loans (0.9%)

5,000	First Niagara Financial Group, Inc.	6.75	3/19/2020	5,217
500	Flagstar Bancorp., Inc.	6.13	7/15/2021	520

Portfolio of Investments | 10

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$9,500	People's United Financial, Inc.	3.65%	12/06/2022 $	9,389
14,700	Sterling Bancorp.	3.50	6/08/2020	14,610
				29,736
	Total Financial			556,487

Government (0.1%)

Municipal (0.1%)

2,500 Horace Mann School	2.48	7/01/2022	2,401

Industrial (4.0%)

Aerospace/Defense (1.0%)

4,984	Arconic, Inc.	6.15	8/15/2020	5,146
4,000	Arconic, Inc.	5.40	4/15/2021	4,055
5,000	General Dynamics Corp.	1.88	8/15/2023	4,642
5,000	Harris Corp.	2.70	4/27/2020	4,946
7,898	KLX, Inc. (a),(i)	5.88	12/01/2022	8,155
5,000	United Technologies Corp.	3.35	8/16/2021	4,979
				31,923

Electrical Components & Equipment (0.5%)

16,892 Molex Electronics Technologies, LLC (a)	2.88	4/15/2020	16,701

Electronics (0.3%)

5,000	Amphenol Corp.	2.55	1/30/2019	4,996
5,000	FLIR Systems, Inc.	3.13	6/15/2021	4,928
578	Fortive Corp.	1.80	6/15/2019	573
				10,497

Hand/Machine Tools (0.3%)

8,840 Stanley Black & Decker, Inc.	2.45	11/17/2018	8,837

Machinery-Construction & Mining (0.2%)

6,604 BlueLine Rental Finance Corp. / BlueLine
Rental, LLC (a)	9.25	3/15/2024	6,901

Machinery-Diversified (0.5%)

4,583	CNH Industrial Capital, LLC	3.38	7/15/2019	4,581
5,000	CNH Industrial Capital, LLC	4.20	1/15/2024	4,952
7,417	Wabtec Corp. (3 mo. LIBOR + 1.05%)	3.38(c)	9/15/2021	7,431
				16,964

Miscellaneous Manufacturers (0.1%)

5,000 Ingersoll-Rand Global Holding Co. Ltd.	2.90	2/21/2021	4,933

Packaging & Containers (0.3%)

4,600	Greif, Inc.	7.75	8/01/2019	4,715
5,000	Packaging Corp. of America	2.45	12/15/2020	4,896
				9,611

Transportation (0.8%)

645	Federal Express Corp. Pass-Through Trust	6.85	7/15/2020	650
5,000	FedEx Corp.	2.30	2/01/2020	4,945
1,266	Ryder System, Inc.	2.50	5/11/2020	1,249
4,500	Ryder System, Inc.	2.25	9/01/2021	4,333
5,000	Ryder System, Inc. (j)	2.80	3/01/2022	4,883
5,000	Ryder System, Inc.	2.50	9/01/2022	4,776
4,706	Ryder System, Inc.	3.40	3/01/2023	4,634
				25,470
	Total Industrial			131,837

11 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Technology (1.4%)

Computers (0.2%)

$ 5,000 Dell International, LLC / EMC Corp. (a)3.48% 6/01/2019 $ 5,007

Office/Business Equipment (0.2%)

5,000 Xerox Corp. (i)	2.75	3/15/2019	4,990

Semiconductors (0.3%)

10,000 Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.38	1/15/2020	9,886

Software (0.7%)

10,000	First Data Corp. (a)	7.00	12/01/2023	10,377
10,000	Oracle Corp.	2.40	9/15/2023	9,463
5,000	VMware, Inc.	2.95	8/21/2022	4,791
				24,631
	Total Technology			44,514

Utilities (5.5%)

Electric (5.1%)

9,167	AEP Texas, Inc.	2.40	10/01/2022	8,782
5,000	Alliant Energy Finance, LLC (a)	3.75	6/15/2023	4,974
10,000	Black Hills Corp.	2.50	1/11/2019	9,995
3,000	CenterPoint Energy Inc.	2.50	9/01/2022	2,867
5,858	Delmarva Power & Light Co.	3.50	11/15/2023	5,817
6,000	Dominion Energy, Inc.	2.96	7/01/2019	5,976
5,000	Dominion Energy, Inc.	2.58	7/01/2020	4,926
5,444	DPL, Inc.	6.75	10/01/2019	5,601
10,045	DPL, Inc.	7.25	10/15/2021	10,704
5,000	Duke Energy Corp.	2.40	8/15/2022	4,789
2,600	Eversource Energy	2.75	3/15/2022	2,543
10,000	Exelon Generation Co., LLC	2.95	1/15/2020	9,939
7,975	Exelon Generation Co., LLC	4.00	10/01/2020	8,043
1,720	Georgia Power Co. (i)	1.95	12/01/2018	1,719
5,000	Georgia Power Co.	2.00	9/08/2020	4,873
8,496	IPALCO Enterprises, Inc.	3.45	7/15/2020	8,437
7,143	ITC Holdings Corp.	2.70	11/15/2022	6,836
5,833	Mississippi Power Co. (3 mo. LIBOR +
	0.65%)	3.03(c)	3/27/2020	5,834
3,333	NextEra Energy Capital Holdings, Inc.	3.34	9/01/2020	3,333
5,000	Public Service Electric & Gas Co.	3.25	9/01/2023	4,940
10,000	Sempra Energy	2.40	3/15/2020	9,873
3,600	Sempra Energy	2.90	2/01/2023	3,461
4,299	Sierra Pacific Power Co.	3.38	8/15/2023	4,268
5,000	Southern Co.	1.85	7/01/2019	4,958
10,000	Southern Power Co.	2.38	6/01/2020	9,822
3,630	System Energy Resources, Inc.	4.10	4/01/2023	3,641
5,000	Virginia Electric & Power Co.	2.75	3/15/2023	4,828
4,500	Vistra Energy Corp.	7.38	11/01/2022	4,680
				166,459

Gas (0.4%)

3,400	National Grid, N.A., Inc.	2.38	9/30/2020	3,318
10,000	Southern Co. Gas Capital Corp.	2.45	10/01/2023	9,355
				12,673
	Total Utilities			179,132
	Total Corporate Obligations (cost: $1,701,501)			1,683,501

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

EURODOLLAR AND YANKEE OBLIGATIONS (12.0%)

Basic Materials (0.8%)

Chemicals (0.5%)

$5,000	Braskem Finance Ltd. (a)	5.75%	4/15/2021 $	5,144
5,000	Braskem Netherlands Finance B.V. (a)	3.50	1/10/2023	4,736
2,932	Methanex Corp.	3.25	12/15/2019	2,916
5,000	Syngenta Finance N.V. (a)	3.70	4/24/2020	4,983
				17,779

Iron/Steel (0.1%)

2,000 Vale Overseas Ltd.	5.88	6/10/2021	2,087

Mining (0.2%)

5,000	Fresnillo plc (a)	5.50	11/13/2023	5,195
925	Glencore Funding, LLC (a)	2.50	1/15/2019	926
1,035	Vedanta Resources plc	6.00	1/31/2019	1,039
				7,160
	Total Basic Materials			27,026

Communications (0.8%)

Media (0.5%)

17,744 Sky plc (a)	9.50	11/15/2018	17,785

Telecommunications (0.3%)

5,000	Deutsche Telekom International Finance
	BV (a)	2.23	1/17/2020	4,936
5,000	Deutsche Telekom International Finance
	BV (a)	2.82	1/19/2022	4,864
				9,800
	Total Communications			27,585

Consumer, Cyclical (1.2%)

Airlines (1.1%)

15,350	Air Canada Pass-Through Trust (a)	5.00	3/15/2020	15,465
3,271	Air Canada Pass-Through Trust (a)	5.38	11/15/2022	3,341
4,599	British Airways Pass-Through Trust (a)	5.63	12/20/2021	4,668
7,692	Virgin Australia Pass-Through Trust (a)	5.00	4/23/2025	7,802
5,000	WestJet Airlines Ltd. (a)	3.50	6/16/2021	4,923
				36,199

Retail (0.1%)

5,000 Alimentation Couche-Tard, Inc. (a)	2.70	7/26/2022	4,796
Total Consumer, Cyclical			40,995

Consumer, Non-cyclical (3.1%)

Agriculture (0.9%)

5,000	BAT Capital Corp. (a)	2.30	8/14/2020	4,895
10,000	BAT Capital Corp. (a)	2.76	8/15/2022	9,580
5,000	BAT International Finance plc	1.63	9/09/2019	4,927
10,000	Imperial Brands Finance plc (a)	2.95	7/21/2020	9,876
				29,278

Beverages (0.4%)

10,000	Anheuser-Busch InBev Worldwide, Inc.	3.75	1/15/2022	10,017
3,000	Anheuser-Busch InBev Worldwide, Inc.	3.50	1/12/2024	2,926
				12,943

13 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Food (0.9%)

$18,588	Grupo Bimbo SAB de CV (a)	4.50%	1/25/2022	$18,876
10,000	Smithfield Foods, Inc. (a)	2.70	1/31/2020	9,832
				28,708

Healthcare-Services (0.1%)

2,460 Fresenius Medical Care U.S. Finance II,
Inc. (a)	4.13	10/15/2020	2,474

Household Products/Wares (0.4%)

15,000 Reckitt Benckiser Treasury Services plc (a)	2.38	6/24/2022	14,343

Pharmaceuticals (0.4%)

15,105 Teva Pharmaceutical Finance Netherlands
III B.V.	2.20	7/21/2021	14,096
Total Consumer, Non-cyclical			101,842

Diversified (0.6%)

Holding Companies-Diversified (0.6%)

5,000	CK Hutchison International II Ltd. (a)	2.25	9/29/2020	4,878
10,000	CK Hutchison International Ltd. (a)	1.88	10/03/2021	9,513
5,000	CK Hutchison International Ltd. (a)	2.88	4/05/2022	4,851
	Total Diversified			19,242

Energy (0.7%)

Oil & Gas (0.7%)

7,140	Cenovus Energy, Inc.	5.70	10/15/2019	7,293
8,515	Petrobras Global Finance B.V. (3 mo.
	LIBOR + 2.14%)	4.58(c)	1/15/2019	8,528
3,000	Petroleos Mexicanos (i)	6.38	2/04/2021	3,077
3,000	Petroleos Mexicanos	5.38	3/13/2022	3,002
	Total Energy			21,900

Financial (2.9%)

Banks (2.2%)

10,000	Banco Santander Chile (a)	2.50	12/15/2020	9,770
10,000	BBVA Bancomer S.A. (a)	6.50	3/10/2021	10,325
10,000	Lloyds Banking Group plc (3 mo. LIBOR +
	0.81%)	2.91(k)	11/07/2023	9,514
13,000	Royal Bank of Scotland Group plc	6.13	12/15/2022	13,456
5,000	Santander UK Group Holdings plc	3.57	1/10/2023	4,835
5,000	Santander UK Group Holdings plc (3 mo.
	LIBOR + 1.08%)	3.37(k)	1/05/2024	4,776
5,000	Santander UK plc	2.35	9/10/2019	4,966
5,000	Standard Chartered plc (a)	2.25	4/17/2020	4,906
10,000	UBS Group Funding AG (a)	2.95	9/24/2020	9,899
				72,447

Diversified Financial Services (0.3%)

10,000 ORIX Corp.	2.90	7/18/2022	9,635

Real Estate (0.2%)

5,000 WEA Finance, LLC (a)	3.15	4/05/2022	4,898

REITS (0.2%)

7,995 Scentre Group Trust (a)	2.38	4/28/2021	7,724
Total Financial			94,704

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Industrial (1.1%)

Aerospace/Defense (0.1%)

$ 3,580 BAE Systems Holdings, Inc. (a)2.85% 12/15/2020 $ 3,534

Building Materials (0.2%)

2,000	Boral Finance Proprietary Ltd. (a)	3.00	11/01/2022	1,926
5,000	Holcim U.S. Finance Sarl & Cie SCS (a)	6.00	12/30/2019	5,142
				7,068

Miscellaneous Manufacturers (0.2%)

5,106 Smiths Group plc (a)	3.63	10/12/2022	5,011

Transportation (0.3%)

10,000 A.P. Moller - Maersk A/S (a)	2.55	9/22/2019	9,911

Trucking & Leasing (0.3%)

8,062	DAE Funding, LLC (a)	4.00	8/01/2020	8,011
2,370	DAE Funding, LLC (a)	4.50	8/01/2022	2,317
				10,328
	Total Industrial			35,852

Utilities (0.8%)

Electric (0.8%)

10,000	Comision Federal de Electricidad	4.88	5/26/2021	10,057
5,000	Comision Federal de Electricidad (a)	4.88	5/26/2021	5,029
5,000	Emera U.S. Finance, LP	2.15	6/15/2019	4,965
5,000	Emera U.S. Finance, LP	2.70	6/15/2021	4,851
	Total Utilities			24,902
	Total Eurodollar and Yankee Obligations (cost: $401,823)			394,048

FOREIGN GOVERNMENT OBLIGATIONS (0.9%)

10,000	Province of Alberta (a)	1.75	8/26/2020	9,761
5,000	Province of Alberta (b)	3.35	11/01/2023	4,998
10,000	Province of Ontario	2.45	6/29/2022	9,705
5,000	Province of Quebec	2.63	2/13/2023	4,868
	Total Foreign Government Obligations (cost: $29,987)			29,332

MUNICIPAL OBLIGATIONS (4.2%)

California (0.1%)

4,750 San Jose Redev. Agency Successor
Agency	2.63	8/01/2022	4,655

Connecticut (0.4%)

3,700	State	3.75	9/15/2020	3,712
3,900	State	3.67	8/15/2022	3,902
3,380	State Health & Educational Facilities Auth.	3.07	7/01/2019	3,368
3,185	State Health & Educational Facilities Auth.	3.32	7/01/2020	3,164
				14,146

Florida (0.1%)

1,375	Municipal Power Agency	2.20	10/01/2020	1,340
2,500	Municipal Power Agency	2.38	10/01/2021	2,411
				3,751

Illinois (0.4%)

535	City of Chicago Wastewater Transmission	3.38	1/01/2019	535
2,520	City of Chicago Wastewater Transmission	4.31	1/01/2021	2,552
10,000	Finance Auth. (Put Date 11/07/2018) (LOC
	- UniCredit Bank A.G.)(m)	2.82	2/01/2037	10,000

15 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$1,490	Village of Channahon	4.00%	1/01/2020 $	1,479
				14,566

Kentucky (0.1%)

545	State Property & Building Commission	2.26	5/01/2020	535
1,060	State Property & Building Commission	2.56	5/01/2021	1,029
250	State Property & Building Commission	2.76	5/01/2022	240
				1,804

Maryland (0.3%)

3,625	EDC	2.80	6/01/2020	3,601
3,670	EDC	3.05	6/01/2021	3,626
3,795	EDC	3.30	6/01/2022	3,725
				10,952

Michigan (0.5%)

5,395	Clintondale Community Schools	2.61	5/01/2021	5,324
4,000	Clintondale Community Schools	2.84	5/01/2022	3,949
2,000	Mount Clemens Community School District	2.12	5/01/2019	1,993
3,635	Mount Clemens Community School District	2.46	5/01/2020	3,600
				14,866

New Jersey (1.0%)

850	EDA	3.30	6/15/2019	851
500	EDA	3.29	7/01/2019	500
850	EDA	3.50	6/15/2020	853
12,500	EDA	4.45	6/15/2020	12,674
625	EDA	3.52	7/01/2020	625
550	EDA	3.70	6/15/2021	554
495	EDA	3.65	7/01/2021	494
2,615	Educational Facilities Auth.	2.25	9/01/2020	2,566
7,450	Educational Facilities Auth.	2.47	9/01/2021	7,206
5,000	Transportation Trust Fund Auth.	1.76	12/15/2018	4,993
				31,316

New York (0.6%)

1,000	Dormitory Auth.	1.98	7/01/2019	992
3,870	Dormitory Auth.	2.30	7/01/2019	3,845
1,270	Dormitory Auth.	2.24	7/01/2020	1,248
5,125	Dormitory Auth.	2.57	7/01/2020	5,075
1,550	Dormitory Auth.	2.44	7/01/2021	1,499
5,000	State Energy Research & Dev. Auth. (Put
	Date 5/01/2020)(l)	2.38	7/01/2026	4,990
600	Town of Oyster Bay	3.55	2/01/2019	600
1,830	Town of Oyster Bay	3.80	2/01/2020	1,826
				20,075

Pennsylvania (0.3%)

4,127	IDA(a)	2.97	7/01/2021	4,045
530	Luzerne County IDA (INS - Assured
	Guaranty Municipal Corp.)	3.85	12/15/2019	526
2,000	Scranton School District (Put Date
	6/15/2019)(l)	4.13	6/15/2034	1,986
2,640	State Public School Building Auth. (INS -
	Build America Mutual Assurance Co.)	2.41	12/01/2018	2,639
				9,196

Tennessee (0.1%)

3,010 Metropolitan Nashville Airport Auth. (Put
Date 11/07/2018) (LOC - Regions
Bank)(m)	2.60	4/01/2030	3,010

Portfolio of Investments | 16

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Texas (0.2%)

$1,690	City of Houston	2.62%	3/01/2021 $	1,667
1,240	City of Houston	2.77	3/01/2022	1,219
1,900	City of Houston	2.98	3/01/2023	1,871
				4,757

Wisconsin (0.1%)

4,000	Public Finance Auth. (LOC - Citizens
	Financial Group)	2.75	6/01/2020	3,919
	Total Municipal Obligations (cost: $138,157)			137,013
	U.S. GOVERNMENT AGENCY ISSUES(n) (1.4%)
	Agency Collateral CMO (0.1%)
3,407	Fannie Mae (+)	1.25	9/25/2027	3,162
	Commercial MBS (0.5%)
66,052	Fannie Mae (+)(h)	0.59(f)	8/25/2022	1,151
66,912	Fannie Mae (+)(h)	0.71(f)	5/25/2022	1,359
68,167	Freddie Mac (+)(h)	1.26(f)	8/25/2022	2,683
90,666	Freddie Mac (+)(h)	1.68(f)	7/25/2019	509
33,682	Freddie Mac (+)(h)	1.73(f)	5/25/2019	144
2,537	Freddie Mac (+)	1.78	10/25/2020	2,509
8,000	Freddie Mac (+)	2.72	6/25/2022	7,858
				16,213
	FGLMC Collateral (0.0%)
62	Freddie Mac (+)	5.00	5/01/2020	62
95	Freddie Mac (+)	5.00	9/01/2020	95
153	Freddie Mac (+)	5.50	4/01/2021	156
				313
	FHLMC Collateral (0.0%)
584	Freddie Mac (+) (12 mo. LIBOR + 1.63%)	3.62(c)	4/01/2035	609
	FNMA Collateral (0.8%)
3,141	Fannie Mae (+)	2.50	4/01/2027	3,033
9,387	Fannie Mae (+)	2.50	5/01/2027	9,063
5,537	Fannie Mae (+)	2.50	8/01/2027	5,345
4,519	Fannie Mae (+)	2.50	8/01/2027	4,363
104	Fannie Mae (+)	4.50	5/01/2023	106
62	Fannie Mae (+)	4.50	2/01/2024	64
48	Fannie Mae (+)	5.00	12/01/2021	50
144	Fannie Mae (+)	5.00	6/01/2023	149
52	Fannie Mae (+)	5.00	9/01/2023	54
175	Fannie Mae (+)	5.00	2/01/2024	181
116	Fannie Mae (+)	5.50	12/01/2020	117
136	Fannie Mae (+)	5.50	2/01/2023	140
376	Fannie Mae (+)	5.50	6/01/2023	387
107	Fannie Mae (+)	5.50	9/01/2023	110
394	Fannie Mae (+)	5.50	6/01/2024	407
171	Fannie Mae (+)	6.00	10/01/2022	175
218	Fannie Mae (+)	6.00	1/01/2023	223
419	Fannie Mae (+)	6.00	1/01/2023	433
174	Fannie Mae (+)	6.00	7/01/2023	178
				24,578
	Total U.S. Government Agency Issues (cost: $44,669)			44,875
	U.S. TREASURY SECURITIES (7.0%)
	Notes (7.0%)(o)
10,000	1.13%, 5/31/2019			9,919
5,000	1.13%, 2/28/2021			4,802

17 | USAA Short-Term Bond Fund

Principal				Market
Amount				Value
(000)	Security			(000)

$10,000	1.25%, 1/31/2019			$9,974
10,000	1.25%, 1/31/2020			9,813
15,000	1.38%, 2/29/2020			14,722
55,000	1.38%, 3/31/2020			53,910
45,000	1.38%, 9/30/2020			43,759
5,000	1.38%, 1/31/2021			4,835
25,000	1.38%, 6/30/2023			23,259
25,000	1.63%, 11/30/2020			24,367
10,000	1.75%, 9/30/2022			9,552
15,000	1.88%, 11/30/2021			14,534
5,000	1.88%, 8/31/2022			4,803
	Total U.S. Treasury Securities (cost: $233,898)			228,249
	Total Bonds (cost: $3,238,161)			3,209,414

Number
of Shares

	EQUITY SECURITIES (0.6%)
	PREFERRED STOCKS (0.6%)
	Communications (0.4%)
	Telecommunications (0.4%)
12,029	Centaur Funding Corp., 9.08%(a)			12,991
	Financial (0.2%)
	Banks (0.2%)
200,000	Citigroup Capital XIII, 8.89%, (3 mo. LIBOR + 6.37%)(c)			5,315
	Total Preferred Stocks (cost: $18,487)			18,306
	Total Equity Securities (cost: $18,487)			18,306

Principal
Amount		Coupon
(000)		Rate	Maturity

	MONEY MARKET INSTRUMENTS (1.8%)
	COMMERCIAL PAPER (1.5%)
$5,500	Baptist Health Care	2.90%	12/06/2018	5,500
5,000	Campbell Soup Co. (a)	2.90	1/10/2019	4,974
3,450	CNH Industrial Capital, LLC (a)	3.25	1/07/2019	3,433
5,000	CNH Industrial Capital, LLC (a)	3.25	1/08/2019	4,975
5,000	CNH Industrial Capital, LLC (a)	3.13	1/16/2019	4,972
6,500	Enbridge Energy Partners (a)	3.12	11/13/2018	6,493
2,400	Sherwin Williams Co. (a)	2.50	11/05/2018	2,399
7,000	Spectra Energy Partners (a)	2.52	11/13/2018	6,994
11,900	Spire, Inc. (a)	2.49	11/08/2018	11,894
	Total Commercial Paper (cost: $51,618)			51,634

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

9,208,627 State Street Institutional Treasury Money Market Fund Premier Class, 2.09%(p)
(cost: $9,209)	9,209
Total Money Market Instruments (cost: $60,827)	60,843

Portfolio of Investments | 18

		Market
Number		Value
of Shares	Security	(000)

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

565,240 Invesco Government & Agency Portfolio Institutional Class, 2.08%(p)				$565
1,448,400 Western Asset Institutional Government Reserves Institutional Class, 2.07%(p)				1,448
Total Short-Term Investments Purchased with Cash Collateral from Securities
Loaned (cost: $2,013)				2,013
Total Investments (cost: $3,319,488)				$3,290,576
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$435,965	$—	$435,965
Bank Loans	—	138,952	—	138,952
Collateralized Loan Obligations	—	43,542	—	43,542
Collateralized Mortgage Obligations	—	2,606	—	2,606
Commercial Mortgage Securities	—	71,331	—	71,331
Corporate Obligations	—	1,683,501	—	1,683,501
Eurodollar and Yankee Obligations	—	394,048	—	394,048
Foreign Government Obligations	—	29,332	—	29,332
Municipal Obligations	—	137,013	—	137,013
U.S. Government Agency Issues	—	44,875	—	44,875
U.S. Treasury Securities	228,249	—	—	228,249
Equity Securities:
Preferred Stocks	—	18,306	—	18,306
Money Market Instruments:
Commercial Paper	—	51,634	—	51,634
Government & U.S. Treasury Money Market
Funds	9,209	—	—	9,209
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	2,013	—	—	2,013
Total	$239,471	$3,051,105	$—	$3,290,576

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the BICs classifications, which may differ from the Fund's compliance classification.

For the period of August 1, 2018, through October 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

19 | USAA Short-Term Bond Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Short-Term Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

Notes to Portfolio of Investments | 20

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value

21 | USAA Short-Term Bond Fund

price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

Notes to Portfolio of Investments | 22

At October 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$1,922,000	$—	$2,013,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $3,273,925,000 at October 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 15.9% of net assets at October 31, 2018.

F.Upcoming Regulatory Matters

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

G. Upcoming Accounting Pronouncements

In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will

23 | USAA Short-Term Bond Fund

evaluate the impact this ASU will have on the financial statements and other disclosures.

H. Subsequent Event

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Fund's respective investment objectives and principal investment strategies.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each

Notes to Portfolio of Investments | 24

tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
EDC	Economic Development Corp.
IDA	Industrial Development Authority/Agency
LIBOR	London Interbank Offered Rate
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(c)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2018.

25 | USAA Short-Term Bond Fund

(d)Senior loans (loans) – are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at October 31, 2018. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(e)The senior loan will settle after October 31, 2018, at which time the interest rate will be determined.

(f)Stated interest rates may change slightly over time as underlying mortgages paydown.

(g)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(h)Security is interest only. Interest-only commercial mortgage-backed securities (CMBS IOs) represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

(i)At October 31, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(j)The security, or a portion thereof, was out on loan as of October 31, 2018.

(k)Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

(l)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(m)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

Notes to Portfolio of Investments | 26

(n)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(o)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(p)Rate represents the money market fund annualized seven-day yield at October 31, 2018.

27 | USAA Short-Term Bond Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA VALUE FUND

OCTOBER 31, 2018

(Form N-Q)

48455-1218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Value Fund

October 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (98.3%)

COMMON STOCKS (98.3%)

Basic Materials (6.3%)

Chemicals (5.1%)

120,840	Air Products & Chemicals, Inc.	$18,652
253,422	Axalta Coating Systems Ltd.(a)	6,254
264,153	DowDuPont, Inc.	14,243
124,757	Linde plc	20,644
169,758	PolyOne Corp.	5,485
225,772	Versum Materials, Inc.	7,125
		72,403

Iron/Steel (0.7%)

380,457 Allegheny Technologies, Inc.(a)	9,850

Mining (0.5%)

610,931	Ferroglobe plc	3,720
76,361	Materion Corp.	4,340
		8,060
	Total Basic Materials	90,313

Communications (2.2%)

Media (1.8%)

563,466	Comcast Corp. "A"	21,490
85,471	Meredith Corp.(b)	4,407
		25,897

Telecommunications (0.4%)

155,041 Ciena Corp.(a)	4,847
Total Communications	30,744

Consumer, Cyclical (10.1%)

Auto Parts & Equipment (0.6%)

33,722	Adient plc	1,026
527,838	American Axle & Manufacturing Holdings, Inc.(a)	8,007
		9,033

Home Builders (0.7%)

232,899 Lennar Corp. "A"	10,010

Home Furnishings (0.2%)

26,611 Whirlpool Corp.	2,921

Leisure Time (2.4%)

358,003 Norwegian Cruise Line Holdings Ltd.(a)	15,777

1| USAA Value Fund

		Market
Number		Value
of Shares	Security	(000)

171,276	Royal Caribbean Cruises Ltd.	$17,938
		33,715

Retail (5.7%)

108,653	Advance Auto Parts, Inc.	17,358
223,733	Dollar General Corp.	24,919
254,548	Lowe's Companies, Inc.	24,238
44,784	O'Reilly Automotive, Inc.(a)	14,365
		80,880

Storage/Warehousing (0.5%)

180,397 Mobile Mini, Inc.	7,418
Total Consumer, Cyclical	143,977

Consumer, Non-cyclical (21.8%)

Agriculture (2.0%)

224,927	Altria Group, Inc.	14,629
159,078	Philip Morris International, Inc.	14,010
		28,639

Beverages (1.6%)

506,284 Coca-Cola European Partners plc	23,031

Commercial Services (1.8%)

40,727	AMERCO	13,297
484,654	Nielsen Holdings plc	12,591
		25,888

Food (0.8%)

371,156	Darling Ingredients, Inc.(a)	7,668
488,508	SunOpta, Inc.(a)	3,625
		11,293

Healthcare-Products (2.3%)

217,913	Invacare Corp.	2,815
331,402	Medtronic plc	29,767
		32,582

Healthcare-Services (5.5%)

127,459	Anthem, Inc.	35,124
91,280	Cigna Corp.	19,517
121,210	Encompass Health Corp.	8,157
56,160	UnitedHealth Group, Inc.	14,677
		77,475

Pharmaceuticals (7.8%)

200,552	Cardinal Health, Inc.	10,148
286,228	CVS Health Corp.	20,720
203,257	Express Scripts Holding Co.(a)	19,710
152,799	Merck & Co., Inc.	11,248
679,504	Pfizer, Inc.	29,259
279,862	Sanofi ADR	12,515
392,501	Teva Pharmaceutical Industries Ltd. ADR	7,842
		111,442
	Total Consumer, Non-cyclical	310,350

Energy (11.5%)

Oil & Gas (11.5%)

557,045	BP plc ADR	24,159
497,976	Callon Petroleum Co.(a)	4,965

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

163,375	Chevron Corp.	$18,241
338,116	ConocoPhillips	23,634
237,916	Devon Energy Corp.	7,708
1,719,091	Kosmos Energy Ltd.(a)	11,157
173,187	Occidental Petroleum Corp.	11,616
524,494	Parsley Energy, Inc. "A"(a)	12,284
228,647	Phillips 66	23,509
135,294	Valero Energy Corp.	12,324
559,736	Vermilion Energy, Inc.	14,867
	Total Energy	164,464

Financial (18.8%)

Banks (10.1%)

394,607	Bank of New York Mellon Corp.	18,677
158,128	Cadence BanCorp	3,488
279,109	Fifth Third Bancorp	7,533
230,007	J.P. Morgan Chase & Co.	25,075
656,765	KeyCorp	11,927
98,179	Prosperity Bancshares, Inc.	6,385
240,165	State Street Corp.	16,511
116,562	Texas Capital Bancshares, Inc.(a)	7,603
246,652	U.S. Bancorp.	12,893
92,746	UMB Financial Corp.	5,922
527,891	Wells Fargo & Co.	28,100
		144,114

Diversified Financial Services (4.0%)

208,530	American Express Co.	21,422
662,900	Jefferies Financial Group, Inc.	14,233
525,993	Navient Corp.	6,091
149,723	PRA Group, Inc.(a)	4,617
1,035,612	SLM Corp.(a)	10,501
		56,864

Insurance (3.0%)

284,367	American International Group, Inc.	11,742
188,595	Fidelity National Financial, Inc.	6,308
628,253	MGIC Investment Corp.(a)	7,671
126,322	Willis Towers Watson plc	18,084
		43,805

REITS (0.9%)

446,429 MGM Growth Properties, LLC "A"	12,630

Savings & Loans (0.8%)

1,175,379 New York Community Bancorp, Inc.	11,260
Total Financial	268,673

Industrial (14.2%)

Aerospace/Defense (2.8%)

78,925	Barnes Group, Inc.	4,467
154,875	Spirit AeroSystems Holdings, Inc. "A"	13,011
180,439	United Technologies Corp.	22,412
		39,890

Building Materials (3.7%)

152,179	Gibraltar Industries, Inc.(a)	5,424
867,128	Johnson Controls International plc	27,722
237,545	Owens Corning	11,229
127,514	Simpson Manufacturing Co., Inc.	7,278

3| USAA Value Fund

		Market
Number		Value
of Shares	Security	(000)

20,488	Trex Co., Inc.(a)	$1,256
		52,909

Electrical Components & Equipment (0.3%)

93,928 Encore Wire Corp.	4,152

Electronics (1.8%)

111,647	FARO Technologies, Inc.(a)	5,643
208,628	II-VI, Inc.(a)	7,767
91,355	Park Electrochemical Corp.	1,613
111,329	Plexus Corp.(a)	6,502
258,793	Vishay Intertechnology, Inc.	4,736
		26,261

Engineering & Construction (0.4%)

236,166 Primoris Services Corp.	5,000

Hand/Machine Tools (1.2%)

147,754 Stanley Black & Decker, Inc.	17,216

Machinery-Construction & Mining (0.4%)

159,278 Terex Corp.	5,318

Machinery-Diversified (1.0%)

169,368 Wabtec Corp.	13,892

Miscellaneous Manufacturers (2.3%)

246,380	Actuant Corp. "A"	5,876
211,844	Colfax Corp.(a)	5,938
344,080	Federal Signal Corp.	7,566
1,382,416	General Electric Co.	13,963
		33,343

Transportation (0.3%)

249,764 Air Transport Services Group, Inc.(a)	4,895
Total Industrial	202,876

Technology (9.7%)

Computers (1.0%)

632,325	Hewlett Packard Enterprise Co.	9,643
92,572	MTS Systems Corp.	4,383
		14,026

Semiconductors (5.5%)

73,733	Broadcom, Inc.	16,479
284,906	Brooks Automation, Inc.	8,841
61,417	Cohu, Inc.	1,277
240,248	Diodes, Inc.(a)	7,253
132,643	Microchip Technology, Inc.	8,725
403,774	Photronics, Inc.(a)	3,933
246,165	QUALCOMM, Inc.	15,481
176,090	Texas Instruments, Inc.	16,346
		78,335

Software (3.2%)

179,182	Microsoft Corp.	19,139
547,631	Oracle Corp.	26,746
		45,885
	Total Technology	138,246

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

Utilities (3.7%)

Electric (3.7%)

273,232	Dominion Energy, Inc.	$19,514
432,051	Exelon Corp.	18,928
78,745	Pinnacle West Capital Corp.	6,477
154,408	Xcel Energy, Inc.	7,568
	Total Utilities	52,487
	Total Common Stocks (cost: $1,134,051)	1,402,130

RIGHTS (0.0%)

Basic Materials (0.0%)

Mining (0.0%)

545,600 Ferroglobe Representation & Warranty Insurance Trust (a),(c),(d) (cost: $0)	—
Total Equity Securities (cost: $1,134,051)	1,402,130

MONEY MARKET INSTRUMENTS (0.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)

6,082,926 State Street Institutional Treasury Money Market Fund Premier Class, 2.09%(e)
(cost: $6,083)	6,083

SHORT-TERM INVESTMENT PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

839,082 Invesco Government & Agency Portfolio Institutional Class, 2.08%(e)				839
Total Short-Term Investment Purchased with Cash Collateral from Securities
Loaned (cost: $839)				839
Total Investments (cost: $1,140,973)				$1,409,052
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 1,402,130	$—	$—	$ 1,402,130
Rights	—	—	—	—
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	6,083	—	—	6,083
Short-Term Investment Purchased with Cash Collateral
from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	839	—	—	839
Total	$1,409,052	$—	$—	$1,409,052

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the BICs classifications, which may differ from the Fund's compliance classification.

For the period of August 1, 2018, through October 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

5| USAA Value Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Value Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

Notes to Portfolio of Investments | 6

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the

7| USAA Value Fund

market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$794,000	$—	$839,000

Notes to Portfolio of Investments | 8

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,425,890,000 at October 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 8.3% of net assets at October 31, 2018.

E.Upcoming Regulatory Matters

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

F. Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

G. Subsequent Event

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Fund's respective investment objectives and principal investment strategies.

CATEGORIES AND DEFINITIONS

Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

9| USAA Value Fund

REITS Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, was out on loan as of October 31, 2018.

(c)Security was fair valued at October 31, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees.

(d)Security was classified as Level 3.

(e)Rate represents the money market fund annualized seven-day yield at October 31, 2018.

Notes to Portfolio of Investments | 10

ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST - Period Ended OCTOBER 31, 2018

By:	/S/ KRISTEN MILLAN
--------------------------------------------------------------
Signature and Title: Kristen Millan, Assistant Secretary
Date:	12/26/2018
-------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
--------------------------------------------------------------
Signature and Title: Daniel S. McNamara, President
Date:	12/26/2018
------------------------------
By:	/S/ JAMES K. DE VRIES
-----------------------------------------------------
Signature and Title: James K. De Vries, Treasurer
Date:	12/26/2018
------------------------------